                                                                                              Registration No. 333-121449
                                                                                                       File No. 811-21686

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]

         Pre-Effective Amendment No.    1                                                                       [X]

         Post-Effective Amendment No. ____                                                                    [   ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

         Amendment No.   1                                                                                    [ X  ]

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                                           OPPENHEIMER PORTFOLIO SERIES
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                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                (Address of Principal Executive Offices) (Zip Code)

                                                  (303) 768-3200
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                               (Registrant's Telephone Number, including Area Code)

                                               Robert G. Zack, Esq.
                                              OppenheimerFunds, Inc.

                   Two World Financial Center-225 Liberty Street - New York, New York 10281-1008

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[   ]    On _______________ pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

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The  Registrant  hereby  amends the  Registration  statement on such date or dates as may be necessary to delay its effective  date  until  the  Registrant  shall  file a  further  amendment  which  specifically  states  that  this
Registration  Statement shall thereafter  become effective in accordance with section 8(a) of the Securities Act of
1933 or until the  Registration  Statement shall become  effective on such date as the Commission,  acting pursuant to Section 8(a), shall determine.

PROSPECTUS

Oppenheimer
Portfolio Series

Prospectus dated April 1, 2005                               This Prospectus  describes four portfolios which make up
                                                             the Oppenheimer Portfolio Series.

                                                             Conservative  Investor Fund,  which seeks current income
                                                             with  a  secondary  objective  of  long-term  growth  of
                                                             capital.

                                                             Moderate  Investor Fund, which seeks long-term growth of
                                                             capital and current income.

                                                             Aggressive  Investor Fund,  which seeks long-term growth
                                                             of capital.

                                                             Active  Allocation Fund, which seeks long-term growth of
                                                             capital, with a secondary objective of current income.

                                                             This Prospectus  contains  important  information  about
                                                             each Portfolio's  objectives,  its investment  policies,
                                                             strategies  and  risks.   It  also  contains   important
                                                             information  about  how  to buy or  sell  shares  of the
                                                             Portfolios and other account features.  Please read this
As with all mutual funds, the Securities and Exchange        Prospectus  carefully  before you invest and keep it for
Commission has not approved or disapproved the Fund's        future reference about your account.
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.
                                                                                            [logo] OppenheimerFunds
                                                                                            The Right Way to Invest

CONTENTS

                  Overview

                  ABOUT THE PORTFOLIOS

                  Conservative Investor Fund
                      Main Risks of Investing in the Portfolio
                  Moderate Investor Fund
                      Main Risks of Investing in the Portfolio
                  Aggressive Investor Fund
                      Main Risks of Investing in the Portfolio
                  Active Allocation Fund
                      Main Risks of Investing in the Portfolio

                  About the Portfolios' Investments
                  How the Portfolios are Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone
                  Redemption Fees

                  How to Exchange Shares
                  Shareholder Account Rules and Policies
                  Dividends, Capital Gains and Taxes
                  Financial Highlights

Overview
This Prospectus  describes  Oppenheimer  Portfolio Series (the "Fund").  The Fund consists of four asset allocation portfolios,  each with unique  characteristics  and risk profile.  They are:  Conservative  Investor Fund, Moderate
Investor Fund,  Aggressive  Investor Fund, and Active Allocation Fund (each, a "Portfolio," and  collectively,  the
"Portfolios"),  each of which is designed to achieve an allocation of assets among  different  asset classes.  Each
Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.

Each Portfolio  normally invests in a portfolio  consisting of a  target-weighted  allocation in Class A or Class Y shares of other  Oppenheimer  funds,  referred to as "Underlying  Funds," within the  parameters  listed below.  No
Portfolio will invest more than 35% of its net assets in any single  Underlying  Fund.  Active  Allocation Fund may invest up to 20% of its net assets in a  tactical  allocation  among two to four  additional  Oppenheimer  funds or money market securities based on  recommendations  made by  OppenheimerFunds,  Inc., the Fund's investment  manager
(the "Manager").  "Tactical  allocation" as used in this Prospectus,  refers to a strategy that involves  adjusting the asset mix to take advantage of temporary market conditions that may present opportunities.

The  allocations  to individual  Underlying  Funds are  determined by the Manager so as to best meet the investment objective of each  Portfolio.  The Manager  monitors the Underlying  Fund  selections to ensure that they adhere to the asset allocations over time, and periodically  rebalances each Portfolio's  investments in the Underlying Funds to bring them back within their  target  weightings.  In response to changing  market or economic  conditions,  the
Manager may change the asset class  allocations,  or the Underlying  Funds or their target  weightings at any time, without prior approval from or notice to shareholders.  The Manager will allocate the Portfolio's  assets among the
Underlying Funds to assure broad  diversification  within the guidelines of each Portfolio's  investment objective.
This  diversification  will be achieved by selecting  funds with different  investment  guidelines and styles.  The
Manager will look to diversify  both  domestically  and  internationally,  among  different  investment  styles and market  capitalizations.  The following table identifies the target  allocation for each of the Portfolios in terms of the broad asset classes.  This Prospectus will describe which  Underlying  Funds the Manager will use to achieve these targets.

                           Conservative              Moderate              Aggressive            Active
                           Investor Fund             Investor Fund         Investor Fund         Allocation Fund

U.S. Equity                       15%                     35%          70%                 40%
International Equity                5                              10                   30                   15
Fixed Income                      70                               45                     0                  20
Other                             10                               10                     0                    5
Active Allocation                   0                                0                    0                  20

For temporary periods, a Portfolio may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally only occur at times when the Manager is unable to immediately invest funds received from purchases of Portfolio shares or from redemptions of other investments.

RISKS OF INVESTING IN THE UNDERLYING  FUNDS.  Each of the Underlying  Funds in which the Portfolios  invest has its own  investment  risks,  and those risks can affect the value of each  Portfolio's  investments  and  therefore the value of the  Portfolio's  shares.  The  Prospectuses  and  Statements of Additional  Information of the Underlying
Funds are available  without  charge upon request by contacting  OppenheimerFunds  Services toll free at 1.800.CALL
OPP   (225.5677),   or  certain   documents   can  be  downloaded  on  the   OppenheimerFunds,   Inc.   website  at
www.oppenheimerfunds.com.  Appendix A lists the  investment  objective  and  principal  investments  of each of the
Underlying Funds.  The risks of those investments are described in this Prospectus.

ABOUT THE PORTFOLIOS

Conservative Investor Fund

WHAT ARE THE  PORTFOLIO'S  INVESTMENT  OBJECTIVES?  The  Conservative  Investor  Fund  ("Portfolio")  seeks current income with a secondary objective of long-term growth of capital.

WHAT DOES THE  PORTFOLIO  MAINLY  INVEST IN? The  Portfolio  is a special  type of mutual  fund known as a "fund of funds"  because it invests in other mutual  funds.  Under  normal  market  conditions,  the Manager will invest the
Portfolio's  assets  in  shares  of the  Underlying  Funds  listed  below.  "Normal  market  conditions"  are  when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio  currently  seeks to achieve its objectives by allocating  its assets to Underlying  Funds to seek to obtain the  following  target  weightings:  fixed  income,  70% of net  assets;  U.S.  equity,  15% of net  assets;
international  equity,  5% of  net  assets;  other  asset  classes  (which  may  include  real  estate  securities, commodities,  real assets,  cash, or cash equivalents which are securities not generally defined as equity or fixed income), 10% of net assets.

Underlying Funds - Conservative Investor Fund
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Oppenheimer Core Bond Fund

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Oppenheimer Capital Appreciation Fund
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Oppenheimer Global Fund
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Oppenheimer High Yield Fund
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Oppenheimer International Bond Fund
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Oppenheimer Limited Term Government Fund
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Oppenheimer Main Street Fund(R)
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Oppenheimer Real Asset Fund(R)
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Oppenheimer Real Estate Fund
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Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market  conditions,  the Manager seeks to achieve the  Portfolio's  objectives by allocating  the  Portfolio's  assets mainly among shares of the  Underlying
Funds listed above according to the asset class targets described above.

WHO IS THE PORTFOLIO  DESIGNED FOR? The Portfolio is designed  primarily for investors  seeking relative  stability and current income.  The Portfolio may be an appropriate  investment for you if you want a  professionally  managed and  diversified  portfolio.  While it may be  appropriate  for a portion  of a  retirement  plan  investment,  the
Portfolio is not a complete investment program.

CAN THE  PORTFOLIO'S  INVESTMENT  OBJECTIVES  AND POLICIES  CHANGE?  The  Portfolio's  Board of Trustees can change non-fundamental  policies  without  shareholder  approval,  although  significant  changes  will  be  described  in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without the approval of a majority of the
Portfolio's  outstanding  voting  shares.  Shareholders  will receive at least 60 days advance notice of changes in the Portfolio's  investment objective or principal investment  strategies.  The Portfolio's  investment  objectives and policies are not fundamental policies.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

Main Risks of Investing in the Portfolio

All  investments  have risks to some degree.  The share prices of the  Portfolio's  shares  generally  change daily based on the values of the  Underlying  Funds'  investments  which are  subject  to a number of  factors  described below.  There  is also  the risk  that  poor  security  selection  by the  Underlying  Funds'  investment  Manager,
OppenheimerFunds, Inc., may cause the Portfolio to underperform other funds having similar objectives.

ALLOCATION  RISK. The  Portfolio's  ability to achieve its investment  objectives  depends upon the Manager's skill in selecting the best mix of Underlying  Funds.  There is the risk that the Manager's  evaluations  and assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET  RISK.  The value of the  securities  in which the  Underlying  Funds  invest may  decline  due to  changing economic, political or market conditions or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING  FUNDS.  Each of the Underlying  Funds in which the Portfolio  invests has its own  investment  risks,  and those risks can affect the value of the  Underlying  Funds'  shares and  therefore the value of the  Portfolio's  investment.  In addition,  there is no guarantee that the Underlying  Funds will achieve their investment  objectives.  The Underlying Funds may change their investment  objectives or policies without the approval  of the  Portfolio.  If an  Underlying  Fund were to change its  investment  objective  or  policies,  the
Portfolio may be forced to sell its shares of the Underlying Fund at a disadvantageous time.

SPECIAL  RISKS  OF DEBT  SECURITIES.  Some of the  Underlying  Funds  may  invest  in debt  securities.  The mix of equities and debt  securities  in an Underlying  Fund's  portfolio  will vary over time  depending on the Manager's judgment about market and economic  conditions.  An Underlying  Fund's  investments in debt  securities may include securities  issued or guaranteed  by the U.S.  government  or its agencies and  instrumentalities,  and foreign and domestic  corporate  bonds,  notes and  debentures.  They may be  selected  for  their  income  possibilities,  for liquidity and to help cushion fluctuations in the Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally  recognized rating  organizations such as
Moody's Investors Service,  Inc. or Standard & Poor's Rating Service or they may be unrated  securities  assigned a comparable rating by the Manager.
CREDIT  RISK.  Debt  securities  are  subject  to credit  risk.  Credit  risk is the risk that the issuer of a debt security  might not make  interest  and  principal  payments on the  security as they become due. A downgrade in an issuer's  credit  rating or other  adverse news about an issuer can reduce the value of that  issuer's  securities.
Securities  directly issued by the U.S.  Treasury and certain agencies that are backed by the full faith and credit of the U.S.  government  have little credit risk,  and securities  issued by other agencies of the U.S.  government generally  have low credit  risks.  Securities  of U.S.  government-sponsored  entities  are not backed by the full faith and credit of the U.S.  government.  Securities  issued by private  issuers have greater credit risks.  If an issuer fails to pay interest,  an Underlying  Fund's income may be reduced.  If an issuer fails to repay principal, the value of that security and of an  Underlying  Fund's shares may be reduced.  Some of the  Underlying  Funds may purchase lower-grade,  high-yield debt securities of U.S. and foreign issuers, including bonds, debentures,  notes,
preferred  stocks,  loan  participation   interests  and  "structured"  notes  described  below,  and  asset-backed securities,  among others.  Some of the  Underlying  Funds may invest in  securities  rated as low as "C" or "D" or which include  high-yield  bonds  commonly  called "junk  bonds," and may be in default at the time the  Underlying
Funds buy them.  While securities  rated "Baa" by Moody's or "BBB" by S&P are considered  "investment  grade," they have some  speculative  characteristics.  Some  Underlying  Funds may invest in debt  securities of issuers in both developed and emerging markets throughout the world.

o        Special  Risks of  Lower-Grade  Securities.  Because an  Underlying  Fund may invest in  securities  below investment-grade,  the  Underlying  Fund's  credit risks will be greater than those of funds that buy  only  investment-grade  securities.  Those  are  loans or  securities  rated  below  BBB- by
         Standard  &  Poor's  Rating  Services  ("S&P")  or  Baa3  by  Moody's  Investors  Service,  Inc.,
         ("Moody's") or that have comparable ratings by another rating organization,  or, if unrated, that are considered by the Manager to be of comparable  quality.  Lower-grade  debt  securities may be subject to greater  market  fluctuations  and greater risks of loss of income and principal  than investment-grade  debt  securities.  Securities  that are (or that have fallen) below  investment grade include  high-yield bonds,  commonly called "junk bonds," and are exposed to a greater risk that the issuers of those  securities  might default and not meet their debt  obligations.  These risks can reduce the Underlying Fund's share price and the income it earns.

         While  investment-grade   securities  are  subject  to  risks  of  non-payment  of  interest  and principal,  generally,  higher yielding lower-grade bonds, whether rated or unrated, have greater risks  than  investment-grade  securities.  The  market for  lower-grade  securities  may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt  securities are subject to change when  prevailing  interest rates change.
When prevailing interest rates fall, the values of already-issued  debt securities  generally rise. When prevailing interest rates rise, the values of already-issued  debt securities  generally fall, and they may sell at a discount from  their  face  amount.  The  magnitude  of these  fluctuations  will  often be  greater  for  longer-term  debt securities than  shorter-term  debt securities.  However,  interest rate changes may have different  effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times,  the Underlying  Funds may buy  longer-term  debt  securities.  When the average  duration of an
Underlying  Fund's  portfolio  is longer,  its share prices may  fluctuate  more when  interest  rates  change.  An
Underlying Fund may buy zero-coupon or "stripped"  securities,  which are  particularly  sensitive to interest rate changes and the rate of principal  payments (and  prepayments).  These are derivative  securities  that have prices that may go up or down  more than  other  types of debt  securities  in  response  to  interest  rate  changes.  An
Underlying  Fund's share prices can go up or down when interest  rates change,  because of the effect of the change on the value of an Underlying Fund's  investments.  Also, if interest rates fall, an Underlying Fund's  investments in new securities at lower yields will reduce the Underlying Fund's income.
PREPAYMENT  RISK.  Mortgage-related  securities are subject to the risks of unanticipated  prepayment.  The risk is that when interest  rates fall,  borrowers  under the mortgages that underlie  these  securities  will prepay their mortgages  more quickly than  expected,  causing the issuer of the security to pay the principal to the  Underlying
Fund prior to the security's  expected  maturity.  An Underlying Fund may be required to reinvest the proceeds at a lower interest rate,  reducing its income.  Mortgage-related  securities subject to prepayment risk generally offer less potential for gains when  prevailing  interest rates fall and have greater  potential for loss when prevailing interest  rates rise.  The impact of  prepayments  on the price of a security  may be  difficult to predict and may increase the  volatility  of the price.  If the  Underlying  Fund buys  mortgage-related  securities  at a premium, accelerated  prepayments on those  securities  could cause the  Underlying  Fund to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly,  prepayments  of mortgages may occur at a slower rate than  expected,  and the expected maturity of short- or medium-term  mortgage-related  securities could lengthen as a result. That could cause their values to fluctuate  more,  and the prices of the Underlying  Fund's  shares,  to fluctuate more and to fall.

RISKS OF USING  DERIVATIVE  INVESTMENTS.  An Underlying  Fund may use  derivatives to seek increased  returns or to try to hedge  investment  risks.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is  derived  from) the value of an  underlying  asset,  interest  rate or index.  Options,  futures, interest-only and principal-only  securities,  structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives an Underlying Fund may use.

         If the issuer of the  derivative  does not pay the amount  due, an  Underlying  Fund can lose money on the investment.  Also,  the  underlying  security or investment on which the  derivative is based,  and the  derivative itself,  may not perform the way the Manager expected it to perform.  If that happens,  an Underlying  Fund's share prices  could  fall  and the  Underlying  Fund  could  get  less  income  than  expected,  or its  hedge  might  be unsuccessful.  Some  derivatives  may be illiquid,  making it  difficult to value or to sell them at an  acceptable price.  The  Underlying  Funds have limits on the amount of certain types of  derivatives  they can hold.  However, using  derivatives can cause the Underlying  Fund to lose money on its  investments  and/or increase the volatility of its share prices.

         SPECIAL RISKS OF HYBRID OR DERIVATIVE  INVESTMENTS.  Some of the Underlying  Funds may invest in hybrid or derivative  investments.  In general terms, a hybrid instrument is a derivative investment,  which is an investment contract  whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate,  index or commodity.

         The  commodity-linked  structured  notes and futures  contracts in which some of the Underlying  Funds may invest are hybrid  instruments  that have  substantial  risks,  including risk of loss of a significant  portion of their  principal  value.  Because the  performance  of these notes is linked to the  performance  of the underlying commodity  prices,  these  investments  are subject to "market risks" that relate to the movements of prices in the commodity  markets.  They may be subject to additional special risks that do not affect traditional equity and debt securities:

o        Risk of loss of  interest.  If payment of interest on a  structured  note or other  hybrid  instrument  is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  the  Underlying  Fund might not receive all (or a portion) of the  interest due on its investment if there is a loss of value of the underlying investment.
o        Risk of loss of  principal.  To the extent that the amount of the  principal to be repaid upon maturity is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  the  Underlying  Fund might not receive all or a portion of the  principal at maturity of the investment.  At any time, the risk of loss associated with a particular  instrument in the
         Underlying Fund's portfolio may be significantly higher than 50% of the value of the investment.
o        Lack of  secondary  market.  A liquid  secondary  market may not exist for the  specially  created  hybrid instruments  the Underlying  Fund buys,  which may make it difficult for this  Underlying Fund to sell them at an acceptable price or to accurately value them.
o        Risk of greater  volatility.  The value of the  commodity-linked  derivative  investments  the  Underlying
         Fund buys may fluctuate  significantly because the values of the underlying  investments to which they  are  linked  are  themselves  extremely  volatile.  Additionally,  economic  leverage  will increase the  volatility  of these hybrid  instruments  as they may increase or decrease in value more quickly than the underlying commodity, index, futures contract, or other economic variable.

         If the  portfolio  manager(s)  of an  Underlying  Fund uses a derivative  instrument  at the wrong time or judges market  conditions  incorrectly,  the strategies may result in a significant loss to the Underlying Fund and reduce the  Underlying  Fund's  return.  The  Underlying  Fund could  also  experience  losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments.

         Interest  rate and  stock  market  changes  in the U.S.  and  abroad  may  influence  the  performance  of derivatives.  Also,  the  underlying  security or investment on which the  derivative is based,  and the derivative itself,  may not perform the way the Manager  expected it to. If that happens,  the  Underlying  Fund's share price could decline.

HEDGING RISK.  Some of the  Underlying  Funds can use hedging  instruments,  such as options,  futures and swaps to hedge against declines in the value of its portfolio  investments,  as well as to seek greater  returns.  There are special risks in particular  hedging  strategies these  Underlying Funds might use. For example,  if a covered call written by the  Underlying  Fund is exercised on an  investment  that has  increased in value above the call price, the  Underlying  Fund will be required to sell the investment at the call price and will not be able to realize any profit on the investment  above the call price.  In writing a put, there is a risk that the Underlying  Fund may be required to buy the underlying security at a disadvantageous price if the market value is below the put price.

RISKS OF  LEVERAGE.  Some  derivatives  an  Underlying  Fund may buy involve a degree of leverage.  For example,  a hybrid  instrument  linked to the value of a  commodity  index may return  income  calculated  as a multiple of the price movement of the underlying index.

         Economic  leverage  occurs when an investor  has the right to a return on an  investment  that exceeds the return  that the  investor  would be  expected  to  receive  based on the  amount  contributed  to the  investment.
Economically  leveraged  hybrid  instruments can increase the gain or the loss associated with changes in the value of an underlying  commodity,  index, futures contract or other economic variable.  The Underlying Funds have limits on the leverage ratio of hybrid investments bought as well as on overall economic leverage in its portfolio.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
To the extent that an Underlying Fund invests in equity  securities,  the value of the Underlying  Fund's portfolio will be affected by changes in the stock markets.  Market risk can affect an Underlying  Fund's net asset value per share,  which will fluctuate as the values of the Underlying  Fund's  portfolio  securities  change.  The prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different  stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its  industry.  Also,  stocks of small and  medium-size  companies  may have more  volatile  prices  than stocks of large companies.

RISKS OF INDUSTRY FOCUS.  At times,  an Underlying Fund may increase the relative  emphasis of its investments in a particular  industry.  Stocks of issuers in a particular  industry  are subject to changes in economic  conditions, government  regulations,  availability  of basic  resources or supplies,  or other events that affect that industry more than  others.  To the extent that an  Underlying  Fund has greater  emphasis on  investments  in a  particular industry, its share values may fluctuate in response to events affecting that industry.

RISKS OF GROWTH INVESTING.  Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater capital  appreciation  but may be more volatile than stocks of larger,  more  established  companies.  That means an Underlying  Fund could have greater  difficulty  selling a security of a smaller  company at an acceptable price,  especially  in  periods  of market  volatility.  That  factor  increases  the  potential  for  losses to an
Underlying  Fund.  Also, it may take a substantial  period of time before an Underlying Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

RISKS OF INVESTING IN SMALL-CAP  STOCKS.  Some of the  Underlying  Funds may focus their  investments  in stocks of small-cap companies (as defined in the Underlying Fund's  prospectus).  Small-cap growth companies can include both established  and newer  companies.  While newer growth  companies  might offer  greater  opportunities  for capital appreciation than larger, more established  companies,  they involve  substantially greater risks of loss and price fluctuations than larger issuers.

         Small-cap  companies  may have limited  product  lines or markets for their  products,  limited  access to financial  resources and less depth in management skill than larger, more established  companies.  Their stocks may be less  liquid  than those of larger  issuers.  That means an  Underlying  Fund  could have  difficulty  selling a security of a small-cap  issuer at an acceptable  price,  especially in periods of market  volatility.  That factor increases the potential for losses to an  Underlying  Fund.  Also, it may take a substantial  period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

RISKS OF  INVESTING  IN SPECIAL  SITUATIONS.  Periodically,  an  Underlying  Fund might use  aggressive  investment techniques.  These  might  include  seeking to benefit  from what a  portfolio  manager  perceives  to be  "special situations,"  such as  mergers,  reorganizations,  restructurings  or other  unusual  events  expected  to affect a particular issuer.  However,  there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's  securities.  The Underlying Fund's  investments might not produce the expected gains or could incur a loss.

o        Cyclical  Opportunities.  Some of the  Underlying  Funds may also seek to take advantage of changes in the business  cycle by  investing  in companies  that are  sensitive to those  changes if the Manager believes they have growth  potential.  An Underlying  Fund might  sometimes seek to take tactical advantage of short-term  market movements or events affecting  particular  issuers or industries.
         There is a risk  that if the  event  does not occur as  expected,  the  value of the stock  could fall, which in turn could depress the Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE  SECURITIES.  One of the Underlying  Funds,  Oppenheimer  Real Estate Fund ("Real
Estate  Fund"),  expects to invest  primarily in common  stocks and other equity  securities  issued by real estate companies.  The main  risk is that the  value of the  stocks  this  fund  holds  might  decline  as a result of the performance of individual  securities,  an overall decline in the stock markets or a general decline in real estate markets.  Other risks include:  extended  vacancies of  properties,  increased  competition,  increases in property taxes and  operating  expenses,  changes  in zoning  laws,  losses  due to costs  resulting  from the  clean-up  of environmental problems,  liability to third parties for damages resulting from environmental problems,  casualty or condemnation  losses,  limitations  on rents,  changes  in  neighborhood  values and the  appeal of  properties  to tenants,  and  changes  in  interest  rates.  For more  information  about the risks of  investing  in real  estate securities,  you can request a Prospectus of the Real Estate Fund by calling  toll-free  1.800.CALL  OPP (225.5677)
or downloading a prospectus on the OppenheimerFunds website at: www.oppenheimerfunds.com.

o        Real Estate Markets and REIT Risk.  Additionally,  since Real Estate Fund  concentrates  its assets in the real estate industry,  the Portfolio's investment in Real Estate Fund will be closely linked to the  performance of the real estate  markets.  Property values may fall due to increasing vacancies or declining  rents  resulting from  unanticipated  economic,  legal,  cultural or technological  developments.  Real Estate  Investment  Trust  ("REIT")  prices also may drop because of the failure of borrowers to pay their loans,  a dividend cut, a disruption to the real  estate  investment  sales  market,  changes  in  federal  or state  taxation  policies affecting REITs, and poor management.  The REIT investment  universe,  which is approximated by the National  Association of Real Estate Investment Trusts ("NAREIT") Index, is comprised of  roughly  173  companies  ranging  in market  capitalization  from $5.4  million to $10.8 billion (as of June 1, 2004),  with an  aggregate  market  capitalization  of  approximately
              $238.8 billion.

o        Small REIT Companies.  As of June 1, 2004,  roughly 8.3% of the REITs currently  outstanding have a market capitalization  of $100 million or less.  Small REIT company  shares  therefore  can be more volatile than, and perform  differently from, larger REIT company stocks.  There may be less trading volume in a smaller  company's stock,  which means that buy and sell transactions in that stock  could have a larger  impact on the  stock's  price than is the case with  larger company stocks.  Further,  smaller  companies may have fewer business lines;  changes in any one line of business,  therefore, may have a greater impact on a small company's stock price than is the case for a larger company.

RISKS OF VALUE  INVESTING.  Value  investing  seeks  stocks  having  prices  that  are low in  relation  to what is believed to be their real worth or prospects.  Some of the  Underlying  Funds may seek to realize  appreciation  of their  holdings when other  investors  realize the  intrinsic  value of those  stocks.  In using a value  investing style,  there is the risk that other  investors will not view such  securities as  undervalued,  and they might not appreciate in value as the Manager anticipates.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  offer  special  investment  opportunities,  there are also special  risks that can reduce an  Underlying  Fund's share  prices and  returns.  The change in value of a foreign currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Currency rate changes can also affect the  distributions an Underlying Fund makes from the income it receives from foreign  securities as foreign  currency  values change  against the U.S.  dollar.  Foreign investing can result in higher  transaction  and operating costs for the Underlying  Fund.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign  investments  may be affected  by  exchange  control  regulations,  expropriation  or nationalization  of  a  company's  assets,  foreign  taxes,  delays  in  settlement  of  transactions,  changes  in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o        Special Risks of Emerging and Developing  Markets.  Securities in emerging and developing  markets present risks not found in more mature  markets.  Those  securities may be more difficult to sell at an  acceptable  price and their prices may be more  volatile  than  securities of issuers in more developed  markets.  Settlements of trades may be subject to greater delays so that the
              Underlying Fund may not receive the proceeds of a sale of a security on a timely basis.

              Emerging  markets  might  have  less  developed  trading  markets,  exchanges  and legal and accounting systems.  Investments may be subject to greater risks of government  restrictions on withdrawing  the sales proceeds of securities  from the country.  Economies of developing countries may be more dependent on relatively few industries  that may be highly  vulnerable to local and global  changes.  Governments may be more unstable and present greater risks of nationalization  or  restrictions  on foreign  ownership of securities  of local  companies.
              These investments may be substantially  more volatile than securities of issuers in the U.S.
              and other developed countries and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock
Exchange that day, when the Portfolio's and Underlying Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's and
Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

RISKS OF  NON-DIVERSIFICATION.  Three of the Underlying Funds,  Oppenheimer  International  Bond Fund,  Oppenheimer
Real Asset Fund and Oppenheimer Real Estate Fund, are  "non-diversified"  under the Investment Company Act of 1940,
(the "Investment Company Act").  Accordingly,  these funds can invest a greater portion of their assets in the debt securities  of a single  issuer than  "diversified"  funds.  To the extent  these funds  invest a  relatively  high percentage of their assets in the  securities of a single  issuer or a limited  number of issuers,  these funds are subject to additional risk of loss if those securities lose market value.

HOW RISKY IS THE PORTFOLIO  OVERALL?  All  investments and investment  strategies  have risks.  The risks described above  collectively  form the overall risk  profile of the  Portfolio  and may affect the value of the  Portfolio's investments,  its  investment  performance  and the prices of its shares.  Investors  in this  Portfolio  should be willing to assume the risks,  principally  credit risks, of an investment in fixed income  securities.  Credit risk is the risk that the issuer of a debt  security  might not make  interest and  principal  payments on the security, and is a typical  risk for a  conservative  portfolio.  While it may be  appropriate  for a portion of a retirement plan investment,  the Portfolio is not a complete investment  program.  There is no assurance that the Portfolio or the  Underlying  Funds will achieve their  investment  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Portfolio.

AFFILIATED  PORTFOLIO  RISK. In managing the  Portfolio,  the Manager will have  authority to select and substitute
Underlying  Funds.  The Manager may be subject to potential  conflicts of interest in  selecting  Underlying  Funds because  the fees paid to it by some  Underlying  Funds are higher  than the fees paid by other  Underlying  Funds.
However,  the manager is a fiduciary to the Portfolio and is legally  obligated to act in its best  interests  when selecting Underlying Funds.

Portfolio  Turnover.  A change in the  securities  held by the  Portfolio  is known as  "portfolio  turnover."  The
Portfolio or an Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover rate (for example,  over 100%).  If the Portfolio or Underlying  Fund realizes capital gains when it sells  investments,  it must generally pay those gains out to shareholders,  increasing their taxable  distributions.  Increased  portfolio  turnover  creates  higher  brokerage and  transaction  costs for the
Portfolio (and may reduce  performance).  However,  most of the Portfolio's  portfolio  transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

-------------------------------------------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio has not commenced  operations,  there is no prior  performance  information.  Please remember that the Portfolio is intended to be a long-term  investment and that performance results are historical,  and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The  following  tables are  provided to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Portfolio.  The Portfolio pays a variety of expenses  directly for  administration,  distribution  of its shares and other  services.  Those  expenses  are  subtracted  from the  Portfolio's  assets to  calculate  the
Portfolio's net asset values per share.  All  shareholders  therefore pay those expenses  indirectly.  In addition, the  Portfolio  will  indirectly  bear its  pro-rata  share of the  expenses  of the  Underlying  Funds in which it invests.  Shareholders  pay other expenses  directly,  such as sales charges.  "Other  Expenses,"  "Underlying Fund
Operating  Expenses"  and  "Total  Annual  Portfolio  and  Underlying  Fund  Operating  Expenses"  are based on the
Portfolio's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):
                                                   Class A       Class B      Class C      Class N       Class Y
                                                   Shares        Shares       Shares        Shares       Shares
----------------------------------------------- -------------- ------------ ------------ ------------- ------------
----------------------------------------------- -------------- ------------ ------------ ------------- ------------
Maximum Sales Charge (Load) on purchases (as
% of offering price)                                5.75%         None         None          None         None
----------------------------------------------- -------------- ------------ ------------ ------------- ------------
----------------------------------------------- -------------- ------------ ------------ ------------- ------------
Maximum Deferred Sales Charge Load)
(as % of the lower of the original offering         None1          5%2          1%3          1%4          None
price or redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)
                                                       Class A     Class B      Class C     Class N      Class Y
                                                       Shares       Shares       Shares      Shares      Shares
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
Management Fees                                         0.00%        0.00%       0.00%        0.00%       0.00%
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
Distribution and/or Service (12b-1) Fees                0.25%        1.00%       1.00%        0.50%       0.00%
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
Other Expenses5                                         0.35%        0.35%       0.35%        0.35%       0.35%
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
Portfolio Operating Expenses                            0.60%        1.35%       1.35%        0.85%       0.35%
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------

Underlying Fund Operating Expenses                      0.73%        0.73%       0.73%        0.73%       0.73%

--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
--------------------------------------------------- -------------- ---------- ------------- ---------- ------------
Total Annual Portfolio and Underlying Fund

Operating Expenses6                                     1.33%        2.08%       2.08%        1.58%       1.08%

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly  incurred by the  Portfolio  and the
Underlying Fund Operating  Expenses  incurred  indirectly by the Portfolio through its investments in shares of the
Underlying  Funds.  The  expenses of the  Underlying  Funds are based on an estimate  of the total  annual  expense ratio,  without  giving effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio expects to invest  during its current  fiscal year.  In addition,  any material  changes to the  Portfolio's  asset allocation in the  Underlying  Funds could increase or decrease the Underlying  Fund Operating  Expense,  currently estimated to be 0.73% of average daily net assets.

The  "Management  Fees" in the table  above  reflect  the fact that  there  are no such fees paid  directly  by the
Portfolio.

1. A contingent  deferred  sales charge may apply to redemptions of investments of $1,000,000 or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after  purchase.  The contingent  deferred sales charge  declines to 1%
   in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The transfer  agent has  voluntarily  undertaken to limit  transfer agent fees paid directly by the Portfolio to
   0.35% of average net assets per fiscal year for all  classes.  This  undertaking  may be amended or withdrawn at any time.

6. The Manager  has  voluntarily  undertaken  to limit these  expenses  for all classes of shares so that  Combined
   Total  Annual and  Underlying  Fund  Operating  Expenses as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.25%,  2.00%,  2.00%, 1.50% and 1.00%, for Class A, Class B, Class C, Class
   N, and Class Y,  respectively.  The Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those  expense  limitations  do not include  Extraordinary  Expenses  and other  expenses not incurred  in the  ordinary  course of the  Portfolio's  business.  Notwithstanding  the  foregoing  limits,  the
   Manager is not required to waive or reimburse  Portfolio  expenses in excess of indirect  management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

EXAMPLES.  The  following  examples are intended to help you compare the cost of  investing in the  Portfolio  with the cost of  investing in other mutual  funds.  The  examples,  which are based on the Total Annual  Portfolio  and
Underlying  Fund Operating  Expenses,  assume that you invest $10,000 in a class of shares of the Portfolio for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:                 1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $703         $975

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $713         $958

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $313         $658

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $262         $503

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y shares                           $111         $345

If shares are not redeemed:             1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $703         $975

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $213         $658

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $213         $658

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $162         $503

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y Shares                           $111         $345

In the first example,  expenses  include the Class A initial sales charge for Class A and the  applicable  Class B,
Class C or Class N contingent  deferred sales charges.  In the second example,  Class A expenses  include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

                               [The rest of this page is intentionally left blank.]

Moderate Investor Fund

WHAT IS THE PORTFOLIO'S  INVESTMENT  OBJECTIVE?  The Moderate Investor Fund ("Portfolio") seeks long term growth of capital and current income.

WHAT DOES THE  PORTFOLIO  MAINLY  INVEST IN? The  Portfolio  is a special  type of mutual  fund known as a "fund of funds"  because it invests in other mutual  funds.  Under  normal  market  conditions,  the Manager will invest the
Portfolio's  assets  in  shares  of the  Underlying  Funds  listed  below.  "Normal  market  conditions"  are  when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio  currently seeks to achieve its objective by allocating its assets  according to the following target weightings:  fixed income,  45% of net assets;  U.S. equity,  35% of net assets;  international  equity, 10% of net assets;  other asset classes (which may include real estate  securities,  commodities,  real assets,  cash, or cash equivalents which are securities not generally defined as equity or fixed income), 10% of net assets.

Underlying Funds - Moderate Investor Fund
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

Oppenheimer Core Bond Fund

------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Global Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer High Yield Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer International Bond Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Limited-Term Government Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Main Street Fund(R)
------------------------------------------------------------
------------------------------------------------------------

Oppenheimer Main Street Opportunity Fund(R)

------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Real Asset Fund(R)
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Real Estate Fund
------------------------------------------------------------
------------------------------------------------------------
Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market  conditions,  the Manager seeks to achieve the  Portfolio's  objectives by allocating  the  Portfolio's  assets mainly among shares of the  Underlying
Funds listed above according to the target weightings described above.

WHO IS THE  PORTFOLIO  DESIGNED  FOR?  The  Portfolio  is  designed  primarily  for  investors  seeking  the growth potential of stocks,  but who also want income  potential  of bonds.  Those  investors  should be willing to accept fluctuations  in share  prices.  The  Portfolio  may also be suitable for  investors  who want to achieve a broadly diversified  holding of stocks and bonds.  The Portfolio  may be an  appropriate  investment  for you if you want a professionally  managed and diversified  portfolio.  While it may be appropriate for a portion of a retirement plan investment, the Portfolio is not a complete investment program.

CAN THE  PORTFOLIO'S  INVESTMENT  OBJECTIVES  AND POLICIES  CHANGE?  The  Portfolio's  Board of Trustees can change non-fundamental  policies  without  shareholder  approval,  although  significant  changes  will  be  described  in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without the approval of a majority of the
Portfolio's  outstanding  voting  shares.  Shareholders  will receive at least 60 days advance notice of changes in the Portfolio's  investment objective or principal investment  strategies.  The Portfolio's  investment  objectives and policies are not fundamental policies.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

Main Risks of Investing in the Portfolio

All  investments  have risks to some degree.  The share prices of the  Portfolio's  shares  generally  change daily based on the values of the  Underlying  Funds'  investments  which are  subject  to a number of  factors  described below.  There  is also  the risk  that  poor  security  selection  by the  Underlying  Funds'  investment  Manager,
OppenheimerFunds, Inc., may cause the Portfolio to underperform other funds having similar objectives.

ALLOCATION RISK. The Portfolio's  ability to achieve its investment  objective  depends upon the Manager's skill in selecting  the best mix of  Underlying  Funds.  There is the risk that the Manager's  evaluations  and  assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET  RISK.  The value of the  securities  in which the  Underlying  Funds  invest may  decline  due to  changing economic, political or market conditions or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING  FUNDS.  Each of the Underlying  Funds in which the Portfolio  invests has its own  investment  risks,  and those risks can affect the value of the  Underlying  Funds'  shares and  therefore the value of the  Portfolio's  investment.  In addition,  there is no guarantee that the Underlying  Funds will achieve their investment  objectives.  The Underlying Funds may change their investment  objectives or policies without the approval  of the  Portfolio.  If an  Underlying  Fund were to change its  investment  objective  or  policies,  the
Portfolio may be forced to sell its shares of the Underlying Fund at a disadvantageous time.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
To the extent that an Underlying Fund invests in equity  securities,  the value of the Underlying  Fund's portfolio will be affected by changes in the stock markets.  Market risk can affect an Underlying  Fund's net asset value per share,  which will fluctuate as the values of the Underlying  Fund's  portfolio  securities  change.  The prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different  stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its  industry.  Also,  stocks of small and  medium-size  companies  may have more  volatile  prices  than stocks of large companies.

RISKS OF INDUSTRY FOCUS.  At times,  an Underlying Fund may increase the relative  emphasis of its investments in a particular  industry.  Stocks  of  issuers  in a  particular  industry  may be  affected  by  changes  in  economic conditions,  government regulations,  availability of basic resources or supplies, or other events that affect that industry  more than  others.  To the extent that an  Underlying  Fund has  greater  emphasis  on  investments  in a particular industry, its share values may fluctuate in response to events affecting that industry.

RISKS OF GROWTH INVESTING.  Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater capital  appreciation  but may be more volatile than stocks of larger,  more  established  companies.  That means an Underlying  Fund could have greater  difficulty  selling a security of a smaller  company at an acceptable price,  especially  in  periods  of market  volatility.  That  factor  increases  the  potential  for  losses to an
Underlying  Fund.  Also, it may take a substantial  period of time before an Underlying Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

RISKS OF INVESTING IN SMALL-CAP  STOCKS.  Some of the  Underlying  Funds may focus their  investments  in stocks of small-cap companies (as defined in the Underlying Fund's  prospectus).  Small-cap growth companies can include both established  and newer  companies.  While newer growth  companies  might offer  greater  opportunities  for capital appreciation than larger, more established  companies,  they involve  substantially greater risks of loss and price fluctuations than larger issuers.

         Small-cap  companies  may have limited  product  lines or markets for their  products,  limited  access to financial  resources and less depth in management skill than larger, more established  companies.  Their stocks may be less  liquid  than those of larger  issuers.  That means an  Underlying  Fund  could have  difficulty  selling a security of a small-cap  issuer at an acceptable  price,  especially in periods of market  volatility.  That factor increases the potential for losses to an  Underlying  Fund.  Also, it may take a substantial  period of time before the Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gains at all.

RISKS OF  INVESTING  IN SPECIAL  SITUATIONS.  Periodically,  an  Underlying  Fund might use  aggressive  investment techniques.  These  might  include  seeking to benefit  from what a  portfolio  manager  perceives  to be  "special situations,"  such as  mergers,  reorganizations,  restructurings  or other  unusual  events  expected  to affect a particular issuer.  However,  there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's  securities.  The Underlying  Fund's  investment might not produce the expected gains or could incur a loss.

o        Cyclical  Opportunities.  Some of the  Underlying  Funds may also seek to take advantage of changes in the business  cycle by  investing  in companies  that are  sensitive to those  changes if the Manager believes they have growth  potential.  An Underlying  Fund might  sometimes seek to take tactical advantage of short-term  market movements or events affecting  particular  issuers or industries.
         There is a risk  that if the  event  does not occur as  expected,  the  value of the stock  could fall, which in turn could depress the Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE  SECURITIES.  One of the Underlying  Funds,  Oppenheimer  Real Estate Fund ("Real
Estate  Fund"),  expects to invest  primarily in common  stocks and other equity  securities  issued by real estate companies.  The main risk is that the value of the  securities  this fund  holds  might  decline as a result of the performance of individual  securities,  an overall decline in the stock markets or a general decline in real estate markets.  Other risks include:  extended  vacancies of  properties,  increased  competition,  increases in property taxes and  operating  expenses,  changes  in zoning  laws,  losses  due to costs  resulting  from the  clean-up  of environmental problems,  liability to third parties for damages resulting from environmental problems,  casualty or condemnation  losses,  limitations  on rents,  changes  in  neighborhood  values and the  appeal of  properties  to tenants,  and  changes  in  interest  rates.  For more  information  about the risks of  investing  in real  estate securities,  you can request a Prospectus of Real Estate Fund by calling  toll-free  1.800.CALL  OPP  (225.5677) or downloading a prospectus on the OppenheimerFunds website at: www.oppenheimerfunds.com.

o        Real Estate Markets and REIT Risk.  Additionally,  since Real Estate Fund  concentrates  its assets in the real estate  industry,  the Portfolio's  investment in Real Estate Fund will be closely linked to the  performance  of the  real  estate  markets.  Property  values  may  fall  due to  increasing
         vacancies  or  declining  rents  resulting  from  unanticipated  economic,   legal,  cultural  or
         technological  developments.  Real Estate  Investment Trust ("REIT") prices also may drop because of the failure of borrowers to pay their loans,  a dividend  cut, a disruption to the real estate investment  sales market,  changes in federal or state taxation  policies  affecting  REITs,  and
         poor  management.   The  REIT  investment  universe,   which  is  approximated  by  the  National
         Association  of Real Estate  Investment  Trusts  ("NAREIT")  Index,  is  comprised of roughly 173 companies  ranging in market  capitalization  from $5.4  million to $10.8  billion (as of June 1,
         2004), with an aggregate market capitalization of approximately $238.8 billion.

o        Smaller  REIT  Companies.  As of June 1, 2004,  roughly  8.3% of the REITs  currently  outstanding  have a market  capitalization  of $100 million or less.  Small REIT company shares therefore can be more volatile  than,  and perform  differently  from,  larger REIT company  stocks.  There may be less trading volume in a smaller  company's stock,  which means that buy and sell transactions in that stock  could  have a larger  impact on the  stock's  price than is the case with  larger  company stocks.  Further,  smaller  companies may have fewer business  lines;  changes in any one line of business,  therefore,  may have a greater  impact on a small  company's  stock  price than is the case for a larger company.

RISKS OF VALUE  INVESTING.  Value  investing  seeks  stocks  having  prices  that  are low in  relation  to what is believed to be their real worth or prospects.  Some of the  Underlying  Funds may seek to realize  appreciation  in the value of their  holdings when other  investors  realize the intrinsic  value of those stocks.  In using a value investing  style,  there is the risk that other investors will not view such  securities as  undervalued,  and they might not appreciate in value as the Manager anticipates.

SPECIAL  RISKS  OF DEBT  SECURITIES.  Some of the  Underlying  Funds  may  invest  in debt  securities.  The mix of equities and debt  securities  in an Underlying  Fund's  portfolio  will vary over time  depending on the Manager's judgment about market and economic  conditions.  An Underlying  Fund's  investments in debt  securities may include securities  issued or guaranteed  by the U.S.  government  or its agencies and  instrumentalities,  and foreign and domestic  corporate  bonds,  notes and  debentures.  They may be  selected  for  their  income  possibilities,  for liquidity and to help cushion fluctuations in the Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally  recognized rating  organizations such as
Moody's Investors Service,  Inc. or Standard & Poor's Rating Service or they may be unrated  securities  assigned a comparable rating by the Manager.

CREDIT  RISK.  Debt  securities  are  subject  to credit  risk.  Credit  risk is the risk that the issuer of a debt security  might not make  interest  and  principal  payments on the  security as they become due. A downgrade in an issuer's  credit  rating or other  adverse news about an issuer can reduce the value of that  issuer's  securities.
Securities  directly issued by the U.S.  Treasury and certain agencies that are backed by the full faith and credit of the U.S.  government  have little credit risk,  and securities  issued by other agencies of the U.S.  government generally  have low credit  risks.  Securities  of U.S.  government-sponsored  entities  are not backed by the full faith and credit of the U.S.  government.  Securities  issued by private  issuers have greater credit risks.  If an issuer fails to pay interest,  an Underlying  Fund's income may be reduced.  If an issuer fails to repay principal, the value of that security and of an  Underlying  Fund's shares may be reduced.  Some of the  Underlying  Funds may purchase lower-grade,  high-yield debt securities of U.S. and foreign issuers, including bonds, debentures,  notes,
preferred  stocks,  loan  participation   interests  and  "structured"  notes  described  below,  and  asset-backed securities,  among others.  Some of the  Underlying  Funds may invest in  securities  rated as low as "C" or "D" or which include  high-yield  bonds  commonly  called "junk  bonds," and may be in default at the time the  Underlying
Funds buy them.  While securities  rated "Baa" by Moody's or "BBB" by S&P are considered  "investment  grade," they have some  speculative  characteristics.  Some  Underlying  Funds may invest in debt  securities of issuers in both developed and emerging markets throughout the world.

o        Special  Risks of  Lower-Grade  Securities.  Because an  Underlying  Fund may invest in  securities  below investment-grade,  the  Underlying  Fund's  credit  risks will be greater than those of funds that buy only investment-grade  securities. Those are loans or securities rated below BBB- by
             Standard  & Poor's  Rating  Services  ("S&P")  or Baa3 by Moody's  Investors  Service,  Inc.,
             ("Moody's") or that have comparable ratings by another rating  organization,  or, if unrated, that are considered by the Manager to be of comparable  quality.  Lower-grade debt securities may be  subject  to  greater  market  fluctuations  and  greater  risks of loss of income and principal than  investment-grade  debt securities.  Securities that are (or that have fallen)
             below  investment  grade  include  high-yield  bonds,  commonly  called "junk bonds," and are exposed to a greater  risk that the issuers of those  securities  might  default and not meet their debt  obligations.  These risks can reduce the  Underlying  Fund's  share price and the income it earns.

             While  investment-grade  securities  are  subject to risks of  non-payment  of  interest  and principal,  generally,  higher yielding  lower-grade  bonds,  whether rated or unrated,  have greater risks than investment-grade  securities. The market for lower-grade securities may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt  securities are subject to change when  prevailing  interest rates change.
When prevailing interest rates fall, the values of already-issued  debt securities  generally rise. When prevailing interest rates rise, the values of already-issued  debt securities  generally fall, and they may sell at a discount from  their  face  amount.  The  magnitude  of these  fluctuations  will  often be  greater  for  longer-term  debt securities than  shorter-term  debt securities.  However,  interest rate changes may have different  effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times,  the Underlying  Funds may buy  longer-term  debt  securities.  When the average  duration of an
Underlying  Fund's  portfolio  is longer,  its share prices may  fluctuate  more when  interest  rates  change.  An
Underlying Fund may buy zero-coupon or "stripped"  securities,  which are  particularly  sensitive to interest rate changes and the rate of principal  payments (and  prepayments).  These are derivative  securities  that have prices that may go up or down  more than  other  types of debt  securities  in  response  to  interest  rate  changes.  An
Underlying  Fund's share prices can go up or down when interest  rates change,  because of the effect of the change on the value of an Underlying Fund's  investments.  Also, if interest rates fall, an Underlying Fund's  investments in new securities at lower yields will reduce the Underlying Fund's income.

PREPAYMENT  RISK.  Mortgage-related  securities are subject to the risks of unanticipated  prepayment.  The risk is that when interest  rates fall,  borrowers  under the mortgages that underlie  these  securities  will prepay their mortgages  more quickly than  expected,  causing the issuer of the security to pay the principal to the  Underlying
Fund prior to the security's  expected  maturity.  An Underlying Fund may be required to reinvest the proceeds at a lower interest rate,  reducing its income.  Mortgage-related  securities subject to prepayment risk generally offer less potential for gains when  prevailing  interest rates fall and have greater  potential for loss when prevailing interest  rates rise.  The impact of  prepayments  on the price of a security  may be  difficult to predict and may increase the  volatility  of the price.  If the  Underlying  Fund buys  mortgage-related  securities  at a premium, accelerated  prepayments on those  securities  could cause the  Underlying  Fund to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly,  prepayments  of mortgages may occur at a slower rate than  expected,  and the expected maturity of short- or medium-term  mortgage-related  securities could lengthen as a result. That could cause their values to fluctuate  more,  and the prices of the Underlying  Fund's  shares,  to fluctuate more and to fall.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  offer  special  investment  opportunities,  there are also special  risks that can reduce an  Underlying  Fund's share  prices and  returns.  The change in value of a foreign currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Currency rate changes can also affect the  distributions an Underlying Fund makes from the income it receives from foreign  securities as foreign  currency  values change  against the U.S.  dollar.  Foreign investing can result in higher  transaction  and operating costs for the Underlying  Fund.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign  investments  may be affected  by  exchange  control  regulations,  expropriation  or nationalization  of  a  company's  assets,  foreign  taxes,  delays  in  settlement  of  transactions,  changes  in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o        Special Risks of Emerging and Developing  Markets.  Securities in emerging and developing  markets present risks  not  found in more  mature  markets.  Those  securities  may be more  difficult  to sell at an acceptable  price and their prices may be more volatile than  securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the Underlying  Fund may not receive the proceeds of a sale of a security on a timely basis.

              Emerging  markets might have less  developed  trading  markets,  exchanges  and legal and  accounting systems.  Investments  may be subject to greater risks of government  restrictions on withdrawing the sales  proceeds of  securities  from the  country.  Economies  of  developing  countries  may be more dependent on relatively few  industries  that may be highly  vulnerable to local and global  changes.
              Governments  may be more unstable and present  greater risks of  nationalization  or  restrictions on foreign  ownership of securities of local  companies.  These  investments may be  substantially  more volatile  than  securities  of  issuers in the U.S.  and other  developed  countries  and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock
Exchange that day, when the Portfolio's and Underlying Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's and
Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

RISKS OF USING DERIVATIVE  INVESTMENTS.  An Underlying Fund may use derivatives to seek increased returns or to try to hedge  investment  risks.  In general  terms,  a derivative  investment  is an investment  contract  whose value depends on (or is  derived  from) the value of an  underlying  asset,  interest  rate or index.  Options,  futures, interest-only and principal-only  securities,  structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives an Underlying Fund may use.

         If the issuer of the  derivative  does not pay the amount  due, an  Underlying  Fund can lose money on the investment.  Also,  the  underlying  security or investment on which the  derivative is based,  and the  derivative itself,  may not perform the way the Manager expected it to perform.  If that happens,  an Underlying  Fund's share prices  could  fall  and the  Underlying  Fund  could  get  less  income  than  expected,  or its  hedge  might  be unsuccessful.  Some  derivatives  may be illiquid,  making it  difficult to value or to sell them at an  acceptable price.  The  Underlying  Funds have limits on the amount of certain types of  derivatives  they can hold.  However, using  derivatives can cause the Underlying  Fund to lose money on its  investments  and/or increase the volatility of its share prices.

SPECIAL RISKS OF HYBRID OR DERIVATIVE  INVESTMENTS.  One of the  Underlying  Funds,  Oppenheimer  Real Asset Fund(R),
may  invest  in  hybrid  or  derivative  investments.  In  general  terms,  a  hybrid  instrument  is a  derivative investment,  which  is an  investment  contract  whose  value  depends  on (or is  derived  from)  the  value of an underlying asset, interest rate, index or commodity.

         The  commodity-linked  structured notes and futures  contracts in which Real Asset Fund invests are hybrid instruments  that have  substantial  risks,  including  risk of loss of a  significant  portion of their  principal value.  Because the  performance of these notes is linked to the  performance of the underlying  commodity  prices, these  investments  are subject to "market risks" that relate to the movements of prices in the commodity  markets.
They may be subject to additional special risks that do not affect traditional equity and debt securities:

o        Risk of loss of  interest.  If payment of interest on a  structured  note or other  hybrid  instrument  is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  this  Underlying  Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.
o        Risk of loss of  principal.  To the extent that the amount of the  principal to be repaid upon maturity is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  this  Underlying  Fund might not receive all or a portion of the principal at maturity of the  investment.  At any time,  the risk of loss  associated  with a particular  instrument in this  Underlying  Fund's  portfolio  may be  significantly  higher  than 50% of the  value of the investment.
o        Lack of  secondary  market.  A liquid  secondary  market may not exist for the  specially  created  hybrid instruments  this Underlying  Fund buys,  which may make it difficult for this Underlying Fund to sell them at an acceptable price or to accurately value them.
o        Risk of greater  volatility.  The value of the  commodity-linked  derivative  investments  this Underlying
         Fund buys may fluctuate  significantly because the values of the underlying  investments to which they  are  linked  are  themselves  extremely  volatile.  Additionally,  economic  leverage  will increase the  volatility  of these hybrid  instruments  as they may increase or decrease in value more quickly than the underlying commodity, index, futures contract, or other economic variable.

         If the  portfolio  manager(s)  of an  Underlying  Fund uses a derivative  instrument  at the wrong time or judges market  conditions  incorrectly,  the strategies may result in a significant  loss to an Underlying Fund and reduce an Underlying  Fund's return.  An Underlying Fund could also experience  losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments.

         Interest  rate and  stock  market  changes  in the U.S.  and  abroad  may  influence  the  performance  of derivatives.  Also,  the  underlying  security or investment on which the  derivative is based,  and the derivative itself,  may not perform the way the Manager  expected it to. If that  happens,  an  Underlying  Fund's share price could decline.

HEDGING RISK.  Some of the  Underlying  Funds can use hedging  instruments,  such as options,  futures and swaps to hedge against declines in the value of its portfolio  investments,  as well as to seek greater  returns.  There are special  risks in  particular  hedging  strategies  an  Underlying  Fund might use. For example,  if a covered call written by an Underlying Fund is exercised on an investment  that has increased in value above the call price,  the
Underlying  Fund will be  required  to sell the  investment  at the call price and will not be able to realize  any profit on the investment  above the call price.  In writing a put, there is a risk that the Underlying  Fund may be required to buy the underlying security at a disadvantageous price if the market value is below the put price.

RISKS OF  LEVERAGE.  Some  derivatives  an  Underlying  Fund may buy involve a degree of leverage.  For example,  a hybrid  instrument  linked to the value of a  commodity  index may return  income  calculated  as a multiple of the price movement of the underlying index.

         Economic  leverage  occurs when an investor  has the right to a return on an  investment  that exceeds the return  that the  investor  would be  expected  to  receive  based on the  amount  contributed  to the  investment.
Economically  leveraged  hybrid  instruments can increase the gain or the loss associated with changes in the value of an underlying  commodity,  index, futures contract or other economic variable.  The Underlying Funds have limits on the leverage ratio of hybrid investments bought as well as on overall economic leverage in its portfolios.

RISKS OF  NON-DIVERSIFICATION.  Three of the Underlying Funds,  Oppenheimer  International  Bond Fund,  Oppenheimer
Real Asset Fund and  Oppenheimer  Real  Estate  Fund,  are  "non-diversified"  under the  Investment  Company  Act.
Accordingly,  these funds can invest a greater  portion of their assets in the debt  securities  of a single issuer than  "diversified"  funds.  To the extent these funds invest a relatively  high  percentage of their assets in the securities of a single issuer or a limited  number of issuers,  these funds are subject to additional  risk of loss if those securities lose market value.

HOW RISKY IS THE PORTFOLIO  OVERALL?  All  investments and investment  strategies  have risks.  The risks described above  collectively  form the overall risk  profile of the  Portfolio  and may affect the value of the  Portfolio's investments,  its  investment  performance  and the prices of its shares.  Investors  in this  Portfolio  should be willing to assume the risks of short-term price  fluctuations  that can be typical for an investment in both equity and fixed income  securities.  While it may be  appropriate  for a portion of a  retirement  plan  investment,  the
Portfolio is not a complete  investment  program.  There is no assurance that the Portfolio or the Underlying Funds will achieve their  investment  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Portfolio.

AFFILIATED  FUND RISK.  In  managing  the  Portfolio,  the Manager  will have  authority  to select and  substitute
Underlying  Funds.  The Manager may be subject to potential  conflicts of interest in  selecting  Underlying  Funds because  the fees paid to it by some  Underlying  Funds are higher  than the fees paid by other  Underlying  Funds.
However,  the Manager is a fiduciary to the portfolio and is legally  obligated to act in its best  interests  when selecting the Underlying Funds.

Portfolio  Turnover.  A change in the  securities  held by the  Portfolio  is known as  "portfolio  turnover."  The
Portfolio or an Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover rate (for example,  over 100%).  If the Portfolio or Underlying  Fund realizes capital gains when it sells  investments,  it must generally pay those gains out to shareholders,  increasing their taxable  distributions.  Increased  portfolio  turnover  creates  higher  brokerage and  transaction  costs for the
Portfolio (and may reduce  performance).  However,  most of the Portfolio's  portfolio  transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

-------------------------------------------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio has not commenced  operations,  there is no prior  performance  information.  Please remember that the Portfolio is intended to be a long-term  investment and that performance results are historical,  and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The  following  tables are  provided to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Portfolio.  The Portfolio pays a variety of expenses  directly for  administration,  distribution  of its shares and other  services.  Those  expenses  are  subtracted  from the  Portfolio's  assets to  calculate  the
Portfolio's net asset values per share.  All  shareholders  therefore pay those expenses  indirectly.  In addition, the  Portfolio  will  indirectly  bear its  pro-rata  share of the  expenses  of the  Underlying  Funds in which it invests.  Shareholders  pay other expenses  directly,  such as sales charges.  "Other  Expenses,"  "Underlying Fund
Operating  Expenses"  and  "Total  Annual  Portfolio  and  Underlying  Fund  Operating  Expenses"  are based on the
Portfolio's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

                                                Class A Shares     Class B    Class C Shares    Class N      Class Y
                                                                   Shares                       Shares       Shares
----------------------------------------------- ---------------- ------------ --------------- ------------ ------------
----------------------------------------------- ---------------- ------------ --------------- ------------ ------------
Maximum Sales Charge (Load) on purchases (as
% of offering price)                                 5.75%          None           None          None         None
----------------------------------------------- ---------------- ------------ --------------- ------------ ------------
----------------------------------------------- ---------------- ------------ --------------- ------------ ------------
Maximum Deferred Sales Charge Load)
(as % of the lower of the original offering          None1           5%2           1%3            1%4         None
price or redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                                     Class A     Class B Shares    Class C       Class N       Class Y
                                                     Shares                        Shares        Shares        Shares
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
Management Fees                                       0.00%          0.00%          0.00%         0.00%         0.00
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
Distribution and/or Service (12b-1) Fees              0.25%          1.00%          1.00%         0.50%         0.00%
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
Other Expenses5                                       0.35%          0.35%          0.35%         0.35%         0.35%
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
Portfolio Operating Expenses                          0.60%          1.35%          1.35%         0.85%         0.35%
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------

Underlying Fund Operating Expenses                    0.70%          0.70%          0.70%         0.70%         0.70%

------------------------------------------------- -------------- --------------- ------------ -------------- ------------
------------------------------------------------- -------------- --------------- ------------ -------------- ------------
Total Annual Portfolio and Underlying Fund

Operating Expenses6                                   1.30%          2.05%          2.05%         1.55%         1.05%

------------------------------------------------- -------------- --------------- ------------ -------------- ------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly  incurred by the  Portfolio  and the
Underlying Fund Operating  Expenses  incurred  indirectly by the Portfolio through its investments in shares of the
Underlying  Funds.  The  expenses of the  Underlying  Funds are based on an estimate  of the total  annual  expense ratio,  without  giving effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio expects to invest  during its current  fiscal year.  In addition,  any material  changes to the  Portfolio's  asset allocation in the  Underlying  Funds could increase or decrease the Underlying  Fund Operating  Expense,  currently estimated to be 0.70% of average daily net assets.

The  "Management  Fees" in the table  above  reflect  the fact that  there  are no such fees paid  directly  by the
Portfolio.

1. A contingent  deferred  sales charge may apply to redemptions of investments of $1,000,000 or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after  purchase.  The contingent  deferred sales charge  declines to 1%
   in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The transfer  agent has  voluntarily  undertaken to limit  transfer agent fees paid directly by the Portfolio to
   0.35% of average net assets per fiscal year for all  classes.  This  undertaking  may be amended or withdrawn at any time.

6. The Manager  has  voluntarily  undertaken  to limit these  expenses  for all classes of shares so that  Combined
   Total  Annual and  Underlying  Fund  Operating  Expenses as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.30%,  2.05%,  2.05%, 1.55% and 1.05%, for Class A, Class B, Class C, Class
   N, and Class Y,  respectively.  The Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those  expense  limitations  do not include  Extraordinary  Expenses  and other  expenses not incurred  in the  ordinary  course of the  Portfolio's  business.  Notwithstanding  the  foregoing  limits,  the
   Manager is not required to waive or reimburse  Portfolio  expenses in excess of indirect  management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

EXAMPLES.  The following  examples are intended to help you compare the cost of investing in the Portfolio with the cost of  investing  in other  mutual  funds.  The  examples,  which  are based on the Total  Annual  Portfolio  and
Underlying  Fund Operating  Expenses,  assume that you invest $10,000 in a class of shares of the Portfolio for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:                 1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $701         $966

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $710         $949

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $310         $649

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $259         $493

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y Shares                           $108         $336

If shares are not redeemed:             1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $701         $966

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $210         $649

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $210         $649

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $159         $493

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y Shares                           $108         $336

In the first example,  expenses  include the Class A initial sales charge for Class A and the  applicable  Class B,
Class C or Class N contingent  deferred sales charges.  In the second example,  Class A expenses  include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

                               [The rest of this page is intentionally left blank.]

Aggressive Investor Fund

WHAT IS THE PORTFOLIO'S  INVESTMENT  OBJECTIVE?  The Aggressive  Investor Fund ("Portfolio") seeks long term growth of capital.

WHAT DOES THE  PORTFOLIO  MAINLY  INVEST IN? The  Portfolio  is a special  type of mutual  fund known as a "fund of funds"  because it invests in other mutual  funds.  Under  normal  market  conditions,  the Manager will invest the
Portfolio's  assets  in  shares  of the  Underlying  Funds  listed  below.  "Normal  market  conditions"  are  when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.

The Portfolio  currently seeks to achieve its objective by allocating its assets  according to the following target weightings: international equity, 30% of net assets; and U.S. equity, 70% of net assets.

Underlying Funds - Aggressive Investor Fund
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
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Oppenheimer Capital Appreciation Fund
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Oppenheimer Developing Markets Fund
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Oppenheimer Global Fund
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Oppenheimer Global Opportunities Fund
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Oppenheimer Main Street Fund(R)
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Oppenheimer Main Street Opportunity Fund(R)
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Oppenheimer Main Street Small Cap Fund(R)
------------------------------------------------------------
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Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market  conditions,  the Manager seeks to achieve the  Portfolio's  objective by allocating  the  Portfolio's  assets  mainly among shares of the  Underlying
Funds listed above according to the target weightings described above.

WHO  IS  THE  PORTFOLIO   DESIGNED  FOR?  The  Portfolio  is  designed  primarily  for  investors  seeking  capital appreciation  over the  long-term.  Those  investors  should be willing to assume the greater  risks of  short-term share price  fluctuations that are typical for an aggressive  allocation.  The Portfolio does not seek income,  and its primary  focus is investment in stocks.  The  Portfolio is intended as a long-term  investment.  Because of its focus on long-term  capital  appreciation,  the Portfolio may be  appropriate  for a retirement  plan account.  The
Portfolio  may be an  appropriate  investment  for  you  if  you  want a  professionally  managed  and  diversified portfolio.  While it may be  appropriate  for a portion of a retirement  plan  investment,  the  Portfolio is not a complete investment program.

CAN THE  PORTFOLIO'S  INVESTMENT  OBJECTIVES  AND POLICIES  CHANGE?  The  Portfolio's  Board of Trustees can change non-fundamental  policies  without  shareholder  approval,  although  significant  changes  will  be  described  in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without the approval of a majority of the
Portfolio's  outstanding  voting  shares.  Shareholders  will receive at least 60 days advance notice of changes in the Portfolio's  investment objective or principal investment  strategies.  The Portfolio's  investment  objectives and policies are not fundamental policies.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

Main Risks of Investing in the Portfolio

All  investments  have risks to some degree.  The share prices of the  Portfolio's  shares  generally  change daily based on the values of the  Underlying  Funds'  investments  which are  subject  to a number of  factors  described below.  There  is also  the risk  that  poor  security  selection  by the  Underlying  Funds'  investment  Manager,
OppenheimerFunds, Inc., may cause the Portfolio to underperform other funds having a similar objective.

ALLOCATION RISK. The Portfolio's  ability to achieve its investment  objective  depends upon the Manager's skill in selecting  the best mix of  Underlying  Funds.  There is the risk that the Manager's  evaluations  and  assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET  RISK.  The value of the  securities  in which the  Underlying  Funds  invest may  decline  due to  changing economic, political or market conditions or disappointing earnings results.

RISKS OF INVESTING IN THE UNDERLYING  FUNDS.  Each of the Underlying  Funds in which the Portfolio  invests has its own  investment  risks,  and those risks can affect the value of the  Underlying  Funds'  shares and  therefore the value of the  Portfolio's  investment.  In addition,  there is no guarantee that the Underlying  Funds will achieve their investment  objectives.  The Underlying Funds may change their investment  objectives or policies without the approval  of the  Portfolio.  If an  Underlying  Fund were to change its  investment  objective  or  policies,  the
Portfolio may be forced to sell its shares of the Underlying Fund at a disadvantageous time.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
To the extent that an Underlying Fund invests in equity  securities,  the value of the Underlying  Fund's portfolio will be affected by changes in the stock markets.  Market risk can affect an Underlying  Fund's net asset value per share,  which will fluctuate as the values of the Underlying  Fund's  portfolio  securities  change.  The prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different  stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its  industry.  Also,  stocks of small and  medium-size  companies  may have more  volatile  prices  than stocks of large companies.

RISKS OF INDUSTRY  FOCUS.  At times,  some of the  Underlying  Funds may increase  the  relative  emphasis of their investments  in a particular  industry.  Stocks of issuers in a  particular  industry may be affected by changes in economic  conditions,  government  regulations,  availability of basic resources or supplies,  or other events that affect that  industry more than others.  To the extent that an  Underlying  Fund is  emphasizing  investments  in a particular industry, its share values may fluctuate in response to events affecting that industry.

o        Sector Risk.  To the extent that an Underlying  Fund focuses its  investments  in relatively  few industry
         sectors,   if  those   sectors  are  volatile  or  more   volatile  than  other  sectors  due  to
         industry-specific  factors,  there is the possibility that the Underlying Fund's share price will be more volatile than funds that have broader sector exposure.

RISKS OF STOCKS  ISSUED BY SMALL-  AND  MID-SIZED  COMPANIES.  Some of the  Underlying  Funds may  emphasize  their investments in small- and medium-cap  companies (as defined in the Underlying Fund's  prospectus).  These companies can include both  established and newer companies.  While newer growth companies might offer greater  opportunities for capital  appreciation than larger,  more established  companies,  they involve  substantially  greater risks of loss and price fluctuations than larger issuers.

         Small- and mid-sized  companies  may have limited  product  lines or markets for their  products,  limited access to financial  resources and less depth in management skill than larger,  more established  companies.  Their stocks  may be less  liquid  than those of larger  issuers.  That means an  Underlying  Fund could have  difficulty selling its securities at an acceptable price,  especially in periods of market  volatility.  That factor increases the  potential  for  losses to an  Underlying  Fund.  Also,  it may take a  substantial  period of time  before the
Underlying  Fund realizes a gain on an investment  in the stocks of a small- or mid-sized  company,  if it realizes any gain at all.

RISKS OF INVESTING IN  UNSEASONSED  COMPANIES.  Some of the  Underlying  Funds can invest in unseasoned  companies.
These are  companies  that  have  been in  operation  less  than  three  years,  including  the  operations  of any predecessors.  Because these  companies have a limited  operating  history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile.

RISKS OF GROWTH INVESTING.  Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater  capital  appreciation  but may be more  volatile than other  stocks.  That means an Underlying  Fund could have greater  difficulty  selling a security of a smaller company at an acceptable price,  especially in periods of market  volatility.  That factor  increases the potential  for losses to an  Underlying  Fund.  Also, it may take a substantial  period of time before an Underlying  Fund realizes a gain on its investment in a small-cap  company if it realizes any gain at all.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs).  One of the Underlying  Funds,  Oppenheimer Main Street Small Cap
Fund(R),  has no limit on the amount of its assets that can be invested in IPOs.  By  definition,  securities  issued in IPOs have not  traded  publicly  until  the time of their  offerings.  Special  risks  associated  with IPOs may include,  among  others,  the fact that there may be only a limited  number of shares  available  for trading.  The market for those  securities  may be unseasoned.  The issuer may have a limited  operating  history.  These factors may contribute to price  volatility.  The limited number of shares available for trading in some IPOs may also make it more  difficult for this  Underlying  Fund to buy or sell  significant  amounts of shares without an unfavorable impact on prevailing prices. In addition,  some companies  initially offering their shares publicly may be involved in  relatively  new  industries or lines of business  that may not be widely  understood by investors.  Some of the companies  involved in new  industries  may be regarded  as  developmental  stage  companies,  without  revenues or operating  income,  or the near-term  prospects of them.  Many IPOs are by small- or micro-cap  companies  that are undercapitalized.

RISKS OF VALUE  INVESTING.  Value  investing  seeks  stocks  having  prices  that  are low in  relation  to what is believed to be their real worth or prospects.  Some of the  Underlying  Funds may seek to realize  appreciation  in the value of their  holdings when other  investors  realize the intrinsic  value of those stocks.  In using a value investing  style,  there is the risk that other investors will not view such  securities as  undervalued,  and they might not appreciate in value as the portfolio manager(s) anticipates.

SPECIAL  RISKS  OF DEBT  SECURITIES.  Some of the  Underlying  Funds  may  invest  in debt  securities.  The mix of equities and debt  securities  in an Underlying  Fund's  portfolio  will vary over time  depending on the Manager's judgment about market and economic  conditions.  An Underlying  Fund's  investments in debt  securities may include securities  issued or guaranteed  by the U.S.  government  or its agencies and  instrumentalities,  and foreign and domestic  corporate  bonds,  notes and  debentures.  They may be  selected  for  their  income  possibilities,  for liquidity and to help cushion fluctuations in the Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally  recognized rating  organizations such as
Moody's Investors Service,  Inc. or Standard & Poor's Rating Service or they may be unrated  securities  assigned a comparable rating by the Manager.

CREDIT  RISK.  Debt  securities  are  subject  to credit  risk.  Credit  risk is the risk that the issuer of a debt security  might not make  interest  and  principal  payments on the  security as they become due. A downgrade in an issuer's  credit  rating or other  adverse news about an issuer can reduce the value of that  issuer's  securities.
Securities  directly issued by the U.S.  Treasury and certain agencies that are backed by the full faith and credit of the U.S.  government  have little credit risk,  and securities  issued by other agencies of the U.S.  government generally  have low credit  risks.  Securities  of U.S.  government-sponsored  entities  are not backed by the full faith and credit of the U.S.  government.  Securities  issued by private  issuers have greater credit risks.  If an issuer fails to pay interest,  an Underlying  Fund's income may be reduced.  If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.

o        Special Risks of Lower-Grade  Securities.  Because some of the  Underlying  Funds may invest in securities below  investment-grade,  those  Underlying  Funds'  credit  risks will be greater  than those of funds that buy only investment-grade  securities.  Those are loans or securities rated below BBB-
         by  Standard  & Poor's  Rating  Services  ("S&P")  or Baa3 by Moody's  Investors  Service,  Inc.,
         ("Moody's") or that have comparable ratings by another rating organization,  or, if unrated, that are considered by the Manager to be of comparable  quality.  Lower-grade  debt  securities may be subject to greater  market  fluctuations  and greater risks of loss of income and principal  than investment-grade  debt  securities.  Securities  that are (or that have fallen) below  investment grade include  high-yield bonds,  commonly called "junk bonds," and are exposed to a greater risk that the issuers of those  securities  might default and not meet their debt  obligations.  These risks can reduce the Underlying Fund's share price and the income it earns.

         While  investment-grade   securities  are  subject  to  risks  of  non-payment  of  interest  and principal,  generally,  higher yielding lower-grade bonds, whether rated or unrated, have greater risks  than  investment-grade  securities.  The  market for  lower-grade  securities  may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt  securities are subject to change when  prevailing  interest rates change.
When prevailing  interest rates fall, the value of already-issued  debt securities  generally rise. When prevailing interest rates rise, the values of already-issued  debt securities  generally fall, and they may sell at a discount form  their  face  amount.  The  magnitude  of these  fluctuations  will  often be  greater  for  longer-term  debt securities than  shorter-term  debt securities.  An Underlying  Fund's share prices can go up or down when interest rates  change  because  of the effect of the  changes on the value of the  Underlying  Fund's  investments  in debt securities.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  offer  special  investment  opportunities,  there are also special  risks that can reduce an  Underlying  Fund's share  prices and  returns.  The change in value of a foreign currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Currency rate changes can also affect the  distributions an Underlying Fund makes from the income it receives from foreign  securities as foreign  currency  values change  against the U.S.  dollar.  Foreign investing can result in higher  transaction  and operating costs for the Underlying  Fund.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign  investments  may be affected  by  exchange  control  regulations,  expropriation  or nationalization  of  a  company's  assets,  foreign  taxes,  delays  in  settlement  of  transactions,  changes  in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o        Special Risks of Emerging and Developing  Markets.  Securities in emerging and developing  markets present risks not found in more mature  markets.  Those  securities may be more difficult to sell at an  acceptable  price and their prices may be more  volatile  than  securities of issuers in more developed  markets.  Settlements of trades may be subject to greater delays so that the
              Underlying Fund may not receive the proceeds of a sale of a security on a timely basis.

              Emerging  markets  might  have  less  developed  trading  markets,  exchanges  and legal and accounting systems.  Investments may be subject to greater risks of government  restrictions on withdrawing  the sales proceeds of securities  from the country.  Economies of developing countries may be more dependent on relatively few industries  that may be highly  vulnerable to local and global  changes.  Governments may be more unstable and present greater risks of nationalization  or  restrictions  on foreign  ownership of securities  of local  companies.
              These investments may be substantially  more volatile than securities of issuers in the U.S.
              and other developed countries and may be very speculative.

Additionally,  if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign  securities, it might expose the Portfolio or Underlying  Fund to "time-zone  arbitrage"  attempts by investors  seeking to take advantage  of the  differences  in value of foreign  securities  that might result from events that occur after the close of the foreign  securities  market on which a foreign  security is traded and the close of The New York Stock
Exchange that day, when the  Portfolio's and Underlying  Fund's net asset values are calculated.  If such time-zone arbitrage were  successful,  it might dilute the interests of other  shareholders.  However,  the  Portfolio's  and
Underlying  Fund's use of "fair value  pricing" to adjust the closing  market  prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board  believe to be their fair value,  may help deter those activities.

RISKS OF  INVESTING  IN SPECIAL  SITUATIONS.  Periodically,  an  Underlying  Fund might use  aggressive  investment techniques.  These might  include  seeking to benefit  from what the  portfolio  manager  perceives  to be "special situations,"  such as  mergers,  reorganizations,  restructurings  or other  unusual  events  expected  to affect a particular issuer.  However,  there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's  securities.  The Underlying Fund's  investments might not produce the expected gains or could incur a loss for the portfolio.

o        Cyclical  Opportunities.  Some of the  Underlying  Funds may also seek to take advantage of changes in the business  cycle by  investing  in companies  that are  sensitive to those  changes if the Manager believes they have growth  potential.  An Underlying  Fund might  sometimes seek to take tactical advantage of short-term  market movements or events affecting  particular  issuers or industries.
         There is a risk  that if the  event  does not occur as  expected,  the  value of the stock  could fall, which in turn could depress the Underlying Fund's share price.

HOW RISKY IS THE PORTFOLIO  OVERALL?  All  investments and investment  strategies  have risks.  The risks described above  collectively  form the overall risk  profile of the  Portfolio  and may affect the value of the  Portfolio's investments,  its  investment  performance  and the prices of its shares.  Investors  in this  Portfolio  should be willing to assume the greater  risks of  short-term  share price  fluctuations  that are typical for an  aggressive allocation.  The Portfolio is intended as a long-term  investment.  While it may be appropriate  for a portion of a retirement plan  investment,  the Portfolio is not a complete  investment  program.  There is no assurance that the
Portfolio or the  Underlying  Funds will achieve their  investment  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These  risks mean that you can lose money by  investing  in the Portfolio.

AFFILIATED  PORTFOLIO  RISK. In managing the  Portfolio,  the Manager will have  authority to select and substitute
Underlying  Funds.  The Manager may be subject to potential  conflicts of interest in  selecting  Underlying  Funds because  the fees paid to it by some  Underlying  Funds are higher  than the fees paid by other  Underlying  Funds.
However,  the Manager is a fiduciary to the Portfolio and is legally  obligated to act in its best  interests  when selecting Underlying Funds.

Portfolio  Turnover.  A change in the  securities  held by the  Portfolio  is known as  "portfolio  turnover."  The
Portfolio or an Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover rate (for example,  over 100%).  If the Portfolio or Underlying  Fund realizes capital  gains when it sells its portfolio  investments,  it must  generally  pay those gains out to  shareholders, increasing  their taxable  distributions.  Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Portfolio (and may reduce  performance).  However,  most of the  Portfolio's  portfolio  transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

-------------------------------------------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio has not commenced  operations,  there is no prior  performance  information.  Please remember that the Portfolio is intended to be a long-term  investment and that performance results are historical,  and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The  following  tables are  provided to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Portfolio.  The Portfolio pays a variety of expenses  directly for  administration,  distribution  of its shares and other  services.  Those  expenses  are  subtracted  from the  Portfolio's  assets to  calculate  the
Portfolio's net asset values per share.  All  shareholders  therefore pay those expenses  indirectly.  In addition, the  Portfolio  will  indirectly  bear its  pro-rata  share of the  expenses  of the  Underlying  Funds in which it invests.  Shareholders  pay other expenses  directly,  such as sales charges.  "Other  Expenses,"  "Underlying Fund
Operating  Expenses"  and  "Total  Annual  Portfolio  and  Underlying  Fund  Operating  Expenses"  are based on the
Portfolio's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

                                                  Class A Shares     Class B        Class C       Class N      Class Y
                                                                      Shares        Shares        Shares       Shares
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Maximum Sales Charge (Load) on purchases (as %
of offering price)                                     5.75%           None          None          None         None
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Maximum Deferred Sales Charge Load)
(as % of the lower of the original offering            None1           5%2            1%3           1%4         None
price or redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                                     Class A     Class B Shares    Class C      Class N      Class Y
                                                     Shares                        Shares       Shares       Shares
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
Management Fees                                       0.00%          0.00%          0.00%        0.00%        0.00%
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
Distribution and/or Service (12b-1) Fees              0.25%          1.00%          1.00%        0.50%        0.00%
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
Other Expenses5                                       0.35%          0.35%          0.35%        0.35%        0.35%
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
Portfolio Operating Expenses                          0.60%          1.35%          1.35%        0.85%        0.35%
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------

Underlying Fund Operating Expenses                    0.73%          0.73%          0.73%        0.73%        0.73%

------------------------------------------------- -------------- --------------- ------------ ------------ ------------
------------------------------------------------- -------------- --------------- ------------ ------------ ------------
Total Annual Portfolio and Underlying Fund

Operating Expenses6                                   1.33%          2.08%          2.08%        1.58%        1.08%

------------------------------------------------- -------------- --------------- ------------ ------------ ------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly  incurred by the  Portfolio  and the
Underlying Fund Operating  Expenses  incurred  indirectly by the Portfolio through its investments in shares of the
Underlying  Funds.  The  expenses of the  Underlying  Funds are based on an estimate  of the total  annual  expense ratio,  without  giving effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio expects to invest  during its current  fiscal year.  In addition,  any material  changes to the  Portfolio's  asset allocation in the Underlying Funds could increase or decrease the Underlying  Fund's Operating  Expense,  currently estimated to be 0.73% of average daily net assets.

The  "Management  Fees" in the table  above  reflect  the fact that  there  are no such fees paid  directly  by the
Portfolio.

1. A contingent  deferred  sales charge may apply to redemptions of investments of $1,000,000 or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after  purchase.  The contingent  deferred sales charge  declines to 1%
   in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The transfer  agent has  voluntarily  undertaken to limit  transfer agent fees paid directly by the Portfolio to
   0.35% of average net assets per fiscal year for all  classes.  This  undertaking  may be amended or withdrawn at any time.

6. The Manager  has  voluntarily  undertaken  to limit these  expenses  for all classes of shares so that  Combined
   Total  Annual and  Underlying  Fund  Operating  Expenses as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.45%,  2.20%,  2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class
   N, and Class Y,  respectively.  The Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those  expense  limitations  do not include  Extraordinary  Expenses  and other  expenses not incurred  in the  ordinary  course of the  Portfolio's  business.  Notwithstanding  the  foregoing  limits,  the
   Manager is not required to waive or reimburse  Portfolio  expenses in excess of indirect  management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

EXAMPLES.  The  following  examples are intended to help you compare the cost of  investing in the  Portfolio  with the cost of investing in other  mutual  funds.  The  examples,  which are based on the Total Annual and  Underlying
Fund  Operating  Expenses,  assume  that you  invest  $10,000  in a class of shares of the  Portfolio  for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:                 1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $703         $975

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $713         $958

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Class C Shares                           $313         $658

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Class N Shares                           $262         $503

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Class Y Shares                           $111         $345

If shares are not redeemed:             1 Year       3 Years
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Class A Shares                           $703         $975

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Class B Shares                           $213         $658

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Class C Shares                           $213         $658

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Class N Shares                           $162         $503

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Class Y Shares                           $111         $345

In the first example,  expenses  include the Class A initial sales charge for Class A and the  applicable  Class B,
Class C or Class N contingent  deferred sales charges.  In the second example,  Class A expenses  include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

                               [The rest of this page is intentionally left blank.]

Active Allocation Fund

WHAT ARE THE PORTFOLIO'S  INVESTMENT  OBJECTIVES?  The Active Allocation Fund ("Portfolio")  seeks long term growth of capital with a secondary objective of current income.

WHAT DOES THE  PORTFOLIO  MAINLY  INVEST IN? The  Portfolio  is a special  type of mutual  fund known as a "fund of funds"  because it invests in other mutual  funds.  Under  normal  market  conditions,  the Manager will invest the
Portfolio's  assets in shares of the  Underlying  Funds listed below and other  Oppenheimer  funds.  "Normal market conditions" are when  securities  markets and economic  conditions are not unstable or adverse,  in the judgment of the Manager.

The Portfolio  currently seeks to achieve its objective by allocating its assets  according to the following target weightings:  fixed income,  20% of net assets,  U.S. equity,  40% of net assets;  international  equity, 15% of net assets;  other asset classes (which may include real estate  securities,  commodities,  real assets,  cash, or cash equivalents which are securities not generally defined as equity or fixed income),  5% of net assets;  and tactical allocation component, 20% of net assets.

Underlying Funds - Active Allocation Fund
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Oppenheimer Core Bond Fund

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Oppenheimer Capital Appreciation Fund
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Oppenheimer Global Fund
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Oppenheimer Global Opportunities Fund
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Oppenheimer Main Street Fund(R)
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Oppenheimer Main Street Opportunity Fund(R)
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Oppenheimer Main Street Small Cap Fund(R)
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Oppenheimer Real Estate Fund
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Oppenheimer Strategic Income Fund
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Oppenheimer Value Fund

Tactical  Allocation  Component.  In addition to the Underlying  Funds listed above,  up to 20% of the  Portfolio's net assets may be invested  according to a tactical  allocation among up to four Oppenheimer  funds listed below or money market securities based on recommendations made by the Manager.

         The tactical allocation is designed to take advantage of short-term market opportunities.

         The tactical  allocation  will be performed by the Manager.  This tactical  portfolio  will be invested in at least two,  and no more than four  Oppenheimer  funds.  The Manager  will  consider a broad list of  Oppenheimer funds for tactical  investment.  The list of funds  available for tactical  investment by the Portfolios are listed below.

         Computer  aided  models  will be used to help  select  the  Portfolio's  investments.  These  models  will examine market and fundamental inputs and assign scores based on current and historical  performance  factors.  The sectors of the  markets  identified  by the models with the highest  scores  will be more  heavily  weighted in the
Portfolio.  The Manager will match those  sectors  having the highest  scores with funds that  closely  exhibit the same performance  characteristics.  The Manager will invest in no more than four  Oppenheimer  funds so as to favor sectors that in the Manager's view have the most potential for appreciation.

         The Manager will select funds for the tactical  allocation that,  based on its proprietary  tactical asset allocation  models,  it believes will have the greatest  potential for positive total  returns.  The tactical asset allocation  models  use  quantitative  techniques  to  identify  and  validate  trends  in the  prices of each fund available  for  investment.  There can be no  assurance  that the funds  selected by these  models will  perform as anticipated.  The funds selected may in fact decline in value and detract from the performance of the Portfolio.

Up to 20% of the net assets of Active Allocation Fund may be invested in the following Oppenheimer Funds:
Oppenheimer Core Bond Fund                                  Oppenheimer International Small Company Fund, Inc.
Oppenheimer Capital Appreciation Fund                       Oppenheimer Limited-Term Government Fund
Oppenheimer Developing Markets Fund                         Oppenheimer MidCap Fund
Oppenheimer Discovery Fund                                  Oppenheimer Money Market Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Growth Fund                                     Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund                                 Oppenheimer Small Cap Value Fund
Oppenheimer International Bond Fund                         Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                       Oppenheimer Value Fund

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  Under normal market  conditions,  the Manager seeks to achieve the  Portfolio's  objectives by allocating  the  Portfolio's  assets mainly among shares of the  Underlying
Funds described above according to the target weightings described above.

WHO IS THE  PORTFOLIO  DESIGNED  FOR? The  Portfolio is designed  primarily  for  investors  seeking to combine the growth potential of stocks with a smaller  allocation to bonds, which can provide relative  stability.  Because the
Underlying  Funds  generally  invest a substantial  portion of their assets in stocks,  those  investors  should be willing to assume the risks of share price  fluctuations  that are typical  for a fund that has  substantial  stock investments.  The Portfolio is intended as a long-term investment.  The Portfolio may be an appropriate  investment for you if you  want a  professionally  managed  and  diversified  portfolio.  While  it may be  appropriate  for a portion of a retirement plan investment, the Portfolio is not a complete investment program.

CAN THE  PORTFOLIO'S  INVESTMENT  OBJECTIVES  AND POLICIES  CHANGE?  The  Portfolio's  Board of Trustees can change non-fundamental  policies  without  shareholder  approval,  although  significant  changes  will  be  described  in amendments to this  Prospectus.  Fundamental  policies  cannot be changed without the approval of a majority of the
Portfolio's  outstanding  voting  shares.  Shareholders  will receive at least 60 days advance notice of changes in the Portfolio's  investment objective or principal investment  strategies.  The Portfolio's  investment  objectives and policies are not fundamental policies.  Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

Main Risks of Investing in the Portfolio

All  investments  have risks to some degree.  The share prices of the  Portfolio's  shares  generally  change daily based on the values of the  Underlying  Funds'  investments  which are  subject  to a number of  factors  described below.  There is also the risk that poor security  selection by the Underlying Funds or unfavorable  tactical asset allocation by the Portfolio may cause the Portfolio to underperform other funds having similar objectives.

ALLOCATION RISK. The Portfolio's  ability to achieve its investment  objective  depends upon the Manager's skill in selecting  the best mix of  Underlying  Funds.  There is the risk that the Manager's  evaluations  and  assumptions regarding the Underlying Funds may be incorrect in view of actual market conditions.

MARKET  RISK.  The value of the  securities  in which the  Underlying  Funds  invest may  decline  due to  changing economic, political or market conditions.

RISKS OF INVESTING IN THE UNDERLYING  FUNDS.  Each of the Underlying  Funds in which the Portfolio  invests has its own  investment  risks,  and those risks can affect the value of the  Underlying  Funds'  shares and  therefore the value of the Portfolio's  investments.  In addition,  there is no guarantee that the Underlying  Funds will achieve their investment  objectives.  The Underlying Funds may change their investment  objectives or policies without the approval  of the  Portfolio.  If an  Underlying  Fund were to change its  investment  objective  or  policies,  the
Portfolio may be forced to sell its shares of the Underlying Fund at a disadvantageous time.

SPECIAL  RISKS  OF DEBT  SECURITIES.  Some of the  Underlying  Funds  may  invest  in debt  securities.  The mix of equities and debt  securities  in an Underlying  Fund's  portfolio  will vary over time  depending on the Manager's judgment about market and economic  conditions.  An Underlying  Fund's  investments in debt  securities may include securities  issued or guaranteed  by the U.S.  government  or its agencies and  instrumentalities,  and foreign and domestic  corporate  bonds,  notes and  debentures.  They may be  selected  for  their  income  possibilities,  for liquidity and to help cushion fluctuations in the Underlying Fund's net asset value.

The debt securities an Underlying Fund may buy may be rated by nationally  recognized rating  organizations such as
Moody's Investors Service,  Inc. or Standard & Poor's Rating Service or they may be unrated  securities  assigned a comparable rating by the Manager.

CREDIT  RISK.  Debt  securities  are  subject  to credit  risk.  Credit  risk is the risk that the issuer of a debt security  might not make  interest  and  principal  payments on the  security as they become due. A downgrade in an issuer's  credit  rating or other  adverse news about an issuer can reduce the value of that  issuer's  securities.
Securities  directly issued by the U.S.  Treasury and certain agencies that are backed by the full faith and credit of the U.S.  government  have little credit risk,  and securities  issued by other agencies of the U.S.  government generally  have low credit  risks.  Securities  of U.S.  government-sponsored  entities  are not backed by the full faith and credit of the U.S.  government.  Securities  issued by private  issuers have greater credit risks.  If an issuer fails to pay interest,  an Underlying  Fund's income may be reduced.  If an issuer fails to repay principal, the value of that security and of an Underlying Fund's shares may be reduced.

o        Special  Risks of  Lower-Grade  Securities.  Because an  Underlying  Fund may invest in  securities  below investment-grade,  the  Underlying  Fund's  credit risks will be greater than those of funds that buy  only  investment-grade  securities.  Those  are  loans or  securities  rated  below  BBB- by
         Standard  &  Poor's  Rating  Services  ("S&P")  or  Baa3  by  Moody's  Investors  Service,  Inc.,
         ("Moody's") or that have comparable ratings by another rating organization,  or, if unrated, that are considered by the Manager to be of comparable  quality.  Lower-grade  debt  securities may be subject to greater  market  fluctuations  and greater risks of loss of income and principal  than investment-grade  debt  securities.  Securities  that are (or that have fallen) below  investment grade include  high-yield bonds,  commonly called "junk bonds," and are exposed to a greater risk that the issuers of those  securities  might default and not meet their debt  obligations.  These risks can reduce the Underlying Fund's share prices and the income it earns.

         While  investment-grade   securities  are  subject  to  risks  of  non-payment  of  interest  and principal,  generally,  higher yielding lower-grade bonds, whether rated or unrated, have greater risks  than  investment-grade  securities.  The  market for  lower-grade  securities  may be less liquid,  especially during times of economic distress,  and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISKS.  The values of debt  securities are subject to change when  prevailing  interest rates change.
When prevailing interest rates fall, the values of already-issued  debt securities  generally rise. When prevailing interest rates rise, the values of already-issued  debt securities  generally fall, and they may sell at a discount from  their  face  amount.  The  magnitude  of these  fluctuations  will  often be  greater  for  longer-term  debt securities than  shorter-term  debt securities.  However,  interest rate changes may have different  effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times,  the Underlying  Funds may buy  longer-term  debt  securities.  When the average  duration of an
Underlying  Fund's  portfolio  is longer,  its share prices may  fluctuate  more when  interest  rates  change.  An
Underlying Fund may buy zero-coupon or "stripped"  securities,  which are  particularly  sensitive to interest rate changes and the rate of principal  payments (and  prepayments).  These are derivative  securities  that have prices that may go up or down  more than  other  types of debt  securities  in  response  to  interest  rate  changes.  An
Underlying  Fund's share prices can go up or down when interest  rates change,  because of the effect of the change on the value of an Underlying Fund's  investments.  Also, if interest rates fall, an Underlying Fund's  investments in new securities at lower yields will reduce the Underlying Fund's income.

PREPAYMENT  RISK.  Mortgage-related  securities are subject to the risks of unanticipated  prepayment.  The risk is that when interest  rates fall,  borrowers  under the mortgages that underlie  these  securities  will prepay their mortgages  more quickly than  expected,  causing the issuer of the security to pay the principal to the  Underlying
Fund prior to the security's  expected  maturity.  An Underlying Fund may be required to reinvest the proceeds at a lower interest rate,  reducing its income.  Mortgage-related  securities subject to prepayment risk generally offer less potential for gains when  prevailing  interest rates fall and have greater  potential for loss when prevailing interest  rates rise.  The impact of  prepayments  on the price of a security  may be  difficult to predict and may increase the  volatility  of the price.  If the  Underlying  Fund buys  mortgage-related  securities  at a premium, accelerated  prepayments on those  securities  could cause the  Underlying  Fund to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly,  prepayments  of mortgages may occur at a slower rate than  expected,  and the expected maturity of short- or medium-term  mortgage-related  securities could lengthen as a result. That could cause their values to fluctuate  more,  and the prices of the Underlying  Fund's  shares,  to fluctuate more and to fall.

RISKS OF USING  DERIVATIVE  INVESTMENTS.  An Underlying  Fund may use  derivatives to seek increased  returns or to try to hedge  investment  risks.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is  derived  from) the value of an  underlying  asset,  interest  rate or index.  Options,  futures, interest-only and principal-only  securities,  structured notes, interest-rate swap agreements and mortgage-related securities are examples of derivatives an Underlying Fund may use.

         If the issuer of the  derivative  does not pay the amount  due, an  Underlying  Fund can lose money on the investment.  Also,  the  underlying  security or investment on which the  derivative is based,  and the  derivative itself,  may not perform the way the Manager expected it to perform.  If that happens,  an Underlying  Fund's share prices  could  fall  and the  Underlying  Fund  could  get  less  income  than  expected,  or its  hedge  might  be unsuccessful.  Some  derivatives  may be illiquid,  making it  difficult to value or to sell them at an  acceptable price.  The  Underlying  Funds have  limits on the amount of certain  types of  derivatives  it can hold.  However, using  derivatives can cause an Underlying Fund to lose money on its investments  and/or increase the volatility of its share prices.

SPECIAL RISKS OF HYBRID OR DERIVATIVE  INVESTMENTS.  One of the  Underlying  Funds,  Oppenheimer  Real Asset Fund(R),
invest in hybrid or derivative  investments.  In general  terms,  a hybrid  instrument is a derivative  investment, which is an investment  contract  whose value  depends on (or is derived  from) the value of an  underlying  asset, interest rate, index or commodity.

         The  commodity-linked  structured  notes and futures  contracts in which this  Underlying Fund invests are hybrid  instruments  that  have  substantial  risks,  including  risk of loss of a  significant  portion  of  their principal  value.  Because the performance of these notes is linked to the performance of the underlying  commodity prices,  these  investments  are subject to "market  risks" that relate to the movements of prices in the commodity markets.  They  may be  subject  to  additional  special  risks  that do not  affect  traditional  equity  and debt securities:

o        Risk of loss of  interest.  If payment of interest on a  structured  note or other  hybrid  instrument  is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  this  Underlying  Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.
o        Risk of loss of  principal.  To the extent that the amount of the  principal to be repaid upon maturity is linked  to the  value of a  particular  commodity,  futures  contract,  index  or other  economic variable,  this  Underlying  Fund might not receive all or a portion of the principal at maturity of the  investment.  At any time,  the risk of loss  associated  with a particular  instrument in this  Underlying  Fund's  portfolio  may be  significantly  higher  than 50% of the  value of the investment.
o        Lack of  secondary  market.  A liquid  secondary  market may not exist for the  specially  created  hybrid instruments  this  Underlying  Fund buys,  which may make it difficult for the Underlying Fund to sell them at an acceptable price or to accurately value them.
o        Risk of greater  volatility.  The value of the  commodity-linked  derivative  investments  this Underlying
         Fund buys may fluctuate  significantly because the values of the underlying  investments to which they  are  linked  are  themselves  extremely  volatile.  Additionally,  economic  leverage  will increase the  volatility  of these hybrid  instruments  as they may increase or decrease in value more quickly than the underlying commodity, index, futures contract, or other economic variable.

         If the  portfolio  manager(s)  of an  Underlying  Fund uses a derivative  instrument  at the wrong time or judges market  conditions  incorrectly,  the strategies may result in a significant loss to the Underlying Fund and reduce the  Underlying  Fund's  return.  The  Underlying  Fund could  also  experience  losses if the prices of its hedging instruments, futures and options positions were not properly correlated with its other investments.

         Interest  rate and  stock  market  changes  in the U.S.  and  abroad  may  influence  the  performance  of derivatives.  Also,  the  underlying  security or investment on which the  derivative is based,  and the derivative itself,  may not perform the way the Manager  expected it to. If that happens,  the  Underlying  Fund's share price could decline.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
To the extent that an Underlying Fund invests in equity  securities,  the value of the Underlying  Fund's portfolio will be  affected by changes in the stock  markets.  Market  risk can also  affect an  Underlying  Fund's net asset value per share,  which will fluctuate as the values of the Underlying  Fund's  portfolio  securities  change.  The prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its  industry.  Also,  stocks of small and  medium-size  companies  may have more  volatile  prices  than stocks of large companies.

RISKS OF INDUSTRY  FOCUS.  At times,  some of the  Underlying  Funds may increase  the  relative  emphasis of their investments  in a  particular  industry.  Stocks of  issuers in a  particular  industry  are  subject to changes in economic  conditions,  government  regulations,  availability of basic resources or supplies,  or other events that affect that industry more than others.  To the extent that an Underlying  Fund has greater  emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

RISKS OF  GROWTH  INVESTING.  Stocks  of growth  companies,  particularly  newer or  smaller  companies,  may offer opportunities  for greater capital  appreciation  but may be more volatile than stocks of larger,  more established companies.  They have  greater  risks of loss and may be less  liquid  than  stocks  of  larger,  more  established companies.  That means an Underlying Fund could have greater  difficulty selling a security of a smaller company at an acceptable  price,  especially in periods of market  volatility.  That factor increases the potential for losses to an Underlying  Fund.  Also, it may take a substantial  period of time before an Underlying  Fund realizes a gain on its investment in a small-cap company if it realizes any gain at all.

o        Risks of Stocks Issued by Small- and Mid-Sized  Companies.  While some of the Underlying  Funds can invest in securities of any  capitalization  range,  some may emphasize their  investments in small- and medium-cap  companies.  These companies can include both established and newer  companies.  While newer growth companies might offer greater  opportunities  for capital  appreciation than larger, more  established  companies,  they  involve  substantially  greater  risks  of  loss  and  price fluctuations than larger issuers.

         Small- and  mid-sized  companies may have limited  product  lines or markets for their  products, limited  access to financial  resources  and less depth in  management  skill than  larger,  more established  companies.  Their stocks may be less liquid than those of larger issuers. That means the  Underlying  Fund could have  difficulty  selling  its  securities  at an  acceptable  price, especially  in periods of market  volatility.  That factor  increases the potential for losses to the Underlying  Fund.  Also, it may take a substantial  period of time before the Underlying Fund realizes a gain on an investment in the stocks of a small- or mid-sized  company,  if it realizes any gain at all.

o        Risks of  Investing  in  Unseasoned  Companies.  Some of the  Underlying  Funds can  invest in  unseasoned companies.  These are companies that have been in operation less than three years,  including the operations of any  predecessors.  Because these  companies have a limited  operating  history and may be more dependent on the efforts of individual  managers,  their  securities may have limited liquidity and their prices may be very volatile.

SPECIAL RISKS OF INITIAL PUBLIC OFFERINGS (IPOs).  One of the Underlying  Funds,  Oppenheimer Main Street Small Cap
Fund(R),  has no limit on the amount of its assets that can be invested in IPOs.  By  definition,  securities  issued in IPOs have not  traded  publicly  until  the time of their  offerings.  Special  risks  associated  with IPOs may include,  among  others,  the fact that there may be only a limited  number of shares  available  for trading.  The market for those  securities  may be unseasoned.  The issuer may have a limited  operating  history.  These factors may contribute to price  volatility.  The limited number of shares available for trading in some IPOs may also make it more  difficult for this  Underlying  Fund to buy or sell  significant  amounts of shares without an unfavorable impact on prevailing prices. In addition,  some companies  initially offering their shares publicly may be involved in  relatively  new  industries or lines of business  that may not be widely  understood by investors.  Some of the companies  involved in new  industries  may be regarded  as  developmental  stage  companies,  without  revenues or operating  income,  or the near-term  prospects of them.  Many IPOs are by small- or micro-cap  companies  that are undercapitalized.

RISKS OF  INVESTING  IN SPECIAL  SITUATIONS.  Periodically,  an  Underlying  Fund might use  aggressive  investment techniques.  These might  include  seeking to benefit  from what the  portfolio  manager  perceives  to be "special situations,"  such as  mergers,  reorganizations,  restructurings  or other  unusual  events  expected  to affect a particular issuer.  However,  there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's  securities.  The Underlying  Fund's  investment might not produce the expected gains or could incur a loss for the portfolio.

o        Cyclical  Opportunities.  Some of the  Underlying  Funds may also seek to take advantage of changes in the business  cycle by  investing  in companies  that are  sensitive to those  changes if the Manager believes they have growth  potential.  An Underlying  Fund might  sometimes seek to take tactical advantage of short-term  market movements or events affecting  particular  issuers or industries.
         There is a risk  that if the  event  does not occur as  expected,  the  value of the stock  could fall, which in turn could depress the Underlying Fund's share price.

RISKS OF INVESTING IN REAL ESTATE  SECURITIES.  One of the Underlying  Funds,  Oppenheimer  Real Estate Fund ("Real
Estate  Fund"),  expects to invest  primarily in common  stocks and other equity  securities  issued by real estate companies.  The main risk is that the value of the  securities  this fund  holds  might  decline as a result of the performance of individual  securities,  an overall decline in the stock markets or a general decline in real estate markets.  Other risks include:  extended  vacancies of  properties,  increased  competition,  increases in property taxes and  operating  expenses,  changes  in zoning  laws,  losses  due to costs  resulting  from the  clean-up  of environmental problems,  liability to third parties for damages resulting from environmental problems,  casualty or condemnation  losses,  limitations  on rents,  changes  in  neighborhood  values and the  appeal of  properties  to tenants,  and  changes  in  interest  rates.  For more  information  about the risks of  investing  in real  estate securities,  you can request a prospectus of the Real Estate Fund by calling  toll-free  1.800.CALL  OPP (225.5677)
or downloading a prospectus on the OppenheimerFunds website: www.oppenheimerfunds.com.

o        Real Estate Markets and REIT Risk.  Additionally,  since Real Estate Fund  concentrates  its assets in the real estate  industry,  the Portfolio's  investment in Real Estate Fund will be closely linked to the  performance  of the  real  estate  markets.  Property  values  may  fall  due to  increasing
         vacancies  or  declining  rents  resulting  from  unanticipated  economic,   legal,  cultural  or
         technological  developments.  Real Estate  Investment Trust ("REIT") prices also may drop because of the failure of borrowers to pay their loans,  a dividend  cut, a disruption to the real estate investment  sales market,  changes in federal or state taxation  policies  affecting  REITs,  and
         poor  management.   The  REIT  investment  universe,   which  is  approximated  by  the  National
         Association  of Real Estate  Investment  Trusts  ("NAREIT")  Index,  is  comprised of roughly 173 companies  ranging in market  capitalization  from $5.4  million to $10.8  billion (as of June 1,
         2004), with an aggregate market capitalization of approximately $238.8 billion.

o        Small REIT Companies.  As of June 1, 2004,  roughly 8.3% of the REITs currently  outstanding have a market capitalization  of $100  million  or  less.  Small  REIT  company  shares  therefore  can be more volatile  than,  and perform  differently  from,  larger REIT company  stocks.  There may be less trading volume in a smaller  company's stock,  which means that buy and sell transactions in that stock  could  have a larger  impact on the  stock's  price than is the case with  larger  company stocks.  Further,  smaller  companies may have fewer business  lines;  changes in any one line of business,  therefore,  may have a greater  impact on a small  company's  stock  price than is the case for a larger company.

RISKS OF VALUE  INVESTING.  Value  investing  seeks  stocks  having  prices  that  are low in  relation  to what is believed to be their real worth or prospects.  Some of the  Underlying  Funds may seek to realize  appreciation  in the value of their  holdings when other  investors  realize the intrinsic  value of those stocks.  In using a value investing  style,  there is the risk that other investors will not view  securities as undervalued,  and they might not appreciate in value as the Portfolio Manager(s) anticipates.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  offer  special  investment  opportunities,  there are also special  risks that can reduce an  Underlying  Fund's share  prices and  returns.  The change in value of a foreign currency  against the U.S.  dollar will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Currency rate changes can also affect the  distributions an Underlying Fund makes from the income it receives from foreign  securities as foreign  currency  values change  against the U.S.  dollar.  Foreign investing can result in higher  transaction  and operating costs for the Underlying  Fund.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign  investments  may be affected  by  exchange  control  regulations,  expropriation  or nationalization  of  a  company's  assets,  foreign  taxes,  delays  in  settlement  of  transactions,  changes  in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

o        Special Risks of Emerging and Developing  Markets.  Securities in emerging and developing  markets present risks not found in more mature  markets.  Those  securities  may be more  difficult to sell at an acceptable  price and their  prices  may be more  volatile  than  securities  of  issuers in more developed  markets.  Settlements  of  trades  may be  subject  to  greater  delays  so  that  the
         Underlying Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets might have less developed  trading  markets,  exchanges and legal and accounting systems.  Investments  may be subject to greater risks of government  restrictions on withdrawing the sales  proceeds of  securities  from the country.  Economies of  developing  countries may be more  dependent on relatively few  industries  that may be highly  vulnerable to local and global changes.  Governments  may be more  unstable  and present  greater  risks of  nationalization  or restrictions  on foreign  ownership of securities of local  companies.  These  investments may be substantially  more  volatile  than debt  securities  of issuers in the U.S. and other  developed countries and may be very speculative.

Additionally, if a Portfolio or Underlying Fund invests a significant amount of its assets in foreign securities, it might expose the Portfolio or Underlying Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock
Exchange that day, when the Portfolio's and Underlying Fund's net asset values are calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Portfolio's and
Underlying Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

SECTOR  ALLOCATION RISKS. One of the Underlying Funds,  Oppenheimer  Strategic Income Fund,  invests mainly in debt securities of issuers in three market sectors:  foreign governments and companies,  U.S. government  securities and lower-rated  high-yield  securities of U.S. and foreign  companies  (commonly  called "junk bonds").  In allocating
Strategic  Income Fund's  investments  among the three principal  sectors in which Strategic Income Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors,  the Manager's  expectations about the relative  performance  of those sectors may be inaccurate,  and Strategic  Income Fund's returns might be less than other funds using similar strategies.

RISKS OF  NON-DIVERSIFICATION.  Three of the funds listed in the "Tactical Allocation  Component" discussion (under the heading "What Does the Portfolio Mainly Invest In?"),  Oppenheimer  Gold & Special  Minerals Fund,  Oppenheimer
International  Bond Fund,  Oppenheimer  Real Asset Fund and one of the Underlying  Funds,  Oppenheimer  Real Estate
Fund,  are  "non-diversified"  under the  Investment  Company  Act.  Accordingly,  these funds can invest a greater portion of their assets in the debt  securities of a single  issuer than  "diversified"  funds.  To the extent that these funds invest a relatively  high  percentage of their assets in the securities of a single issuer or a limited number of issuers, these funds are subject to additional risk of loss if those securities lose market value.

HOW RISKY IS THE PORTFOLIO  OVERALL?  All  investments and investment  strategies  have risks.  The risks described above  collectively  form the overall risk  profile of the  Portfolio  and may affect the value of the  Portfolio's investments,  its  investment  performance  and the prices of its shares.  Investors  in this  Portfolio  should be willing to assume the risks of short-term  price  fluctuations  that are typical for a portfolio  that has a larger percentage  of its  assets  invested  in equity  securities  than in fixed  income  securities.  The  Portfolio  is intended as a long-term  investment.  While it may be appropriate  for a portion of a retirement  plan  investment, the Portfolio is not a complete  investment  program.  There is no assurance  that the Portfolio or the  Underlying
Funds will achieve their investment  objectives.  When you redeem your shares,  they may be worth more or less than what you paid for them.  These risks mean that you can lose money by investing in the Portfolio.

AFFILIATED  PORTFOLIO  RISK. In managing the  Portfolio,  the Manager will have  authority to select and substitute
Underlying  Funds.  The Manager may be subject to potential  conflicts of interest in  selecting  Underlying  Funds because  the fees paid to it by some  Underlying  Funds are higher  than the fees paid by other  Underlying  Funds.
However,  the Manager is a fiduciary to the Portfolio and is legally  obligated to act in its best  interests  when selecting Underlying Funds.

Portfolio  Turnover.  A change in the  securities  held by the  Portfolio  is known as  "portfolio  turnover."  The
Portfolio or an Underlying  Fund may engage in active and frequent  trading to try to achieve its  objectives,  and may have a high  portfolio  turnover rate (for example,  over 100%).  If the Portfolio or Underlying  Fund realizes capital gains when it sells  investments,  it must generally pay those gains out to shareholders,  increasing their taxable  distributions.  Increased  portfolio  turnover  creates  higher  brokerage and  transaction  costs for the
Portfolio (and may reduce  performance).  However,  most of the Portfolio's  portfolio  transactions should involve trades in the Underlying Funds that do not entail brokerage commissions.

-------------------------------------------------------------------------------------------------------------------
An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------------------------------------------

The Portfolio's Past Performance

Because the Portfolio has not commenced  operations,  there is no prior  performance  information.  Please remember that the Portfolio is intended to be a long-term  investment and that performance results are historical,  and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Portfolio

The  following  tables are  provided to help you  understand  the fees and expenses you may pay if you buy and hold shares of the Portfolio.  The Portfolio pays a variety of expenses  directly for  administration,  distribution  of its shares and other  services.  Those  expenses  are  subtracted  from the  Portfolio's  assets to  calculate  the
Portfolio's net asset values per share.  All  shareholders  therefore pay those expenses  indirectly.  In addition, the  Portfolio  will  indirectly  bear its  pro-rata  share of the  expenses  of the  Underlying  Funds in which it invests.  Shareholders  pay other expenses  directly,  such as sales charges.  "Other  Expenses,"  "Underlying Fund
Operating  Expenses" and "Total Annual  Portfolio and Underlying  Operating  Expenses" are based on the Portfolio's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

                                                Class A Shares     Class B      Class C       Class N    Class Y
                                                                   Shares        Shares       Shares      Shares
----------------------------------------------- ---------------- ------------ ------------- ------------ ----------
----------------------------------------------- ---------------- ------------ ------------- ------------ ----------
Maximum Sales Charge (Load) on purchases (as
% of offering price)                                 5.75%          None          None         None        None
----------------------------------------------- ---------------- ------------ ------------- ------------ ----------
----------------------------------------------- ---------------- ------------ ------------- ------------ ----------
Maximum Deferred Sales Charge Load)
(as % of the lower of the original offering          None1           5%2          1%3           1%4        None
price or redemption proceeds)

Annual Portfolio Operating Expenses:
(% of average daily net assets)

                                                  Class A Shares     Class B        Class C       Class N      Class Y
                                                                      Shares        Shares        Shares       Shares
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Management Fees                                        0.00%          0.00%          0.00%         0.00%        0.00%
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Distribution and/or Service (12b-1) Fees               0.25%          1.00%          1.00%         0.50%        0.00%
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Other Expenses5                                        0.35%          0.35%          0.35%         0.35%        0.35%
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Asset Allocation Fee                                   0.10%          0.10%          0.10%         0.10%        0.10%
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
Portfolio Operating Expenses                           0.70%          1.45%          1.45%         0.95%        0.45%
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------

Underlying Fund Operating Expenses                     0.76%          0.76%          0.76%         0.76%        0.76%

------------------------------------------------- ---------------- ------------- -------------- ------------ ------------
------------------------------------------------- ---------------- ------------- -------------- ------------ ------------

Total Annual Portfolio and Underlying Fund
Operating Expenses6                                    1.46%          2.21%          2.21%         1.71%        1.21%

------------------------------------------------- ---------------- ------------- -------------- ------------ ------------

The Annual  Portfolio  Operating  Expenses  table  includes the fees  directly  incurred by the  Portfolio  and the
Underlying Fund Operating  Expenses  incurred  indirectly by the Portfolio through its investments in shares of the
Underlying  Funds.  The  expenses of the  Underlying  Funds are based on an estimate  of the total  annual  expense ratio,  without  giving effect to any waivers or  reimbursements,  of the  Underlying  Funds in which the Portfolio expects to invest  during its current  fiscal year.  In addition,  any material  changes to the  Portfolio's  asset allocation in the  Underlying  Funds could increase or decrease the Underlying  Fund Operating  Expense,  currently estimated to be 0.76% of average daily net assets.

The  "Management  Fees" in the table  above  reflect  the fact that  there  are no such fees paid  directly  by the
Portfolio, except that the Portfolio pays the Asset Allocation Fee listed in the table directly from its assets.

1. A contingent  deferred  sales charge may apply to redemptions of investments of $1,000,000 or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in the first year after  purchase.  The contingent  deferred sales charge  declines to 1%
   in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The transfer  agent has  voluntarily  undertaken to limit  transfer agent fees paid directly by the Portfolio to
   0.35% of average net assets per fiscal year for all  classes.  This  undertaking  may be amended or withdrawn at any time.

6. The Manager  has  voluntarily  undertaken  to limit these  expenses  for all classes of shares so that  Combined
   Total  Annual and  Underlying  Fund  Operating  Expenses as a  percentage  of average  daily net assets will not exceed the following annual rates:  1.45%,  2.20%,  2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class
   N, and Class Y,  respectively.  The Manager may modify or terminate that  undertaking at any time without notice to  shareholders.  Those  expense  limitations  do not include  Extraordinary  Expenses  and other  expenses not incurred  in the  ordinary  course of the  Portfolio's  business.  Notwithstanding  the  foregoing  limits,  the
   Manager is not required to waive or reimburse  Portfolio  expenses in excess of indirect  management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

EXAMPLES.  The following  examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The  examples,  which are based on the Total Annual and  Underlying  Fund
Operating  Expenses,  assume that you invest  $10,000 in a class of shares of the  Portfolio  for the time  periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

If shares are redeemed:                 1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $716        $1,013

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $727         $999

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $327         $699

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $275         $543

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y Shares                           $124         $386

If shares are not redeemed:             1 Year       3 Years
------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class A Shares                           $716        $1,013

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class B Shares                           $227         $699

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class C Shares                           $227         $699

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class N Shares                           $175         $543

------------------------------------ ------------- ------------
------------------------------------ ------------- ------------

Class Y Shares                           $124         $386

In the first example,  expenses  include the Class A initial sales charge for Class A and the  applicable  Class B,
Class C or Class N contingent  deferred sales charges.  In the second example,  Class A expenses  include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges.

About the Portfolios' Investments

THE  PORTFOLIOS'  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The allocation of the different  types of investments will vary over time based upon the Manager's  evaluation of economic and market trends.  The  Portfolios  might not always  include  all of the  different  types  of  investments  described  in this  Prospectus.  The  Statement  of
Additional Information contains more detailed information about the Portfolios' investment policies and risks.

         The Manager may try to reduce  risks by  allocating  the  Portfolios'  investments  in certain  Underlying
Funds to seek income.  However,  changes in the overall  market prices of debt  securities  and the income they pay can occur at any time, and the Portfolios' share prices and income could fluctuate.
INVESTMENTS  IN OTHER MUTUAL  FUNDS.  Under normal  circumstances,  the  Portfolios  invest mainly in shares of the
Underlying  Funds.  These  Underlying  Funds  were  chosen  based on the  Manager's  determination  that they could provide long term growth of capital and/or  current  income.  The  objectives and policies of the Underlying  Funds may change from time to time without  need for approval by the  Portfolios'  shareholders.  Additional  information about the Underlying  Funds is contained in the respective  Prospectus and Statement of Additional  Information for
each  Underlying  Fund. To obtain a prospectus of any of the  Underlying  Funds,  simply call the toll-free  number listed on the back cover of this Prospectus.

INVESTMENTS  IN EQUITY  SECURITIES.  Some of the Underlying  Funds can invest in equity  securities of both foreign and U.S.  companies.  Equity  securities  include  common  stocks,  preferred  stocks,  rights  and  warrants,  and securities  convertible  into common  stock.  Some of the  Underlying  Funds'  investments  can  include  stocks of companies in any market  capitalization  range,  if the Manager  believes the  investment  is  consistent  with the
Underlying Fund's objective.  Small-cap growth companies may offer greater  opportunities for capital  appreciation than securities of large,  more established  companies.  However,  these securities also involve greater risks than securities of larger  companies.  Securities of small  capitalization  issuers (as defined in the Underlying Fund's prospectus)  may be subject to greater  price  volatility  in general  than  securities  of  large-cap  and mid-cap companies.  Therefore,  to the degree that an Underlying Fund has investments in smaller  capitalization  companies at times of market volatility, a Portfolio's share price may fluctuate more.

U.S. GOVERNMENT  SECURITIES.  Not all of the U.S.  government  securities that some of the Underlying Funds buy are backed by the full  faith and  credit of the U.S.  government  as to the  payment  of  interest  and  repayment  of principal.  Some are backed by the right of the entity to borrow  from the U.S.  Treasury.  Others are backed  only by the  credit of the  instrumentality.  Securities  of U.S.  government-sponsored  entities  are not backed by the full faith and credit of the U.S.  government.  All of these  different  types of  securities  described  below are generally referred to as "U.S. government securities" in this Prospectus.

o        U.S.  Treasury  Obligations.  These include  Treasury  bills  (having  maturities of one year or less when issued),  Treasury  notes (having  maturities of more than one year and up to ten years when issued),  and
         Treasury  bonds (having  maturities of more than ten years when issued).  Treasury  securities  are backed by the full faith and credit of the United States  government,  as to the timely  payments of interest and repayments of principal.  Some of the Underlying  Funds can buy U.S.  Treasury  securities  that have been
         "stripped" of their coupons and zero-coupon securities.

o        Obligations Issued or Guaranteed by U.S.  Government Agencies or  Instrumentalities.  These include direct obligations and  mortgage-related  securities  that have different  levels of credit support from the U.S.
         government.  Some are  supported by the full faith and credit of the U.S.  government,  such as Government
         National Mortgage Association  ("Ginnie Mae") pass-through  mortgage  certificates.  Some are supported by the right of the issuer to borrow from the U.S.  Treasury  under  certain  circumstances,  such as Federal
         National  Mortgage  Association  ("Fannie  Mae")  bonds.  Others are  supported  only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") obligations.

o        Mortgage-Related  U.S.  Government  Securities.  These  include  interests  in  pools  of  residential  or commercial  mortgages,  in the form of CMOs and other "pass-through"  mortgage  securities.  CMOs that are
         U.S.  government  securities  have  collateral to secure  payment of interest and  principal.  They may be issued in different  series with  different  interest  rates and  maturities.  The collateral is either in the form of mortgage  pass-through  certificates  issued or guaranteed by a U.S. agency or instrumentality or  mortgage  loans  insured  by a U.S.  government  agency.  CMOs and  other  types  of  mortgage-related securities  may  be  considered  to  be  derivative  investments.  The  prices  and  yields  of  CMOs  are determined,  in part,  by  assumptions  about the cash flows from the rate of payments  of the  underlying mortgages.  Changes in interest  rates may cause the rate of expected  prepayments  of those  mortgages to change.  These  prepayment  risks can make the prices of CMOs very volatile  when  interest  rates change.
         That volatility will affect a Portfolio's share prices.

MORTGAGE-RELATED  SECURITIES.   Investments  in  mortgage-related  securities  are  subject  to  special  risks  of unanticipated  prepayment.  The risk is that when interest rates fall,  borrowers under the mortgages that underlie a  mortgage-related  security  some of the  Underlying  Funds own will prepay  their  mortgages  more  quickly than expected,  causing  the issuer of the  security  to prepay the  principal  to those  Underlying  Funds prior to the
security's   expected   maturity.   Securities   subject  to  prepayment   risk,   including  the  CMOs  and  other
mortgage-related  securities  that some of the Underlying  Funds can buy,  generally offer less potential for gains when  prevailing  interest rates fall, and have greater  potential for loss when interest rates rise. The impact of prepayments  on the price of a security may be difficult to predict and may increase the  volatility  of the price.
Additionally,  an Underlying  Fund may buy  mortgage-related  securities at a premium.  Accelerated  prepayments on those  securities could cause an Underlying Fund to lose a portion of its principal  investment  represented by the premium an Underlying Fund paid.

If interest rates rise rapidly,  prepayments  may occur at slower rates than expected,  which could have the effect of  lengthening  the  expected  maturity  of a short-  or  medium-term  security.  That  could  cause  its value to fluctuate  more  widely in  response  to changes  in  interest  rates.  In turn,  this  could  cause the value of a
Portfolio's shares to fluctuate more.

MONEY  MARKET  INSTRUMENTS.  Some of the  Underlying  Funds can also invest in "money  market  instruments."  These include U.S.  Government  securities and high-quality  corporate debt securities having a remaining maturity of one year or less. They also include  commercial paper,  other short-term  corporate debt  obligations,  certificates of deposit, bankers' acceptances and repurchase agreements. They do not generate capital growth if held to maturity.

OTHER DEBT SECURITIES.  While some of the Underlying Funds invest  primarily in  investment-grade  debt securities, they may not be required to dispose of debt  securities that fall below  investment  grade after an Underlying Fund buys them.  However,  the portfolio  managers will monitor those holdings to determine  whether the Underlying Fund should sell them.  While  securities  rated  "Baa" by Moody's or "BBB" by S&P are  considered  "investment  grade,"
they have some speculative characteristics.

While  investment-grade  securities  are subject to risks of  non-payment  of interest and  principal,  in general,
higher-yielding   lower-grade  bonds,  whether  rated  or  unrated,   have  greater  risks  than   investment-grade
securities.  There  may be less of a market  for them and  therefore  they may be  harder  to value  and sell at an acceptable price. These risks can reduce a Portfolio's share price and the income it earns.

o        Private-Issuer  Securities.  Some of the  Underlying  Funds can  invest in  securities  issued by  private issuers that do not offer the credit backing of the U.S.  government.  These include  multi-class debt or  pass-through  certificates  secured  by  mortgage  loans.  They may be  issued by banks, savings and loans,  mortgage bankers or special trusts.  The Underlying Funds may buy other types
         of   asset-backed   securities   collateralized   by  loans  or  other  assets  or   receivables.
         Private-issuer  mortgage-backed  securities  are  subject to the credit  risks of the issuers (as well as the interest rate risks and prepayment  risks  discussed  above).  There is the risk that private  issuers may not make timely payment of interest or repay  principal  when due,  although in some cases those payment obligations may be supported by insurance or guarantees.

CONVERTIBLE  SECURITIES.  Some of the Underlying Funds may invest in convertible  securities which include domestic and (to a limited extent) foreign corporate bonds,  notes,  warrants and preferred stocks that can be exchanged for
(converted  into)  common  stock of the  issuer.  Some of the  Underlying  Funds may also  invest  in  lower-grade, high-yield convertible debt securities, sometimes called "junk bonds."

The Underlying  Funds may not have any  limitations on the range of maturities of the debt securities in which they can invest and  therefore may hold bonds with short-,  medium- or long-term  maturities.  In addition,  some of the
Underlying  Funds do not limit their  investments  to securities of issuers in a particular  market  capitalization range and can hold securities of small-cap,  medium-cap and large-cap  issuers (as defined in the Underlying Fund's prospectus).

o        Convertible  Preferred Stock.  Unlike common stock,  preferred stock typically has a stated dividend rate.
         When  prevailing  interest rates rise, the value of preferred  stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred  stock  generally is subordinate to the rights of the company's debt  securities.  Preferred stock dividends may be cumulative  (they remain a liability of the company until paid) or non-cumulative.

         Some  convertible  preferred  stock with a mandatory  conversion  feature has a set call price to buy the  underlying  common  stock.  If the  underlying  common stock price is less than the call price,  the holder will pay more for the common  stock than its market  price.  The issuer  might also be able to redeem the stock prior to the mandatory  conversion  date,  which could  diminish the potential for capital appreciation on the investment.

o        "Mandatory-Conversion"  Securities.  These  securities  may  combine  features  of both  equity  and  debt securities.  Normally  they have a  mandatory  conversion  feature and an  adjustable  conversion ratio. One type of mandatory conversion security is the "equity-linked"  debt security,  having a principal  amount at maturity that depends on the  performance  of a specified  equity  security, such as the issuer's  common  stock.  Their values can also be affected by interest  rate changes and credit risks of the issuer.  They may be structured in a way that limits their  potential for capital  appreciation  and the entire value of the  security may be at risk of loss  depending on the  performance  of the underlying  equity  security.  Since the market for these  securities is still relatively new, they may be less liquid than other convertible securities.

HIGH-YIELD,  LOWER-GRADE DEBT SECURITIES.  Some of the Underlying Funds may purchase  lower-grade,  high-yield debt securities of U.S. and foreign issuers,  including bonds,  debentures,  notes, preferred stocks, loan participation interests  and  "structured"  notes  described  below,  and  asset-backed  securities,  among  others.  Some of the
Underlying  Funds may invest in securities  rated as low as "C" or "D" or which include  high-yield  bonds commonly called  "junk  bonds," and may be in default at the time the  Underlying  Funds buy them.  While  securities  rated
"Baa" by Moody's or "BBB" by S&P are considered  "investment  grade," they have some  speculative  characteristics.
Some Underlying  Funds may invest in debt securities of issuers in both developed and emerging  markets  throughout the world.

o        Special  Risks of  Lower-Grade  Securities.  While  investment-grade  securities  are  subject to risks of non-payment of interest and principal,  in general,  higher-yielding  lower-grade bonds,  whether rated or unrated,  have greater risks than  investment-grade  securities.  There may be less of a market for them and  therefore  they may be harder to sell at an  acceptable  price.  These risks mean  that  the  Underlying  Funds  might  not  achieve  the  expected  income  from  lower-grade securities,  and that a  Portfolio's  net asset  value per share could be affected by declines in value of these securities.

"STRUCTURED"  NOTES. Some of the Underlying Funds can buy "structured"  notes,  which are  specially-designed  debt investments  with  principal  payments  or  interest  payments  that are linked to the value of an index (such as a currency or securities  index) or commodity.  The terms of the instrument may be "structured" by the purchaser (the
Underlying Fund) and the borrower issuing the note.

The values of these notes will fall or rise in response  to the  changes in the values of the  underlying  security or index.  They are subject to both credit and interest rate risks and  therefore an Underlying  Fund could receive more or less than it  originally  invested  when the notes mature or it might receive less interest than the stated
coupon  payment if the  underlying  investment or index does not perform as  anticipated.  Their values may be very volatile and they may have a limited  trading  market,  making it difficult for an Underlying Fund to value or sell its investment at an acceptable price.

DERIVATIVE  INVESTMENTS.  Some of the Underlying  Funds can invest in a number of different  kinds of  "derivative"
investments.  Options, futures,  interest rate swaps, structured notes, forward contracts,  asset-backed securities and  mortgage-related  securities are some examples of "derivative  investments"  the Underlying  Funds may use. In addition to using  derivatives to hedge risk, the Underlying  Funds can use other  derivative  investments  because they offer the potential for increased  income and principal  value.  Some of the Underlying  Funds may also invest in "Hybrid instruments" that are commodity-linked derivative investments, mainly structured notes.

Commodity-linked  derivative  investments  provide  investors  with  exposure  to the  investment  returns of "real assets" that trade in the commodities  markets without investing directly in physical  commodities.  "Real assets,"
as opposed to stocks or bonds, are assets that have tangible properties,  such as oil, livestock,  and agricultural or metal products.

CYCLICAL  OPPORTUNITIES.  Some of the Underlying  Funds may seek to take advantage of changes in the business cycle by  investing  in  companies  that are  sensitive  to those  changes  if the  Manager  believes  they  have  growth potential.  For example,  when the economy is expanding,  companies in the consumer durables and technology sectors might  benefit  and  present  long-term  growth  opportunities.  These  Underlying  Funds may try to take  tactical advantage of short-term  market movements or events  affecting  particular  issuers or industries.  If those events do not occur, the value of the Underlying Funds' investments could decline.

INDUSTRY AND  REGIONAL  FOCUS.  At times,  some of the  Underlying  Funds might  increase the relative  emphasis of their investments in a particular  industry or group of industries or in a particular  region of the world.  Stocks of issuers in a  particular  industry or region might be affected by changes in economic  conditions  or by changes in government  regulations,  availability of basic resources or supplies, or other events that affect that industry or region more than others.  If an Underlying Fund has a greater  emphasis on investments in a particular  industry or group of industries or region,  its share values may fluctuate in response to events  affecting those industries or that region.

REAL  ESTATE  COMPANIES.  A real  estate  company  is one  that  derives  at  least  50% of its  revenues  from the ownership,  construction,  financing, management or sale of commercial,  industrial, or residential real estate; or
has at least 50% of its assets in such real estate.  Under normal  circumstances,  some of the Underlying Funds may invest in the equity  securities of real estate  companies.  These equity  securities  may consist of common stocks
(including REIT shares),  rights or warrants to purchase common stocks,  securities  convertible into common stocks where the conversion  feature  represents,  in the Manager's view, a significant  element of the securities' value, and preferred stocks.

REAL ESTATE  INVESTMENT TRUSTS  ("REITs").  Some of the Underlying Funds may invest in shares of REITs.  REITs pool investors'  funds for  investment  primarily  in  income-producing  real estate or real estate  related to loans or interests.  A REIT is not taxed on income  distributed to  shareholders  if, among other things,  it distributes to its  shareholders  substantially  all of its taxable  income (other than net capital  gains) for each taxable year.
As a result, REITs tend to pay relatively higher dividends than other types of companies.

Types of REITs.  REITs can  generally be  classified  as Equity  REITs,  Mortgage  REITs and Hybrid  REITs.  Equity
REITs are  companies  that  invest the  majority  of their  assets  directly  in real  property  and derive  income primarily  from the  collection  of rents.  Mortgage  REITs  invest the  majority  of their  assets in real  estate mortgages and derive their income primarily from interest  payments.  Hybrid REITs combine the  characteristics  of both Equity REITs and Mortgage REITs.

TECHNOLOGY  COMPANIES.  Some of the  Underlying  Funds may invest in the stocks of emerging  technology  companies.
These  companies  can  range  from  small,   newly-established   companies  to  large,  established   corporations.
Investments  in  technology  may cause  share  prices to  fluctuate  in response  to events  affecting  that market segment.  Some  Underlying  Funds  may  invest  in  industries  such as (but not  limited  to):  aerospace/defense;
broadcasting;  cable television;  communications  equipment;  computer hardware;  computer  software;  electronics;
health care/supplies and services;  pharmaceuticals/drug development; information technologies;  telecommunication;
and wireless.

SMALL  CAPITALIZATION  STOCK  INVESTMENTS.  Some  of the  Underlying  Funds  may  invest  in  small  capitalization companies,  including  those that have been in operation for a relatively  short period.  Small-cap  companies tend to be companies that are developing new products or services that the Manager  believes have  relatively  favorable prospects,  or  that  are  expanding  into  new and  growing  markets.  These  Underlying  Funds  may  have  market
capitalization   parameters  they  use  to  define  a  small-cap  issuer.  An  Underlying  Fund  may  measure  that capitalization  at the time it buys the  security,  and it may not be required to sell the security if the issuer's capitalization  grows above the market  capitalization  parameter  used by that  Underlying  Fund.  Over time,  the
Underlying  Funds may change the range of asset  capitalizations  they use to define small-cap  issuers,  as market conditions change.

Emerging  growth  companies  may offer new  products  or services  that might  enable them to capture a dominant or important  market  position.  They may have a special  area of  expertise or the  capability  to take  advantage of changes in demographic factors in a more profitable way than larger, more established companies.

While  smaller  capitalization  companies may have  potential  for rapid  growth,  they often are subject to higher risks because they lack the managerial  experience,  financial resources,  product  diversification and competitive strengths of larger,  more  established  companies.  In addition,  in many  instances,  the  securities  of smaller companies  are traded  over-the-counter  or on a regional  securities  exchange,  where the frequency and volume of trading is  substantially  less than is typical for securities of larger  companies  traded on national  securities exchanges.  Therefore,  the securities of smaller  companies may be subject to wider price  fluctuations and may be less liquid.  If an Underlying Fund were to try to sell large positions in small-cap  stocks, it might have to sell them at  discounts  from quoted  prices or might have to make a series of small  sales over an  extended  period of time that might result in less favorable prices than in a block sale.

MID-CAP STOCK  INVESTMENTS.  Mid-cap  companies are those that have completed their initial  start-up cycle, and in many cases have  established  markets and  developed  seasoned  management  teams.  The  Underlying  Funds may have market  capitalization  parameters they use to define a mid-cap  issuer.  These  Underlying  Funds may measure that capitalization  at the  time  they buy the  security,  and they may not be  required  to sell the  security  if the issuer's  capitalization  grows above a certain market  capitalization  parameter.  Over time, the Underlying Funds may change the range of asset capitalizations they use to define mid-cap issuers, as market conditions change.

The portfolio  manager(s) searches for stocks of mid-cap companies that have the financial stability  approximating that of  larger  companies  and the  high  growth  potential  associated  with  smaller  companies.  The  portfolio manager(s)  will not  normally  invest  in stocks of  companies  in  "turnaround"  situations  until the  company's operating characteristics have improved.

In  general,  growth  companies  tend to  retain a large  part of  their  earnings  for  research,  development  or investment  in capital  assets.  Therefore,  they do not tend to emphasize  paying  dividends,  and may not pay any dividends  for some time.  They are generally  selected for the  Underlying  Fund because the Manager  believes the price of the stock will increase over the long term.

The Underlying Funds may measure the market  capitalization  of an issuer at the time of investment to determine if it fits within the  Underlying  Fund's  mid-cap  definition.  Because the relative  sizes of companies  change over time as the stock market changes,  an Underlying  Fund's  definition of what is a "mid-cap" company may change over time as well. Also, as individual  companies grow, they may no longer fit within the Underlying  Fund's  definition of a "mid-cap"  issuer after an Underlying  Fund buys their stock.  While the Underlying  Funds may not be required to sell stocks of companies whose market  capitalizations grow beyond the Underlying Funds' mid-cap definition,  an
Underlying  Fund's  portfolio  manager might sell some of those holdings to try to lower the median  capitalization of its portfolio  (measured on a dollar  weighted  basis).  This could cause the Underlying Fund to realize capital gains on its investments,  which could increase  taxable  distributions  to  shareholders.  Of course,  there is no assurance that mid-cap stocks will grow in value.

LARGE-CAP STOCK INVESTMENTS.  The Underlying Funds may have market  capitalization  parameters they use to define a large-cap  issuer.  The Underlying  Funds may measure that  capitalization  at the time they buy the security,  and they may not be  required  to sell the  security  if the  issuer's  capitalization  grows  above a  certain  market capitalization  parameter.  Over time, the Underlying Funds may change the range of asset  capitalizations they use to define large-cap issuers, as market conditions change.

The stock prices of large-cap  issuers tend to be less volatile than the prices of mid-cap and small-cap  companies in the short term,  but these  companies  may not afford the same  growth  opportunities  as mid-cap and  small-cap companies.

INVESTING IN INITIAL  PUBLIC  OFFERINGS  (IPOs).  Some of the  Underlying  Funds may purchase  shares in IPOs.  The
Manager  generally  allocates  IPO  purchases  among the  various  funds that it  advises,  for which that IPO is a suitable  investment  and one that the  Underlying  Funds want to acquire.  Due to the  potentially  small relative amount of an IPO allocation  available to an Underlying  Fund, the Underlying Fund might not be able to purchase as many shares of an IPO as it  requests.  Because of the  volatility  of IPO shares,  an  Underlying  Fund might hold these shares for only a very short time.  This could  increase the turnover of an Underlying  Fund and increase its expenses.

GROWTH STOCK  INVESTMENTS.  Some of the Underlying  Funds may invest in common stocks of companies that the Manager believes have growth  potential.  Growth  companies can be new or established  companies that may be developing new products  or  services  that have  relatively  favorable  prospects,  or that are  expanding  into new and  growing markets.  Current  examples  include  companies  in  the  fields  of  telecommunications,  biotechnology,  computer software, and new consumer products.

Growth  companies tend to retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying  dividends,  and may not pay any dividends for some time.
They may be selected for an  Underlying  Fund because the Manager  believes the price of their stock will  increase over the long term. However,  growth stocks may be more volatile than other stock investments.  They may lose favor with investors if the issuer's  business plans do not produce the expected  results,  or if growth  investing falls out of favor with  investors.  Growth  stocks may be subject to more  volatility  because of  investor  speculation about the issuer's prospects.

FOREIGN  SECURITIES.  The foreign  securities some of the Underlying  Funds may buy include stocks and other equity securities  of  companies  organized  under the laws of a foreign  country  or  companies  that have a  substantial portion of their  operations or assets  abroad,  or derive a  substantial  portion of their revenue or profits from businesses,  investments  or sales outside the U.S.  Foreign  securities  include  securities  traded  primarily on foreign securities exchanges or in foreign  over-the-counter  markets. The Underlying Funds may consider securities of foreign issuers that are represented in the U.S.  securities  markets by American  Depository  Receipts ("ADRs")
or similar depository arrangements to be "foreign securities" for purposes of their investment allocations.

Some Underlying  Funds may buy a variety of debt securities  issued by foreign  governments and companies,  as well as  "supra-national"  entities,  such as the World Bank.  They may include bonds,  debentures and notes,  including derivative  investments.  These  Underlying Funds may buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

INVESTING  IN  SMALL,  UNSEASONED  COMPANIES.  Some  of the  Underlying  Funds  may  invest  in  small,  unseasoned companies.  These are companies that have been in operation less than three years,  including the operations of any predecessors. These securities might have limited liquidity and their prices can be very volatile.

OTHER INVESTMENT  STRATEGIES.  To seek the objectives of each of the Portfolios,  the Underlying Funds may also use the investment  techniques  and strategies  described  below.  The Manager might not always use all of them.  These investments  and  techniques  have risks,  although some are designed to help reduce  overall  investment or market risks.

Investing in Special  Situations.  At times an Underlying Fund might use aggressive  investment  techniques.  These might include  seeking to benefit from what the portfolio  manager  perceives to be "special  situations,"
         such as  mergers,  reorganizations  or other  unusual  events  expected  to  affect a  particular  issuer.
         However,  there is a risk in  investing  in special  situations  that the change or event might not occur, which  could  have a  negative  impact on the price of the  issuer's  securities.  The  Underlying  Fund's investment might not produce the expected gains or could incur a loss.

Hedging.  Some of the  Underlying  Funds  can buy and sell  derivatives  such as  futures  contracts,  put and call options,  and forward  contracts for "hedging"  purposes.  The Underlying  Funds  generally have limits on the use of hedging instruments and are not required to use them in seeking their objectives.

         Some of these hedging  strategies may hedge the Underlying  Fund's portfolio  against price  fluctuations.
         Other hedging  strategies,  such as buying  futures and call options,  may tend to increase the Underlying
         Fund's exposure to the securities market.

         There are also special risks in particular  hedging  strategies.  Options trading  involves the payment of premiums and can  increase  portfolio  turnover.  If the Manager  used a hedging  instrument  at the wrong time, or judged market conditions incorrectly, the strategy could reduce the Underlying Fund's return.

Temporary  Defensive  and Interim  Investments.  In times of adverse or  unstable  market,  economic  or  political conditions,  each of the  Underlying  Funds and each of the  Portfolios  can  invest up to 100% of their  assets in temporary  investments  that are  inconsistent  with the  Underlying  Fund's or  Portfolio's  principal  investment strategies.  Generally,  they would be money  market  instruments,  short-term  debt  securities,  U.S.  government securities,  cash  equivalents  such as  highly-rated  commercial  paper, or repurchase  agreements.  They can also include other  investment  grade debt  securities.  The  Underlying  Funds and the  Portfolios  may also hold these types of securities  pending the  investment of proceeds  from the sale of Underlying  Fund or Portfolio  shares or portfolio  securities or to meet anticipated  redemptions of Underlying Fund or Portfolio  shares. To the extent an
Underlying Fund or Portfolio invests defensively in these securities, it may not achieve its investment objective.

PORTFOLIO  HOLDINGS.  The Portfolios'  holdings are included in semi-annual and annual reports that are distributed to  shareholders  of each  Portfolio  within 60 days after the close of the  period for which such  report is being made. Each Portfolio also makes  disclosures of the portfolio  securities  holdings in the Statement of Investments under Form N-Q,  filed with the SEC no later than 60 days after the close of the first and third  fiscal  quarters.
These  additional  quarterly  filings are publicly  available  at the SEC.  Therefore,  portfolio  holdings of each
Portfolio are made publicly available no later than 60 days after the close of the Portfolio's fiscal quarter.

A description of the Fund's policies and procedures with respect to the disclosure of each  Portfolio's  securities is available in the Fund's Statement of Additional Information.

How the Portfolios are Managed

THE MANAGER.  The Manager chooses each  Portfolio's  investments and handles its day-to-day  business.  The Manager carries out its duties,  subject to the policies  established  by the Fund's Board of  Trustees,  under  investment advisory agreements that state the Manager's  responsibilities  with respect to each Portfolio.  The agreements set the fees each  Portfolio  pays to the Manager and describe the expenses that each  Portfolio is  responsible to pay to conduct its business.

         The Manager has been an  investment  advisor  since January  1960.  The Manager and its  subsidiaries  and controlled  affiliates  managed  more than  $170  billion  in  assets as of  December  31,  2004,  including  other
Oppenheimer  funds, with more than 7 million  shareholder  accounts.  The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Portfolio  Managers.  The  Portfolios are managed by a team of investment  professionals  including Rudi W. Schadt,
Jerry Webman,  William Wilby,  Kurt Wolfgruber and Caleb Wong (for Active  Allocation  Fund only),  all of whom are
Vice  Presidents  of the  Fund.  Messrs. Schadt,  Webman,  Wilby,  Wolfgruber  and Wong have  been  members  of the portfolio management team and the Manager's Asset Allocation Committee since the Fund's inception.

         Mr. Schadt is a Vice President, Director of Research in Product Design and Risk Management of the
Manager and an officer of three portfolios in the OppenheimerFunds complex.  Prior to joining the Manager in
February 2002 he was a Director and Senior Quantitative Analyst from 2000 through 2001 at UBS Asset Management prior to which he was an Associate Director and Senior Researcher and Portfolio Manager from June 1997 at State
Street Global Advisors.

         Mr. Webman has been a Senior Vice President of the Manager since February 1996 and a Senior Investment
Officer and Director of the Manager's Fixed Income Investments since 1997 and Senior Vice President of
HarbourView Asset Management Corporation since May 1999.  Mr. Webman is an officer of four other portfolios in the OppenheimerFunds complex.

         Mr. Wilby has been a portfolio manager of the Oppenheimer Portfolio Series Fund since inception. He has been a Senior Vice President of Oppenheimer since July 1994 and Senior Investment Officer, Director of Equities
of the Manager since July 2004.  Mr. Wilby was Senior Investment Officer, Director of International Equities of
the Manager from May 2000 through July 2004 and Senior Vice President of HarbourView Asset Management Corporation
from May 1999 through November 2001. He is also a portfolio manager and officer of 17 other portfolios in the
Oppenheimer fund complex.

         Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003 and Chief Investment
Officer and Director of the Manager since July 2003 of the Manager.  He has been Director of HarbourView Asset
Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital
Management, Inc. since October 2001.  He is also an officer of four other portfolios in the OppenheimerFunds complex.

         Mr. Wong has been a Vice President of the Manager since June 1999 and has worked in fixed-income quantitative research and risk management for the Manager since July 1996.  He is an officer of one other portfolio in the OppenheimerFunds complex.  He was Assistant Vice President of the Manager from January 1997 through June 1999.

         The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

         Information  on the  portfolio  managers of the  Underlying  Funds is available in the  Portfolio  Manager section of the respective Prospectus of each Underlying Fund.

Advisory  Fees.  Under the  Investment  Advisory  Agreements,  the Manager  will not charge a  management  fee, but rather the Manager will collect  indirect  management fees from  investments in the Underlying  Funds. The estimated  weighted indirect  management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio are as follows:

         Conservative Investor Fund:                 0.62%
         Moderate Investor Fund:            0.61%
         Aggressive Investor Fund:          0.62%
         Active Allocation Fund:            0.61%

         In addition,  the Manager will collect an asset  allocation fee of 0.10% of average annual net assets from
         Active Allocation Fund.

         The Manager has  voluntarily  agreed to a total expense  limitation  on the  aggregate  amount of combined direct (fund-of-funds level) and indirect expenses, as follows:

                                    Class A          Class B           Class C          Class N           Class Y
         Conservative               1.25             2.00              2.00             1.50              1.00
         Moderate                   1.30             2.05              2.05             1.55              1.05
         Aggressive                 1.45             2.20              2.20             1.70              1.20
         Active Allocation          1.45             2.20              2.20             1.70              1.20

         The limitation will be applied after giving effect to any 12b-1  reimbursements  from investing in Class A shares where Class Y shares are not available for Underlying Funds.

Pending  Litigation.  A  consolidated  amended  complaint has been filed as putative  derivative  and class actions
         against  the  Manager,   Distributor  and  Transfer  Agent,  as  well  as  51  of  the  Oppenheimer  funds
         (collectively  the "funds")  excluding the Portfolios,  31 present and former  Directors or Trustees and 9 present and former  officers of certain of the Funds.  This  complaint,  filed in the U.S.  District Court for the  Southern  District of New York on January 10,  2005,  and amended on March 4, 2005,  consolidates into a single  action and amends six  individual  previously-filed  putative  derivative  and class action complaints.  Like those prior  complaints,  the complaint  alleges that the Manager charged excessive fees for  distribution and other costs,  improperly used assets of the funds in the form of directed  brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds,  and failed to properly  disclose the use of fund  assets  to make  those  payments  in  violation  of the  Investment  Company  Act and the
         Investment  Advisers Act of 1940. Also, like those prior  complaints,  the complaint  further alleges that by permitting  and/or  participating in those actions,  the  Directors/Trustees  and the Officers breached their  fiduciary  duties to Fund  shareholders  under the  Investment  Company Act and at common law.  The complaint  seeks  unspecified  compensatory  and punitive  damages,  rescission  of the funds'  investment advisory  agreements,  an accounting  of all fees paid,  and an award of  attorneys'  fees and  litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,  OppenheimerFunds  Distributor,  Inc.,
may appoint servicing agents to accept purchase (and redemption)  orders. The Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares  through any dealer,  broker or financial  institution  that has a sales  agreement  with the  Distributor.  Your dealer will place your order with the  Distributor on your behalf.  A broker or dealer may charge for that service.

Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  new account application and return it with a check payable to "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217.
         If you don't  list a dealer on the  application,  the  Distributor  will act as your  agent in buying  the shares.  However,  we recommend that you discuss your investment with a financial  advisor before you make a purchase to be sure that a Portfolio is appropriate for you.

o        Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum  investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at
         1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,  you pay for shares by electronic funds  transfers  from your bank  account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)  system.  You can  provide  those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone  instructions using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink,"  below for more details.

o        Buying Shares  Through Asset Builder  Plans.  You may purchase  shares of a Portfolio  automatically  each month  from  your  account  at a bank or other  financial  institution  under an Asset  Builder  Plan with
         AccountLink. Details are in the Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Portfolio  shares with a minimum  initial investment  of  $1,000  and make  additional  investments  at any time with as  little  as $50.  There are  reduced minimums available under the following special investment plans:

o        If you establish one of the many types of retirement  plan  accounts that  OppenheimerFunds  offers,  more fully  described  below under  "Special  Investor  Services," you can start your account with as little as
         $500.
o        By using an Asset  Builder Plan or Automatic  Exchange  Plan  (details are in the  Statement of Additional
         Information),  or  government  allotment  plan,  you can make  subsequent  investments  (after  making the initial  investment of $500) for as little as $50. For any type of account  established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o        The minimum  investment  requirement  does not apply to  reinvesting  dividends  from a Portfolio or other
         Oppenheimer  funds (a list of them appears in the  Statement  of  Additional  Information,  or you can ask
         your dealer or call the Transfer Agent),  or reinvesting  distributions  from unit investment  trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price  which is the net asset  value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value.  Each  Portfolio  calculates  the net asset value of each class of shares based upon the net asset value  of the  applicable  Underlying  Funds'  as of the  close  of  The  New  York  Stock  Exchange  (the
         "Exchange"),  on each day the Exchange is open for trading  (referred to in this  Prospectus as a "regular business day").  The Exchange  normally  closes at 4:00 P.M.,  Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

         For each  Underlying  Fund,  the net asset  value per share for a class of shares on a  "regular  business day" is determined by dividing the value of the Underlying  Fund's net assets  attributable  to that class by the  number of shares of that  class  outstanding  on that day.  To  determine  net asset  values,  the
         Underlying  Fund  assets  are  valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect  fair value for a security  (in the
         Manager's  judgment) or if a security's  value has been materially  affected by events occurring after the close of the exchange or market on which the security is principally  traded,  that security may be valued by another method that the Underlying  Fund's Board of  Trustees/Directors  believes  accurately  reflects the fair value.  Because  some  foreign  securities  trade in markets  and on  exchanges  that  operate on weekends and U.S.  holidays,  the values of some of the Underlying  Fund's foreign  investments may change on days when investors cannot buy or redeem Underlying Fund shares.

         The Boards of  Trustees/Directors  have adopted  valuation  procedures for the  Underlying  Funds and have delegated  the  day-to-day  responsibility  for  fair  value  determinations  to the  Manager's  Valuation
         Committee.  Fair value  determinations by the Manager are subject to review,  approval and ratification by the  applicable  Board at its  next  scheduled  meeting  after  the fair  valuations  are  determined.  In determining  whether current market prices are readily  available and reliable,  the Manager  monitors the information  it  receives  in the  ordinary  course  of its  investment  management  responsibilities  for significant  events  that it believes in good faith will  affect the market  prices of the  securities  of issuers held by the Underlying  Fund.  Those may include events  affecting  specific issuers (for example, a halt in  trading  of the  securities  of an issuer on an  exchange  during  the  trading  day) or events affecting  securities  markets (for example, a foreign securities market closes early because of a natural disaster).

         If, after the close of the principal  market on which a security held by an Underlying  Fund is traded and before  the time as of  which  the  Underlying  Fund's  net  asset  values  are  calculated  that  day,  a significant  event occurs that the Manager  learns of and  believes in the  exercise of its judgment  will cause a material  change in the value of that  security  from the  closing  price of the  security  on the principal  market on which it is traded,  the Manager will use its best judgment to determine a fair value for that security.

        The Manager  believes  that foreign  securities  values may be affected by  volatility  that occurs in U.S.
         markets on a trading day after the close of foreign  securities  markets.  The  Manager's  fair  valuation procedures  therefore include a procedure  whereby foreign  securities prices may be "fair valued" to take those factors into account.

The  Offering  Price.  To receive the offering  price for a  particular  day,  the  Distributor  or your  financial intermediary  must receive your order by the time the Exchange closes.  If your order is received on a day when the Exchange is closed or after it has closed on a regular  business  day, the order will receive the offering price that is determined on the next regular business day.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the  Distributor's  close of business on a regular  business day  (normally  5:00 P.M.) to receive that day's  offering  price,  unless your dealer has made  alternative  arrangements  with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DO THE PORTFOLIOS  OFFER? The Portfolios  offer investors five different  classes of shares.
The different  classes of shares  represent  investments in the same  portfolio of securities,  but the classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on  investments  up to $1 million for regular  accounts or lesser amounts for certain  retirement  plans).  The amount of that sales charge will vary  depending  on the amount you invest.  The sales  charge rates are listed in "How Can You Buy Class A
         Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell  your  shares  within 6 years of  buying  them,  you will normally pay a contingent  deferred sales charge.  That contingent  deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares  within 12 months of buying  them,  you will normally  pay a  contingent  deferred  sales  charge  of 1.0%,  as  described  in "How Can You Buy Class C
         Shares?" below.
Class N Shares.  If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within  18  months of the  retirement  plan's  first  purchase  of Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares.  Class Y shares are offered only to certain  institutional  investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide which  Portfolio is an  appropriate  investment  for you, the  decision  as to which  class of shares is best  suited to your needs  depends on a number of factors  that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold  your  investment.  If your  goals  and  objectives  change  over  time  and you plan to  purchase additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares. A
Portfolio's  operating  costs  that  apply to a class of  shares  and the  effect of the  different  types of sales charges on your investment will vary your investment results over time.

         The  discussion  below  is  not  intended  to be  investment  advice  or a  recommendation,  because  each investor's  financial  considerations  are different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of  different  classes.  Of course,  these  examples are based on approximations  of the effects of current sales charges and expenses  projected over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be predicted with certainty, knowing how long you expect to hold your  investment  will assist you in selecting the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger purchases of Class A shares may, over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase  Class N shares,  Class N shares will generally be more  advantageous  than
         Class B and Class C shares.

     o   Investing for the Shorter  Term.  While the  Portfolios  are meant to be a long-term  investments,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six years),  you should most likely invest in Class A or Class C shares  rather than Class B shares.  That is because of the effect of the Class B contingent  deferred  sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment  return for that class in the short-term.  Class C shares might be the appropriate  choice  (especially for investments of less than
         $100,000),  because there is no initial sales charge on Class C shares, and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

         However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon increases  toward  six  years,  Class C shares  might not be as  advantageous  as Class A shares.  That is because the annual  asset-based  sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced  front-end  sales charge  available for larger  purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice,  no matter how long you  intend to hold your  shares.  For that  reason,  the  Distributor  normally  will not accept  purchase  orders of  $100,000  or more of Class B shares or $1  million  or more of Class C shares from a single investor.  Dealers or other financial  intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences in Account  Features That Matter to You? Some account features may not be available to Class
         B, Class C and Class N  shareholders.  Other  features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class B, Class C and Class N  shareholders.  Therefore,  you should carefully  review how you plan to use your  investment  account  before  deciding which class of shares to buy.

         Additionally,  the dividends  payable to Class B, Class C and Class N shareholders  will be reduced by the additional  expenses  borne by those classes that are not borne by Class A or Class Y shares,  such as the
         Class B, Class C and Class N asset-based  sales charge  described below and in the Statement of Additional
         Information.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is important  to remember  that Class B,
         Class C and Class N  contingent  deferred  sales  charges  and  asset-based  sales  charges  have the same purpose as the  front-end  sales charge on sales of Class A shares:  to  compensate  the  Distributor  for concessions  and  expenses  it  pays to  dealers  and  financial  institutions  for  selling  shares.  The
         Distributor  may pay  additional  compensation  from its own resources to securities  dealers or financial institutions  based  upon  the  value  of  shares  of each  Portfolio  held  by the  dealer  or  financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be available, as described below or in the Statement of Additional  Information.  Out of the amount you invest, the Portfolio receives the net asset value to invest for your account.

         The sales charge  varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Concession As
                                       Percentage of            Percentage of Net         Percentage of
  Amount of Purchase                   Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                    5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000   or  more  but  less  than  5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000   or  more  but  less  than  4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000  or  more  but  less  than  3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000  or  more  but  less  than  2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000  or more but less  than $1  2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

   Due to rounding,  the actual sales chare for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of each Portfolio by certain groups,  or under specified  retirement plan arrangements or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce  Class A Sales  Charges?  You and your  spouse may be  eligible to buy Class A shares of a Portfolio at reduced  sales charge rates set forth in the table above under each  Portfolio's  "Right of  Accumulation"  or a
"Letter of Intent." Each Portfolio reserves the right to modify or to cease offering these programs at any time.
o        Right of  Accumulation.  To qualify  for the  reduced  Class A sales  charge  that would apply to a larger purchase  than you are currently  making (as shown in the table above),  you can add the value of any
              Class A,  Class B or Class C shares  of a  Portfolio  or  other  Oppenheimer  funds  that you or your spouse  currently  own, or are  currently  purchasing,  to the value of your Class A share  purchase.
              Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this  purpose.  In totaling your  holdings,  you may count shares held in your  individual  accounts  (including  IRAs and 403(b)  plans),  your joint accounts  with your spouse,  or accounts you or your spouse hold as trustees or  custodians on behalf of your children who are minors.  A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including  employee benefit plans for the same employer) that has multiple accounts.  To  qualify  for this Right of  Accumulation,  if you are buying  shares  directly  from a
              Portfolio  you must inform the Fund's  Distributor  of your  eligibility  and holdings at the time of your  purchase.  If you are buying shares through your  financial  intermediary  you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

                      To count  shares of  eligible  Oppenheimer  funds held in  accounts  at other  intermediaries under this Right of  Accumulation,  you may be requested to provide the  Distributor  or your current intermediary  (depending  on the way you are buying  your  shares) a copy of each  account  statement showing  your  current  holdings  of a  Portfolio  or other  eligible  Oppenheimer  funds,  including statements  for  accounts  held by you and your spouse or in  retirement  plans or trust or custodial accounts for minor children as described  above.  The Distributor or  intermediary  through which you are buying shares will combine the value of all your  eligible  Oppenheimer  fund  accounts  based on the current  offering  price per share to  determine  what Class A sales charge  breakpoints  you may qualify for on your current purchase.

o        Letters of Intent.  You may also  qualify  for reduced  Class A sales  charges by  submitting  a Letter of
              Intent to the  Distributor.  A Letter of Intent is a written  statement of your intention to purchase a specified  value of Class A, Class B or Class C shares of a Portfolio  or other  Oppenheimer  funds over a 13-month period.  The total amount of your intended  purchases of Class A, Class B and Class C shares will  determine the reduced sales charge rate that will apply to your Class A share  purchases of the Portfolio  during that period.  You can choose to include  purchases made up to 90 days before the  date  that you  submit a  Letter.  Your  Class A shares  of  Oppenheimer  Money  Market  Fund or
              Oppenheimer  Cash  Reserves  on which you have not paid a sales  charge  will not be counted for this purpose.  Submitting a Letter of Intent does not obligate  you to purchase  the  specified  amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

                  If you do not  complete  the  Letter of  Intent,  the  front-end  sales  charge  you paid on your purchases  will be  recalculated  to reflect  the actual  value of shares  you  purchased.  A certain portion of your shares will be held in escrow by the Fund's  Transfer Agent for this purpose.  Please refer  to "How to Buy  Shares -  Letters  of  Intent"  in the  Portfolios'  Statement  of  Additional
              Information for more complete information.

Other Special Sales Charge  Arrangements  and Waivers.  The Fund and the Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described  below.  The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o        Dividend  Reinvestment.  Dividends  and/or capital gains  distributions  received by a shareholder  from a
              Portfolio  may be  reinvested  in shares of such  Portfolio  or any of the  other  Oppenheimer  funds without  sales  charge,  at the net asset  value per share in effect on the  payable  date.  You must notify the  Transfer  Agent in writing to elect this option and must have an existing  account in the fund selected for reinvestment.
o        Exchanges  of Shares.  Shares of a Portfolio  may be  exchanged  for shares of certain  other  Oppenheimer funds at net asset value per share at the time of exchange,  without  sales  charge,  and shares of a
              Portfolio  can be  purchased  by exchange of shares of certain  other  Oppenheimer  funds on the same basis.  Please  refer  to  "How to  Exchange  Shares"  in this  Prospectus  and in the  Statement  of
              Additional  Information  for more  details,  including a discussion of  circumstances  in which sales charges may apply on exchanges.

o        Reinvestment  Privilege.  Within six months of a  redemption  of certain  Class A and Class B shares,  the proceeds may be reinvested in Class A shares of a Portfolio or other  Oppenheimer  fund without sales charge.  This  privilege  applies to  redemptions  of Class A shares that were  subject to an initial sales  charge or Class A or Class B shares that were subject to a  contingent  deferred  sales charge when  redeemed.  The  investor  must  ask the  Transfer  Agent  for  that  privilege  at the  time of reinvestment and must identify the account from which the redemption was made.
o        Other Special  Reductions and Waivers.  The Fund and the  Distributor  offer  additional  arrangements  to reduce or  eliminate  front-end  sales  charges or to waive  contingent  deferred  sales  charges for certain types of transactions and for certain classes of investors  (primarily  retirement plans that purchase shares in special programs through the  Distributor).  These are described in greater detail in  Appendix  C to the  Statement  of  Additional  Information,  which  may  be  ordered  by  calling
              1.800.225.5677  or through the  OppenheimerFunds  website,  at  www.oppenheimerfunds.com  (follow the
              hyperlinks:   "Access  Accounts  and  Services"  -  "Forms  &  Literature"  -  "Order  Literature"  -
              "Statements  of Additional  Information").  A  description  of these waivers and special sales charge arrangements  is also available for viewing on the  OppenheimerFunds  website (follow the hyperlinks:
              "Research Funds" - "Fund Documents" - "View a description...").  To receive a waiver or special sales charge rate under these  programs,  the purchaser  must notify the  Distributor  (or other  financial intermediary  through  which  shares  are being  purchased)  at the time of  purchase,  or notify the
              Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent  deferred sales charges.

o        Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of a  Portfolio  by (1)  retirement  plans that have $10 million or more in plan assets and that have entered into a special  agreement with the Distributor  and by (2) retirement  plans that are part of a  retirement  plan  product  or  platform  offered  by banks,  broker-dealers,  financial  advisors, insurance  companies  or  record-keepers  that  have  entered  into  a  special  agreement  with  the
              Distributor  for this purpose.  The  Distributor  currently pays dealers of record  concessions in an amount  equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans from its own resources at the time of sale, subject to certain  exceptions  described in "Retirement Plans" in the Statement of Additional  Information.  No  contingent  deferred  sales charge is charged upon the redemption of such shares.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more, or on purchases of Class A shares by certain  retirement plans that satisfied certain  requirements  prior to March 1, 2001  ("grandfathered retirement  accounts").  However,  those  Class A shares may be subject to a Class A  contingent  deferred sales charge,  as described  below.  Retirement  plans holding shares of  Oppenheimer  funds in an omnibus account(s)  for the benefit of plan  participants  in the name of a fiduciary  or  financial  intermediary
         (other than  OppenheimerFunds-sponsored  Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor  pays dealers of record  concessions in an amount equal to 1.0% of purchases of $1 million or  more  other  than  purchases  by  grandfathered  retirement  accounts.  For  grandfathered  retirement accounts,  the  concession  is 0.75% of the first $2.5  million of  purchases  plus 0.25% of  purchases in excess  of $2.5  million.  In either  case,  the  concession  will not be paid on  purchases  of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month  "holding  period" measured from the beginning of the calendar  month of their  purchase,  a contingent  deferred  sales charge  (called the "Class A contingent deferred sales charge") may be deducted from the redemption  proceeds.  That sales charge will be equal to
         1.0% of the lesser of:
o        the  aggregate  net  asset  value of the  redeemed  shares  at the time of  redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent  deferred sales charge will not exceed the aggregate  amount of the concessions the
         Distributor  paid to your  dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their  purchase,  a contingent  deferred  sales charge will be deducted from the redemption  proceeds.  The Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to a Portfolio in connection with the sale of Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since  Beginning  of Month in Which  Purchase  Order  Contingent  Deferred  Sales  Charge on  Redemptions  in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the table, a "year" is a 12-month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase them. This conversion  feature relieves Class B shareholders of the asset-based  sales charge that applies to Class B shares under the Class B  Distribution  and Service  Plan,  described  below.  The conversion  is based on the  relative  net  asset  value of the two  classes,  and no sales  load or other charge is  imposed.  When any Class B shares  that you hold  convert,  any other  Class B shares that were acquired by reinvesting  dividends and  distributions on the converted shares will also convert to Class A shares.  For  further  information  on the  conversion  feature  and its tax  implications,  see  "Class B
         Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to a Portfolio in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares  are  offered  for sale to  retirement  plans  (including  IRAs and
403(b)  plans)  that  purchase  $500,000  or more of Class N shares  of one or more  Oppenheimer  funds or to group retirement  plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more eligible  participants.  See "Availability of Class N shares" in the Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge.  A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group  retirement plan is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first purchase of Class N shares of any Oppenheimer fund, or
o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement  plans  that  offer  Class N shares  may  impose  charges  on plan  participant  accounts.  The procedures for buying,  selling,  exchanging and transferring a Portfolio's other classes of shares (other than the time those  orders must be received by the  Distributor  or Transfer  Agent in  Colorado)  and the special  account features  applicable to purchasers of those other classes of shares  described  elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan.  Instructions for buying,  selling,  exchanging or transferring  Class N shares  offered  through a group  retirement  plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales charge  directly to  institutional  investors that have special  agreements with the Distributor for this purpose.  They may include insurance companies,  registered investment companies,  employee benefit plans and Section 529 plans, among others.
Individual investors cannot buy Class Y shares directly.

         Institutional  investors that buy Class Y shares for its  customers'  accounts may impose charges on those accounts.  The procedures for buying,  selling,  exchanging and transferring a Portfolio's  other classes of shares
(other than the time those orders must be received by the  Distributor or Transfer Agent at their Colorado  office)
and the special  account  features  available  to investors  buying  those other  classes of shares do not apply to
Class Y shares.  Instructions for buying,  selling,  exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  Each  Portfolio has adopted a Service Plan for Class A shares.  It reimburses the
         Distributor  for a portion of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an annual  rate of up to 0.25% of the  average  annual  net assets  of Class A  shares  of a  Portfolio.  The  Distributor  currently  uses  all of those  fees to pay dealers,  brokers,  banks and other financial  institutions  quarterly for providing  personal service and maintenance  of  accounts  of their  customers  that hold Class A shares.  With  respect to Class A shares subject to a Class A contingent  deferred sales charge  purchased by  grandfathered  retirement  accounts, the  Distributor  pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer.  The Distributor  retains the first year's service fee paid by a Portfolio.  After the shares have been held by  grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and Service Plans for Class B, Class C and Class N Shares.  Each  Portfolio has adopted  Distribution and Service  Plans for Class B, Class C and Class N shares to pay the  Distributor  for its  services  and costs in distributing  Class B, Class C and Class N shares and servicing  accounts.  Under the plans, each
         Portfolio pays the Distributor an annual  asset-based  sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The  Distributor  also  receives  a service  fee of 0.25% per year under the
         Class B, Class C and Class N plans.

         The  asset-based  sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
         Class N expenses  by 0.50% of the net  assets per year of the  respective  class.  Because  these fees are paid out of a  Portfolio's  assets on an on-going  basis,  over time these fees will  increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate  dealers for providing  personal services for accounts that hold Class B, Class C or Class N shares.  The  Distributor  normally  pays the 0.25%  service fees to dealers in advance  for the first year  after the  shares are sold by the  dealer.  After the shares  have been held for a year,  the  Distributor  pays the  service  fees to  dealers  on a  quarterly  basis.  The
         Distributor retains the service fees for accounts for which it renders the required personal services.

         The  Distributor  currently  pays a sales  concession of 3.75% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor to the dealer at the time of sale of Class B shares is therefore  4.00% of the purchase  price.  The  Distributor  normally  retains the Class B asset-based  sales  charge.  See the
         Statement of Additional Information for exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is therefore  1.0% of the purchase price.  The Distributor  pays the  asset-based  sales charge as an ongoing  concession to the dealer on Class C shares that have been  outstanding for a year or more. The Distributor  normally retains the  asset-based  sales  charge on Class C shares  during  the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  1.0% of the purchase price. The Distributor  normally retains the asset-based sales charge on Class N shares.  See the Statement of Additional Information for exceptions.

         Under certain  circumstances,  the  Distributor  will pay the full Class B, Class C or Class N asset-based sale charge and the service fee to the dealer  beginning  in the first year after  purchase of such shares in lieu of paying the dealer the sales  concession  and the advance of the first year's service fee at the time of a  purchase,  if there is a special  agreement  between the dealer and the  Distributor.  In those circumstances, the contingent deferred sales charge will not be paid to the dealer.

         For Class C shares of the  Underlying  Funds  purchased  through  the  OppenheimerFunds  Recordkeeper  Pro program,  the  Distributor  will pay the Class C  asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales  concession  at the time of  purchase.  The  Distributor  will use the service fee it receives  from a Portfolio on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

         In addition,  the Manager and the Distributor may make substantial  payments to dealers or other financial intermediaries and service providers for distribution  and/or  shareholder  servicing  activities,  out of their own  resources,  including  the profits from the asset  allocation  fees the Manager  receives  from
         Active  Allocation  Fund and the advisory fees the Manager  receives from the  Underlying  Funds.  Some of these  distribution-related  payments may be made to dealers or financial  intermediaries  for  marketing, promotional  or related  expenses;  these  payments  are often  referred to as "revenue  sharing." In some circumstances,  those types of payments may create an incentive for a dealer or financial  intermediary or its  representatives  to  recommend  or offer  shares of a  Portfolio  or other  Oppenheimer  funds to its customers.  You should ask your dealer or financial  intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink  feature to link your Portfolio account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer  Agent send  redemption  proceeds or transmit  dividends and  distributions  directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been  established.  To purchase shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink
privileges  by  sending  signature-guaranteed   instructions  and  proper  documentation  to  the  Transfer  Agent.
AccountLink  privileges  will apply to each  shareholder  listed in the  registration on your account as well as to your  dealer  representative  of  record  unless  and  until  the  Transfer  Agent  receives  written  instructions terminating or changing those  privileges.  After you establish  AccountLink  for your account,  any change of bank account  information  must be  made by  signature-guaranteed  instructions  to the  Transfer  Agent  signed  by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Portfolio  accounts after you obtain a Personal  Identification  Number (PIN),  by calling the
PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.225.5677.  You must have  established  AccountLink  privileges  to link your bank account  with the  Portfolio to pay for these purchases.
Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can  exchange  shares automatically by phone from your Portfolio  account to another  OppenheimerFunds  account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically by calling the PhoneLink number and the proceeds will be sent directly to your  AccountLink  bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.225.5677  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information  about the  Portfolios,  as well as your  account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account  registration (and the dealer of record) may request certain account  transactions through a special section of that website.  To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.225.5677.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The  Portfolio  has  several  plans that  enable  you to sell  shares automatically  or exchange them to another  OppenheimerFunds  account on a regular basis.  Please call the Transfer
Agent or consult the Statement of Additional Information for details.

RETIREMENT  PLANS.  You may buy shares of a Portfolio for your  retirement  plan account.  If you  participate in a plan sponsored by your employer,  the plan trustee or administrator must buy the shares for your plan account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt  organizations,  such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for  OppenheimerFunds  retirement plan documents,  which include  applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent. The Portfolios let you sell your shares by writing a letter,  by wire, or by telephone.  You can also set up Automatic  Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain  Requests  Require a Signature  Guarantee.  To protect you and the  Portfolios  from fraud,  the  following redemption  requests  must be in writing and must  include a signature  guarantee  (although  there may be other situations that also require a signature guarantee):

     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to an account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation,  partnership or other business or as a fiduciary,  you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan account.  Call the  Transfer  Agent for a  distribution  request  form.  Special  income  tax  withholding requirements  apply to distributions  from retirement  plans. You must submit a withholding form with your redemption  request to avoid  delay in getting  your  money and if you do not want tax  withheld.  If your employer  holds  your  retirement  plan  account  for you in the name of the  plan,  you must ask the plan trustee or administrator to request the sale of Portfolio shares in your plan account.

Sending  Redemption  Proceeds by Wire.  While a Portfolio  normally  sends your money by check,  you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you  designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum  redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Portfolio's name
     o   Your Portfolio account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special  documents  requested  by the  Transfer  Agent to assure  proper  authorization  of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the Exchange  that day,  which is normally  4:00 P.M.,  but may be earlier on some days. You may not redeem shares held in an  OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677.
         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your  Portfolio  account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by Check.  Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check  must be  payable  to all  owners of record of the  shares  and must be sent to the  address  on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone  Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone  redemption proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business  day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have  requested  Federal  Funds  wire  privileges  for  your  account,  the wire of the  redemption proceeds will normally be transmitted  on the next bank business day after the shares are redeemed.  There is a  possibility  that the wire may be delayed up to seven days to enable a Portfolio to sell  securities to pay the  redemption  proceeds.  No  dividends  are accrued or paid on the  proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor  has made  arrangements  to repurchase  Portfolio  shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT  DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B,
Class C or Class N contingent  deferred sales charge and redeem any of those shares during the  applicable  holding period for the class of  shares,  the  contingent  deferred  sales  charge  will be  deducted  from the  redemption proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the Statement of Additional  Information  and you advise the Transfer Agent of your  eligibility  for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
o        the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed in the special  circumstances  described  in Appendix C to the  Statement  of  Additional
         Information.
         To determine  whether a contingent  deferred  sales charge  applies to a redemption,  a Portfolio  redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent  deferred  sales charges are not charged when you exchange  shares of a Portfolio for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding  period,  the  holding  period  will carry over to the fund whose  shares you  acquire.  Similarly,  if you acquire  shares of a  Portfolio  by  exchanging  shares of  another  Oppenheimer  fund that are still  subject to a contingent deferred sales charge holding period, that holding period will carry over to that Portfolio.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of a Portfolio only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectus of the selected fund must offer the exchange privilege.
     o   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally,  exchanges may be made only between identically registered accounts,  unless all account owners send written exchange instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it.

         For tax purposes, an exchange of shares of a Portfolio is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer  funds that are currently  available for exchanges in the Statement of Additional  Information  or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

         In some cases, sales charges may be imposed on exchange  transactions.  In general, a contingent  deferred sales  charge  (CDSC) is not imposed on exchanges  of shares that are subject to a CDSC.  However,  if you exchange shares that are subject to a CDSC,  the CDSC holding  period will be carried over to the acquired  shares,  and the
CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

         There are a number of other special  conditions and limitations  that apply to certain types of exchanges.
These  conditions  and  circumstances  are  described  in detail in the "How to  Exchange  Shares"  section  in the
Statement of Additional Information.

HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be  requested in writing,  by  telephone or internet,  or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a written request,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which share  certificates  have been issued cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  and Internet  Exchange  Requests.  Telephone  exchange  requests may be made either by calling a service representative  or by  using  PhoneLink  by  calling  1.800.225.5677.  You may  submit  internet  exchange requests on the OppenheimerFunds internet website, at  www.oppenheimerfunds.com.  You must have obtained a user I.D. and password to make  transactions on that website.  Telephone and/or internet  exchanges may be made only between  accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined  amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.
ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of
Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments efficiently, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of
Portfolio assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Portfolio's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
         "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of The New York Stock Exchange that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Portfolios and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this
         Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A Portfolio or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the Portfolios involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus.

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Portfolio may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders whom the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of a Portfolio through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Portfolios,  the Distributor,  the Manager and the Transfer Agent encourage  financial  intermediaries to apply the  Portfolio's  policies to their  customers who invest  indirectly in a Portfolio,  the Transfer Agent may not be able to detect  excessive  short term trading  activity  facilitated  by, or in accounts  maintained in, the
"omnibus" or "street name" accounts of a financial intermediary.  Therefore the Transfer Agent might not be able to apply this policy to accounts  such as (a) accounts  held in omnibus form in the name of a  broker-dealer  or other financial  institution,  or (b)  omnibus  accounts  held in the name of a  retirement  plan or 529 plan  trustee or administrator,  or (c) accounts held in the name of an insurance company for its separate account(s),  or (d) other accounts having multiple  underlying  owners but registered in a manner such that the underlying  beneficial owners are not identified to the Transfer Agent.

However,  the Transfer Agent will attempt to monitor overall purchase and redemption  activity in those accounts to seek to identify  patterns that may suggest  excessive  trading by the underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer Agent, the financial  intermediary  that is the registered owner will be asked to review  account  activity,  and to  confirm to the  Transfer  Agent and the  Portfolio  that appropriate  action has been taken to curtail  any  excessive  trading  activity.  However,  the  Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus or street name accounts  ultimately  depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional  Policies and Procedures.  The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive  exchanges and purchase and redemption  activity.  Those additional  policies and procedures will take effect on June 20, 2005:

o        30-Day Limit.  A direct  shareholder  may exchange some or all of the shares of a Portfolio held in his or her  account to another  eligible  Oppenheimer  fund once in a 30  calendar-day  period.  When  shares are exchanged  into a fund account,  that account will be "blocked"  from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount  exchanged into the account.  For example,  if a shareholder  exchanged
         $1,000 from one fund into  another fund in which the  shareholder  already  owned  shares  worth  $10,000, then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into another  fund for a period of 30 calendar  days.  A "direct  shareholder"  is one whose account is registered on the  Portfolio's  books showing the name,  address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct  shareholder  will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder has exchanged  shares into the stock or bond fund  during  the prior 30 days.  However,  all of the  shares  held in that  money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend  Reinvestments/B  Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase  shares of another  fund and the  conversion  of Class B shares  into Class A shares  will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset  Allocation.  Third-party  asset  allocation and rebalancing  programs will be subject to the 30-day limit described  above.  Asset allocation firms that want to exchange shares held in accounts on behalf of their  customers  must  identify  themselves  to the  Transfer  Agent and execute an  acknowledgement  and agreement to abide by these  policies with respect to their  customers'  accounts.  "On-demand"  exchanges outside the  parameters of portfolio  rebalancing  programs will be subject to the 30-day limit.  However, investment  programs by other  Oppenheimer  "funds-of-funds"  that entail  rebalancing  of  investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic  Exchange  Plans.  Accounts  that receive  exchange  proceeds  through  automatic or  systematic exchange  plans that are  established  through the Transfer  Agent will not be subject to the 30-day block as a result of those  automatic or  systematic  exchanges  (but may be blocked from  exchanges,  under the
         30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about the  Portfolio's  policies and  procedures for buying,  selling and  exchanging  shares is contained in the Statement of Additional Information.
A $12 annual  "Minimum  Balance Fee" is assessed on each Portfolio  account with a value of less than $500. The fee is automatically  deducted from each applicable  Portfolio account annually on or about the second to last
         "regular  business day" of September.  See the  Statement of Additional  Information  to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering  may be suspended by the Board of Trustees at any time the Board  believes it is in the Portfolio's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by a Portfolio at any time.  The  Portfolio  will  provide you notice  whenever it is required to do so by applicable  law. If an account has more than one owner,  the Portfolio and the Transfer  Agent may rely on the  instructions  of any one  owner.  Telephone  privileges  apply to each owner of the  account  and the dealer  representative  of  record  for the  account  unless  the  Transfer  Agent  receives  cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are genuine,  by  requiring  callers to provide tax identification  numbers and other account data or by using PINs, and by confirming  such  transactions  in writing.  The Transfer Agent and the Portfolios  will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper  form.  From  time to  time,  the  Transfer  Agent  in its  discretion  may  waive  certain  of the requirements for redemptions stated in this Prospectus.

Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the National
         Securities  Clearing  Corporation are responsible for obtaining their clients' permission to perform those transactions,  and are  responsible  to their  clients who are  shareholders  of a Portfolio if the dealer performs any transaction erroneously or improperly.

The redemption  price for shares will vary from day to day because the value of the securities in each  Portfolio's holdings  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your  shares may be more or less than their  original cost.
Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check,  or through  AccountLink  or by
         Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
         redemption  instructions  in  proper  form.  However,  under  unusual  circumstances   determined  by  the
         Securities and Exchange  Commission,  payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer  Agent may delay  processing  any type of redemption  payment as described  under "How to Sell Shares"
         for  recently  purchased  shares,  but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you  purchase shares by Federal  Funds  wire or  certified  check,  or arrange  with your bank to provide  telephone  or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of small  accounts may be made by a Portfolio if the account  value has fallen below $500 for reasons  other than the fact that the market value of shares has dropped.  In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the  cancellation  of share  purchase orders.
Shares may be  "redeemed  in kind"  under  unusual  circumstances  (such as a lack of  liquidity  in a  Portfolio's holdings  to meet  redemptions).  This  means  that  the  redemption  proceeds  will be paid  with  liquid securities  from the  Portfolio's  portfolio.  If a Portfolio  redeems  your shares in kind,  you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal  regulations may require a Portfolio to obtain your name, your date of birth (for a natural  person),  your residential  street  address or principal  place of business  and your Social  Security  Number,  Employer
         Identification  Number or other  government  issued  identification  when you open an account.  Additional information  may be required in certain  circumstances  or to open  corporate  accounts.  The Portfolio or the Transfer  Agent may use this  information  to attempt to verify your  identity.  The Portfolio may not be able to establish an account if the  necessary  information  is not  received.  The  Portfolio may also place  limits  on  Portfolio  transactions  while  it is in the  process  of  attempting  to  verify  your identity.  Additionally,  if the  Portfolio  is unable to verify  your  identity  after  your  account  is established, the Portfolio may be required to redeem your Portfolio shares and close your account.
"Backup  withholding" of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges)  if you fail to furnish the  Portfolio  your  correct,  certified  Social
         Security or Employer  Identification  Number when you sign your  application,  or if you under-report your income to the Internal Revenue Service.
To avoid  sending  duplicate  copies  of  materials  to  households,  a  Portfolio  will mail only one copy of each prospectus,  annual  and  semi-annual  report  and  annual  notice of the  Portfolio's  privacy  policy to shareholders  having the same last name and  address on the  Portfolio's  records.  The  consolidation  of these mailings, called householding, benefits the Portfolio through reduced mailing expense.

         If you  want to  receive  multiple  copies  of  these  materials,  you may  call  the  Transfer  Agent  at
         1.800.225.5677.  You may also notify the Transfer  Agent in writing.  Individual  copies of  prospectuses, reports  and  privacy  notices  will be sent to you  commencing  within 30 days after the  Transfer  Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each  Portfolio  intends to declare  dividends  separately for each class of shares from net investment income on an annual  basis and to pay them to  shareholders  in December on a date  selected by the Fund's Board of
Trustees.  Dividends and  distributions  paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares,  which  normally  have  higher  expenses  than Class A and Class Y shares.
The Portfolios have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

CAPITAL  GAINS.  A Portfolio  may realize  capital  gains on the sale of portfolio  securities.  If it does, it may make  distributions  out of any net  short-term  or long-term  capital  gains in December of each year. A Portfolio may make  supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that a Portfolio will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Portfolio.  You can  elect  to  reinvest  all  dividends  and  capital  gains distributions in additional shares of the Portfolio.
Reinvest  Dividends or Capital Gains. You can elect to reinvest some distributions  (dividends,  short-term capital gains or long-term  capital  gains  distributions)  in the  Portfolio  while  receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.
Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the following tax implications  of investing in a Portfolio.  Distributions  are subject to federal  income tax and may be subject to state or local  taxes.  Dividends  paid from  short-term  capital  gains and net  investment  income are taxable as ordinary income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders, regardless of how long you have held your shares.  Whether you reinvest your  distributions in additional shares or take them in cash, the tax treatment is the same.

         Dividend  and  distributions  to Portfolio  shareholders  may be from  amounts the  Portfolios  receive as dividends or  distributions  from the Underlying  Funds or from gains on the sale of shares in the Underlying Funds due to the asset allocation  process.  The asset allocation process may increase turnover of a Portfolio's  assets, which may result in the  realization  of additional  taxable gains or losses by a Portfolio.  It may also result in a larger  portion of any net gains being  treated as  short-term  capital  gains,  which would be taxed as ordinary income  when  distributed  to  shareholders.  Generally,  the  character  of the income or  capital  gains that the
Portfolios  receive  from  the  Underlying  Funds  will  "pass  through"  to the  Portfolios,  subject  to  certain exceptions,  as long as the  Underlying  Funds  continue to qualify as registered  investment  companies.  As noted
above,  distributions  of any gains and income  will be taxable to  shareholders  even if those  distributions  are reinvested in Portfolio  shares.  Shareholders may receive taxable  distributions of income from investments in the income  component of a  Portfolio's  allocation  even in situations  where the  Portfolio  has capital  losses from investments in the equity component of the Portfolio's allocation.

         Every  year the  Portfolio  will  send you and the IRS a  statement  showing  the  amount  of any  taxable distribution  you received in the previous year. Any long-term  capital gains will be separately  identified in the tax information the Portfolio sends you after the end of the calendar year.

         Each  Portfolio  intends  each year to qualify as a  "regulated  investment  company"  under the  Internal
Revenue Code, but reserves the right not to qualify.  Each Portfolio,  as a regulated investment company,  will not be  subject  to  Federal  income  taxes  on  any  of  its  income,  provided  that  it  satisfies  certain  income, diversification and distribution requirements.

Avoid  "Buying a  Distribution."  If you buy  shares on or just  before  the  ex-dividend  date,  or just  before a
         Portfolio  declares  a capital  gains  distribution,  you will pay the full  price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on Transactions.  Because each  Portfolio's  share prices  fluctuate,  you may have a capital  gain or loss when you sell or exchange  your  shares.  A capital  gain or loss is the  difference between  the price you paid for the shares and the price you  received  when you sold  them.  Any  capital gain is subject to capital gains tax.

Returns  of Capital  Can Occur.  In  certain  cases,  distributions  made by the  Portfolios  may be  considered  a non-taxable  return of  capital to  shareholders.  If that  occurs,  it will be  identified  in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with your tax advisor  about the effect of an  investment  in a Portfolio on your  particular  tax situation.

Financial Highlights

Financial  information for the Fund is not provided  because,  as of the date of this Prospectus,  the Fund had not commenced operations.

                                                    Appendix A
                      Investment Objectives And Principal Investments Of The Underlying Funds

Oppenheimer Core Bond Fund - The Fund seeks total return by investing mainly in debt instruments.
As a  non-fundamental  policy (which will not be changed  without  providing 60 days notice to Fund  shareholders), under normal market  conditions,  the Fund invests at least 80% of its net assets (plus  borrowings  for investment purposes) in investment grade bonds. Those investment-grade debt securities can include:
o        domestic and foreign corporate debt obligations,
o        domestic and foreign government bonds, including U.S. government securities, and
o        mortgage-related  securities  (including  collateralized  mortgage obligations ("CMOs")) issued by private issuers.
         In general,  these debt securities are referred to as "bonds." The Fund's  investments in U.S.  government securities  include securities issued or guaranteed by the U.S.  government or its agencies or  federally-chartered corporate entities referred to as  "instrumentalities."  These include  mortgage-related U.S. government securities and CMOs. The Fund can also invest in money market instruments and other debt obligations.
         There is no set  allocation of the Fund's assets among the classes of  securities  the Fund buys,  but the
Fund focuses  mainly on U.S.  government  securities  and  investment-grade  debt  securities.  However,  if market conditions  change,  the Fund's portfolio  managers might change the relative  allocation of the Fund's assets. The
Fund can  invest up to 20% of its total  assets  in  high-yield  debt  securities  that are below  investment-grade
(commonly referred to as "junk bonds").
         The Fund seeks to maintain an average  effective  portfolio  duration of three to six years (measured on a dollar-weighted  basis) to try to reduce the volatility of the value of its securities  portfolio.  The Fund has no limitations  on the range of maturities of the debt  securities in which it can invest and therefore may hold bonds with short-,  medium- or long-term maturities.  Because of market events and interest rate changes, the duration of the portfolio  might not meet that target at all times.  The Manager will attempt to maintain the overall  weighted average  credit  quality  of the  portfolio  at a rating  of "A-" (or  equivalent)  or higher  from any  nationally recognized  credit rating  organization.  The Fund can use  derivatives to seek  increased  returns or try to hedge investment risks.
Oppenheimer Capital Appreciation Fund - The Fund seeks capital appreciation.
The Fund  invests  mainly in common  stocks of "growth  companies."  These may be newer  companies  or  established companies of any  capitalization  range that the portfolio  manager  believes may appreciate in value over the long term.
The Manager looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.  Currently, the
Manager looks for:
         o    Companies with above-average growth potential,
         o    Companies with increasing earnings momentum and a history of positive earnings growth,
         o    Stocks with reasonable valuations relative to their growth potential,
         o    Companies with the potential for positive earnings surprises,
         o    Growth rates that the portfolio manager believes are sustainable over time.
The Manager may sell companies from the Fund that it believes no longer meet the above criteria.
Oppenheimer Developing Markets Fund - The Fund aggressively seeks capital appreciation.
The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world.
o        Under normal market  conditions,  the Fund will invest at least 80% of its net assets plus  borrowings for investment  purposes,  in equity  securities of issuers whose  principal  activities are in at least three developing markets.
o        The Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o        The Fund will emphasize investments in common stocks and other equity securities.
o        The Fund will emphasize investments in growth companies, which can be in any market capitalization range.
Oppenheimer Global Fund - The Fund seeks capital appreciation.
The Fund  invests  mainly in common  stocks of U.S. and foreign  companies.  The Fund can invest  without  limit in foreign  securities  and can invest in any  country,  including  countries  with  developed  or  emerging  markets.
However,  the Fund currently  emphasizes its  investments in developed  markets such as the United States,  Western
European   countries  and  Japan.   The  Fund  does  not  limit  its  investments  to  companies  in  a  particular capitalization range, but currently focuses its investments in mid- and large-cap companies.
The Fund is not required to allocate its  investments  in any set  percentages in any  particular  countries.  As a fundamental  policy,  the Fund  normally  will invest in at least three  countries  (one of which may be the United
States).  Typically, the Fund invests in a number of different countries.
Oppenheimer  Global  Opportunities  Fund  - The  Fund  seeks  capital  appreciation  consistent  with  preservation  of principal, while providing current income.
The Fund invests  mainly in equity  securities of issuers in the U.S. and foreign  countries.  Some of those equity securities  are expected to pay dividends  which produce  income for the Fund.  Currently the Fund  emphasizes  its investments in stocks,  but may invest in debt securities  when the Fund's  investment  Manager,  OppenheimerFunds,
Inc.,  deems  appropriate.  The Fund is not  required  to invest  any set  percentage  of its  assets for growth or income.  The Fund can invest in any country,  including  developed or emerging  markets,  but currently  emphasizes investments  in  developed  markets.  As a  fundamental  policy,  the Fund will  normally  invest in at least  four countries (including the United States).
Oppenheimer  High Yield Fund - The Fund's  primary  objective is to seek a high level of current income by investing in a diversified  portfolio of  high-yield,  lower-rated  fixed-income  securities  the Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  believes do not involve undue risk. The secondary objective is to seek capital growth when consistent with its primary objective.
The Fund  invests  mainly in a variety of  high-yield  debt  securities  of domestic  and foreign  issuers for high current income. These securities primarily include:
o        Lower-grade bonds and notes of corporate issuers
o        Foreign corporate and government bonds
o        Mortgage-related securities and other asset backed securities
o        "Structured" notes
o        Preferred stock
         Under  normal  circumstances,  the Fund  invests  at least  80% of its net  assets  (plus  borrowings  for investment purposes) in high-yield,  lower-grade  investments which will include high yield bonds,  commonly called
"junk  bonds,"  and may also  include  convertible  securities,  preferred  stock,  loan  participation  interests, structured  notes and asset-based  securities that are rated below  investment  grade.  The Fund's  non-fundamental policy of investing at least 80% of its net assets in high yield,  lower-grade  investments  will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice.
         The remainder of the Fund's  assets may be invested in other debt  securities,  cash or cash  equivalents, rights or warrants,  or common stock and other equity  securities  when the Manager  believes  those are consistent with the Fund's objectives.
         Since the Fund may  invest in  lower-grade  securities  without  limit,  the Fund's  investments  should be considered speculative.
Oppenheimer  International  Bond  Fund - The  Fund's  primary  objective  is to seek  total  return.  The  secondary objective is to seek income when consistent with total return.
The Fund invests  mainly in debt  securities of foreign  government  and corporate  issuers.  Those debt  securities generally  referred to as "bonds," include  long-term and short-term  government bonds,  participation  interests in loans,  corporate debt obligations,  "structured"  notes and other debt obligations.  They may include "zero coupon"
or  "stripped"  securities.  Under  normal  circumstances,  the Fund  invests at least 80% of its net  assets  (plus borrowings  for  investment  purposes)  in "bonds"  and invests in at least  three  countries  other than the United
States.  The Fund's  non-fundamental  policy of  investing  at least 80% of its net  assets in  "bonds"  will not be changed by the  Fund's  Board of  Trustees  without  first  providing  shareholders  60 days  written  notice of the change.  The Fund does not limit its investments to securities of issuers in a particular  market  capitalization or maturity range or rating category,  and can hold rated and unrated  securities below investment  grade. The Fund can invest without limit in securities  below  investment  grade (commonly called "junk bonds") to seek total return and higher  income.  Therefore,  the Fund's credit risks are greater than those of funds that buy only  investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.
Oppenheimer Limited-Term Government Fund - The Fund seeks high current return and safety of principal.
The Fund invests at least 80% of its net assets (plus  borrowings used for investment  purposes) in debt securities issued by the U.S. government,  its agencies and  instrumentalities,  repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
         The Fund may  invest  up to 20% of its  assets  in  mortgage-backed  securities  that  are not  issued  or guaranteed by the U.S. government,  its agencies or instrumentalities,  asset-backed  securities,  investment grade corporate debt obligations  (having a rating,  at the time of acquisition by the Fund of at least "BBB" by Standard
&  Poor's   Rating   Service  or  "Baa"  by  Moody's   Investors   Service  or  a  comparable   rating  by  another
nationally-recognized  securities rating organization,  or, if unrated,  deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
         U.S.  government  securities are debt securities that are issued or guaranteed by the U.S. Treasury,  such as  Treasury  bills,  notes  or  bonds,  and  securities  issued  or  guaranteed  by U.S.  government  agencies  or federally-chartered  entities  that  are  referred  to as  "instrumentalities"  of the  U.S.  government.  The Fund invests  significant  amounts of its  assets in  mortgage-related  derivative  securities,  such as  collateralized mortgage obligations ("CMOs") and mortgage participation  certificates.  They include  mortgage-related  securities issued or  guaranteed  by  instrumentalities  of the U.S.  government,  such as the  Government  National  Mortgage
Association.  All  of  these  different  types  of  securities  are  generally  referred  to  as  "U.S.  government securities" in the Prospectus.  The Fund also may enter into forward roll transactions which have risks.
         Not all of the U.S.  government  securities the Fund buys are issued or guaranteed by the U.S.  government as to payment of interest  and  repayment of  principal.  Some are backed by the right of the issuer to borrow from the U.S.  Treasury.  Others are backed  only by the credit of the  instrumentality.  The  securities  the Fund buys may pay interest at fixed or floating  rates,  or may be "stripped"  securities  whose  interest  coupons have been separated from the security and sold separately.
         The Fund  seeks to  maintain  an  average  effective  portfolio  duration  of not more  than  three  years
(measured on a  dollar-weighted  basis) to try to reduce the volatility of the value of its  securities  portfolio.
However,  the Fund can  invest  in  securities  that have  short-,  medium-  or  long-term  maturities  and may use derivative  investments to try to reduce  interest rate risks.  Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times.
Oppenheimer Main Street Fund(R)- The Fund seeks a high total return.
The Fund currently invests mainly in common stocks of U.S. companies of different  capitalization ranges,  presently focusing on large-capitalization  issuers. It also can buy debt securities,  such as bonds and debentures,  but does not currently emphasize these investments.
In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.
While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:
     o   Multi-factor  quantitative  models:  The Fund uses both "top down" and "bottom up" models.  The "top down"
         models are primarily used to help the portfolio  managers determine their market  capitalization  exposure
         (large,  mid,  small) and rely on  indicators  such as  relative  valuations,  relative  price  trends and interest  rate  relationships.  The "bottom  up" models  help the  portfolio  managers  identify  the most attractive  stocks within each market  capitalization  category.  These stock  selection  models are based upon many factors that measure the  attractiveness  of individual  securities  relative to each other. The portfolio  managers  typically follow and analyze more than 3,000 stocks on a daily basis and select those that are deemed attractive.
     o   Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
     o   Judgment:  The portfolio is then continuously rebalanced by the portfolio managers, using the tools described above.
Oppenheimer Main Street Opportunity Fund(R)- The Fund seeks long-term capital appreciation.
The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.
The Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell.  The selection process currently involves the use of:
     o   Multi-factor quantitative models:  "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles.  "Bottom up"
         models help to rank stocks in a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
     o   Fundamental research:  Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o        Judgment:  After analyzing the models and fundamental  research,  the portfolio  managers apply their judgment to decide which securities to buy or sell.

Oppenheimer Main Street Small Cap Fund(R)- The Fund seeks capital appreciation.
The Fund invests  mainly in common stocks of  small-capitalization  ("small-cap")  U.S.  companies  that the Fund's investment  manager,  OppenheimerFunds,  Inc. (the "Manager") believes have favorable business trends or prospects.
Under normal market  conditions,  the Fund will invest at least 80% of its net assets (including any borrowings for investment  purposes) in securities of companies having a small market  capitalization.  These may include "growth"
and/or "value" common stocks and other equity  securities.  A "value"  investment  style attempts to find companies whose  securities are believed to be undervalued in the  marketplace.  A "growth"  investment  style  encompasses a search for companies  whose earnings are expected to increase at a greater rate than the overall  market.  The Fund incorporates a blended style of investing combining both growth and value styles.
         The Fund currently  considers an issuer having a market  capitalization  of up to $3 billion to be a small-cap issuer.  The Fund measures that  capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization grows above $3 billion.  Over time, the Fund may change the range of asset capitalizations  it uses to define small-cap  issuers,  as market conditions  change.  The Fund's investment program is more fully explained in "About the Fund's Investments," below.
Oppenheimer  Real Asset  Fund(R)- The Fund  seeks  total  return.  Total  return  refers to the change in value of an investment  in shares of the Fund over time  resulting  from  changes  in the value of the  Fund's  investments  and income on those investments.
The Fund normally invests at least 65% of its assets in:
o        "Hybrid instruments" that are commodity-linked derivative investments, mainly structured notes, and
o        Investment-grade and  non-investment-grade  corporate bonds and notes;  securities issued or guaranteed by the U.S. government or its agencies and  instrumentalities;  including  mortgage-backed  securities;  forward rolls;  repurchase  agreements;  futures contracts;  options;  interest rate swaps;  forward  contracts;  and asset-backed securities.
         The Fund seeks to provide  total return by investing  primarily in  commodity-linked  hybrid  instruments,
U.S. government  securities,  corporate bonds and repurchase  agreements.  Commodity-linked  derivative investments provide  investors with exposure to the investment  returns of "real assets" that trade in the commodities  markets without investing directly in physical  commodities.  "Real assets," as opposed to stocks or bonds, are assets that have tangible properties, such as oil, livestock, and agricultural or metal products.
Oppenheimer Real Estate Fund - The Fund seeks total return through investment in real estate securities.
The Fund has adopted a policy to invest,  under  normal  circumstances,  at least 80% of the value of its net assets
(plus the amount of any borrowings for investment  purposes) in common stocks and other equity  securities issued by real estate  companies,  such as "real  estate  investment  trusts"  (REITs) and "real estate  operating  companies"
(REOCs).  This is a  non-fundamental  policy  which the Fund's  Board of Trustees may change upon 60 days' notice to shareholders.
The portfolio manager employs both a top-down and bottom-up method in selecting securities for the Fund.  The portfolio manager's top-down approach is distinguished in that he has extensive access to in-house real estate experts. The portfolio manager sets the portfolio strategy with the benefit of insight from these experts who can provide field observations regarding local, regional and national real estate trends and fundamentals.
         The top-down process is further aided by the  Sub-Advisor's  comprehensive  property  databases that track the real estate markets by property  type,  geographic  metro area and company  portfolio.  Proprietary  models are maintained that allow the portfolio  manager to analyze  markets at various levels  including  Standard  Industrial
Classification  code, Zip code, and  Metropolitan  Statistical  Area,  resulting in some of the most  comprehensive databases in the industry  today.  Specifically,  portfolio  weightings are determined by a national,  regional and metro area market analysis of the following factors:
o        Projected growth in supply and demand factors specifically related to the commercial property markets.
o        Expected growth in population,  employment,  personal income,  household  formations and propensity to own versus rent.
o        Projected  growth in new  commercial  space by  tracking  construction  in  process  and  building  permit activity.
o        Anticipated growth in supply and demand factors impacting residential real estate.
o        Current affordability of the single-family residential real estate market.
o        Expected growth in supply and demand for hotels.
o        Anticipated  growth in new construction  and building permit activity of all classes of business,  leisure and resort hotels.
o        Projected growth in Gross Domestic Product and airline travel.
         The portfolio  manager's  bottom-up  analysis uses traditional  equity analysis and includes an assessment
of  the  property   portfolio,   current  business  strategy,   capital  structure  and  management  track  record.
Specifically, companies are sought that have the following characteristics:
o        Capacity for predictable and sustainable growth in revenue and earnings per share
o        Dominant owner/operators in their property types and geographic markets, respectively
o        Property  holdings  poised for  potentially  higher  growth due to location in markets where land suitable for development is scarce, or due to management's strategic positioning
o        Strong capital structure and access to capital that may help to effect its long-term business strategy
o        Experienced senior management with a strong track record and a wide spectrum of industry specific skills
Attractive  valuation  relative to other  companies in our  investment  universe and to historical  valuation in the real estate market.
Oppenheimer Strategic Income Fund - The Fund seeks high current income by investing mainly in debt securities.
The Fund invests mainly in debt securities of issuers in three market sectors:  foreign  governments and companies,
U.S.  government  securities and lower-rated  high-yield  securities of U.S. and foreign companies (commonly called
"junk bonds"). Those debt securities typically include:
o        foreign government and U.S. government bonds and notes,
o        collateralized mortgage obligations (CMOs),
o        other mortgage-related securities and asset-backed securities,
o        participation interests in loans,
o        "structured" notes,
o        lower-grade, high-yield domestic and foreign corporate debt obligations, and
o        "zero-coupon" or "stripped" securities.
         Under normal  market  conditions,  the Fund invests in each of those three market  sectors.  However,  the
Fund is not  required  to invest in all three  sectors  at all  times,  and the amount of its assets in each of the three  sectors will vary over time.  The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment  Manager,  OppenheimerFunds,  Inc.,  believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market  capitalization range - large-cap,  mid-cap and small-cap, and can buy securities having short- medium- or long-term maturities.
         The Fund's foreign  investments can include debt  securities of issuers in developed  markets and emerging markets.  The Fund also uses derivative  investments  for hedging  purposes or to seek higher  investment  returns.
These include options, futures, forward contracts, CMOs and "structured" notes.
Oppenheimer  Value Fund - The Fund seeks  long-term  growth of capital by investing  primarily in common stocks with low  price-earnings  ratios and  better-than-anticipated  earnings.  Realization  of current  income is a  secondary consideration.
The Fund may  invest  mainly  in common  stocks of  different  capitalization  ranges.  The Fund also can buy other investments, including:
o        Preferred stocks, rights, warrants and convertible debt securities, and
Securities  of U.S.  and  foreign  companies,  although  there are  limits on the  Fund's  investments  in  foreign securities.

INFORMATION AND SERVICES

For More Information on Oppenheimer Portfolio Series

The following additional information about the Portfolios is available without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.  This  document  includes  additional  information  about  the  Portfolio's investment  policies,  risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND  SEMI-ANNUAL  REPORTS.  Additional  information  about Portfolio  investments  and  performance  will be available  in the  Portfolio's  Annual and  Semi-Annual  Reports to  shareholders.  The  Annual  Report  includes a discussion of market  conditions  and investment  strategies  that  significantly  affected  Portfolio  performance during its last fiscal year.

How to Get More Information

You can  request  the  Statement  of  Additional  Information,  the  Annual  and  Semi-Annual  Reports,  the notice explaining the Portfolio's privacy policy and other information about the Portfolio, or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------

On the Internet:                            You  can  request   these   documents   by  e-mail  or  through  the
                                            OppenheimerFunds  website.  You may also  read or  download  certain
                                            documents      on     the      OppenheimerFunds      website     at:

                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information  about the Portfolios  including the Statement of Additional  Information can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and other  information  about the  Portfolios  are available  on the EDGAR  database  on the SEC's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any  information  about the Portfolios or to make any  representations  about the Portfolios other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of any Portfolio,  nor a solicitation of an offer to buy shares of any Portfolio,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Portfolios' shares are distributed by:                    [logo] OppenheimerFunds Distributor, Inc.
The Portfolios' SEC File No.: 811-21686
PR0540.001.0405
Printed on recycled paper

Statement of Additional Information

Oppenheimer Portfolio Series
         Conservative Investor Fund
         Moderate Investor Fund
         Aggressive Investor Fund
         Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112

1.800.CALL OPP (225.5677)

Statement of Additional Information dated April 1, 2005

This Statement of Additional  Information is not a Prospectus.  This document contains additional information about the Portfolios  and  supplements  information  in the  Prospectus  dated April 1, 2005. It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Portfolios' Transfer Agent,  OppenheimerFunds
Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                          Page

About the Portfolios

Additional Information About the Portfolios' Investment Policies and Risks..............................
     The Portfolios' Investment Policies................................................................
     Other Investment Techniques and Strategies.........................................................
     Investment Restrictions............................................................................
     Disclosure of Portfolio Holdings...................................................................

How the Portfolios are Managed .........................................................................
     Organization and History...........................................................................
     Board of Trustees and Oversight Committees.........................................................
     Trustees and Officers of the Fund..................................................................
     The Manager........................................................................................
Brokerage Policies of the Portfolios....................................................................
Distribution and Service Plans..........................................................................
Performance of the Portfolios...........................................................................
About Your Account
How To Buy Shares.......................................................................................
How To Sell Shares......................................................................................
How To Exchange Shares..................................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Portfolios.............................................................
Financial Information About the Portfolios
Independent Registered Public Accounting Firms' Reports and Financial Statements........................

ABOUT  THE  PORTFOLIOS

Additional Information About the Portfolios' Investment Policies and Risks

         The  investment  objective,  the principal  investment  policies and the main risks of each  Portfolio are described in the Prospectus.  This Statement of Additional  Information  contains  supplemental  information  about those policies and risks and the types of securities that each Portfolio's  investment  Manager,  OppenheimerFunds,
Inc.  (the  "Manager"),  can select for the  Portfolio or the  Underlying  Funds.  Additional  information  is also provided about the strategies that the Portfolios may use to try to achieve their objectives.

         This Statement of Additional  Information describes  Oppenheimer  Portfolio Series (the "Fund"),  which is comprised of four different  portfolios:  Conservative  Investor Fund, Moderate Investor Fund,  Aggressive Investor
Fund and Active  Allocation  Fund (each,  a  "Portfolio"  and  collectively,  the  "Portfolios"),  each of which is designed to achieve an allocation of assets among  different  asset  classes.  The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.

         The  Portfolios'   Investment  Policies.  The  composition  of  the  Portfolios  and  the  techniques  and strategies that the Manager may use in selecting  portfolio  securities will vary over time. The Portfolios are not required to use all of the investment  techniques and strategies described below in seeking their objectives.  They may use some of the special investment techniques and strategies at some times or not at all.

         |X|......The Underlying Funds' Investment Policies. The Portfolios can invest in various Oppenheimer funds. Each Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or
Class Y shares of other Oppenheimer funds, referred to as "Underlying Funds," within the parameters listed below.  The Prospectus contains a brief description of Oppenheimer Core Bond Fund ("Core Bond Fund"), Oppenheimer
Capital Appreciation Fund ("Capital Appreciation Fund"), Oppenheimer Developing Markets Fund ("Developing Markets
Fund"), Oppenheimer Global Fund ("Global Fund"), Oppenheimer Global Opportunities Fund ("Global Opportunities
Fund"), Oppenheimer High Yield Fund ("High Yield Fund"), Oppenheimer International Bond Fund ("International Bond
Fund"), Oppenheimer Limited-Term Government Fund ("Limited-Term Government Fund"), Oppenheimer Main Street Fund
("Main Street Fund"), Oppenheimer Main Street Opportunity Fund ("Main Street Opportunity Fund"), Oppenheimer Main
Street Small Cap Fund ("Main Street Small Cap Fund"), Oppenheimer Real Asset Fund ("Real Asset Fund"),
Oppenheimer Real Estate Fund ("Real Estate Fund"), Oppenheimer Strategic Income Fund ("Strategic Income Fund")
and Oppenheimer Value Fund ("Value Fund"), including each Underlying Fund's investment objective.  Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives.

         For more complete  information  about each Underlying Fund's  investment  policies and strategies,  please refer to each Underlying Fund's  Prospectus.  You may obtain a copy of each Underlying Fund's Prospectus by calling
1.800.225.5677.

         |X| .....Investments in Small-Cap  Equity  Securities.  Some of the  Underlying  Funds invest in small-cap
equity   securities.   Some  of  these  funds  focus  their  investments  in  equity  securities  of  small  market capitalization  ("small cap") growth and/or  undervalued U.S.  companies.  Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

         Some of the  Underlying  Funds can also hold a portion of their assets in securities  of issuers  having a larger market capitalization.  Although under normal market conditions,  some of the Underlying Funds may invest at least 80% of their net assets  (including  any  borrowings for  investment  purposes) in equity  securities  having small market  capitalizations,  at times,  in the Manager's  view,  the market may favor or disfavor  securities of issuers of a particular capitalization range.

         For some  Underlying  Funds,  current  income  is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities  may be selected for an  Underlying  Fund's  portfolio  for  defensive  purposes
(including debt securities that the Manager believes may offer some  opportunities  for capital  appreciation  when stocks are  disfavored).  Other debt securities may be selected  because they are convertible into common stock, as discussed below in "Convertible Securities."

|X|      Investments  in  Equity  Securities.  Some of the  Underlying  Funds  focus  their  investments  in equity securities.  Equity  securities  include  common  stocks,  preferred  stocks,  rights and warrants,  and securities convertible  into common stock.  Investments  in equity  securities  may include  stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap.

         At times,  one or more of the  Underlying  Funds may  increase  their  emphasis on equity  investments  in securities of one or more  capitalization  ranges,  based upon its manager or  sub-advisor's  judgment of where the best market opportunities are to seek their objectives.

         Securities of small  capitalization  issuers (having market  capitalizations of less than $1.8 billion and greater than $500  million) may be subject to greater  price  volatility  in general than  securities  of large-cap issuers  (generally issuers having market  capitalizations  greater than $9 billion) and mid-cap issuers (generally issuers  having  market  capitalizations  between $1.8 billion and $9  billion).  Therefore,  to the degree that an
Underlying  Fund has  investments  in smaller  capitalization  companies at times of market  volatility,  its share prices may fluctuate  more. The market  capitalization  ranges used by the Underlying  Funds will vary from Fund to
Fund. For specific  information on the market  capitalization  ranges and types of investments in equity securities for an Underlying Fund, refer to the Statement of Information for the Underlying Fund.

|X|      Risks of Investing in Stocks.  Stocks  fluctuate in price,  and their  short-term  volatility at times may be great.  To the  extent  that the some of the  Underlying  Funds  invest in equity  securities,  the value of the
Underlying  Fund's  portfolio  will be  affected  by  changes  in the stock  markets.  Market  risk can  affect the
Underlying  Fund's  net asset  value per  share,  which  will  fluctuate  as the  values of the  Underlying  Fund's portfolio  securities  change.  The prices of individual stocks do not all move in the same direction  uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its industry.

         Some of the Underlying Funds can invest in securities of large companies and mid-size  companies,  but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

|X|      Cyclical  Opportunities.  Some of the  Underlying  Funds seek to take advantage of changes in the business cycle by  investing  in  companies  that are  sensitive  to those  changes  if the  portfolio  manager(s)  of these
Underlying  Funds believes they have growth  potential.  For example,  when the economy is expanding,  companies in the  consumer  durable and  technology  sectors  might  benefit and offer  long-term  growth  opportunities.  Other cyclical  industries include insurance,  for example.  These Underlying Funds focus on seeking growth over the long term,  but could seek to take tactical  advantage of short-term  market  movements or events  affecting  particular issuers or industries.

|X|      Growth  Companies.  Some of the Underlying  Funds invest in growth  companies.  Growth companies are those companies that the Underlying  Fund's manager  believes are entering into growth cycles in their  businesses,  with the  expectation  that their  stock will  increase in value.  They may be  established  companies  as well as newer companies in the development stage.

         Growth  companies may have a variety of  characteristics  that, in the Underlying  Fund's  manager's view, define  them  as  "growth"  issuers.  They  may be  generating  or  applying  new  technologies,  new  or  improved distribution  techniques or new services.  They may own or develop  natural  resources.  They may be companies that can benefit from changing  consumer demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry.  In each case,  they have prospects  that the  Underlying  Fund's manager believes  are  favorable  for the long term.  The  portfolio  managers  of the  Underlying  Funds  looks for growth companies with strong,  capable management sound financial and accounting policies,  successful product development and marketing and other factors.

         |X|      Value Investing.  Value Fund uses a value investing  style. In selecting  equity  investments for
Value Fund's  portfolio,  the portfolio  manager  currently uses a value investing  style coupled with  fundamental analysis of issuers.  In using a value  approach,  the manager  looks for stocks and other equity  securities  that appear to be temporarily  undervalued,  by various measures,  such as price/earnings  ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future  prospects,  with the expectation  that
Value Fund will  realize  appreciation  in the value of its holdings  when other  investors  realize the  intrinsic value of the stock.

          Using  value  investing  requires  research  as  to  the  issuer's  underlying  financial  condition  and prospects. Some of the measures used to identify these securities include, among others:
o        Price/Earnings  ratio,  which is the stock's  price  divided by its  earnings (or its  long-term  earnings potential) per share. A stock having a  price/earnings  ratio lower than its  historical  range,  or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/book  value ratio,  which is the stock price divided by the book value of the company per share.  It measures the company's stock price in relation to its asset value.
o        Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
o        Valuation  of Assets  which  compares  the stock price to the value of the  company's  underlying  assets, including their projected value in the marketplace, liquidation value and intellectual property value.

|X|      Preferred  Stock.  Some of the Underlying Funds may invest in preferred  stock.  Preferred  stock,  unlike common stock,  has a stated dividend rate payable from the  corporation's  earnings.  Preferred stock dividends may be  cumulative  or  non-cumulative.  "Cumulative"  dividend  provisions  require  all or a portion of prior  unpaid dividends  to be  paid  before  dividends  can be  paid  on the  issuer's  common  stock.  Preferred  stock  may be
"participating"  stock,  which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of  preferred  stocks  to  decline.  Preferred  stock  may  have  mandatory  sinking  fund  provisions,  as well as provisions  allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred  stock  generally has a preference  over common stock on the  distribution  of a corporation's  assets  in the  event  of  liquidation  of  the  corporation.  The  rights  of  preferred  stock  on distribution  of a  corporation's  assets in the event of a  liquidation  are generally  subordinate  to the rights associated with a corporation's debt securities.

         |X|      Convertible  Securities.  Some of the  Underlying  Funds may  invest in  convertible  securities.
Convertible  securities  are debt  securities  that are  convertible  into an issuer's  common  stock.  Convertible securities  rank senior to common stock in a  corporation's  capital  structure  and  therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment  value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase when prevailing  interest rates fall and decrease when prevailing  interest rates rise. If the  conversion  value exceeds the  investment  value,  the security will behave more like an equity security.  In that case,  it will likely  sell at a premium  over its  conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

         While some convertible  securities are a form of debt security,  in certain cases their conversion feature
(allowing  conversion into equity  securities)  causes them to be regarded by the Underlying Fund's manager more as
"equity  equivalents."  As a result,  the rating  assigned to the security might have less impact on the Underlying
Fund's manager's  investment  decision with respect to convertible  securities than in the case of  non-convertible fixed-income  securities.  Convertible  debt  securities  are subject to the credit risks and  interest  rate risks described above in "Debt Securities."

         To determine whether  convertible  securities  should be regarded as "equity  equivalents," the Underlying
Fund's manager may examine the following factors:

              (1)   whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
              (2)   whether  the issuer of the  convertible  securities  has  restated  its  earnings  per share of common  stock  on  a  fully  diluted  basis  (considering  the  effect  of  conversion  of  the convertible securities), and
              (3)   the  extent  to  which  the  convertible  security  may  be a  defensive  "equity  substitute,"
                    providing the ability to participate in any  appreciation  in the price of the issuer's  common stock.

|X|      Over-the-Counter  Securities.  Some of the  Underlying  Funds may invest in  over-the-counter  securities.
Securities  of small  capitalization  issuers  may be traded on  securities  exchanges  or in the  over-the-counter market.  The  over-the-counter  markets,  both in the U.S.  and abroad,  may have less  liquidity  than  securities exchanges.  That can affect the price the Underlying Fund is able to obtain when it wants to sell a security.

         Small-cap growth companies may offer greater  opportunities  for capital  appreciation  than securities of large,  more  established  companies.  However,  these  securities  also involve  greater risks than  securities of larger  companies.  Securities  of small  capitalization  issuers  may be subject to greater  price  volatility  in general than securities of large-cap and mid-cap  companies.  Therefore,  to the degree that some of the Underlying
Funds have investments in smaller  capitalization  companies at times of market  volatility,  the Underlying Fund's share price may  fluctuate  more.  For specific  limitations  on the  Underlying  Funds'  investments  in small-cap issuers, refer to the Statement of Additional Information for the Underlying Funds.

         |X|      Rights  and  Warrants.  Some of the  Underlying  Funds may  invest in  warrants  or  rights.  For specific  limitations  on the  Underlying  Funds'  investments  in Rights and  Warrants,  refer to the Statement of
Additional Information for the Underlying Fund.

         Warrants  basically  are options to purchase  equity  securities  at specific  prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally  have a short  duration  and are  distributed  directly by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X|      Investing  in  Small,  Unseasoned  Companies.   Some  of  the  Underlying  Funds  can  invest  in
securities of small,  unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these  companies may be subject to volatility in their prices.  They may have a limited trading market,  which may adversely affect the Underlying Fund's ability to dispose of them and can reduce the price the Underlying  Fund might be able to obtain for them.  Other investors that own a security  issued by a small,  unseasoned  issuer for which  there is limited  liquidity  might trade the security  when the  Underlying  Fund is attempting  to dispose of its holdings of that  security.  In that case, an
Underlying  Fund might  receive a lower price for its  holdings  than might  otherwise  be  obtained.  For specific limitations  on the  Underlying  Funds'  investments  in small,  unseasoned  companies,  refer to the  Statement of
Additional Information for the Underlying Fund.

|X|      Debt  Securities.  Some of the Underlying  Funds can invest in a variety of debt  securities to seek their objectives,  for defensive  purposes or for liquidity.  Foreign debt securities are subject to the risks of foreign securities  described below. In general,  debt securities are also subject to two additional types of risk:  credit risk and interest rate risk.  For specific  limitations on the Underlying  Funds'  investments in debt  securities, refer to the Statement of Additional Information for the Underlying Fund.

                  o Credit  Risk.  Credit risk  relates to the ability of the issuer to meet  interest or principal payments or both as they become due. In general,  lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

         Some of the Underlying  Funds'  investments  are  investment-grade  debt  securities  and U.S.  government securities.  U.S. government securities,  although unrated, are generally considered to be equivalent to securities in the highest  rating  categories.  Investment-grade  bonds are bonds  rated at least  "Baa" by Moody's  Investors
Service,  Inc.  ("Moody's"),  or at least  "BBB" by  Standard & Poor's  Rating  Service  ("S&P")  and  Fitch,  Inc.
("Fitch"), or have comparable ratings by another nationally-recognized rating organization.

         While  securities  rated  "Baa" by  Moody's  or "BBB" by S&P and  Fitch are  investment  grade and are not
regarded  as  junk  bonds,   those   securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions of the debt security  ratings  categories of Moody's,  S&P, and Fitch are included in
Appendix A to this Statement of Additional Information.

         Some of the  Underlying  Funds also buy  non-investment-grade  debt  securities  (commonly  referred to as
"junk bonds").  "Lower-grade"  debt  securities are those rated below  "investment  grade," which means they have a rating  lower than "Baa" by  Moody's  or lower  than "BBB" by S&P or Fitch or similar  ratings by other  nationally recognized rating  organizations.  If they are unrated, and are determined by an Underlying Fund's manager to be of comparable  quality to debt securities  rated below  investment  grade,  they are included in the limitation on the percentage of the Underlying Fund's assets that can be invested in lower-grade securities.

                  o Interest Rate Risk.  Interest rate risk refers to the  fluctuations in value of debt securities resulting from the inverse  relationship  between price and yield. For example,  an increase in prevailing interest rates  will tend to reduce  the  market  value of  already-issued  debt  securities,  and a decline  in  prevailing interest rates will tend to increase their value.  In addition,  debt securities  having longer  maturities tend to offer higher yields,  but are subject to potentially  greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

         Fluctuations  in the market value of debt  securities  after an Underlying  Fund buys them will not affect the interest  income  payable on those  securities  (unless the security pays interest at a variable rate pegged to interest rate changes).  However,  those price  fluctuations will be reflected in the valuations of the securities, and therefore an Underlying Fund's net asset values will be affected by those fluctuations.

                  o Special Risks of Lower-Grade  Debt  Securities.  Because  lower-grade  debt  securities tend to offer higher yields than  investment-grade  securities,  an Underlying Fund might invest in lower-grade  securities if its  manager  is trying to  achieve  higher  income.  For  specific  limitations  on  theses  Underlying  Funds'
investments in lower-grade  debt  securities,  refer to the Statement of Additional  Information for the Underlying
Fund.

         "Lower-grade"  debt  securities are those rated below  "investment  grade," which means they have a rating lower  than  "Baa"  by  Moody's  or  lower  than  "BBB"  by S&P or  Fitch,  or  similar  ratings  by  other  rating organizations.  If they are  unrated,  and are  determined  by an  Underlying  Fund's  manager to be of  comparable quality to debt  securities  rated below  investment  grade,  they are  considered  part of the  Underlying  Fund's portfolio of lower-grade securities.

         Some of the special  credit risks of  lower-grade  securities  include the  following:  There is a greater risk that the issuer may  default on its  obligation  to pay  interest  or to repay  principal  than in the case of investment-grade  securities.  The issuer's low creditworthiness may increase the potential for its insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general  economic downturn.  An economic  downturn or an increase in interest rates could severely  disrupt the market for high yield bonds,  adversely  affecting the values of  outstanding  bonds as well as the ability of issuers to pay interest or repay principal.

         To the extent they can be  converted  into stock,  convertible  securities  may be less subject to some of the risks of volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

         |X|      Mortgage-Related  Securities.  Some  of the  Underlying  Funds  can  invest  in  mortgage-related securities.  Mortgage-related  securities are a form of derivative investment collateralized by pools of commercial or residential  mortgages.  Pools of mortgage loans are assembled as securities for sale to investors by government agencies  or  entities  or by  private  issuers.  These  securities  include  collateralized  mortgage  obligations
("CMOs"),  mortgage pass-through securities,  stripped mortgage pass-through  securities,  interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related  securities  that are issued or guaranteed by agencies or  instrumentalities  of the U.S.
government have  relatively  little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

         As with other debt  securities,  the  prices of  mortgage-related  securities  tend to move  inversely  to changes in interest  rates.  Some of the Underlying  Funds can buy  mortgage-related  securities that have interest rates that move inversely to changes in general interest rates,  based on a multiple of a specific index.  Although the value of a  mortgage-related  security may decline  when  interest  rates rise,  the converse is not always the case.

         In  periods  of  declining  interest  rates,  mortgages  are  more  likely  to be  prepaid.  Therefore,  a mortgage-related  security's  maturity can be shortened by unscheduled  prepayments  on the  underlying  mortgages.
Therefore,  it is not possible to predict  accurately the security's  yield. The principal that is returned earlier than  expected  may have to be  reinvested  in other  investments  having a lower yield than the prepaid  security.
Therefore,  these securities may be less effective as a means of "locking in" attractive  long-term interest rates, and they may have less potential for appreciation  during periods of declining  interest rates,  than  conventional bonds with comparable stated maturities.

         Prepayment  risks can lead to substantial  fluctuations in the value of a  mortgage-related  security.  In turn,  this can  affect  the  value of the  Underlying  Fund's  shares.  If a  mortgage-related  security  has been purchased at a premium,  all or part of the premium the  Underlying  Fund paid may be lost if there is a decline in the  market  value of the  security,  whether  that  results  from  interest  rate  changes or  prepayments  on the underlying  mortgages.  In the case of stripped  mortgage-related  securities,  if they experience greater rates of prepayment than were anticipated, the Underlying Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates,  prepayments of mortgage-related  securities may occur at slower than expected rates.  Slower  prepayments  effectively may lengthen a mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the security to fluctuate  more widely in responses to changes in interest  rates.  If the  prepayments  on the Underlying  Fund's  mortgage-related  securities  were to decrease broadly, the Underlying Fund's effective duration and therefore its sensitivity to interest rates, would increase.

         As with other debt  securities,  the values of  mortgage-related  securities may be affected by changes in the market's  perception of the  creditworthiness  of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

         o Collateralized  Mortgage  Obligations.  Collateralized  mortgage  obligations or "CMOs," are multi-class
bonds  that  are  backed  by  pools  of  mortgage  loans  or  mortgage  pass-through  certificates.   They  may  be
collateralized by:
(1)      pass-through  certificates issued or guaranteed by Government National Mortgage  Association (Ginnie Mae),
                        Federal  National  Mortgage  Association  (Fannie  Mae),  or  Federal  Home  Loan  Mortgage
                        Corporation (Freddie Mac),
(2)      unsecuritized  mortgage  loans  insured  by  the  Federal  Housing  Administration  or  guaranteed  by the
                        Department of Veterans' Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage-related securities, or
(5)      any combination of these.

         Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific  coupon  rate and has a stated
maturity or final  distribution  date.  Principal  prepayments on the underlying  mortgages may cause the CMO to be retired  much  earlier than the stated  maturity or final  distribution  date.  The  principal  and interest on the underlying  mortgages may be allocated  among the several  classes of a series of a CMO in different  ways.  One or more  tranches may have coupon  rates that reset  periodically  at a specified  increase  over an index.  These are floating rate CMOs,  and  typically  have a cap on the coupon rate.  Inverse  floating rate CMOs have a coupon rate that moves in the  reverse  direction  to an  applicable  index.  The coupon  rate on these CMOs will  increase  as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X| U.S. Government  Securities.  Some of the Underlying Funds may invest in U.S.  Government  securities.
These  are  securities  issued  or  guaranteed  by  the  U.S.  Treasury  or  other  U.S.   government  agencies  or
federally-chartered  corporate  entities  referred to as  "instrumentalities."  The obligations of U.S.  government agencies or  instrumentalities  in which the Underlying  Funds can invest may or may not be guaranteed or supported by the "full  faith and credit" of the United  States.  "Full faith and  credit"  means  generally  that the taxing power of the U.S.  government is pledged to the payment of interest and repayment of principal on a security.  If a security  is not  backed by the full faith and credit of the United  States,  the owner of the  security  must look principally  to the agency  issuing the  obligation  for  repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

         o U.S.  Treasury  Obligations.  These include  Treasury  bills (which have  maturities of one year or less when issued),  Treasury  notes (which have  maturities of more than one year and up to ten years when issued),  and
Treasury bonds (which have  maturities of more than ten years when issued).  Treasury  securities are backed by the full faith and credit of the United States as to timely  payments of interest and  repayments  of principal.  Other
U.S.  Treasury  obligations  the  Underlying  Funds  can buy  include  U. S.  Treasury  securities  that  have been
"stripped"  by a Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury  securities  described  below,  and  Treasury
Inflation-Protection Securities ("TIPS").

         o Treasury  Inflation-Protection  Securities.  Some of the Underlying  Funds can buy these TIPS, which are designed to provide an investment  vehicle that is not  vulnerable to inflation.  The interest rate paid by TIPS is fixed.  The principal value rises or falls  semi-annually  based on changes in the published  Consumer Price Index.
If  inflation  occurs,  the  principal  and  interest  payments  on TIPS are  adjusted  to protect  investors  from inflationary  loss. If deflation occurs,  the principal and interest payments will be adjusted  downward,  although the principal will not fall below its face amount at maturity.

         o  Obligations  Issued or  Guaranteed  by U.S.  Government  Agencies or  Instrumentalities.  These include direct  obligations  and  mortgage-related  securities  that  have  different  levels of  credit  support  from the government.  Some are supported by the full faith and credit of the U.S.  government,  such as Government  National
Mortgage  Association  pass-through  mortgage  certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S.  Treasury  under certain  circumstances,  such as Federal  National  Mortgage
Association  bonds.  Others are supported  only by the credit of the entity that issued them,  such as Federal Home
Loan Mortgage Corporation obligations.

         o  Mortgage-Related  U.S.  Government  Securities.  These  include  interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized  mortgage  obligations  and  other  "pass-through"  mortgage securities.  CMOs that are U.S. government  securities have collateral to secure payment of interest and principal.
They may be issued in different  series with different  interest rates and maturities.  The collateral is either in the form of  mortgage  pass-through  certificates  issued or  guaranteed  by a U.S.  agency or  instrumentality  or mortgage loans insured by a U.S.  government agency. For specific  limitations on the Underlying Funds' investments in  mortgage-related  U.S.  government  securities,  refer  to the  Statement  of  Additional  Information  for the
Underlying Fund.

         The prices and yields of CMOs are determined,  in part, by assumptions  about the cash flows from the rate of payments of the underlying  mortgages.  Changes in interest rates may cause the rate of expected  prepayments of those  mortgages to change.  In general,  prepayments  increase when general  interest rates fall and decrease when interest rates rise.

         If  prepayments  of mortgages  underlying a CMO occur faster than expected when interest  rates fall,  the market  value and yield of the CMO will be reduced.  Additionally,  an  Underlying  Fund may have to  reinvest  the prepayment proceeds in other securities paying interest at lower rates, which could reduce that fund's yield.

         When  interest  rates  rise  rapidly,  if  prepayments  occur  more  slowly  than  expected,  a short-  or medium-term CMO can in effect become a long-term  security,  subject to greater  fluctuations  in value.  These are the  prepayment  risks  described  above and can make the prices of CMOs very volatile when interest  rates change.
The prices of longer-term debt securities tend to fluctuate more than those of shorter-term  debt securities.  That volatility will affect the Underlying Funds' share prices.

o        GNMA (Ginnie Mae) Certificates.  The Government National Mortgage  Association  ("GNMA") is a wholly-owned corporate  instrumentality  of the United  States  within the U.S.  Department  of Housing  and Urban  Development.
GNMA's  principal  programs  involve its guarantees of  privately-issued  securities  backed by pools of mortgages.
Ginnie Maes are debt  securities  representing  an interest in one or a pool of  mortgages  that are insured by the
Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.

         The Ginnie Maes in which some of the  Underlying  Funds  invest are of the "fully  modified  pass-through"
type.  They provide that the registered  holders of the  Certificates  will receive timely monthly  payments of the pro-rata share of the scheduled  principal payments on the underlying  mortgages,  whether or not those amounts are collected  by the  issuers.  Amounts  paid  include,  on a pro rata basis,  any  prepayment  of  principal  of such mortgages and interest  (net of servicing  and other  charges) on the  aggregate  unpaid  principal  balance of the
Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes  purchased by the  Underlying  Fund are  guaranteed as to timely  payment of principal and interest by GNMA. In giving that  guaranty,  GNMA expects that  payments  received by the issuers of Ginnie Macs on account of the mortgages  backing the  Certificates  will be sufficient to make the required  payments of principal of and  interest on those  Ginnie Maes.  However,  if those  payments  are  insufficient,  the guaranty  agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances  sufficient  for the payments.
If the issuers fail to make those payments, GNMA will do so.

         Under  federal  law,  the full  faith and credit of the  United  States is  pledged to the  payment of all amounts that may be required to be paid under any guaranty  issued by GNMA as to such  mortgage  pools.  An opinion of an  Assistant  Attorney  General of the United  States,  dated  December 9, 1969,  states  that such  guaranties
"constitute  general  obligations  of the United  States backed by its full faith and credit." GNMA is empowered to borrow from the United  States  Treasury to the extent  necessary to make any  payments of  principal  and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying  FHA-insured,  FMHA-insured or  VA-guaranteed  mortgages.  Except to the  extent  of  payments  received  by the  issuers  on  account  of such mortgages,  Ginnie Maes do not constitute a liability of those issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against  GNMA.  Holders of Ginnie Maes (such as the  Underlying  Fund) have no security interest in or lien on the underlying mortgages.

         Monthly  payments of principal will be made,  and additional  prepayments of principal may be made, to the
Underlying  Fund with respect to the mortgages  underlying the Ginnie Maes held by the Underlying  Fund. All of the mortgages in the pools  relating to the Ginnie Maes in the  Underlying  Fund are subject to prepayment  without any significant  premium or penalty,  at the option of the mortgagors.  While the mortgages on 1-to-4-family  dwellings underlying  certain  Ginnie Maes have a stated  maturity of up to thirty (30) years,  it has been the experience of the mortgage industry that the average life of comparable  mortgages,  as a result of prepayments,  refinancing and payments from foreclosures, is considerably less.

o        Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a corporate instrumentality of the
United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)      interest payments less servicing and guarantee fees,
(ii)     principal prepayments, and
(iii)    the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

         The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

o        Federal National Mortgage  Association (Fannie Mae) Certificates.  Fannie Mae, a  federally-chartered  and privately-owned  corporation,  issues Fannie Mae Certificates which are backed by a pool of mortgage loans.  Fannie
Mae  guarantees  to each  registered  holder of a Fannie Mae  Certificate  that the  holder  will  receive  amounts representing the holder's  proportionate  interest in scheduled principal and interest payments,  and any principal prepayments,  on the mortgage  loans in the pool  represented  by such  Certificate,  less  servicing and guarantee fees, and the holder's  proportionate  interest in the full principal  amount of any foreclosed or other liquidated mortgage  loan.  In each case the  guarantee  applies  whether or not those  amounts  are  actually  received.  The obligations  of Fannie  Mae under its  guarantees  are  obligations  solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

o        Commercial  (Privately-Issued)  Mortgage  Related  Securities.  Some of the Underlying Funds can invest in commercial  mortgage-related  securities  issued by  private  entities.  Generally  these are  multi-class  debt or pass-through  certificates secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These  securities  typically are  structured to provide  protection to investors in senior  classes from possible losses on the underlying loans.  They do so by having holders of subordinated  classes take the first loss if there are  defaults on the  underlying  loans.  They may also be  protected  to some extent by  guarantees, reserve funds or additional collateralization mechanisms.

o        "Stripped"   Mortgage  Related   Securities.   Some  of  the  Underlying  Funds  may  invest  in  stripped mortgage-related  securities  that are created by  segregating  the cash flows from  underlying  mortgage  loans or mortgage  securities  to create two or more new  securities.  Each has a  specified  percentage  of the  underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage  securities  may be  partially  stripped  so that each  class  receives  some  interest  and some principal.  However,  they may be completely  stripped.  In that case all of the interest is distributed to holders of one type of security,  known as an "interest-only"  security,  or "I/O," and all of the principal is distributed to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for pass through certificates or CMOs.

         The  yields  to  maturity  of I/Os  and  P/Os  are  very  sensitive  to  principal  repayments  (including prepayments)  on the  underlying  mortgages.  If the  underlying  mortgages  experience  greater  than  anticipated prepayments  of  principal,  the  Underlying  Fund might not fully recoup its  investment  in an I/O based on those assets. If underlying  mortgages experience less than anticipated  prepayments of principal,  the yield on the P/Os based on them could  decline  substantially.  The market for some of these  securities  may be  limited,  making it difficult for the Underlying Fund to dispose of its holdings at an acceptable price.

o        Zero-Coupon  Securities  of  Private-Issuers.  Real Asset Fund may also invest in  zero-coupon  securities issued by private-issuers  such as domestic or foreign  corporations.  These securities have the same interest rate risks  as  described  above  for  zero-coupon  U.S.  Treasury  securities.  An  additional  risk of  private-issuer zero-coupon  securities  is the credit  risk that the issuer  will be unable to make  payment  at  maturity  of the obligation.

o        High-Yield  Securities.  Real  Asset  Fund  may  invest  up to 10%  of  its  total  assets  in  high-risk, high-yield,  lower-grade debt securities (commonly called "junk bonds"),  whether they are rated or unrated.  While
Real Asset Fund may invest in lower-grade debt securities,  it is not currently  contemplated  that Real Asset Fund will do so to a significant  extent.  Real Asset Fund's Sub-Advisor will not rely solely on the ratings assigned by rating  services,  and Real Asset Fund may invest in unrated  securities  which offer, in the opinion of Real Asset
Fund's Sub-Advisor, comparable yields and risks as those rated securities in which Real Asset Fund may invest.

         High-yield  securities  are  rated  "BB" or below by  Standard  & Poor's  Corporation  or "Ba" or below by
Moody's Investors Service,  Inc., or have a similar credit risk rating by another rating organization.  If they are unrated,  Real  Asset  Fund's  Sub-Advisor  will  assign  a rating  to them  that the  Sub-Advisor  believes  is of comparable  quality to rated  securities.  High-yield  securities are considered  more risky than  investment-grade bonds because there is greater  uncertainty  regarding  the economic  viability of the issuer.  Real Asset Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P.

o        Special Risks of High-Yield Securities. Risks of high-yield securities may include:
(1)      limited liquidity and secondary market support,
(2)      substantial market price volatility resulting from changes in prevailing interest rates,
(3)      subordination to the prior claims of banks and other senior lenders,
(4)      the  operation  of  mandatory  sinking  fund or  call/redemption  provisions  during  periods of declining interest  rates that could  cause Real  Asset  Fund to  reinvest  premature  redemption proceeds only in lower yielding portfolio securities,
(5)      the possibility that earnings of the issuer may be insufficient to meet its debt service, and
(6)      the issuer's low  creditworthiness  and potential for insolvency  during periods of rising  interest rates and economic downturn.

         As a result of the limited  liquidity of  high-yield  securities,  their prices have at times  experienced significant  and rapid  decline when a substantial  number of holders  decided to sell. A decline is also likely in the  high-yield  bond market during an economic  downturn.  An economic  downturn or an increase in interest  rates could severely  disrupt the market for  high-yield  bonds and adversely  affect the value of outstanding  bonds and the ability of the issuers to repay principal and interest.

|X|      Asset-Backed   Securities.   Some  of  the  Underlying  Funds  may  invest  in  asset-backed   securities.
Asset-backed  securities are fractional  interests in pools of assets,  typically  accounts  receivable or consumer loans.  They are issued by trusts or  special-purpose  corporations.  These  securities  are subject to  prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying  loans in the pool.  They are similar to  mortgage-backed  securities,  described  above,  and are backed by a pool of assets that consist of obligations of individual  borrowers.  The income from the pool is passed  through to the holders of  participation interest  in the  pools.  The pools may offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the enhancement, if any,  might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required payments of interest or  repayments  of principal  are not made,  an  Underlying  Fund could  suffer  losses on its investment or delays in receiving payment.

         The value of an  asset-backed  security  is affected by changes in the  market's  perception  of the asset backing the security,  the  creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution  providing any credit enhancement,  and is also affected if any credit enhancement has been  exhausted.  The risks of investing in asset-backed  securities are ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security, an Underlying Fund would generally have no recourse  to the entity that  originated  the loans in the event of default by a borrower.  The  underlying loans are subject to prepayments,  which may shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

|X|      Participation Interests.  Some of the Underlying Funds can invest in participation  interests,  subject to the Underlying Fund's limitation on investments in illiquid investments.  A participation  interest is an undivided interest in a loan made by the issuing  financial  institution  in the  proportion  that the buyer's  participation interest  bears  to the  total  principal  amount  of the  loan.  The  issuing  financial  institution  may have no obligation  to this  fund  other  than to pay this fund the  proportionate  amount of the  principal  and  interest payments it receives.  For specific  limitations on the Underlying Funds'  investments in participation  interests, refer to the Statement of Additional Information for the Underlying Fund.

         Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation, which is obligated  to make  payments of  principal  and interest on the loan.  There is a risk that a borrower may have  difficulty  making  payments.  If a borrower  fails to pay  scheduled  interest  or  principal  payments,  an
Underlying Fund could  experience a reduction in its income.  The value of that  participation  interest might also decline,  which  could  affect  the net asset  value of an  Underlying  Fund's  shares.  If the  issuing  financial institution  fails to perform its obligations  under the  participation  agreement,  an Underlying Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|      Bank  Obligations  and Securities  That Are Secured By Them.  Some of the  Underlying  Funds can invest in bank obligations,  including time deposits,  certificates of deposit, and bankers' acceptances. They must be either obligations  of a domestic  bank with total  assets of at least $1 billion or  obligations  of a foreign  bank with total assets of at least U.S. $1 billion.  These  Underlying  Funds may also invest in instruments  secured by bank obligations  (for  example,  debt which is guaranteed  by the bank).  For purposes of this policy,  the term "bank"
includes  commercial banks,  savings banks, and savings and loan associations that may or may not be members of the
Federal Deposit Insurance Corporation.

         Time deposits are  non-negotiable  deposits in a bank for a specified  period of time at a stated interest rate.  They may or may not be  subject  to  withdrawal  penalties.  However,  time  deposits  that are  subject  to withdrawal  penalties,  other  than  those  maturing  in seven  days or less,  are  subject  to the  limitation  on investments by the Underlying Fund in illiquid investments.

         Bankers'  acceptances are marketable  short-term  credit  instruments used to finance the import,  export, transfer or storage of goods.  They are deemed "accepted" when a bank guarantees their payment at maturity.

|X|      Investment-Grade  Bonds.  Some of the Underlying  Funds may invest in  investment-grade  debt  obligations rated in the four highest  investment  categories  by Standard & Poor's  Corporation,  Moody's  Investors  Service,
Inc.,  or by  another  NRSRO.  If they are  unrated,  they will be  assigned a rating to be  considered  of similar quality to obligations that are rated investment grade.  These investments may include:

o        Corporate  Bonds.  Some  of the  Underlying  Funds  may  invest  in debt  securities  issued  by  domestic corporations.

o        Foreign Bonds.  Some of the  Underlying  Funds may invest in bonds and other debt  securities  denominated in currencies  other than the U.S.  dollar.  Generally,  these  securities are issued by foreign  corporations  and foreign  governments  and  are  traded  on  foreign  markets.  Investment  in  foreign  debt  securities  that  are denominated  in foreign  currencies  involve  certain  additional  risks,  which are described  below,  in "Foreign
Securities."

|X|      Foreign Securities.  Some of the Underlying Funds may invest in foreign securities.  "Foreign  securities"
include equity and debt  securities  issued or guaranteed by companies  organized under the laws of countries other than the United States and debt securities  issued or guaranteed by governments  other than the U.S.  government or by foreign  supra-national  entities,  such as the World Bank. Real Estate Fund can purchase  securities  issued by foreign real estate  companies.  Those securities may be traded on foreign  securities  exchanges or in the foreign over-the-counter  markets.  Securities  denominated  in  foreign  currencies  issued  by U.S.  companies  are  also considered  to be "foreign  securities."  For specific  information  on the type of  securities  that an Underlying
Fund considers  "foreign  securities"  and the  limitations  on the total amount of assets of the Underlying  Funds that can be invested in foreign  securities,  refer to the Prospectus and Statement of Additional  Information  for
the Underlying Fund.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer income  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio value by taking advantage of foreign  securities  markets that do not move in a manner  parallel to U.S.  markets,  or to benefit from the  appreciation  relative to the U.S.  Dollar of foreign  currencies in which such securities may denominated.  The Underlying Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

         o  Foreign  Debt  Obligations.  The  debt  obligations  of a  foreign  government  and  its  agencies  and instrumentalities  may or may not be supported by the full faith and credit of the foreign government.  Some of the
Underlying  Funds  can  buy  securities  issued  by  certain  "supra-national"  entities,  which  include  entities designated or supported by governments to promote economic  reconstruction  or development,  international  banking organizations  and  related  government  agencies.  Examples  are the  International  Bank for  Reconstruction  and
Development  (commonly  called the "World Bank"),  the Asian  Development bank and the  Inter-American  Development
Bank.

         The governmental members of these  supra-national  entities are "stockholders" that typically make capital contributions  and may be committed to make additional  capital  contributions if the entity is unable to repay its borrowings.  A  supra-national  entity's  lending  activities  may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

         Some of the  Underlying  Funds can invest in U.S.  dollar-denominated  "Brady  Bonds."  These foreign debt obligations may be fixed-rate par bonds or  floating-rate  discount  bonds.  They are generally  collateralized  in full as to  repayment  of  principal  at  maturity  by U.S.  Treasury  zero-coupon  obligations  that have the same maturity  as the Brady  Bonds.  Brady Bonds can be viewed as having  three or four  valuation  components:  (i) the collateralized  repayment of principal at final maturity;  (ii) the  collateralized  interest  payments;  (iii) the uncollateralized  interest  payments;  and (iv) any  uncollateralized  repayment of  principal  at maturity.  Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized  Brady Bonds resulting in acceleration of the payment  obligations of the issuer,  the zero-coupon U.S.  Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral  will be held by the collateral  agent to the scheduled  maturity of the defaulted Brady Bonds.  The defaulted bonds will continue to remain  outstanding,  and the face amount of the  collateral  will equal the principal  payments  which would have then been due on the Brady Bonds in the normal  course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private  entities of countries  issuing
Brady Bonds, Brady Bonds are considered speculative investments.

         Because some of the Underlying Funds can purchase securities  denominated in foreign currencies,  a change in the value of a foreign  currency  against the U.S.  dollar  could result in a change in the amount of income the
Underlying Fund has available for  distribution.  Because a portion of an Underlying  Fund's  investment income may be received in foreign  currencies,  an Underlying Fund will be required to compute its income in U.S.  dollars for distribution  to  shareholders,  and therefore the Underlying  Fund will absorb the cost of currency  fluctuations.
After the Underlying Fund has distributed  income,  subsequent foreign currency losses may result in the Underlying
Fund's having  distributed  more income in a particular  fiscal period than was available from  investment  income, which could result in a return of capital to shareholders.

|X|      Passive Foreign  Investment  Companies.  Some securities of corporations  domiciled outside the U.S. which the Underlying Funds may purchase,  may be considered  passive foreign  investment  companies  ("PFICs") under U.S.
tax laws. PFICs are those foreign  corporations  which generate  primarily  passive income.  They tend to be growth companies or "start-up"  companies.  For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross  income  for the income  year is  passive  income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

         Investing in PFICs  involves the risks  associated  with  investing  in foreign  securities,  as described above.  There are also the risks that the Underlying Fund may not realize that a foreign  corporation it invests in is a PFIC for federal tax purposes.  Federal tax laws impose  severe tax  penalties for failure to properly  report investment  income from PFICs.  Following  industry  standards,  the  Underlying  Funds make every effort to ensure compliance  with federal tax  reporting of these  investments.  PFICs are  considered  foreign  securities  for the purposes  of the  Underlying  Fund's  minimum  percentage  requirements  or  limitations  of  investing  in foreign securities.

         Subject to the limits  under the  Investment  Company  Act of 1940 (the  "Investment  Company  Act"),  the
Underlying  Fund may also  invest in foreign  mutual  funds which are also deemed  PFICs  (since  nearly all of the income of a mutual fund is  generally  passive  income).  Investing  in these types of PFICs may allow  exposure to various  countries  because  some foreign  countries  limit,  or prohibit,  all direct  foreign  investment  in the securities of companies domiciled therein.

         In addition to bearing  their  proportionate  share of a fund's  expenses  (management  fees and operating expenses),  shareholders  will  also  indirectly  bear  similar  expenses  of such  entities.  Additional  risks of investing in other investment companies are described below under "Investment in Other Investment Companies."

         o Risks of Foreign  Investing.  Investments  in foreign  securities  may offer special  opportunities  for investing but also present special additional risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;

o        fluctuation in value of foreign  investments  due to changes in currency,  rates or currency  devaluation, or currency control regulations (for example, currency blockage);

o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        foreign withholding taxes;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         o Special  Risks of Emerging  Markets.  Emerging  and  developing  markets  abroad may also offer  special opportunities  for investing but have greater risks than more developed  foreign markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less  liquidity  in their  securities  markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation of income and profits because of currency  restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability,  which can greatly affect the volatility of prices of securities in those  countries.  The Underlying  Funds' manager will consider  these factors when  evaluating  securities in these markets.  For specific  limitations on the Underlying
Funds'  investments in emerging and developing  markets,  refer to the Statement of Additional  Information for the
Underlying Fund.

              ?   Settlement of  Transactions.  Settlement  procedures in developing  markets may differ from those of more  established  securities  markets.  Settlements  may also be delayed by  operational  problems.  Securities issued by developing  countries  and by issuers  located in those  countries may be subject to extended  settlement periods.  Delays in settlement  could result in temporary  periods  during which a portion of an Underlying  Fund's assets is  uninvested  and no  return  is earned on those  assets.  The  inability  of an  Underlying  Fund to make intended  purchases of securities  due to settlement  problems  could cause an Underlying  Fund to miss  investment opportunities.  An Underlying  Fund could suffer losses from the inability to dispose of portfolio  securities  due to settlement  problems.  As a result there could be subsequent declines in the value of the portfolio security,  a decrease in the level of liquidity of an Underlying  Fund's  portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

              ?   Price  Volatility.  Securities  prices in developing  markets may be significantly  more volatile than is the case in more developed  nations of the world. In particular,  countries with emerging  markets may have relatively unstable governments.  That presents the risk of nationalization of businesses,  restrictions on foreign ownership or prohibitions  of  repatriation of assets.  These countries may have less protection of property rights than more  developed  countries.  The economies of developing  countries may be  predominantly  based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

              ?   Less Developed  Securities  Markets.  Developing  market  countries may have less  well-developed securities  markets and exchanges.  Consequently they have lower trading volume than the securities markets of more developed  countries.  These  markets  may be unable  to  respond  effectively  to  increases  in  trading  volume.
Therefore,  prompt  liquidation of substantial  portfolio  holdings may be difficult at times.  As a result,  these markets may be  substantially  less liquid than those of more  developed  countries,  and the securities of issuers located in these markets may have limited marketability.

              ?   Government  Restrictions.  In certain developing  countries,  government approval may be required for the  repatriation of investment  income,  capital or the proceeds of sales of securities by foreign  investors, such as an Underlying Fund. Also, a government might impose temporary  restrictions on remitting  capital abroad if the country's balance of payments  deteriorates,  or it might do so for other reasons.  If government approval were delayed or refused,  an Underlying  Fund could be adversely  affected.  Additionally,  an Underlying  Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

         Among the  countries  that the Manager  has  identified  as  developing  or  emerging  markets in which an
Underlying  Fund will consider  investing are the following  countries.  An Underlying Fund might not invest in all of these countries and the list may change.

 Algeria                  Czech Republic         Ivory Coast         Nigeria                   Sri Lanka
 Argentina                Ecuador                Jamaica             Pakistan                  Swaziland
 Bangladesh               Egypt                  Jordan              Paraguay                  Taiwan
 Bolivia                  Estonia                Kenya               Peru                      Tanzania
 Botswana                 Ghana                  Latvia              Philippines               Thailand
 Brazil                   Greece                 Lebanon             Poland                    Tunisia
 Bulgaria                 Guyana                 Lithuania           Portugal                  Turkey
 Chile                    Hong Kong              Malaysia            Russia                    Ukraine
 China                    Hungary                Mauritius           Singapore                 Uruguay
 Colombia                 India                  Mexico              Slovakia Republic         Venezuela
 Costa Rica               Indonesia              Morocco             Slovenia                  Vietnam
 Croatia                  Iran                   Myanmar             South Africa              Zambia
 Cyprus                   Israel                 Namibia             South Korea               Zimbabwe

              ?   Privatization  Programs.  The  governments  in some  developing  countries  have been  engaged in programs to sell all or part of their  interests  in  government-owned  or  controlled  enterprises.  Privatization programs may offer opportunities for significant capital  appreciation,  and the Manager may invest Underlying Fund assets in  privatization  programs in what it  considers to be  appropriate  circumstances.  In certain  developing countries,  the ability of foreign  entities such as an Underlying  Fund to participate in  privatization  programs may be  limited  by local  law.  Additionally,  the  terms  on  which an  Underlying  Fund  might be  permitted  to participate  may be less  advantageous  than  those  afforded  local  investors.  There  can be no  assurance  that privatization programs will be successful.

Other Investment Techniques and Strategies.  In seeking their investment  objectives,  certain Underlying Funds may from time to time use the types of investment  strategies and investments  described  below.  They are not required to use all of these strategies at all times, and at times may not use them.

         |X|  Zero-Coupon  Securities.  Some of the  Underlying  Funds  can buy  zero-coupon  and  delayed-interest securities,  and  "stripped"  securities.  Stripped  securities  are debt  securities  whose  interest  coupons are separated  from the  security  and  sold  separately.  Some of the  Underlying  Funds  can buy  different  types of zero-coupon or stripped  securities,  including,  among others,  foreign debt securities and U.S. Treasury notes or bonds that have been stripped of their interest coupons,  U.S. Treasury bills issued without interest coupons,  and certificates representing interests in stripped securities.

         Zero-coupon  securities do not make periodic  interest payments and are sold at a deep discount from their face value at  maturity.  The buyer  recognizes  a rate of return  determined  by the gradual  appreciation  of the security,  which is  redeemed  at face  value on a  specified  maturity  date.  This  discount  depends on the time remaining  until  maturity,  as well as  prevailing  interest  rates,  the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality,  the discount typically  decreases as the maturity  date  approaches.  Some  zero-coupon  securities  are  convertible,  in that they are  zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally  more volatile than the value of other debt  securities.  Their value may fall more  dramatically  than the value of  interest-bearing  securities when  prevailing  interest rates rise.
When prevailing  interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         An Underlying  Fund's  investment in zero-coupon  securities  may cause that fund to recognize  income and make  distributions  to  shareholders  before it receives  any cash  payments  on the  zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  that fund may have to sell portfolio securities that it otherwise  might have  continued to hold or to use cash flows from other sources such as the sale of the Underlying
Fund shares.

         |X|  "Stripped"  Mortgage-Related  Securities.  Some  of the  Underlying  Funds  can  invest  in  stripped mortgage-related  securities  that are created by  segregating  the cash flows from  underlying  mortgage  loans or mortgage  securities  to create two or more new  securities.  Each has a  specified  percentage  of the  underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage  securities  may be  partially  stripped  so that each  class  receives  some  interest  and some principal.  However,  they may be completely  stripped.  In that case all of the interest is distributed to holders of one type of security,  known as an "interest-only"  security,  or "I/O," and all of the principal is distributed to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for pass through certificates or CMOs.

         The  yields  to  maturity  of I/Os  and  P/Os  are  very  sensitive  to  principal  repayments  (including prepayments)  on the  underlying  mortgages.  If the  underlying  mortgages  experience  greater  than  anticipated prepayments  of  principal,  an  Underlying  Fund might not fully  recoup its  investment  in an I/O based on those assets. If underlying  mortgages experience less than anticipated  prepayments of principal,  the yield on the P/Os based on them could  decline  substantially.  The market for some of these  securities  may be  limited,  making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

         |X| Floating Rate and Variable Rate  Obligations.  Some securities  that some of the Underlying  Funds can purchase  have variable or floating  interest  rates.  Variable  rates are adjusted at stated  periodic  intervals.
Variable rate  obligations  may have a demand feature that allows the  Underlying  Fund to tender the obligation to the  issuer or a third  party  prior to its  maturity.  The  tender  may be at par  value  plus  accrued  interest, according to the terms of the obligations.

         The interest  rate on a floating  rate note is adjusted  automatically  according  to a stated  prevailing market  rate,  such as a bank's  prime rate,  the 91-day  U.S.  Treasury  Bill rate,  or some other  standard.  The instrument's rate is adjusted  automatically  each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated  prevailing market rate but is adjusted  automatically at specified  intervals.
Generally,  the changes in the interest rate on such  securities  reduce the  fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate  obligations of the same maturity.  The Underlying Fund's manager may determine that an unrated floating rate or variable  rate  obligation  meets the Fund's  quality  standards  by reason of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating  rate and variable  rate demand notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying  security at specified  intervals not  exceeding  one year and upon no more than 30 days'  notice.  The  issuer of that type of note  normally  has a corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

         Step-coupon  bonds have a coupon interest rate that changes  periodically  during the life of the security on predetermined dates that are set when the security is issued.

         |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  Some of the  Underlying  Funds  may  invest in securities  on  a  "when-issued"  basis  and  may  purchase  or  sell  securities  on a  "delayed-delivery"  basis.
When-issued  and  delayed-delivery  are terms that refer to securities  whose terms and indenture are available and for which a market  exists,  but which are not available for immediate  delivery.  For specific  limitations on the
Underlying  Funds'  investments in "when-issued"  and  "delayed-delivery"  transactions,  refer to the Statement of
Additional Information for the Underlying Fund.

         When such  transactions are negotiated,  the price (which is generally  expressed in yield terms) is fixed at the time the  commitment  is made.  Delivery  and payment  for the  securities  take place at a later date.  The securities are subject to change in value from market  fluctuations  during the period until settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected by the Underlying  Fund's manager before  settlement will affect the value of such securities and may cause a loss to an Underlying  Fund.  During the period between  purchase and settlement,  no payment is made by an
Underlying  Fund to the  issuer  and no  interest  accrues  to the  Underlying  Fund from the  investment  until it receives the security at settlement.  There is a risk of loss to the  Underlying  Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

         Some of the  Underlying  Funds may  engage  in  when-issued  transactions  to secure  what  their  manager considers to be an  advantageous  price and yield at the time the  obligation is entered  into.  When an Underlying
Fund  enters into a  when-issued  or  delayed-delivery  transaction,  it relies on the other party to complete  the transaction.  Its failure to do so may cause an Underlying  Fund to lose the  opportunity to obtain the security at a price and yield its manager considers to be advantageous.

         When an Underlying  Fund engages in  when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies or for delivery pursuant to options  contracts it has entered  into,  and not for the purpose of investment  leverage.  Although an
Underlying Fund will enter into  delayed-delivery or when-issued  purchase  transactions to acquire securities,  it may dispose of a commitment  prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a  when-issued  security  prior to its  acquisition  or to dispose of its right to  delivery  or receive  against a forward commitment, it may incur a gain or loss.

         At the time an Underlying  Fund makes the  commitment  to purchase or sell a security on a when-issued  or delayed-delivery  basis, it records the  transaction on its books and reflects the value of the security  purchased in determining its net asset value. In a sale  transaction,  it records the proceeds to be received.  An Underlying
Fund will  identify on its books  liquid  assets at least equal in value to the value of its  purchase  commitments until it pays for the investment.

         When-issued and  delayed-delivery  transactions can be used by an Underlying Fund as a defensive technique to hedge against  anticipated  changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices,  an Underlying Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest rates and rising prices,  an  Underlying  Fund might sell  portfolio  securities  and purchase the same or similar  securities  on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Repurchase  Agreements.  Some of the  Underlying  Funds can acquire  securities  subject to repurchase agreements.  An Underlying Fund might do so for liquidity purposes to meet anticipated  redemptions of fund shares, or pending the  investment  of the  proceeds  from sales of fund  shares,  or pending the  settlement  of portfolio securities transactions, or for temporary defensive purposes.

         In a repurchase  transaction,  an Underlying Fund buys a security from, and simultaneously  resells it to, an approved  vendor for delivery on an  agreed-upon  future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Underlying Fund's manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to an Underlying Fund's limits on holding illiquid  investments.  There is generally no limit on the amount of the Underlying  Funds' net assets that may be subject to repurchase  agreements  having maturities of seven days or less for defensive  purposes.  For specific  limitations  on the  Underlying  Funds'  investments  in securities subject to repurchase agreements, refer to the Statement of Additional Information for the Underlying Fund.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act are  collateralized  by the underlying  security.  The Underlying Funds' repurchase  agreements  require that at all times while the repurchase agreement  is in  effect,  the  value  of the  collateral  must  equal  or  exceed  the  repurchase  price to fully collateralize  the  repayment  obligation.  However,  if the vendor  fails to pay the resale  price on the delivery date,  the Underlying  Fund may incur costs in disposing of the  collateral  and may experience  losses if there is any delay in its ability to do so. The  Underlying  Funds'  manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive  Order  issued by the SEC,  the  Underlying  Funds,  along with other  affiliated entities  managed by their  manager,  may  transfer  uninvested  cash  balances  into one or more joint  repurchase accounts.  These  balances  are  invested  in one  or  more  repurchase  agreements,  secured  by  U.S.  government securities.  Securities  that are pledged as collateral  for  repurchase  agreements  are held by a custodian  bank until the agreements  mature.  Each joint repurchase  arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o        Reverse  Repurchase  Agreements.  Some of the Underlying  Funds can use reverse  repurchase  agreements on debt  obligations it owns.  Under a reverse  repurchase  agreement,  the Underlying  Fund sells an underlying  debt obligation and  simultaneously  agrees to repurchase  the same security at an  agreed-upon  price on an agreed-upon date.  The  Underlying  Fund  will  identify  on its books  liquid  assets  in an  amount  sufficient  to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

         These  transactions  involve the risk that the market value of the securities  sold by the Underlying Fund under a reverse  repurchase  agreement  could decline below the price at which the Underlying  Fund is obligated to repurchase  them.  These  agreements  are considered  borrowings by the Underlying  Fund and will be subject to the asset coverage requirement under the Underlying Fund's policy on borrowing.

|X|      Investment in Other Investment  Companies.  Some of the Underlying Funds can also invest in the securities of other  investment  companies,  which can include open-end funds,  closed-end  funds and unit investment  trusts, subject  to the limits set forth in the  Investment  Company  Act that  apply to those  types of  investments.  For example,  an  Underlying  Fund may invest in  Exchange-Traded  Funds,  which are typically  open-end  funds or unit investment  trusts,  listed on a stock exchange.  The Underlying  Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets represented by the Exchange-Traded  Funds' portfolio,  at times when  the  Underlying  Fund  may not be able to buy  those  portfolio  securities  directly.  As a  non-fundamental policy, the Underlying Funds cannot invest in the securities of other registered open-end  investment  companies or registered unit investment  trusts in reliance on  sub-paragraph  (F) or (G) of section  12(d)(1) of the Investment
Company Act.

         Investing in another  investment  company may involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities  and is subject to limitations  under the Investment  Company
Act. The Underlying  Funds do not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a shareholder of an investment  company,  the Underlying Fund would be subject to its ratable share of that investment  company's expenses,  including its advisory and administration  expenses.  For specific  limitations on the Underlying Funds'
investments in securities of other investment companies,  refer to the Statement of Additional  Information for the
Underlying  Fund. The  Underlying  Funds do not  anticipate  investing a substantial  amount of their net assets in shares of other investment companies.

|X|      Real Estate Investment  Trusts (REITs).  Some of the Underlying Funds can invest in real estate investment trusts,  as well as real  estate  development  companies  and  operating  companies.  They can also buy  shares  of companies  engaged in other real estate  businesses.  REITs are trusts that sell  shares to  investors  and use the proceeds  to  invest in real  estate.  A REIT can  focus on a  particular  project,  such as a  shopping  center or apartment complex, or may buy many properties or properties located in a particular geographic region.

         To the extent a REIT  focuses on a  particular  project,  sector of the real estate  market or  geographic region,  its share price will be affected by economic  and  political  events  affecting  that  project,  sector or geographic  region.  Property  values may fall due to  increasing  vacancies  or  declining  rents  resulting  from unanticipated  economic,  legal, cultural or technological  developments.  REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate  investment  sales market, changes in federal or state taxation policies affecting REITs, and poor management.

|X|      Illiquid and  Restricted  Securities.  Under the policies and  procedures  established  by the  Underlying
Funds' Boards of  Trustees/Directors,  their manager  determines  the liquidity of certain of an Underlying  Fund's investments.  To enable an  Underlying  Fund to sell its holdings of a restricted  security  not  registered  under applicable  securities laws, the Underlying Fund may have to cause those securities to be registered.  The expenses of  registering  restricted  securities  may be negotiated by the  Underlying  Fund with the issuer at the time the
Underlying Fund buys the  securities.  When the Underlying  Fund must arrange  registration  because the Underlying
Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the  Underlying  Fund could sell it. The  Underlying
Fund would bear the risks of any downward price fluctuation during that period.

         The Underlying Funds may also acquire restricted  securities through private placements.  Those securities have  contractual  restrictions  on their public  resale.  Those  restrictions  may make it more difficult to value them,  and might limit an Underlying  Fund's  ability to dispose of the  securities  and might lower the amount the
Underlying Fund could realize upon the sale.

         The  Underlying  Funds have  limitations  that apply to purchases of restricted  securities,  as stated in their  prospectus.  Those percentage  restrictions  generally do not limit purchases of restricted  securities that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the  Securities  Act of 1933,  if those  securities  have been  determined  to be liquid by their  manager  under  Board-approved  guidelines.  Those guidelines  take into account the trading  activity for such securities and the  availability  of reliable  pricing information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  an
Underlying Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities  generally  include  repurchase  agreements  maturing  in more  than  seven  days and participation interests that do not have puts exercisable within seven days.

|X|      Forward Rolls.  Some of the Underlying  Funds can enter into "forward roll"  transactions  with respect to mortgage-related  securities. In this type of transaction,  an Underlying Fund sells a mortgage-related security to a buyer and  simultaneously  agrees to  repurchase a similar  security  (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities that are  repurchased  will have the same interest  rate as the  securities  that are sold,  but  typically  will be  collateralized  by  different  pools of mortgages (with  different  prepayment  histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term  instruments,  such as repurchase  agreements.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate  income to the Underlying  Fund in excess of the yield on the securities that have been sold.

         The  Underlying  Fund will only enter into "covered"  rolls.  To assure its future payment of the purchase price,  the Underlying  Fund will identify on its books liquid assets in an amount equal to the payment  obligation under the roll.

         These  transactions  have risks.  During the period  between the sale and the  repurchase,  the Underlying
Fund will not be entitled to receive  interest and principal  payments on the securities that have been sold. It is possible that the market value of the securities  the Underlying  Fund sells might decline below the price at which the Underlying Fund is obligated to repurchase securities.

|X|      Borrowing  for Leverage.  Many of the  Underlying  Funds have the ability to borrow from banks,  to invest the borrowed funds in portfolio  securities.  This speculative technique is known as "leverage."  Currently,  under the  Investment  Company Act,  absent  exemptive  relief,  a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets  (including the amount  borrowed) less all  liabilities and  indebtedness  other than  borrowing,  except that a fund may borrow up to 5% of its total assets for temporary purposes  from any person.  Under the  Investment  Company Act,  there is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not extended or renewed.  If the value of an Underlying  Fund's assets fails to meet the 300% asset  coverage  requirement,  the  Underlying  Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the Underlying  Fund might have to sell a portion of its investments at a disadvantageous time.

The Underlying Fund will pay interest on its borrowings, and that interest expense will raise the overall expenses of the Underlying Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, an Underlying Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

|X|      Loans of Portfolio  Securities.  To raise cash for income or liquidity  purposes,  some of the  Underlying
Funds can lend their portfolio securities to brokers,  dealers and other types of financial  institutions  approved by the Underlying  Funds' Board of Trustees or Directors.  For specific  limitations on the Underlying Funds' loans of portfolio  securities,  refer to the Statement of Additional  Information for the Underlying  Fund. In addition, these loans are subject to the other  conditions  described  in the  Statement  of  Additional  Information  of the
Underlying Fund.

         There are some risks in connection with securities  lending.  An Underlying Fund might  experience a delay in  receiving  additional  collateral  to secure a loan,  or a delay in  recovery of the loaned  securities  if the borrower  defaults.  An Underlying Fund must receive  collateral for a loan.  Under current  applicable  regulatory requirements  (which are subject to change),  on each  business day the loan  collateral  must be at least equal to the value of the loaned  securities.  It must  consist of cash,  bank letters of credit or  securities  of the U.S.
government  or its  agencies  or  instrumentalities,  or other  cash  equivalents  in which an  Underlying  Fund is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts demanded by the  Underlying  Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

         When it lends  securities,  the  Underlying  Fund  receives  amounts equal to the dividends or interest on loaned  securities.  It also receives one or more of (a) negotiated  loan fees, (b) interest on securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of interest may be shared with the borrower.  The Underlying Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection with these loans. The terms of the Underlying  Fund's loans must meet applicable tests under the Internal  Revenue Code and must permit the Underlying Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         Some of the Underlying Funds may lend their portfolio  securities to brokers,  dealers and other financial institutions  pursuant to the Securities  Lending  Agreement (the  "Securities  Lending  Agreement") with JP Morgan
Chase,  subject to the  restrictions  stated in the  prospectuses  of these  funds.  Under the  Securities  Lending
Agreement and applicable  regulatory  requirements (which are subject to change), the loan collateral must, on each business  day, be at least equal to the value of the loaned  securities  and must consist of cash,  bank letters of credit or securities of the U.S.  Government (or its agencies or  instrumentalities),  or other cash equivalents in which these funds are permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP Morgan Chase, as agent,  amounts  demanded by these funds if the demand meets the terms of the letter.
Such terms of the letter of credit  and the  issuing  bank must be  satisfactory  to JP Morgan  Chase and the fund.
These funds will receive,  pursuant to the Securities  Lending  Agreement,  80% of all annual net income (i.e., net of rebates to the Borrower)  from  securities  lending  transactions.  JP Morgan Chase has agreed,  in general,  to guarantee the obligations of borrowers to return loaned  securities and to be responsible for expenses  relating to securities  lending.  These funds will be responsible,  however,  for risks  associated with the investment of cash collateral,  including  the risk that the issuer of the  security in which the cash  collateral  has been  invested defaults.  The  Securities  Lending  Agreement  may be terminated by either JP Morgan Chase or the fund on 30 days'
written  notice.  The terms of these funds' loans must also meet applicable  tests under the Internal  Revenue Code and  permit  a fund  to  reacquire  loaned  securities  on five  business  days'  notice  or in time to vote on any important  matter.  These funds will lend their  portfolio  securities  in conformity  with each fund's  Securities
Lending Guidelines, as adopted by the Fund's Board.

|X|      Duration  of the Fund's  Portfolio.  Some of the  Underlying  Funds can invest in debt  securities  of any maturity or duration but may have an operating policy to maintain a  dollar-weighted  average  effective  portfolio duration  of not  more  than 3  years.  The goal is to try to  manage  the  sensitivity  of the  Underlying  Fund's portfolio to changes in interest  rates,  and in doing so to manage the volatility of the  Underlying  Fund's share prices in  response  to those  changes.  However,  unanticipated  events  may change the  effective  duration  of a security  after the Underlying  Fund buys it, and there can be no assurance  that the Underlying  Fund will achieve its targeted duration at all times.

         The Manager  determines the effective  duration of debt  obligations  purchased by the Underlying  Fund by considering  various factors that apply to a particular type of debt  obligation,  including those described below.
Duration is a measure of the  expected  life of a security  on a  current-value  basis  expressed  in years,  using calculations that consider the security's yield, coupon interest payments, final maturity and call features.

         While a debt  security's  maturity  can be used to measure  the  sensitivity  of the  security's  price to changes in interest  rates,  the term to maturity of a security does not take into account the pattern (or expected pattern) of the  security's  payments of interest or  principal  prior to  maturity.  Duration,  on the other hand, measures the length of the time  interval  from the present to the time when the interest  and  principal  payments are  scheduled to be received  (or, in the case of a  mortgage-related  security,  when the  interest  payments are expected to be  received).  Duration  calculations  weigh them by the  present  value of the cash to be received at each future point in time. If the interest  payments on a debt security  occur prior to the repayment of principal, the duration of the security is less than its stated  maturity.  For zero-coupon  securities,  duration and term to maturity are equal.

         Absent  other  factors,  the lower the stated or coupon rate of interest on a debt  security or the longer the maturity or the lower the  yield-to-maturity  of the debt  security,  the longer the duration of the  security.
Conversely,  the  higher  the  stated or coupon  rate of  interest,  the  shorter  the  maturity  or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

         Futures,  options  and  options on  futures in general  have  durations  that are  closely  related to the duration of the securities that underlie them.  Holding long futures  positions or call option positions (backed by liquid assets) will tend to lengthen the portfolio's duration.

In some cases the standard effective  duration  calculation does not properly reflect the interest rate exposure of a security.  For example,  floating and variable rate securities  often have final maturities of ten or more years.
However,  their  exposure  to  interest  rate  changes  corresponds  to the  frequency  of the times at which their interest coupon rate is reset. In the case of mortgage  pass-through  securities,  the stated final maturity of the security is typically 30 years,  but current rates or  prepayments  are more  important to determine the security's interest rate exposure.  In these and other similar  situations,  the Manager will use other analytical  techniques that  consider the economic  life of the security as well as relevant  macroeconomic  factors  (such as  historical prepayment rates) in determining the Underlying Fund's effective duration.

|X|      Money Market  Instruments.  Some of the  Underlying  Funds can invest in a variety of high  quality  money market  instruments  and  short-term  debt  obligations,  both under normal  market  conditions  and for  defensive purposes.  The  following  is a brief  description  of the types of money market  securities  and  short-term  debt obligations the Underlying  Funds can invest in. Those money market  securities are  high-quality,  short-term debt instruments that are issued by the U.S.  government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates.

         o U.S.  Government  Securities.  Some of the Underlying  Funds can invest in U.S.  Government  securities.
These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

         o Bank  Obligations.  Some of the  Underlying  Funds can buy time  deposits,  certificates  of deposit and bankers' acceptances. They must be:

                  o obligations  issued or  guaranteed  by a domestic  bank or  foreign  bank  (including  a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,

o        banker's  acceptances  (which may or may not be supported by letters of credit)  only if  guaranteed  by a
                    U.S. commercial bank with total assets of at least U.S. $1 billion.

         Some of the Underlying  Funds can make time deposits.  These are  non-negotiable  deposits in a bank for a specified  period of time.  They may be subject to early  withdrawal  penalties.  Time deposits that are subject to early withdrawal  penalties are subject to the Fund's limits on illiquid  investments,  as described below. "Banks"
include commercial banks, savings banks and savings and loan associations.

         o Commercial  Paper.  Some of the  Underlying  Funds can invest in commercial  paper if it is rated within the top two or three  rating  categories  of S&P and  Moody's or other  rating  organizations.  If the paper is not rated, it may be purchased if the Underlying  Fund's manager  determines that it is comparable to rated  commercial paper in the top two or three rating categories of national rating organizations.

         Some of the Underlying Funds can buy commercial  paper,  including U.S.  dollar-denominated  securities of foreign  branches of U.S.  banks,  issued by other entities if the  commercial  paper is guaranteed as to principal and interest by a bank,  government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

         o Variable  Amount  Master Demand Notes.  Master  demand notes are corporate  obligations  that permit the investment of fluctuating  amounts by the Underlying  Funds at varying rates of interest under direct  arrangements between an Underlying  Fund, as lender,  and the borrower.  They permit daily changes in the amounts  borrowed.  An
Underlying  Fund has the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending  arrangements  between the lender and borrower,  it is not expected that there will be a trading  market for them.  There is no  secondary  market for these notes,  although  they are redeemable (and thus are immediately  repayable by the borrower) at principal  amount,  plus accrued  interest,  at any time.  Accordingly,  an  Underlying  Fund's  right to redeem  such notes is  dependent  upon the ability of the borrower to pay principal and interest on demand.  For specific  limitations on the Underlying  Funds'  investments in these notes, refer to the Statement of Additional Information for the Underlying Fund.

         The  Underlying  Funds  may have no  limitations  on the type of  issuer  from whom  these  notes  will be purchased.  However,  in  connection  with such  purchases and on an ongoing  basis,  the Manager will consider the earning power,  cash flow and other liquidity  ratios of the issuer,  and its ability to pay principal and interest on demand,  including a situation  in which all holders of such notes made demand  simultaneously.  Investments  in master demand notes may be subject to the limitation on investments  by a Underlying  Fund in illiquid  securities, described in the Underlying Fund's Prospectus.

         |X|      Derivatives.  Many  Underlying  Funds can invest in a variety of derivative  investments  to seek income,  to seek income for liquidity needs or for hedging  purposes.  Some  derivative  investments the Underlying
Funds can use are the hedging instruments described below in this Statement of Additional  Information.  Segregated accounts  will be  maintained  for all  derivative  transactions,  as required by the  Investment  Company Act. For specific  limitations on the Underlying  Funds'  investments in  derivatives,  refer to the Statement of Additional
Information for the Underlying Fund.

         Among the  derivative  investments  some of the  Underlying  Funds can  invest  in are  "index-linked"  or
"currency-linked"  notes.  Principal and/or interest payments on index-linked notes depend on the performance of an underlying  index.  Currency-indexed  securities are typically  short-term or  intermediate-term  debt  securities.
Their  value at maturity  or the rates at which they pay income are  determined  by the change in value of the U.S.
dollar against one or more foreign  currencies or an index.  In some cases,  these  securities may pay an amount at maturity based on a multiple of the amount of the relative currency  movements.  This type of index security offers the  potential  for  increased  income or  principal  payments  but at a greater  risk of loss than a typical  debt security of the same maturity and credit quality.

         Other derivative  investments  some of the Underlying Funds can use include "debt  exchangeable for common stock" of an issuer or "equity-linked  debt securities" of an issuer.  At maturity,  the debt security is exchanged for common  stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount payable at maturity will be less than the principal  amount  of the  debt  because  the  price  of the  issuer's  common  stock  might  not be as high as the
Underlying Funds' manager expected.

o        Credit  Derivatives.  Some of the  Underlying  Funds may enter into credit  default  swaps,  both directly
("unfunded  swaps") and indirectly in the form of a swap embedded  within a structured  note ("funded  swaps"),  to protect  against the risk that a security  will  default.  Unfunded  and funded  credit  default  swaps may be on a single  security,  or on a basket of securities.  An Underlying Fund pays a fee to enter into the swap and receives a fixed payment  during the life of the swap. An Underlying  Fund may take a short  position in the credit  default swap (also  known as "buying  credit  protection"),  or may take a long  position in the credit  default  swap note
(also known as "selling credit protection").

         An Underlying  Fund would take a short position in a credit  default swap (the "unfunded  swap") against a long portfolio  position to decrease  exposure to specific high yield issuers.  If the short credit default swap is against a corporate  issue,  the  Underlying  Fund must own that  corporate  issue.  However,  if the short  credit default swap is against  sovereign debt, the Underlying  Fund may own either:  (i) the reference  obligation,  (ii)
any sovereign debt of that foreign country,  or (iii) sovereign debt of any country that its manager  determines is closely correlated as an inexact bona fide hedge.

         If an  Underlying  Fund takes a short  position in the credit  default  swap,  if there is a credit  event
(including bankruptcy,  failure to timely pay interest or principal, or a restructuring),  the Underlying Fund will deliver the defaulted  bonds and the swap  counterparty  will pay the par amount of the bonds.  An associated  risk is  adverse  pricing  when  purchasing  bonds to satisfy  the  delivery  obligation.  If the swap is on a basket of securities,  the  notional  amount of the swap is reduced by the par amount of the  defaulted  bond,  and the fixed payments are then made on the reduced notional amount.

         Taking a long  position  in the credit  default  swap note (i.e.,  purchasing  the  "funded  swap")  would increase the Underlying  Fund's  exposure to specific high yield corporate  issuers.  The goal would be to increase liquidity  in that  market  sector  via the  swap  note  and its  associated  increase  in the  number  of  trading instruments, the number and type of market participants, and market capitalization.

         If an Underlying  Fund takes a long  position in the credit  default swap note, if there is a credit event the  Underlying  Fund will pay the par amount of the bonds and the swap  counterparty  will  deliver the bonds.  If the swap is on a basket  of  securities,  the  notional  amount  of the swap is  reduced  by the par  amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Other  risks of credit  default  swaps  include the cost of paying for credit  protection  if there are no credit events,  pricing  transparency when assessing the cost of a credit default swap,  counterparty risk, and the need to fund the delivery  obligation  (either cash or the  defaulted  bonds,  depending on whether the  Underlying
Fund is long or short the swap,  respectively).  For specific  limitations on the Underlying Funds'  investments in credit derivatives, refer to the Statement of Additional Information for the Underlying Fund.

|X|      Investments in Hybrid  Instruments.  A primary vehicle for gaining exposure to the commodities  markets is
through  hybrid   instruments.   These  are  either  equity  or  debt  derivative   securities  with  one  or  more
commodity-dependent  components that have payment features  similar to a commodity  futures  contract,  a commodity option  contract,  or a  combination  of  both.  Therefore,  these  instruments  are  "commodity-linked."  They are considered "hybrid"  instruments because they have both  commodity-like and security-like  characteristics.  Hybrid instruments  are  derivative  instruments  because  at least part of their  value is  derived  from the value of an underlying commodity, futures contract, index or other readily measurable economic variable.

o        Qualifying  Hybrid  Instruments.  Some of the  Underlying  Funds may  invest in  hybrid  instruments  that qualify for exclusion from  regulation  under the Commodity  Exchange Act (the "Act") and the  regulations  adopted thereunder. See Appendix D to this Statement of Additional Information.

o        Principal  Protection.  Hybrid instruments may be principal protected,  partially  protected,  or offer no principal  protection.  A principal  protected hybrid instrument means that the issuer will pay, at a minimum,  the par value of the note at maturity.  Therefore,  if the  commodity  value to which the hybrid  instrument  is linked declines over the life of the note,  the  Underlying  Fund will receive at maturity the face or stated value of the note.

         With a principal  protected  hybrid  instrument,  the Underlying Fund will receive at maturity the greater of the par value of the note or the increase in value of the  underlying  commodity or index.  This  protection is, in effect,  an option whose value is subject to the volatility and price level of the  underlying  commodity.  This optionality can be added to a hybrid structure,  but only for a cost higher than that of a partially  protected (or no protection)  hybrid instrument.  The Manager's  decision on whether to use principal  protection depends in part on the cost of the protection.  In addition,  the protection  feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

         With full  principal  protection,  the Underlying  Fund will receive at maturity of the hybrid  instrument either the stated par value of the hybrid instrument,  or potentially,  an amount greater than the stated par value if the  underlying  commodity,  index,  futures  contract or economic  variable to which the hybrid  instrument  is linked has increased in value.  Partially  protected  hybrid  instruments  may suffer some loss of principal if the underlying  commodity,  index,  futures  contract or economic  variable  to which the hybrid  instrument  is linked declines in value during the term of the hybrid instrument.  However,  partially  protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

o        Hybrid Instruments  Without Principal  Protection.  Some of the Underlying Funds may also invest in hybrid instruments  that  offer no  principal  protection.  At  maturity,  there is a risk that the  underlying  commodity price,  futures contract,  index or other economic variable may have declined  sufficiently in value such that some or all of the face value of the hybrid  instrument might not be returned.  Some of the hybrid  instruments that the
Underlying  Fund may invest in may have no principal  protection  and the hybrid  instrument  could lose all of its value.

         With  a  partially-protected  or  no-principal-protection  hybrid  instrument,  the  Underlying  Fund  may receive at maturity an amount less than the note's par value if the  commodity,  index or other  economic  variable value to which the note is linked declines over the term of the note. The Manager,  at its  discretion,  may invest in a  partially  protected  principal  structured  note or a note  without  principal  protection.  In  deciding to purchase a note  without  principal  protection,  the  Manager  may  consider,  among other  things,  the  expected performance of the underlying  commodity  futures  contract,  index or other economic variable over the term of the note, the cost of the note, and any other economic factors which the Manager believes are relevant.

o        Limitations on Leverage.  Some of the hybrid  instruments in which an Underlying  Fund invests may involve leverage.  To avoid  being  subject to undue  leverage  risk,  an  Underlying  Fund may seek to limit the amount of economic  leverage  it has under one hybrid  instrument  in which it invests  and the  leverage  of the  Underlying
Fund's overall  portfolio.  For example,  an Underlying Fund may not invest in a hybrid  instrument if, at the time of purchase:

1.       That  instrument's  "leverage  ratio"  exceeds  300% of the price  increase in the  underlying  commodity, futures contract, index or other economic variable; or
2.       The Underlying Fund's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase.

         "Leverage  ratio" is the  expected  increase in the value of a hybrid  instrument,  assuming a one percent price increase in the underlying  commodity,  futures  contract,  index or other economic  factor.  In other words, for a hybrid  instrument  with a leverage  factor of 150%, a 1% gain in the underlying  economic  variable would be expected  to result in a 1.5% gain in value for the hybrid  instrument.  "Portfolio  leverage  ratio" is defined as the average (mean) leverage ratio of all  instruments in the Underlying  Fund's  portfolio,  weighted by the market values of such instruments or, in the case of futures contracts, their notional values.

o        Counterparty   Risk.  A  significant   risk  of  Hybrid   Instruments   is   counterparty   risk.   Unlike
exchange-traded  futures and options,  which are standard contracts,  hybrid instruments are customized securities, tailor-made by a specific  issuer.  With a listed futures or options  contract,  an investor's  counterparty is the exchange  clearinghouse.  Exchange  clearinghouses  are capitalized by the exchange members and typically have high investment  grade  ratings  (ratings  of AAA or AA by  Standard  &  Poor's).  Therefore,  the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

         However,  with a hybrid instrument,  the Underlying Fund will take on the counterparty  credit risk of the issuer.  That is, at  maturity of the hybrid  instrument,  there is a risk that the issuer may be unable to perform its obligations  under the structured note.  Issuers of hybrid  instruments are typically large money center banks, broker-dealers,  other financial  institutions  and large  corporations.  To minimize this risk the Underlying Fund will transact,  to the extent possible,  with issuers who have an investment-grade  credit rating from a nationally recognized statistical rating organization ("NRSRO").

|X|      Hedging.  Many Underlying  Funds can use hedging  instruments  although they may not obligated to use them in seeking their  objectives.  To attempt to protect against declines in the market value of the Underlying  Funds'
portfolio,  to permit  these  funds to retain  unrealized  gains in the value of  portfolio  securities  which have appreciated, or to facilitate selling securities for investment reasons, these funds could:
o        sell futures contracts,
o        buy puts on futures or on securities, or
o        write  covered calls on  securities  or futures.  Covered calls may also be used to increase  these funds'

                 income.

         The  Underlying  Funds can use hedging to  establish a position  in the  securities  market as a temporary substitute  for purchasing  particular  securities.  In that case,  these funds would normally seek to purchase the securities and then terminate  that hedging  position.  These funds might also use this type of hedge to attempt to protect against the  possibility  that its portfolio  securities  would not be fully included in a rise in value of the market. To do so these funds could:
o        buy futures, or
o        buy calls on futures or on securities.

         The Underlying  Funds may not obligated to use hedging  instruments,  even though they may be permitted to use them in their  manager's  discretion,  as  described  below.  The  Underlying  Funds'  strategy of hedging with futures and options on futures may be incidental  to these funds'  activities in the  underlying  cash market.  The particular  hedging  instruments  these  funds can use are  described  below.  These  funds may employ new  hedging instruments and strategies when they are developed,  if those  investment  methods are consistent with these funds'
investment objective and are permissible under applicable regulations governing these funds.

         o  Futures.  Some  of the  Underlying  Funds  can  buy and  sell  futures  contracts  that  relate  to (1)
broadly-based  bond or other  security  indices  (these are  referred to as  "financial  futures"),  (2)  commodity contracts (these are referred to as "commodity  futures"),  (3) debt securities (these are referred to as "interest rate  futures"),  (4) foreign  currencies  (these are referred to as "forward  contracts"),  (5)  individual  stock
(these are  referred  to as "single  stock  futures"),  (6) bond  indices  (these are  referred  to as "bond  index futures")  and (7)  broadly-based  stock  indices  (these are referred to as "stock index  futures").  For specific information on the permitted type of future contract for an Underlying  Fund,  refer to the Statement of Additional
Information for the Underlying Fund.

         A  broadly-based  stock index is used as the basis for trading stock index futures.  In some cases,  these futures may be based on stocks of issuers in a particular  industry or group of  industries.  A stock index assigns relative  values to the  securities  included in the index and its value  fluctuates  in response to the changes in value of the  underlying  securities.  A stock index cannot be purchased or sold  directly.  Bond index futures are similar  contracts based on the future value of the basket of securities  that comprise the index.  These contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver (and the purchaser to take) cash or a specified type of debt  security  to settle the  futures  transaction.  Either  party  could  also  enter into an  offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures  transaction.  Either party could also enter into an offsetting  contract to close out the position.  Single stock futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

         Commodity  futures may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes  crude oil,  natural gas,  gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs; (3)
agriculture,  which includes wheat, corn, soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals, which includes aluminum,  copper,  lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  These funds may purchase and sell commodity  futures  contracts,  options on futures contracts and options and futures on commodity  indices with respect to these five main commodity  groups and the individual  commodities within each group, as well as other types of commodities.

         No payment is made or received by an  Underlying  Fund on the purchase or sale of a future.  Upon entering into a futures  transaction,  an  Underlying  Fund will be required to deposit an initial  margin  payment with the futures commission  merchant (the "futures  broker").  Initial margin payments will be deposited with an Underlying
Fund's custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the future is marked to market (that is, its value on an Underlying Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future,  an Underlying  Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the  Underlying  Fund.  Any loss or gain on the future is then  realized by the
Underlying  Fund for tax purposes.  All futures  transactions,  except forward  contracts,  are effected  through a clearinghouse associated with the exchange on which the contracts are traded.

         o Put and Call Options.  Some Underlying  Funds can buy and sell certain kinds of put options ("puts") and call options ("calls").  The Underlying Funds can buy and sell  exchange-traded and  over-the-counter  put and call options,  including index options,  securities options,  currency options,  commodities options, and options on the other types of futures described in this Statement of Additional Information.

         o Writing Covered Call Options.  Some  Underlying  Funds can write (that is, sell) covered calls. If these funds sell a call  option,  it must be covered.  That means these funds must own the  security  subject to the call while the call is  outstanding,  or,  for calls on futures  and  indices,  the call may be  covered by  identifying liquid assets to enable the  Underlying  Fund to satisfy its  obligations  if the call is  exercised.  For specific limitations  on the  Underlying  Funds'  investments  in  covered  calls,  refer  to the  Statement  of  Additional
Information for the Underlying Fund.

         When an Underlying  Fund writes a call on a security,  it receives cash (a premium).  The Underlying  Fund agrees to sell the  underlying  security to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed  exercise price  regardless of market price changes during the call period.  The call period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying security.  The Underlying  Fund has the risk of loss that the price of the  underlying  security may decline during the call period.  That risk may be offset to some extent by the premium the Underlying Fund receives.  If the value of the  investment  does not rise  above the call  price,  it is  likely  that the call will  lapse  without  being exercised. In that case the Underlying Fund would keep the cash premium and the investment.

When the  Underlying  Fund  writes a call on an  index,  it  receives  cash (a  premium).  If the buyer of the call exercises it, the Underlying  Fund will pay an amount of cash equal to the difference  between the closing price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the  Underlying  Fund would keep the cash premium.

         The Underlying  Fund's custodian bank, or a securities  depository acting for the custodian bank, will act as the Underlying Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"), as to
the  investments  on which  the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

         When the Underlying  Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the  Underlying
Fund will have the absolute  right to repurchase  that OTC option.  The formula price will  generally be based on a multiple  of the premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Underlying  Fund writes an OTC option,  it will treat as illiquid (for purposes of its  restriction  on holding  illiquid  securities)  the mark-to-market  value of any OTC option it holds,  unless the  option is  subject  to a buy-back  agreement  by the executing broker.

         To terminate its  obligation on a call it has written,  the Underlying  Fund may purchase a  corresponding call in a "closing purchase  transaction."  The Underlying Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium received on the call the Underlying
Fund wrote is more or less than the price of the call the Underlying  Fund purchases to close out the  transaction.
The Underlying Fund may realize a profit if the call expires  unexercised,  because the Underlying Fund will retain the  underlying  security  and the  premium it received  when it wrote the call.  Any such  profits are  considered short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the  Underlying  Fund they are taxable as  ordinary  income.  If the  Underlying  Fund  cannot  effect a closing purchase  transaction  due to the lack of a market,  it will have to hold the  callable  securities  until the call expires or is exercised.

         The Underlying  Funds may also write calls on a futures  contract  without owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Underlying  Fund must cover the call by identifying on it books an equivalent  dollar amount of liquid assets.  The Underlying  Fund will identify  additional  liquid  assets on its books to cover the call if the  value of the  identified  assets  drops below 100% of the current value of the future.  Because of this asset  coverage  requirement,  in no  circumstances would the  Underlying  Fund's  receipt of an exercise  notice as to that  future  require  the  Underlying  Fund to deliver a  futures  contract.  It would  simply  put the  Underlying  Fund in a short  futures  position,  which is permitted by the Underlying Fund's hedging policies.

o        Writing Put Options.  Some Underlying Funds can sell put options on securities,  broadly-based  securities indices,  foreign  currencies  and futures.  A put option on securities  gives the purchaser the right to sell, and the writer the  obligation to buy, the underlying  investment at the exercise  price during the option period.  For specific  limitations on the  Underlying  Funds'  investments in put options,  refer to the Statement of Additional
Information for the Underlying Fund.

         If an  Underlying  Fund  writes  a put,  the put  must be  covered  by  liquid  assets  identified  on the
Underlying  Fund's books. The premium the Underlying Fund receives from writing a put represents a profit,  as long as the price of the underlying  investment  remains equal to or above the exercise price of the put.  However,  the
Underlying  Fund also assumes the  obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put an Underlying  Fund has written expires  unexercised,  the Underlying Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the  Underlying  Fund must fulfill its  obligation  to purchase  the  underlying  investment  at the exercise  price.  That price will usually exceed the market value of the investment at that time. In that case,  the  Underlying  Fund may incur a loss if it sells  the  underlying  investment.  That  loss  will be  equal  to the sum of the  sale  price  of the  underlying investment and the premium  received minus the sum of the exercise price and any  transaction  costs the Underlying
Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Underlying  Fund will deposit in escrow liquid  assets with a value equal to or greater than the exercise  price of the underlying  securities.  The  Underlying  Fund  therefore  forgoes the  opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Underlying Fund's  obligation as the put writer  continues,  it may be assigned an exercise notice by the  broker-dealer  through which the put was sold.  That notice will require the Underlying Fund to take delivery of the underlying  security and pay the exercise  price.  The Underlying  Fund has no control over when it may be  required to  purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration of the put. It may also  terminate  if,  before it  receives an exercise  notice,  the  Underlying  Fund  effects a closing  purchase  transaction by purchasing a put of the same series as it sold. Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         An  Underlying  Fund may  decide  to  effect a  closing  purchase  transaction  to  realize a profit on an outstanding  put option it has written or to prevent the  underlying  security from being put.  Effecting a closing purchase  transaction will also permit the Underlying Fund to write another put option on the security,  or to sell the security and use the proceeds from the sale for other  investments.  The Underlying  Fund will realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered  short-term capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

o        Purchasing  Calls and Puts. Some of the Underlying  Funds can purchase calls on securities,  broadly-based securities  indices,  foreign  currencies and futures.  They may do so to protect against the  possibility  that an
Underlying  Fund's  portfolio  will not  participate  in an  anticipated  rise in the  securities  market.  When an
Underlying  Fund buys a call (other than in a closing  purchase  transaction),  it pays a premium.  The  Underlying
Fund  then has the  right  to buy the  underlying  investment  from a seller  of a  corresponding  call on the same investment  during the call period at a fixed exercise  price.  For specific  limitations on the Underlying  Funds'
investments in calls and puts, refer to the Statement of Additional Information for the Underlying Fund.

         An  Underlying  Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the  Underlying  Fund  exercises the call. If the  Underlying  Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration  date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

         Some Underlying Funds can buy puts on securities,  broadly-based  securities  indices,  foreign currencies and futures,  whether or not they own the underlying  investment.  Convertible  Securities  Fund may buy only those puts that relate to stocks  including  stocks  underlying the  convertible  securities that this fund owns. When an
Underlying  Fund  purchases a put, it pays a premium and,  except as to puts on indices,  has the right to sell the underlying  investment  to a  seller  of a put on a  corresponding  investment  during  the put  period  at a fixed exercise price.

         Buying a put on  securities  or futures an  Underlying  Fund owns  enables this fund to attempt to protect itself during the put period against a decline in the value of the underlying  investment  below the exercise price by selling the  underlying  investment  at the  exercise  price to a seller of a  corresponding  put. If the market price of the  underlying  investment  is equal to or above the  exercise  price  and,  as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Underlying Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment  the Underlying  Fund does not own (such as an index or future)  permits the
Underlying  Fund either to resell the put or to buy the underlying  investment  and sell it at the exercise  price.
The  resale  price will vary  inversely  to the price of the  underlying  investment.  If the  market  price of the underlying  investment is above the exercise price and, as a result, the put is not exercised,  the put will become worthless on its expiration date.

         When an Underlying Fund purchases a call or put on an index or future,  it pays a premium,  but settlement is in cash rather than by delivery of the  underlying  investment  to the Fund.  Gain or loss depends on changes in the index in  question  (and thus on price  movements  in the  securities  market  generally)  rather than on price movements in individual securities or futures contracts.

o        Over-The-Counter  Options.  Some  of the  Underlying  Funds  may buy and  sell  over-the-counter  options.
Over-the-counter  options are not traded on an exchange.  They are traded  directly with dealers.  To the extent an over-the-counter  option  is a  tailored  investment  for  the  Underlying  Fund,  it may be  less  liquid  than an exchange-traded  option.  Further, as with other derivative  investments,  over-the-counter  options are subject to counterparty  risk. The  Underlying  Fund will have the credit risk that the seller of an  over-the-counter  option will not perform its  obligations  under the option  agreement if the  Underlying  Fund  exercises  the option.  To reduce this risk, the Underlying  Fund intends to transact these trades,  to the extent  practicable,  with issuers that have an  investment-grade  credit rating.  The Underlying  Fund may buy and sell  over-the-counter  options on commodity indices,  individual commodities,  commodity futures contracts,  securities,  financial indices, interest rates, currencies and swaps.

o        Exchange-Traded  Options.  Some  of the  Underlying  Funds  may buy  and  sell  trade  listed  options  on commodity  futures  contracts.  Options on commodity futures contracts are traded on the same exchange on which the underlying  futures  contract is listed.  The  Underlying  Fund may purchase and sell options on commodity  futures listed on U.S. and foreign  futures  exchanges.  Options  purchased on futures  contracts on foreign  exchanges are exposed to the risk of foreign  currency  fluctuations  against the U.S.  dollar.  The Underlying Fund may also buy and sell  exchange  listed  options  on  securities,  commodity  indices,  financial  indices,  interest  rates and currencies.

o        Options on Swaps.  Some of the  Underlying  Funds may trade options on swap  contracts or "swap  options."
Swap call  options  provide  the holder of the option  with the right to enter a swap  contract  having a specified
(strike)  swap  formula,  while swap put  options  provide  the holder  with the right to sell or  terminate a swap contract.  Swap options are not  exchange-traded  and the  Underlying  Fund will bear the credit risk of the option seller.  Additionally,  if the  Underlying  Fund  exercises a swap call option with the option  seller,  the credit risk of the counterparty is extended to include the term of the swap agreement.

|X|      Swaps.  A swap  contract is  essentially  like a  portfolio  of forward  contracts,  under which one party agrees to exchange an asset (for  example,  bushels of wheat) for another  asset (cash) at  specified  dates in the future.  A one-period  swap contract  operates in a manner similar to a forward or futures  contract  because there is an agreement  to swap a commodity  for cash at only one forward  date.  The  Underlying  Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

         Some of the  Underlying  Funds may invest in total return swaps to gain exposure to the overall  commodity markets.  In a total return  commodity swap the Underlying Fund will receive the price  appreciation of a commodity index, a portion of the index,  or a single  commodity in exchange for paying an agreed-upon  fee. If the commodity swap is for one  period,  the  Underlying  Fund  will pay a fixed  fee,  established  at the  outset  of the  swap.
However,  if the term of the commodity  swap is more than one period,  with interim swap  payments,  the Underlying
Fund will pay an  adjustable  or floating  fee.  With a "floating"  rate,  the fee is pegged to a base rate such as the London Interbank  Offered Rate ("LIBOR"),  and is adjusted each period.  Therefore,  if interest rates increase over the term of the swap  contract,  the  Underlying  Fund may be  required to pay a higher fee at each swap reset date.

o        Counterparty  Risk.  Swap  contracts  are private  transactions  that are  customized to meet the specific investment  requirements  of the  parties.  The  Underlying  Fund will be  exposed to the  performance  risk of its counterparty.  If the  counterparty  is unable to perform its  obligations  under the swap  contract at maturity of the swap or any interim  payment  date,  the  Underlying  Fund may not receive the  payments  due it under the swap agreement.  To  reduce  this  risk,  the  Underlying  Fund  will  enter in  swaps,  to the  extent  possible,  with counterparties who have an investment-grade rating from an NRSRO.

o        Contractual  Liability.  Swaps are privately  negotiated  transactions  between the Underlying  Fund and a counterparty.  All of the rights and  obligations of the Underlying  Fund are detailed in the swap contract,  which binds the Underlying Fund and its  counterparty.  Because a swap  transaction is a  privately-negotiated  contract, the Underlying  Fund remains liable for all  obligations  under the contract until the swap contract  matures or is purchased by the swap  counterparty.  Therefore,  even if the  Underlying  Fund were to sell the swap contract to a third party,  the Underlying Fund would remain  primarily  liable for the obligations  under the swap  transaction.
The only way for the Underlying Fund to eliminate its primary  obligations  under the swap agreement is to sell the swap contract back to the original  counterparty.  Additionally,  the Underlying  Fund must identify  liquid assets on its books to the extent of the Underlying Fund's obligations to pay the counterparty under the swap agreement.

o        Price Risk.  Total return  commodity  swaps expose the Underlying Fund to the price risk of the underlying commodity,  index,  futures  contract or  economic  variable.  If the price of the  underlying  commodity  or index increases  in value  during  the term of the swap,  the  Underlying  Fund  will  receive  the  price  appreciation.
However,  if the price of the  commodity  or index  declines in value during the term of the swap,  the  Underlying
Fund will be  required to pay to its  counterparty  the amount of the price  depreciation.  The amount of the price depreciation  paid by the  Underlying  Fund to its  counterparty  would be in addition to the financing fee paid by the Underlying Fund to the same counterparty.

o        Lack of Liquidity.  Although the swap market is well-developed for primary  participants,  there is only a limited secondary market.  Swaps are not traded or listed on an exchange and  over-the-counter  trading of existing swap contracts is limited.  Therefore,  if the  Underlying  Fund wishes to sell its swap contract to a third party, it may not be able to do so at a favorable price.

o        Regulatory  Risk.  Qualifying  swap  transactions  are  excluded  from  regulation  under  the Act and the regulations  adopted thereunder.  See Appendix E to this Statement of Additional  Information.  Additionally,  swap contracts have not been  determined to be securities  under the rules  promulgated by the SEC.  Consequently,  swap contracts are not regulated by either the  Commodities  Futures  Trading  Commission  ("CFTC") or the SEC, and swap participants may not be afforded the protections of the Commodity Exchange Act or the federal securities laws.

         To reduce this risk, the Underlying  Fund will only enter into swap  agreements  with  counterparties  who use standard  International Swap and Dealers Association,  Inc. ("ISDA") contract  documentation.  ISDA establishes industry  standards for the  documentation of swap agreements.  Virtually all principal swap  participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

         ISDA  documentation  also includes a "master netting  agreement"  which provides that all swaps transacted between  the  Underlying  Fund and a  counterparty  under the master  agreement  shall be  regarded  as parts of an integral  agreement.  If, on any date,  amounts  are  payable in the same  currency  in respect of one or more swap transactions,  the net  amount  payable  on that date in that  currency  shall be paid.  In  addition,  the  master netting  agreement may provide that if one party defaults  generally or on one swap, the counterparty may terminate the  remaining  swaps with that party.  Under such  agreements,  if there is a default  resulting  in a loss to one party,  the measure of that party's  damages is calculated  by reference to the average cost of a replacement  swap with  respect to each swap (i.e.,  the  mark-to-market  value at the time of the  termination  of each  swap).  The gains and losses on all swaps are then netted,  and the result is the  counterparty's  gain or loss on termination.
The  termination  of all swaps and the  netting of gains and losses on  termination  is  generally  referred  to as
"aggregation."

o        Buying and Selling  Options on Foreign  Currencies.  Some of the  Underlying  Funds can buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities  exchange or in the  over-the-counter  markets or are quoted by major  recognized  dealers in such options.  The Underlying Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If their manager  anticipates a rise in the dollar value of a foreign  currency in which  securities to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing puts on that foreign  currency.  If their  manager  anticipates  a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the  Underlying  Fund's  position.  The Underlying  Fund will then have incurred  option premium payments and transaction costs without a corresponding benefit.

         A call an  Underlying  Fund writes on a foreign  currency is  "covered"  if the  Underlying  Fund owns the underlying  foreign  currency  covered by the call or has an absolute and  immediate  right to acquire that foreign currency without  additional cash  consideration (or it can do so for additional cash  consideration  identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The  Underlying  Funds  could write a call on a foreign  currency to provide a hedge  against a decline in the U.S.  dollar  value of a  security  which the  Underlying  Fund owns or has the right to  acquire  and which is denominated  in the  currency  underlying  the  option.  That  decline  might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the
Underlying  Fund covers the option by  maintaining  and  identifying  cash,  U.S.  government  securities  or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

|X|      Options  and  Futures.  Some of the  Underlying  Funds  can buy and  sell  options,  futures  and  forward contracts for various purposes:
o        to try to manage the risk that the prices of its portfolio securities and instruments may decline,
o        to  establish  a position  in the  futures or options  market as a  temporary  substitute  for  purchasing individual securities or instruments,
o        to attempt to enhance its income or return by  purchasing  and selling  call and put options on  commodity futures, commodity indices, financial indices or securities.

                  Some of the Underlying Funds can buy futures related to:
o        foreign currencies (these are called forward contracts),
o        financial  indices,  such as U.S. or foreign  government  securities  indices,  corporate debt  securities indices or equity securities indices (these are referred to as financial futures),
o        interest rates (these are referred to as interest rate futures), and
o        commodities (these are referred to as commodities futures)

         Some of the  Underlying  Funds may enter into futures  contracts or related  options for purposes that may be considered  speculative.  In those cases,  the aggregate  initial margin for futures  contracts and premiums for options  (or, in the case of  non-qualifying  hybrid  instruments,  the portion of the margin  attributable  to the options  premium) will not exceed 5% of the Underlying  Fund's net assets.  That amount is calculated  after taking into account realized profits and unrealized losses on such futures contracts.

|X|      Commodity  Futures  Contracts.  Some of the  Underlying  Funds can  invest a  substantial  portion  of its assets in commodity  futures  contracts.  Some of the special  characteristics  and risks of these  investments are described below.

         Commodity futures  contracts are an agreement  between two parties.  One party agrees to buy an asset from the other party at a later date at a price and quantity  agreed-upon when the contract is made.  Commodity  futures contracts  are traded on  futures  exchanges.  These  futures  exchanges  offer a central  marketplace  in which to transact futures  contracts,  a clearing  corporation to process trades, a standardization  of expiration dates and contract  sizes,  and the  availability  of a  secondary  market.  Futures  markets  also  specify  the  terms  and conditions of delivery as well as the maximum  permissible  price movement during a trading session.  Additionally, the commodity  futures  exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a  particular  commodity  at any point in time.  These  position  limit  rules  are  designed  to prevent any one participant from controlling a significant portion of the market.

         In the futures  markets,  the  exchange  clearing  corporation  takes the other side in all  transactions, either buying or selling directly to the market  participants.  The  clearinghouse  acts as the counterparty to all exchange-traded  futures  contracts.  That is, the Underlying  Fund's obligation is to the  clearinghouse,  and the
Underlying Fund will look to the clearinghouse to satisfy the Underlying Fund's rights under the futures contract.

         When purchasing stocks or bonds, the buyer acquires  ownership in the security,  however buyers of futures contracts  are not  entitled  to  ownership  of the  underlying  commodity  until and unless  they decide to accept delivery at expiration  of the contract.  In practice,  delivery of the  underlying  commodity to satisfy a futures contract  rarely occurs  because most futures  traders use the liquidity of the central  marketplace  to sell their futures contract before expiration.

o        Price  Limits.  The  commodity  futures  exchanges  impose on each  commodity  futures  contract a maximum permissible  price  movement for each trading  session.  If the maximum  permissible  price movement is achieved on any trading day, no more trades may be executed above (or below,  if the price has moved  downward) that limit.  If the Underlying Fund wishes to execute a trade outside the daily permissible  price movement,  it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

o        Price  Volatility.  Despite  the daily price  limits on the futures  exchanges,  the price  volatility  of commodity futures contracts has been historically  greater than that for traditional  securities such as stocks and bonds.  To the  extent  that the  Underlying  Fund  invests  in  commodity  futures  contracts,  the  assets of the
Underlying Fund, and therefore the prices of its shares may be subject to greater volatility.

o        Marking-to-Market  Futures  Positions.  The futures  clearinghouse  marks every futures contract to market at the end of each  trading  day, to ensure that the  outstanding  futures  obligations  are limited by the maximum daily  permissible  price  movement.  This  process  of  marking-to-market  is  designed  to  prevent  losses  from accumulating  in any futures  account.  Therefore,  if the  Underlying  Fund's  futures  positions have declined in value,  the Underlying  Fund may be required to post  additional  margin to cover this decline.  Alternatively,  if the Underlying  Fund's futures  positions have increased in value, this increase will be credited to the Underlying
Fund's account.

o        Special Risks of Commodity Futures Contracts.

o        Storage Costs.  As in the financial  futures  markets,  there are hedgers and speculators in the commodity futures  markets.  However,  unlike  financial  instruments,  there are costs of physical  storage  associated with purchasing  the  underlying  commodity.  For  instance,  a large  manufacturer  of baked goods that wishes to hedge against a rise in the price of wheat has two  choices:  (i) it can  purchase the wheat today in the cash market and store  the  commodity  at a cost  until  it needs  the  wheat  for its  manufacturing  process,  or (ii) it can buy commodity  futures  contracts.  The price of the  commodity  futures  contract  will  reflect the storage  costs of purchasing the physical commodity.

         These  storage costs include the time value of money  invested in the physical  commodity  plus the actual costs of storing the commodity  less any benefits from  ownership of the physical  commodity  that are not obtained by the holder of a futures  contract  (this is sometimes  referred to as the  "convenience  yield").  To the extent that these storage costs change for an underlying  commodity  while the Underlying  Fund is long futures  contracts on that commodity, the value of the futures contract may change proportionately.

o        Reinvestment  Risk. In the commodity  futures  markets,  if producers of the underlying  commodity wish to hedge the price risk of selling the commodity,  they will sell futures  contracts today to lock in the price of the commodity at delivery  tomorrow.  In order to induce  speculators to take the  corresponding  long side of the same futures  contract,  the commodity  producer  must be willing to sell the futures  contract at a price that is below the expected future spot price.  Conversely,  if the  predominate  hedgers in the futures market are the purchasers of the underlying  commodity who purchase  futures  contracts to hedge against a rise in prices,  then  speculators will only take the short side of the futures  contract if the futures  price is greater  than the  expected  future spot price of the commodity.

         The  changing  nature of the hedgers and  speculators  in the  commodity  markets will  influence  whether futures prices are above or below the expected future spot price.  This can have  significant  implications for the
Underlying  Fund when it is time to reinvest  the  proceeds  from a maturing  futures  contract  into a new futures contract.  If the nature of hedgers and speculators in futures  markets has shifted such that commodity  purchasers are the  predominate  hedgers in the market,  the Underlying Fund might reinvest at higher futures prices or choose other related commodity investments

o        Additional  Economic  Factors.  The values of commodities  which underlie  commodity futures contracts are subject to additional  variables  which may be less  significant  to the values of traditional  securities  such as stocks and bonds. Variables such as drought,  floods,  weather,  livestock disease,  embargoes and tariffs may have a larger  impact on  commodity  prices  and  commodity-linked  instruments,  including  futures  contracts,  hybrid instruments,  commodity options and commodity swaps,  than on traditional  securities.  These additional  variables may create additional  investment risks which subject the Underlying Fund's  investments to greater volatility than investments in traditional securities.

Leverage.  There is much greater leverage in futures trading than in stocks.  As a registered  investment  company, an Underlying  Fund must pay in full for all securities it purchases.  In other words,  the Underlying  Fund is not allowed to  purchase  securities  on margin.  However,  the  Underlying  Fund may be  allowed to  purchase  futures contracts on margin.  The initial  margin  requirements  are  typically  between 3% and 6% of the face value of the contract.  That means the  Underlying  Fund is only  required to pay up front  between 3% to 6% percent of the face value of the  futures  contract.  Therefore,  the  Underlying  Fund has a higher  degree of leverage in its futures contract  purchases  than in its stock  purchases.  As a result there may be differences in the volatility of rates of return between  securities  purchases and futures contract  purchases,  with the returns from futures  contracts being more volatile.

o        Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.  If an Underlying Fund's manager uses a hedging  instrument at the wrong time or judges market conditions  incorrectly, hedging  strategies may reduce the Underlying  Fund's return.  The Underlying Fund could also experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         An  Underlying  Fund's  option  activities  could  affect  its  portfolio   turnover  rate  and  brokerage
commissions.  The exercise of calls written by the Underlying  Fund might cause the Underlying Fund to sell related portfolio  securities,  thus  increasing  its  turnover  rate.  The  exercise  by the  Underlying  Fund  of puts on securities will cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether  to  exercise  a put it holds is within  the  Underlying  Fund's  control,  holding  a put might  cause the
Underlying Fund to sell the related investments for reasons that would not exist in the absence of the put.

         An  Underlying  Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call or put,  or buys  or  sells  an  underlying  investment  in  connection  with  the  exercise  of a call or put.  Those commissions  could be  higher on a  relative  basis  than the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums  paid for options are small in  relation to the market  value of the  underlying investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options  could result in an  Underlying  Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

         If a covered call written by the  Underlying  Fund is exercised  on an  investment  that has  increased in value,  the  Underlying  Fund will be required  to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Underlying  Fund might  experience  losses if it could not close out a position  because of an illiquid  market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Underlying  Fund's  portfolio  securities.  The risk is that the prices of the futures or the  applicable  index will  correlate  imperfectly  with the behavior of the cash prices of the Underlying  Fund's  securities.  For example,  it is possible that while the Underlying Fund has used hedging  instruments in a short hedge,  the market might advance and the value of the  securities  held in the Underlying  Fund's  portfolio  might decline.  If that  occurred,  the Underlying  Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of  imperfect  correlation  increases  as the  composition  of the  Underlying  Fund's  portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation of movements  in the price of the  portfolio  securities  being  hedged  and  movements  in the  price of the  hedging instruments,  the Underlying  Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         An Underlying  Fund may use hedging  instruments  to establish a position in the  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long hedging) by buying futures and/or calls on such futures,  broadly-based  indices or on  securities.  It is possible  that when an Underlying  Fund does so the market might decline.  If an Underlying  Fund then  concludes not to invest in securities  because of concerns that the market might  decline  further or for other  reasons,  the  Underlying  Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o        Forward  Contracts.  Forward  contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed price. An Underlying Fund may use them to "lock in" the U.S.
dollar price of a security  denominated  in a foreign  currency that an  Underlying  Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign  currency.  An
Underlying Fund may also use  "cross-hedging"  where an Underlying Fund hedges against changes in currencies  other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The transaction  price is set at the time the contract is entered into. These contracts are traded in the inter-bank  market  conducted  directly  among currency  traders  (usually  large  commercial  banks) and their customers.

         An  Underlying  Fund may use  forward  contracts  to protect  against  uncertainty  in the level of future exchange  rates.  The use of forward  contracts  does not eliminate the risk of  fluctuations  in the prices of the underlying  securities  an  Underlying  Fund owns or  intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the risk of loss  from a decline  in the  value of the  hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When an  Underlying  Fund enters into a contract for the purchase or sale of a security  denominated  in a foreign currency,  or when it anticipates  receiving  dividend payments in a foreign currency,  the Underlying Fund might desire to "lock-in"  the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the  Underlying  Fund could  enter into a forward  contract  for the  purchase  or sale of the amount of foreign currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency.  This is called a "transaction  hedge." The transaction hedge will protect the Fund against a loss from an  adverse  change in the  currency  exchange  rates  during the  period  between  the date on which the security is purchased  or sold or on which the payment is declared,  and the date on which the payments are made or received.

         An  Underlying  Fund  could also use  forward  contracts  to lock in the U.S.  dollar  value of  portfolio positions.  This is called a "position  hedge."  When an  Underlying  Fund  believes  that foreign  currency  might suffer a substantial  decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that  foreign  currency  approximating  the  value  of some or all of an  Underlying  Fund's  portfolio  securities denominated  in that  foreign  currency.  When an  Underlying  Fund  believes  that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could  enter  into a forward  contract  to buy that  foreign currency for a fixed dollar  amount.  Alternatively,  the  Underlying  Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the  Underlying  Fund believes that the U.S.
dollar value of the foreign  currency to be sold pursuant to its forward  contract  will fall  whenever  there is a decline  in the U.S.  dollar  value of the  currency  in which  portfolio  securities  of the  Underlying  Fund are denominated. That is referred to as a "cross hedge."

         An  Underlying  Fund will cover its short  positions  in these cases by  identifying  to its books  assets having a value equal to the aggregate  amount of the  Underlying  Fund's  commitment  under forward  contracts.  An
Underlying  Fund will not enter  into  forward  contracts  or  maintain a net  exposure  to such  contracts  if the consummation  of the  contracts  would  obligate the  Underlying  Fund to deliver an amount of foreign  currency in excess of the value of the Underlying Fund's portfolio  securities or other assets  denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  an  Underlying  Fund may maintain a net exposure  to forward  contracts  in excess of the value of the  Underlying  Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid  securities  denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative,  an
Underlying  Fund may  purchase a call option  permitting  the  Underlying  Fund to  purchase  the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward  contract  price. As another alternative,  an Underlying  Fund may purchase a put option  permitting the  Underlying  Fund to sell the amount of foreign  currency  subject to a forward  purchase  contract at a price as high or higher  than the forward  contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the  Underlying  Funds'  manager  might  decide to sell the  security  and deliver  foreign currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency an  Underlying  Fund is  obligated  to  deliver,  the  Underlying  Fund might have to purchase additional  foreign  currency on the "spot"  (that is, cash)  market to settle the  security  trade.  If the market value of the security  instead  exceeds the amount of foreign  currency an Underlying  Fund is obligated to deliver to settle the  trade,  the  Underlying  Fund might have to sell on the spot  market  some of the  foreign  currency received upon the sale of the  security.  There will be  additional  transaction  costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements will not be accurately  predicted,  causing the Underlying Funds to sustain losses on these  contracts and to pay additional  transactions  costs.  The use of forward  contracts in this manner might reduce the  Underlying  Funds'  performance  if there are  unanticipated  changes in  currency  prices to a greater degree than if the Underlying Funds had not entered into such contracts.

         At or before the maturity of a forward  contract  requiring  an  Underlying  Fund to sell a currency,  the
Underlying  Fund might sell a portfolio  security and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Underlying  Fund might retain the security and offset its  contractual  obligation to deliver the currency by purchasing a second  contract.  Under that contract the  Underlying  Fund will obtain,  on the same maturity date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the  Underlying  Fund might  close out a forward  contract  requiring  it to purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same amount of the same  currency on the maturity  date of the first  contract.
The Underlying Fund would realize a gain or loss as a result of entering into such an offsetting  forward  contract under either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the  Underlying  Funds of  engaging in forward  contracts  varies  with  factors  such as the currencies involved,  the length of the contract period and the market conditions then prevailing.  Because forward contracts are usually entered into on a principal  basis,  no brokerage fees or commissions  are involved.  Because these contracts are not traded on an exchange,  the Underlying  Funds must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the  Underlying  Funds value their assets daily in terms of U.S.  dollars,  they do not intend to convert their holdings of foreign  currencies into U.S.  dollars on a daily basis. The Underlying Funds may convert foreign  currency from time to time,  and will incur costs in doing so.  Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the difference  between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate,  while offering a lesser rate of exchange if the  Underlying  Funds desire to resell that currency to the dealer.

o        Comparison of Commodity  Futures and Forward  Contracts.  Futures  contracts and forward contracts achieve the same  economic  effect:  both are an  agreement  to purchase a specified  amount of a specified  commodity at a specified future date for a price agreed-upon today.  However,  there are significant  differences in the operation of the two contracts.  Forward  contracts are  individually  negotiated  transactions  and are not exchange traded.
Therefore,  with a forward contract,  the Underlying Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

         For example,  if the Underlying  Fund were to buy a forward  contract to purchase a certain amount of gold at a set price per ounce for  delivery in three  months'  time and then,  two months  later,  the  Underlying  Fund wished  to  liquidate  that  position,  it would  contract  for the sale of the gold at a new  price  per ounce for delivery in one months' time. At expiration of both forward  contracts,  the  Underlying  Fund would be required to buy the gold at the set price  under the first  forward  contract  and sell it at the  agreed-upon  price under the second  forward  contract.  Even though the  Underlying  Fund has  effectively  offset its gold  position  with the purchase  and sale of the two forward  contracts,  it must still honor the original  commitment  at maturity of the two contracts.  By contrast,  futures exchanges have central  clearinghouses which keep track of all positions.  To offset a long position in a futures  contract,  the Underlying Fund simply needs to sell a similar  contract on the exchange.  The exchange  clearinghouse  will record both the original futures contract  purchase and the offsetting sale, and there is no further commitment on the part of the Underlying Fund.

         Only a very small  percentage of commodity  futures  contracts result in actual delivery of the underlying commodity.  Additionally,  any  gain or loss on the  purchase  and  sale of the  futures  contracts  is  recognized immediately  upon the offset,  while with a forward  contract,  profit or loss is  recognized  upon maturity of the forward contracts.

o        Interest  Rate  Swap  Transactions.  Some of the  Underlying  Funds  can  enter  into  interest  rate swap agreements.  In an  interest  rate swap,  these funds and another  party  exchange  their right to receive or their obligation  to pay  interest  on a  security.  For  example,  they might swap the right to  receive  floating  rate payments  for  fixed  rate  payments.  These  funds can enter  into  swaps  only on  securities  that they own.  An
Underlying  Fund will identify on its books liquid  assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under  swaps that  exceed the  amounts it is entitled to receive,  and it will adjust that amount daily,  as needed.  For specific  limitations  on the  Underlying  Funds'  investments in interest rate swap transactions, refer to the Statement of Additional Information for the Underlying Fund.

         Swap agreements  entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest  rates in the future,  the payments made by these funds under a swap agreement will be greater than the payments  it  received.  Credit risk  arises  from the  possibility  that the  counterparty  will  default.  If the counterparty  defaults,  these funds' loss will consist of the net amount of  contractual  interest  payments  that these funds have not yet received.  These funds' manager will monitor the  creditworthiness  of  counterparties  to these funds' interest rate swap transactions on an ongoing basis.

         Some Underlying  Funds can enter into swap  transactions  with certain  counterparties  pursuant to master netting  agreements.  A master  netting  agreement  provides  that all  swaps  done  between  these  funds and that counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a particular date in the same  currency in respect of one or more swap  transactions,  the amount  payable on that date in that currency shall be the net  amount.  In  addition,  the master  netting  agreement  may  provide  that if one party  defaults generally  or on one  swap,  the  counterparty  may  terminate  all of the  swaps  with  that  party.  Under  these agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is  calculated  by reference to the average cost of a replacement  swap for each swap. It is measured by the  mark-to-market  value at the time of the  termination  of each swap.  The gains and losses on all swaps are then  netted,  and the result is the  counterparty's  gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Total  Return Swap  Transactions.  Some of the  Underlying  Funds may enter into total return  swaps.  For specific  limitations  on the  Underlying  Funds'  investments  in total return  swaps,  refer to the  Statement of
Additional  Information  for the  Underlying  Fund.  A swap  contract is  essentially  like a portfolio  of forward contracts,  under which one party  agrees to exchange an asset (for  example,  bushels of wheat) for another  asset
(cash) at specified dates in the future.  A one-period  swap contract  operates in a manner similar to a forward or futures  contract  because  there is an  agreement  to swap a  commodity  for cash at only one  forward  date.  The
Underlying  Fund may  engage  in swap  transactions  that have more than one  period  and  therefore  more than one exchange of assets.

         The Underlying  Fund may invest in total return swaps to gain exposure to the overall  commodity  markets.
In a total return  commodity swap the Underlying Fund will receive the price  appreciation of a commodity  index, a portion of the index,  or a single  commodity in exchange for paying an  agreed-upon  fee. If the commodity swap is for one period, the Underlying Fund will pay a fixed fee,  established at the outset of the swap.  However,  if the term of the commodity  swap is more than one period,  with interim swap payments,  the Underlying  Fund will pay an adjustable  or floating  fee. With a "floating"  rate,  the fee is pegged to a base rate such as the LIBOR,  and is adjusted each period.  Therefore,  if interest rates  increase over the term of the swap  contract,  the Underlying
Fund may be required to pay a higher fee at each swap reset date.

o        Swaption  Transactions.  Some of the Underlying  Funds may enter into a swaption  transaction,  which is a contract that grants the holder,  in return for payment of the purchase  price (the  "premium") of the option,  the right,  but not the obligation,  to enter into an interest rate swap at a preset rate within a specified  period of time,  with the writer of the  contract.  The writer of the  contract  receives  the  premium and bears the risk of unfavorable  changes  in the  preset  rate  on the  underlying  interest  rate  swap.  Unrealized  gains/losses  on swaptions are reflected in investment  assets and  investment  liabilities in the  Underlying  Fund's  statement of financial condition.

o        "Structured"   Notes.   Some  of  the   Underlying   Funds   can  buy   "structured"   notes,   which  are
specially-designed  derivative debt  investments  with principal  payments or interest  payments that are linked to the value of an index (such as a currency or securities  index) or commodity.  The terms of the  instrument  may be
"structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

         The principal  and/or  interest  payments  depend on the  performance  of one or more other  securities or indices,  and the values of these  notes will  therefore  fall or rise in  response to the changes in the values of the  underlying  security or index.  They are  subject to both credit and  interest  rate risks and  therefore  the
Underlying Fund could receive more or less than it originally  invested when the notes mature,  or it might receive less  interest  than the  stated  coupon  payment  if the  underlying  investment  or index  does  not  perform  as anticipated.  Their values may be very  volatile and they may have a limited  trading  market,  making it difficult for the Underlying Fund to sell its investment at an acceptable price.

o        Regulatory Aspects of Hedging  Instruments.  The CFTC recently  eliminated  limitations on futures trading by certain regulated entities including  registered  investment  companies and consequently  registered  investment companies  may engage in  unlimited  futures  transactions  and options  thereon  provided  that the Fund claims an exclusion from  regulation as a commodity pool operator.  The Underlying  Funds have claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act ("CEA").  The Underlying  Funds may use
futures  and  options  for  hedging  and  non-hedging  purposes  to the extent  consistent  with  their  investment objective,  internal risk management  guidelines  adopted by the Underlying Fund's investment  advisor (as they may be amended from time to time),  and as otherwise set forth in the  Underlying  Fund's  prospectus or this statement of additional information.

         Transactions  in options by the  Underlying  Fund are  subject to  limitations  established  by the option exchanges.  The exchanges  limit the maximum number of options that may be written or held by a single  investor or group of  investors  acting in concert.  Those  limits  apply  regardless  of whether the options  were  written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more  different exchanges or through one or more brokers.  Thus, the number of options that the  Underlying  Fund may write or hold may be affected by options  written or held by other  entities,  including other  investment  companies  having the same advisor as the Underlying  Fund (or an advisor that is an affiliate of the  Underlying  Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under SEC staff  interpretations  regarding applicable  provisions of the Investment Company Act, when the
Underlying Fund purchases a future,  it must segregate cash or readily  marketable  short-term debt  instruments in an amount equal to the purchase  price of the future,  less the margin  deposit  applicable to it. The account must be a segregated account or accounts held by the Underlying Fund.

o        Tax Aspects of Certain Hedging  Instruments.  Certain  foreign  currency  exchange  contracts in which the
Underlying  Funds may invest are treated as "Section 1256 contracts"  under the Internal  Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the  Underlying  Funds at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  These  contracts  also may be  marked-to-market  for purposes of determining  the excise tax  applicable to investment  company  distributions  and for other  purposes  under rules prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this marked-to-market treatment.

         Certain  forward  contracts the Underlying  Funds enter into may result in "straddles"  for federal income tax  purposes.  The  straddle  rules may affect the  character  and timing of gains (or losses)  recognized  by the
Underlying Funds on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed  only to the extent that the loss exceeds any  unrecognized  gain in the  offsetting  positions making up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized  gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

         (1)      gains or losses  attributable  to  fluctuations in exchange rates that occur between the time the
                  Underlying Funds accrue interest or other  receivables or accrues  expenses or other  liabilities denominated  in a foreign  currency  and the time the  Underlying  Funds  actually  collect  such receivables or pays such liabilities, and
         (2)      gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between the date of acquisition  of a debt security  denominated  in a foreign  currency or foreign  currency forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Underlying Funds' investment income available for distribution to its shareholders.

|X|      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Portfolios and the Underlying
Funds traded their portfolio  securities  during their last fiscal year. For example,  if a Portfolio or Underlying
Fund sold all of its securities during the year, its portfolio  turnover rate would have been 100%. The Portfolios'
and  Underlying  Funds'  portfolio  turnover  rates will fluctuate from year to year, and they may have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover may result in higher brokerage and transaction costs for the Portfolios and
Underlying  Funds,  which  may  reduce  their  overall  performance.  However,  most of the  Portfolios'  portfolio
transactions   should  involve  trades  in  the  Underlying  Funds  that  do  not  entail  brokerage   commissions.
Additionally,  the realization of capital gains from selling  portfolio  securities may result in  distributions of taxable  long-term  capital  gains to  shareholders,  since the  Portfolios  and  Underlying  Funds  will  normally distribute all of their capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

|X|      Temporary Defensive and Interim Investments.  When market,  economic or political conditions are unstable, or the  Portfolios or the  Underlying  Funds' manager  believes it is otherwise  appropriate to reduce  holdings in stocks,  the  Portfolios  and the  Underlying  Funds can  invest  in a variety  of debt  securities  for  defensive purposes.  The  Portfolios and the Underlying  Funds can also purchase these  securities for liquidity  purposes to meet cash needs due to the  redemption  of a  Portfolio's  or an  Underlying  Fund's,  or to hold while  waiting to reinvest  cash  received  from the  sale of other  portfolio  securities.  For  specific  types  of  securities  an
Underlying  Fund can buy  when  assuming  a  temporary  defensive  or  interim  investment  position,  refer to the
Statement  of  Additional  Information  for the  Underlying  Fund.  Examples  of  temporary  defensive  and interim investments the Portfolios may use, and that some of the Underlying Funds may use, include:
o        high-quality  (rated in the top two rating  categories of  nationally-recognized  rating  organizations or deemed by the Manager to be of  comparable  quality),  short-term  money  market  instruments, including those issued by the U. S. Treasury or other government agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies),
o        short-term debt obligations of corporate issuers,
o        certificates  of deposit  and  bankers'  acceptances  of domestic  and foreign  banks and savings and loan associations, and
o        repurchase agreements.

         These  short-term debt  securities  would be selected for defensive or cash  management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term  debt  securities.  If securities of foreign companies are selected, the issuer must have assets of at least (U.S.) $1 billion.

Tactical Allocation

A tactical  allocation  of up to 20% of net assets of Active  Allocation  Fund is  designed  to take  advantage  of short-term  market  opportunities.  The  allocation  will be based on  recommendations  from Caleb Wong, one of the portfolio managers of the Portfolio and decided upon by the Manager's Asset Allocation Committee.

         The funds available for tactical investment by the Active Allocation Fund are listed in the Prospectus.

         |X|      The Active Allocation  Portfolio's  Investment  Policies and Risks. For the funds included in the
                                                                                               not             been

previously   discussed  in  this   Statement  of  Additional
Information,   a  brief   description   of  the   types   of
investments,  strategies  and risks  associated  with  these funds is included below.

         |X|      Floating    Rate   and    Variable    Rate
Obligations.  Some  of  the  securities  that  some  of  the
Active  Allocation  can purchase  have  variable or floating interest  rates.  Variable  rates  are  adjusted  at  stated
periodic  intervals.  Variable rate  obligations  can have a demand  feature that allows the Active  Allocation to tender the  obligation  to the issuer or a third party prior to its maturity.  The  tender  may be at  par  value  plus  accrued interest, according to the terms of the obligations.

         The  interest  rate on a floating  rate demand note
is adjusted  automatically  according to a stated prevailing market rate,  such as a bank's  prime rate,  the 91-day U.S.
Treasury   Bill   rate,   or  some   other   standard.   The
instrument's  rate is adjusted  automatically  each time the base rate is adjusted.  The interest rate on a variable rate demand  note is also  based  on a stated  prevailing  market rate but is adjusted  automatically at specified  intervals.
Generally,   the  changes  in  the  interest  rate  on  such
securities  reduce the  fluctuation  in their market  value.
As interest  rates  decrease or increase,  the potential for capital  appreciation  or depreciation is less than that for fixed-rate  obligations  of the same  maturity.  The Manager of Active  Allocation  Fund may  determine  that an  unrated floating rate or variable rate demand  obligation  meets the
Active  Allocation  Fund's  quality  standards  by reason of being backed by a letter of credit or guarantee  issued by a bank that meets those quality standards.

         Floating  rate and variable  rate demand notes that
have a  stated  maturity  in  excess  of one  year  may have features  that  permit the holder to recover  the  principal amount of the  underlying  security at  specified  intervals not  exceeding  one  year  and  upon no more  than 30  days'
notice.  The  issuer  of that  type of note  normally  has a
corresponding  right  in  its  discretion,   after  a  given
period,  to prepay the outstanding  principal  amount of the note  plus  accrued  interest.  Generally  the  issuer  must provide a specified number of days' notice to the holder.

         |X|      Inverse  Floaters.   Some  of  the  Active
Allocation  Funds  can  invest  in a type of  variable  rate
instrument   known  as  an  "inverse   floater."  These  pay
interest  at rates  that vary as the rates on bonds  change.
However,  the rates of interest on inverse  floaters move in the opposite  direction of yields on other bonds in response
to  market   changes.   As  interest  rates  rise,   inverse
floaters  produce  less  current  income,  and their  market value can become volatile.

         Inverse  floaters may offer relatively high current
income,  reflecting  the spread between short- and long-term
interest   rates.   As  long  as  the  yield  curve  remains
relatively  steep and  short-term  rates  remain  relatively low,  owners of inverse  floaters will have the  opportunity to earn interest at above-market  rates because they receive interest  at the  higher  long-term  rates but have paid for bonds  with  lower  short-term  rates.  If the  yield  curve flattens  and shifts  upward,  an inverse  floater will lose value more quickly than a conventional  long-term  bond. The
Active  Allocation  Fund will invest in inverse  floaters to seek higher yields than are available from fixed-rate  bonds that have comparable  maturities and credit ratings. In some cases,  the holder of an inverse  floater may have an option to convert the floater to a fixed-rate  bond,  pursuant to a
"rate-lock" option.

         Some inverse  floaters  have a feature  known as an
interest   rate   "cap"   as  part  of  the   terms  of  the
investment.   Investing  in  inverse   floaters   that  have
interest rate caps might be part of a portfolio  strategy to try  to  maintain  a  high  current  yield  for  the  Active
Allocation   Fund  when  the  Active   Allocation  Fund  has
invested  in  inverse   floaters   that  expose  the  Active
Allocation  Fund to the  risk of  short-term  interest  rate fluctuations.  "Embedded"  caps  can  be  used  to  hedge  a portion of the Active  Allocation  Fund's exposure to rising
interest    rates.    When    interest    rates   exceed   a
pre-determined  rate,  the  cap  generates  additional  cash flows that  offset  the  decline  in  interest  rates on the inverse floater,  and the hedge is successful.  However, the
Active  Allocation  Fund  bears  the risk  that if  interest rates do not rise  above the  pre-determined  rate,  the cap
(which is purchased  for  additional  cost) will not provide additional  cash flows and will  expire  worthless.  Inverse floaters are a form of derivative investment.

|X|      Investing  in  Special  Situations.   Periodically,
some of the Active  Allocation  Funds  might use  aggressive
investment  techniques.   These  might  include  seeking  to
benefit  from what the  portfolio  manager  perceives  to be
"special  situations,"  such  as  mergers,  reorganizations, restructurings  or other unusual events expected to affect a particular issuer.  However, there is a risk in investing in special  situations  that  the  change  or event  might  not occur,  which  could have a negative  impact on the price of
the  issuer's  securities.   The  Active  Allocation  Fund's
investment  might not  produce the  expected  gains or could incur a loss for the portfolio.

|X|      Brady Bonds.  Some of the Active  Allocation  Funds
can invest in U.S.  dollar-denominated  "Brady Bonds." These foreign  debt  obligations  may be  fixed-rate  par bonds or
floating-rate    discount   bonds.    They   are   generally
collateralized  in  full as to  repayment  of  principal  at maturity by U.S. Treasury zero coupon  obligations that have the same  maturity  as the Brady  Bonds.  Brady Bonds can be viewed as having  three or four  valuation  components:  (i)
the   collateralized   repayment   of   principal  at  final
maturity; (ii) the collateralized  interest payments;  (iii)
the  uncollateralized   interest  payments;   and  (iv)  any
uncollateralized  repayment of principal at maturity.  Those uncollateralized  amounts  constitute  what  is  called  the
"residual risk" of the bonds.

         If  there  is a  default  on  collateralized  Brady
Bonds resulting in  acceleration of the payment  obligations of the  issuer,  the zero coupon  U.S.  Treasury  securities held as collateral  for the payment of principal will not be distributed  to  investors,  nor will those  obligations  be sold to distribute  the  proceeds.  The  collateral  will be held by the  collateral  agent to the scheduled  maturity of
the  defaulted   Brady  Bonds.   The  defaulted  bonds  will
continue to remain  outstanding,  and the face amount of the collateral  will  equal the  principal  payments  that would have  then  been  due  on the  Brady  Bonds  in  the  normal course.  Because  of the  residual  risk of Brady  Bonds and the  history of defaults  with  respect to  commercial  bank loans by public and private  entities of  countries  issuing
Brady Bonds, they are considered speculative investments.

         |X|  Ratings of  Securities  -  Portfolio  Quality,
Maturity  and  Diversification.   Under  Rule  2a-7  of  the
Investment   Company   Act,   Money  Market  Fund  uses  the
amortized  cost method to value its portfolio  securities to determine  Money  Market  Fund's net asset  value per share.
Rule  2a-7  places  restrictions  on a money  market  fund's
investments.   Under  that  Rule,   Money  Market  Fund  may
purchase  only  those  securities  that the  Manager,  under
Board-approved   procedures,  has  determined  have  minimal
credit  risks  and are  "Eligible  Securities."  The  rating restrictions  described in its  Prospectus  and Statement of
Additional  Information do not apply to banks in which Money
Market Fund's cash is kept.

         An  "Eligible  Security" is one that has been rated
in one of the two highest  short-term  rating  categories by
any   two    "nationally-recognized    statistical    rating
organizations."  That term is  defined in Rule 2a-7 and they are  referred to as "Rating  Organizations"  in Money Market
Fund's  Statement  of  Additional  Information.  If only one
Rating  Organization  has rated that security,  it must have been rated in one of the two highest  rating  categories  by that  Rating  Organization.  An  unrated  security  that  is judged by the  Manager,  subject  to review by Money  Market
Fund's Board of Directors,  to be of  comparable  quality to
Eligible  Securities rated by Rating  Organizations may also be an "Eligible Security."

         Rule 2a-7  permits  Money  Market  Fund to purchase
any number of "First Tier  Securities."  These are  Eligible
Securities  that  have  been  rated  in the  highest  rating category for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating  Organization has rated a particular security,  it must have been rated in the
highest  rating   category  by  that  Rating   Organization.
Comparable   unrated  securities  may  also  be  First  Tier
Securities.

         Under Rule 2a-7,  Money Market Fund may invest only
up to 5% of its total  assets in "Second  Tier  Securities."
Those  are  Eligible  Securities  that are not  "First  Tier
Securities."  In addition,  Money Market Fund may not invest more than:
     o?  5% of its  total  assets in the  securities  of any
         one issuer  (other  than the U.S.  government,  its
         agencies or instrumentalities) or
     o   1% of its total assets or $1 million  (whichever is
         greater)  in  Second  Tier  Securities  of any  one
         issuer.

         Under Rule 2a-7,  Money Market Fund must maintain a
dollar-weighted  average portfolio maturity of not more than
90  days,   and  the   maturity  of  any  single   portfolio
investment  may not  exceed  397 days.  The Board  regularly reviews  reports  from the  Manager  to show  the  Manager's compliance with Money Market Fund's  procedures and with the
Rule.

         If a security's  rating is downgraded,  the Manager
and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a First Tier  Security, the Manager  will  promptly  reassess  whether the  security continues to present  minimal  credit  risk.  If the Manager becomes aware that any Rating  Organization  has  downgraded its  rating of a Second  Tier  Security  or rated an unrated security  below its second highest  rating  category,  Money
Market  Fund's Board of Directors  shall  promptly  reassess whether  the  security  presents  minimal  credit  risk  and whether it is in the best  interests  of the Fund to dispose of it.

         If  Money  Market  Fund  disposes  of the  security
within five days of the Manager  learning of the  downgrade, the Manager  will provide the Board with  subsequent  notice of such  downgrade.  If a security is in default,  or ceases to be an Eligible  Security,  or is  determined no longer to present  minimal  credit  risks,  the Board  must  determine whether  it would be in the  best  interests  of the Fund to dispose of the security.

         The Rating  Organizations  currently  designated as
nationally-recognized  statistical  rating  organizations by
the  SEC  are   Standard  &  Poor's  (a   division   of  the
McGraw-Hill  Companies),  Moody's Investors  Service,  Inc.,
Fitch,  Inc.  and  Dominion  Bond  Rating  Service  Limited.
Appendix  A  to  its  Statement  of  Additional  Information
contains  descriptions  of the  rating  categories  of those
Rating  Organizations.  Ratings at the time of purchase will determine  whether  securities  may be  acquired  under  the restrictions described therein.

         |X|  Time Deposits and Other Bank Obligations.  The
types of "banks" whose  securities Money Market Fund may buy include  commercial  banks,  savings banks,  and savings and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  Money Market Fund
may also buy securities of "foreign banks" that are:
              o   foreign  branches of U.S. banks (which may
                  be issuers of  "Eurodollar"  money  market
                  instruments),
              o?  U.S.  branches  and  agencies  of  foreign
                  banks  (which  may be  issuers  of "Yankee
                  dollar" instruments), or
              o?  foreign branches of foreign banks.

         Money   Market   Fund  may  invest  in  fixed  time
deposits.  These are non-negotiable deposits in a bank for a specified  period of time at a stated  interest  rate.  They may or may not be subject to withdrawal penalties.  However,
Money Market  Fund's  investments  in time deposits that are subject to penalties  (other than time deposits  maturing in less  than  7  days)  are  subject  to  the  10%  investment limitation for investing in illiquid  securities,  set forth in "Illiquid and Restricted Securities" in the Prospectus.

         Money  Market Fund will buy bank  obligations  only
from a  domestic  bank with  total  assets of at least  $2.0 billion  or from a  foreign  bank  with  total  assets of at least $30.0 billion.  Those asset requirements apply only at the time the obligations are acquired.

         |X|  Insured Bank Obligations.  The Federal Deposit
Insurance  Corporation  insures  the  deposits  of banks and savings and loan  associations  up to $100,000 per investor.
Within the limits set forth in its Prospectus,  Money Market
Fund may purchase  bank  obligations  that are fully insured as to principal by the FDIC.  To remain fully  insured as to principal,  these  investments  must currently be limited to
$100,000  per bank.  If the  principal  amount  and  accrued
interest   together  exceed   $100,000,   then  the  accrued
interest in excess of that $100,000 will not be insured.

         |X|  Bank  Loan  Participation  Agreements.   Money
Market   Fund  may   invest  in  bank   loan   participation
agreements,  subject to the investment  limitation set forth in its Prospectus as to investments in illiquid  securities.
If Money  Market  Fund  invests  in bank loan  participation agreements,  they are not  expected  to  exceed  5% of Money
Market   Fund's  total  assets.   Participation   agreements
provide  an  undivided  interest  in a loan made by the bank issuing the  participation  interest in the proportion  that the buyer's  investment  bears to the total principal amount of the loan.  Under this type of  arrangement,  the  issuing bank may have no  obligation  to the buyer other than to pay principal  and interest on the loan if and when  received by
the  bank.   Thus,  Money  Market  Fund  must  look  to  the
creditworthiness  of the  borrower,  which is  obligated  to make  payments of principal and interest on the loan. If the borrower  fails  to  pay  scheduled  principal  or  interest payments,  Money  Market Fund may  experience a reduction in income.

         Writing   Uncovered   Call   Options   on   Futures
Contracts.  Some of the  Active  Allocation  Funds may write calls on a  futures  contract  without  owning  the  futures contract or securities  deliverable  under the contract.  To do  so,  at  the  time  the  call  is  written,  the  Active
Allocation  Fund  must  cover  the  call by  segregating  an equivalent  dollar  amount  of  liquid  assets.  The  Active
Allocation Fund will segregate  additional  liquid assets if the value of the  segregated  assets drops below 100% of the current  value of the  future.  Because of this  segregation
requirement,   in  no   circumstances   would   the   Active
Allocation  Fund's receipt of an exercise  notice as to that future  require  the  Active  Allocation  Fund to  deliver a futures contract.  It would simply put the Active Allocation
Fund in a short futures position,  which may be permitted by the Active Allocation Fund's hedging policies.

        |X|       Investments   in  Equity   Securities  and
Metal  Investments.  Gold & Special  Minerals  Fund  focuses
its   investments   in  equity   securities   of  U.S.   and
foreign-domiciled   companies.   Equity  securities  include
common stocks,  preferred stocks,  rights and warrants,  and securities  convertible  into common  stock.  Gold & Special
Minerals  Fund's  investments  primarily  include  stocks of companies that are involved in mining or processing  gold or other metals or minerals.  These securities are described as
"Mining Securities."

         Gold &  Special  Minerals  Fund may also  invest in
gold or silver bullion,  in other precious metals, in metals naturally  occurring with precious  metals,  in certificates representing an ownership  interest in those metals,  and in gold or silver coins.  These  investments are referred to as
"Metal Investments." Under normal market conditions,  Gold &
Special  Minerals  Fund will  invest at least 80% of its net assets (plus  borrowings for investment  purposes) in Mining
Securities and Metal  Investments.  However,  Gold & Special
Minerals  Fund will invest no more than 10% of its total net assets in Metal Investments.

         Current  income is not a  criterion  used to select
portfolio   securities   for  Gold  and  Special   Minerals.
However,  certain debt securities can be selected for Gold &
Special  Minerals  Fund's  portfolio for defensive  purposes
(including debt  securities that the Manager  believes might offer  some  opportunities  for  capital  appreciation  when stocks are disfavored).

         o Special  Risks of  Concentrating  Investments  in
Mining  Securities  and Metal  Investments.  Investments  in
Mining Securities and Metal Investments  involve  additional risks  and  considerations  not  typically  associated  with other  types of  investments:  (1) the  risk of  substantial price  fluctuations  of gold and  precious  metals;  (2) the concentration  of gold supply is mainly in five  territories
(South Africa,  Australia,  the  Commonwealth of Independent
States  (the  former  Soviet  Union),  Canada and the United
States),   and  the   prevailing   economic  and   political
conditions  of these  countries  may have a direct effect on the  production  and  marketing of gold and sales of central
bank  gold   holdings;   (3)   unpredictable   international
monetary policies,  economic and political  conditions;  (4)
possible U.S. governmental  regulation of Metal Investments, as well as foreign  regulation of such investments;  and (5)
possible   adverse  tax  consequences  for  Gold  &  Special
Minerals  Fund in making Metal  Investments,  if it fails to qualify  as  a  "regulated  investment  company"  under  the
Internal Revenue Code.

         Because Gold & Special  Minerals Fund  concentrates
its investments in Mining Securities and Metal  Investments, an adverse  change with respect to any of these risk factors could have a significant  negative  effect on Gold & Special
Minerals  Fund's net asset value per share.  These risks are discussed in greater detail below.

         o  Risk  of  Price  Fluctuations.   The  prices  of
precious  and  strategic  metals  are  affected  by  various factors  such  as  economic  conditions,  political  events, governmental  monetary  and  regulatory  policies and market
events.   The   prices  of  Mining   Securities   and  Metal
Investments  held  by  Gold  &  Special  Minerals  Fund  may fluctuate  sharply,  which  will  affect the value of Gold &
Special Minerals Fund's shares.

         o  Concentration  of  Source  of  Gold  Supply  and
Control  of  Gold  Sales.   Currently,   the  five   largest
producers  of  gold  are  the  Republic  of  South   Africa,
Australia,  the  Commonwealth  of Independent  States (which includes  Russia and certain other  countries that were part of the former Soviet  Union),  Canada and the United States.
Economic and  political  conditions  in those  countries may have a direct  effect on the  production  and  marketing  of gold and on sales of central  bank gold  holdings.  In South
Africa,  the activities of companies  engaged in gold mining are  subject  to the  policies  adopted by the  Ministry  of
Mines.  The  Reserve  Bank  of  South  Africa,  as the  sole authorized  sales  agent  for  South  African  gold,  has an influence on the price and timing of sales of South  African gold.  Political  and social  conditions in South Africa are still somewhat  unsettled and may pose certain risks to Gold
& Special  Minerals Fund (in addition to the risks described below under the caption "Foreign Securities"),  because Gold
& Special  Minerals Fund may hold a portion of its assets in securities of South African issuers.

         o Unpredictable  International  Monetary  Policies,
Economic and Political Conditions.  There is the possibility that unusual international  monetary or political conditions may make Gold & Special  Minerals  Fund's  portfolio  assets less  liquid,  or that the value of Gold & Special  Minerals
Fund's  assets  might be more  volatile,  than  would be the case with other  investments.  In  particular,  the price of gold is  affected by its direct and  indirect  use to settle net  balance of  payments  deficits  and  surpluses  between nations.  Because the prices of precious or strategic metals may be  affected  by  unpredictable  international  monetary policies  and  economic  conditions,  there  may be  greater likelihood  of a more  dramatic  fluctuation  of the  market prices of Gold & Special  Minerals Fund's  investments  than of other investments.

         o  Commodities  Regulations.  The  trading of Metal
Investments  in the United  States could  become  subject to the rules  that  govern  the  trading  of  agricultural  and certain  other  commodities  and commodity  futures.  In the opinion  of  Gold &  Special  Minerals  Fund's  counsel,  at present  Gold &  Special  Minerals  Fund's  permitted  Metal
Investments  are either not  subject  to  regulation  by the
CFTC or an  exemption  from  regulation  is  available.  The
absence  of  CFTC   regulation  may  adversely   affect  the
continued   development   of  an  orderly  market  in  Metal
Investments  trading in the United States.  The  development of a regulated futures market in Metal  Investments  trading may  affect  the  development  of a market in, and the price of, Metal Investments in the United States.

         o Effect  on Gold &  Special  Minerals  Fund's  Tax
Status.  By  making  Metal   Investments,   Gold  &  Special
Minerals  Fund  risks  failing  to  qualify  as a  regulated investment  company under the Internal Revenue Code. If Gold
& Special  Minerals  Fund should  fail to qualify,  it would lose the  beneficial  tax  treatment  accorded to qualifying
investment   companies  under  Subchapter  M  of  the  Code.
Failure to qualify  would occur if in any fiscal year Gold &
Special  Minerals Fund either (a) derived 10% or more of its gross  income (as  defined  in the  Internal  Revenue  Code, which  disregards  losses  for this  purpose)  from sales or
other   dispositions   of  Metal   Investments   and   other
non-qualifying  income, or (b) held more than 50% of its net assets  in the form of Metal  Investments  or in  securities not meeting  certain  tests under the Internal  Revenue Code
(see  "Dividends,  Capital  Gains and Taxes").  Accordingly,
Gold & Special  Minerals  Fund will  endeavor  to manage its portfolio  within the limitations  described above, and Gold
&  Special   Minerals   Fund  has   adopted  an   investment
restriction  limiting  the amount of its total  assets  that can  be  invested  in  Metal  Investments.  There  can be no assurance that Gold & Special  Minerals Fund will qualify in
every   fiscal  year.   Furthermore,   to  comply  with  the
limitations  described  above,  Gold & Special Minerals Fund may be required  to make  investment  decisions  the Manager would  otherwise  not make,  foregoing  the  opportunity  to realize  gains,  if  necessary,  to  permit  Gold &  Special
Minerals Fund to qualify.  See "Investment  Restrictions" in
the  Gold  &  Special   Minerals   Statement  of  Additional
Information.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental
policies  are  those  policies  that  the  Portfolios   have
adopted to govern its  investments  that can be changed only by the vote of a "majority" of the  Portfolios'  outstanding voting  securities.  Under the  Investment  Company  Act,  a
"majority"  vote is  defined  as the vote of the  holders of the lesser of:

o        67% or more of the shares  present  or  represented
              by proxy at a shareholder  meeting,  if the
              holders   of   more   than   50%   of   the
              outstanding    shares   are    present   or
              represented by proxy, or
o        more than 50% of the outstanding shares.

         The  Portfolios'   investment  objectives  are  not
fundamental  policies and the  investment  objectives of the
Underlying  Funds  may be  fundamental  or  non-fundamental, according to the  Prospectuses  and Statements of Additional
Information of these funds.  Other policies described in the
Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The
Portfolios'  Boards of Trustees  and the  Underlying  Funds'
Boards  of  Trustees/Directors  can  change  non-fundamental policies without shareholder approval. However,  significant
changes  to   investment   policies  will  be  described  in
supplements  or updates to the  Prospectus or this Statement of Additional Information,  as appropriate.  The Portfolios'
principal   investment   policies   are   described  in  the
Prospectus.

|X| Do the Portfolios Have Additional Fundamental Policies?
The following investment restrictions are fundamental
policies of each Portfolio indicated below:
o        A Portfolio cannot concentrate investments. That
         means a Portfolio cannot invest 25% or more of its
         total assets in any single industry. However,
         there is no limitation on investments in
         affiliated funds and obligations issued or
         guaranteed by the U.S. government, its agencies or
         instrumentalities;
o        A Portfolio cannot buy securities issued or
         guaranteed by any one issuer, other than an
         Underlying Fund, if more than 5% of its total
         assets would be invested in securities of that
         issuer or if it would then own more than 10% of
         that issuer's voting securities. This limitation
         applies to 75% of a Portfolio's total assets. The
         limit does not apply to securities issued by the
         U.S. government or any of its agencies or
         instrumentalities;
o        A Portfolio cannot purchase or sell real estate or
         commodities; however, a Portfolio may use
         commodity contracts approved by its Board;
o        A Portfolio cannot underwrite securities except to
         the extent a Portfolio may be deemed to be an
         underwriter in connection with the sale of
         securities held in its portfolio;
o        A Portfolio cannot lend money, except that a
         Portfolio may (a) lend its portfolio securities,
         (b) purchase debt securities which are permitted
         by a Portfolio's investment policies and
         restrictions, (c) enter into repurchase
         agreements, and (d) lend money to other affiliated
         funds provided that no such loan may be made if,
         as a result, the aggregate of such loans would
         exceed 33 1/3% of the value of its total assets
         (taken at market value at the time of such loans)
         subject to obtaining all required authorizations
         and regulatory approvals;
o        A Portfolio cannot borrow money in excess of
         one-third of the value of its total assets. A
         Portfolio can borrow only if it maintains a 300%
         ratio of assets to borrowings at all times in the
         manner set forth in the Investment Company Act;

A Portfolio cannot issue "senior securities," but this does
not prohibit certain investment activities for which assets
of a Portfolio are designated as segregated, or margin,
collateral or escrow arrangements are established, to cover
the related obligations. Examples of those activities
include borrowing money, reverse repurchase agreements,
delayed-delivery and when-issued arrangements for portfolio
securities transactions, and contracts to buy or sell
derivatives, hedging instruments, options or futures.

|X|      Do   the   Underlying    Funds   Have    Additional
Fundamental     Policies?     The    following    investment
restrictions  are  fundamental  policies  of the  Underlying
Funds indicated below.

                         Bond Fund

o        Bond  Fund   cannot   buy   securities   issued  or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction  applies  to 75% of the fund's
             total assets.  The limit does not apply to
             securities  issued by the U.S.  government
             or    any    of    its     agencies     or
             instrumentalities  or  securities of other
             investment companies.

o        Bond Fund cannot  concentrate its investments (that
             means it cannot  invest 25% or more of its
             total  assets) in any one  industry.  Gas,
             water,  electric and  telephone  utilities
             are  considered to be separate  industries
             for this purpose.

o        Bond Fund  cannot  make loans  except  (a)  through
             lending of  securities,  (b)  through  the
             purchase  of debt  instruments  or similar
             evidences of indebtedness,  (c) through an
             inter-fund   lending  program  with  other
             affiliated    funds,   and   (d)   through
             repurchase agreements.

o        Bond  Fund  cannot  invest  in real  estate or real
             estate mortgage loans.  However, Bond Fund
             can  purchase and sell  securities  issued
             or secured by companies  that invest in or
             deal in real estate or  interests  in real
             estate.

o        Bond   Fund   cannot   underwrite   securities.   A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Bond Fund cannot  borrow money in excess of 33 1/3%
             of the  value of its  total  assets.  This
             fund may  borrow  only from  banks  and/or
             affiliated  investment   companies.   With
             respect to this fundamental  policy,  this
             fund can  borrow  only if it  maintains  a
             300% ratio of assets to  borrowings at all
             times  in  the  manner  set  forth  in the
             Investment Company Act.

o        Bond Fund cannot  issue  "senior  securities,"  but
             this does not prohibit certain  investment
             activities  for which  assets of this fund
             are designated as  segregated,  or margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio  securities  transactions,   and
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options or futures.

                 Capital Appreciation Fund

o        Capital  Appreciation  Fund  cannot buy  securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction  applies to 75% of this fund's
             total assets.  The limit does not apply to
             securities  issued by the U.S.  government
             or    any    of    its     agencies     or
             instrumentalities.

o        Capital  Appreciation  Fund may not  borrow  money,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom   that  is  applicable  to  this
             fund,   as   such   statute,    rules   or
             regulations  may be amended or interpreted
             from time to time.

o        Capital   Appreciation   Fund  cannot  make  loans,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             there  from  that  is  applicable  to this
             fund,   as   such   statute,    rules   or
             regulations  may be amended or interpreted
             from time to time.

o        Capital   Appreciation   Fund  cannot   concentrate
             investments.  That means it cannot  invest
             25%  or  more  of  its  total   assets  in
             companies in any one industry.

o        Capital  Appreciation  Fund  cannot  invest in real
             estate,  except  to the  extent  permitted
             under  the  Investment  Company  Act,  the
             rules  or  regulations  thereunder  or any
             exemption  therefrom,   as  such  statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Capital   Appreciation   Fund   cannot   invest  in
             physical    commodities    or    commodity
             contracts,  except to the extent permitted
             under  the  Investment  Company  Act,  the
             rules  or  regulations  thereunder  or any
             exemption  therefrom,   as  such  statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Capital   Appreciation   Fund   cannot   underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Capital  Appreciation  Fund  cannot  issue  "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of this  fund  are  designated  as
             segregated,   or  margin,   collateral  or
             escrow  arrangements are  established,  to
             cover the  related  obligations.  Examples
             of  those  activities   include  borrowing
             money,   reverse  repurchase   agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell   derivates,   hedging   instruments,
             options or futures.

                  Developing Markets Fund

o        Developing   Markets  Fund  cannot  buy  securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction  applies to 75% of  Developing
             Markets  Fund's  total  assets.  The limit
             does not  apply to  securities  issued  by
             the   U.S.   government   or  any  of  its
             agencies or instrumentalities.

o        Developing    Markets   Fund   cannot   concentrate
             investments  in any  particular  industry.
             That  means it cannot  invest  25% or more
             of its total  assets in  companies  in any
             one industry.

o        Developing   Markets   Fund   cannot   lend  money.
             However,  Developing  Markets  Fund  can  enter
             into repurchase  transactions and can invest in
             all  or  a  portion   of  an  issue  of  bonds,
             debentures,  commercial  paper or other similar
             corporate obligations,  whether or not they are
             publicly     distributed.     Investments    in
             obligations  that are not publicly  distributed
             are  subject  to  any   applicable   percentage
             limitation   on   Developing   Markets   Fund's
             holdingso      of   illiquid   and   restricted
             securities.  Developing  Markets  Fund may
             also   lend   its   portfolio   securities
             subject  to any  restrictions  adopted  by
             the Board of Trustees.

o        Developing  Markets  Fund  cannot  invest  in  real
             estate  or   interests   in  real  estate.
             However,   Developing   Markets  Fund  can
             purchase readily-marketable  securities of
             companies    holding    real   estate   or
             interests in real estate.

o        Developing   Markets  Fund  cannot  issue   "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of  Developing  Markets  Fund  are
             designated  as   segregated,   or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio  securities  transactions,   and
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options or futures.

o        Developing    Markets   Fund   cannot    underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Developing    Markets   Fund   cannot   invest   in
             commodities or commodity contracts,  other
             than the hedging instruments  permitted by
             any of its other investment  policies.  It
             does  not  matter   whether   the  hedging
             instrument   is   considered   to   be   a
             commodity or commodity contract.

o        Another  fundamental  policy  adopted by Developing
             Markets  Fund  permits it to invest all of
             its assets in the  securities  of a single
             open-end  management   investment  company
             for   which  its   manager,   one  of  its
             subsidiaries   or  a   successor   is  the
             investment  advisor or  sub-advisor.  That
             fund  must  have  substantially  the  same
             fundamental      investment     objective,
             policies  and  limitations  as  Developing
             Markets  Fund.  This policy  would  permit
             Developing   Markets   Fund  to   adopt  a
             "master-feeder"   structure.   Under  that
             structure,  Developing  Markets Fund would
             be a  "feeder"  fund and would  invest all
             of its assets in a single  pooled  "master
             fund" in which  other  feeder  funds could
             also invest.  This could enable Developing
             Markets   Fund   to  take   advantage   of
             potential     operational     and     cost
             efficiencies    in    the    master-feeder
             structure.  Developing Markets Fund has no
             present    intention   of   adopting   the
             master-feeder  structure.  If it  did  so,
             its    prospectus    and    Statement   of
             Additional  Information  would be  revised
             accordingly.   In   addition,   Developing
             Markets Fund may invest in funds  selected
             by  a  Trustee  of  this  fund  under  its
             Deferred     Compensation     Plan     for
             Disinterested Trustees.

                       Discovery Fund

o        Discovery  Fund  cannot  buy  securities  or  other
             instruments  issued or  guaranteed  by any
             one  issuer  if more  than 5% of its total
             assets would be invested in  securities or
             other  instruments of that issuer or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     This
             limitation  applies  to 75%  of  Discovery
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             government  or  any  of  its  agencies  or
             instrumentalities.

o        Discovery  Fund cannot  deviate from the percentage
             limitations  for its  investment  policies
             described  as  "fundamental  policies"  in
             Discovery  Fund's  Statement of Additional
             Information or in its Prospectus.

o        Discovery   Fund  cannot  make  loans   except  (a)
             through  lending  securities  in an amount
             not to  exceed  25% of its  total  assets,
             (b)   through   the   purchase   of   debt
             securities   or   similar   evidences   of
             indebtedness,  (c)  through  an  interfund
             lending  program  (if   applicable)   with
             other affiliated  funds,  provided that no
             such  loan  may be made if,  as a  result,
             the  aggregate  of such loans would exceed
             331/3% of the  value of its  total  assets
             (taken  at  market  value  at the  time of
             such  loans),  and (d) through  repurchase
             agreements.

o        Discovery  Fund  cannot  concentrate   investments.
             That  means it cannot  invest  25% or more
             of its total  assets in  companies  in any
             one industry.

o        Discovery  Fund  cannot  underwrite  securities  of
             other companies.  A permitted exception is
             in case it is deemed to be an  underwriter
             under  the  Securities  Act of  1933  when
             reselling any  securities  held in its own
             portfolio.

o        Discovery   Fund  cannot  invest  in  real  estate,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom,   as  such  statute,  rules  or
             regulations  may be  amended  from time to
             time.

o        Discovery  Fund cannot issue  "senior  securities,"
             but  this   does  not   prohibit   certain
             investment  activities for which assets of
             Discovery    Fund   are    designated   as
             segregated,   or  margin,   collateral  or
             escrow  arrangements  that are established
             to   cover   the   related    obligations.
             Examples  of  those   activities   include
             borrowing   money,    reverse   repurchase
             agreements,      delayed-delivery      and
             when-issued   arrangements  for  portfolio
             securities transactions,  and contracts to
             buy   or   sell    derivatives,    hedging
             instruments, options or futures.

                      Global Fund

o        Global  Fund  cannot  buy   securities   issued  or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction   applies  to  75%  of  Global
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             Government  or  any  of  its  agencies  or
             instrumentalities.

o        Global  Fund cannot  lend  money.  However,  it can
             invest in all or a portion  of an issue of
             bonds,  debentures,  commercial  paper  or
             other  similar  corporate  obligations  of
             the types that are  usually  purchased  by
             institutions,  whether  or  not  they  are
             publicly  distributed.   Global  Fund  may
             also enter into repurchase agreements.

o        Global Fund cannot  concentrate  investments.  That
             means it cannot  invest 25% or more of its
             total  assets  in  companies  in  any  one
             industry.    Obligations   of   the   U.S.
             government,      its      agencies     and
             instrumentalities  are not  considered  to
             be part of an "industry"  for the purposes
             of this restriction.

o        Global  Fund  cannot  buy  or  sell  real   estate.
             However,  Global  Fund can  purchase  debt
             securities   secured  by  real  estate  or
             interests  in real  estate,  or  issued by
             companies,     including    real    estate
             investment  trusts,  which  invest in real
             estate or interests in real estate.

o        Global Fund cannot  underwrite  securities of other
             companies.  A  permitted  exception  is in
             case  it is  deemed  to be an  underwriter
             under  the  Securities  Act of  1933  when
             reselling any  securities  held in its own
             portfolio.

o        Global  Fund  cannot  invest  in   commodities   or
             commodity   contracts,   other   than  the
             hedging  instruments  permitted  by any of
             its other  fundamental  policies.  It does
             not matter whether the hedging  instrument
             is   considered   to  be  a  commodity  or
             commodity contract.

o        Global Fund cannot invest in the securities  issued
             by  any   company   for  the   purpose  of
             exercising   management  control  of  that
             company.

o        Global Fund cannot invest in or hold  securities of
             any issuer if  officers  and  Trustees  of
             this  fund  or  its  manager  individually
             beneficially  own  more  than 1/2 of 1% of
             the   securities   of  that   issuer   and
             together   own   more   than   5%  of  the
             securities of that issuer.

o        Global  Fund  cannot  mortgage or pledge any of its
             assets.  However,  this does not  prohibit
             Global Fund from  pledging  its assets for
             the collateral  arrangements in connection
             with the use of hedging instruments.

o        Global  Fund  cannot  buy   securities  on  margin.
             However,   Global  Fund  can  make  margin
             deposits  in  connection  with  its use of
             hedging instruments.

o        Global  Fund  cannot  invest  in oil,  gas or other
             mineral    exploration    or   development
             programs.

o        Global Fund cannot  invest in  securities  of other
             open-end investment  companies,  except in
             connection  with a merger,  consolidation,
             reorganization  or  acquisition of assets,
             or invest  more than 5% of its net  assets
             in   closed-end    investment   companies,
             including   small   business    investment
             companies.  Such  investments  may  not be
             made at  commission  rates  in  excess  of
             normal brokerage commissions.

o        Global Fund cannot issue "senior  securities",  but
             this does not prohibit certain  investment
             activities  for which  assets of this fund
             are   designated   as  identified  on  its
             books,  or  margin,  collateral  or escrow
             arrangements  are  established,  to  cover
             the  related   obligations.   Examples  of
             those activities  include borrowing money,
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

o        Global  Fund  cannot  invest  more  than  5% of its
             total  assets in warrants or rights.  That
             limit does not apply to warrants  acquired
             as part of a unit or that are  attached to
             other  securities.  No  more  than  2%  of
             Global   Fund's   total   assets   may  be
             invested in  warrants  that are not listed
             on  either  the New  York  Stock  Exchange
             (the  "Exchange")  or the  American  Stock
             Exchange.

               Global Opportunities Fund

o        Global  Opportunities  Fund  cannot buy  securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction   applies  to  75%  of  Global
             Opportunities  Fund's  total  assets.  The
             limit does not apply to securities  issued
             by  the  U.S.  government  or  any  of its
             agencies or instrumentalities.

o        Global   Opportunities   Fund  cannot  make  loans,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom  that is  applicable  to  Global
             Opportunities   Fund,   as  such  statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Global  Opportunities  Fund  cannot  invest  25% or
             more  of  its  total  assets  in  any  one
             industry.  That  limit  does not  apply to
             securities  issued  or  guaranteed  by the
             U.S.   government   or  its  agencies  and
             instrumentalities  or securities issued by
             investment companies.

o        Global  Opportunities  Fund  cannot  invest in real
             estate,  physical commodities or commodity
             contracts,  except to the extent permitted
             under  the  Investment  Company  Act,  the
             rules  or  regulations  thereunder  or any
             exception  there  from,  as such  statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Global Opportunities Fund cannot underwrite
             securities of other companies. A
             permitted exception is in case it is
             deemed to be an underwriter under the
             Securities Act of 1933 when reselling any
             securities held in its own portfolio.

o        Global  Opportunities  Fund  cannot  issue  "senior
             securities",  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of Global  Opportunities  Fund are
             designated   as   identified   on   Global
             Opportunities  Fund's  books,  or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio  securities  transactions,   and
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options or futures.

                Gold & Special Minerals Fund

o        Gold &  Special  Minerals  Fund  cannot  invest  in
             Metal  Investments  if, as a result,  more
             than  10%  of  Gold  &  Special   Minerals
             Fund's  total  assets would be invested in
             Metal Investments.

o        With the  exception  of its  investments  in Mining
             Securities and Metal  Investments,  Gold &
             Special  Minerals Fund cannot  concentrate
             investments.  That means it cannot  invest
             25% or more  of its  total  assets  in any
             industry other than Mining Securities,  or
             Mining Securities and Metal Investments.

o        Gold & Special  Minerals Fund is  "non-diversified"
             under the Investment Company Act.

o        Gold & Special  Minerals Fund may not borrow money,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom  that  is  applicable  to Gold &
             Special  Minerals  Fund,  as such statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Gold & Special  Minerals  Fund  cannot  make loans,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             thereform  that  is  applicable  to Gold &
             Special  Minerals  Fund,  as such statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Gold & Special  Minerals Fund cannot invest in real
             estate,  physical commodities or commodity
             contracts    (other   than   the   hedging
             instruments    or    Metal     Investments
             permitted  by any of its other  investment
             policies)  except to the extent  permitted
             under  the  Investment  Company  Act,  the
             rules  or  regulations  thereunder  or any
             exemption  therefrom,   as  such  statute,
             rules or  regulations  may be  amended  or
             interpreted  from  time to  time.  It does
             not matter whether the hedging  instrument
             or Metal  Investment is considered to be a
             commodity or commodity contract.

o        Gold & Special  Minerals  Fund cannot issue "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of Gold &  Special  Minerals  Fund
             are designated as  segregated,  or margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio  securities  transactions,   and
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options or futures.

o        Gold &  Special  Minerals  Fund  cannot  underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        As a  non-fundamental  investment  policy,  Gold  &
             Special  Minerals  Fund  cannot  invest in
             the   securities   of   other   investment
             companies or  registered  unit  investment
             trusts in  reliance on  sub-paragraph  (F)
             or  (G)  of   section   12(d)(1)   of  the
             Investment Company Act.

Non-Diversification   of  Gold  &  Special  Minerals  Fund's
Investments.    Gold   &    Special    Minerals    Fund   is
"non-diversified,"  as  defined  in the  Investment  Company
Act. Funds that are diversified  have  restrictions  against investing too much of their assets in the  securities of any one "issuer."  That means that Gold & Special  Minerals Fund can invest more of its assets in the  securities of a single issuer than a fund that is diversified.

         Being  non-diversified  poses additional  investment
risks,  because if Gold & Special  Minerals Fund invests more of its  assets in fewer  issuers,  the value of its shares is subject  to  greater  fluctuations  from  adverse  conditions affecting any one of those issuers.  However,  Gold & Special
Minerals Fund does limit its  investments  in the  securities
of  any  one  issuer  to  qualify  for  tax   purposes  as  a
"regulated  investment  company"  under the Internal  Revenue
Code. By  qualifying,  it does not have to pay federal income taxes  on  amounts  distributed  if  more  than  90%  of  its earnings are distributed to shareholders.  To qualify, Gold &
Special  Minerals  Fund  must  meet a number  of  conditions.
First,  not  more  than  25% of the  market  value  of Gold &
Special  Minerals  Fund's total assets may be invested in the securities of a single  issuer.  Second,  with respect to 50%
of the market value of its total assets,  (1) no more than 5%
of the market  value of its total  assets may be  invested in the securities of a single issuer,  and (2) the Fund must not own more than 10% of the outstanding  voting  securities of a single issuer.

                        Growth Fund

o        Growth  Fund  cannot  buy   securities   issued  or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction   applies  to  75%  of  Growth
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             government  or  any  of  its  agencies  or
             instrumentalities.

o        Growth  Fund  cannot  deviate  from the  percentage
             restrictions    that    apply    to    its
             investments    in    small,     unseasoned
             companies,   borrowing  for  leverage  and
             loans of portfolio securities.

o        Growth  Fund  cannot  make  loans,  except  to  the
             extent   permitted  under  the  Investment
             Company  Act,  the  rules  or  regulations
             thereunder  or  any  exemption   therefrom
             that is  applicable  to the Fund,  as such
             statute,   rules  or  regulations  may  be
             amended or interpreted from time to time.

o        Growth  Fund  may  not  borrow  money,   except  as
             permitted by the  Investment  Company Act,
             the  rules or  regulations  thereunder  or
             any    exemption    therefrom    that   is
             applicable  to the Fund,  as such statute,
             rules or  regulations  may be  amended  or
             interpreted from time to time.

o        Growth Fund cannot  invest 25% or more of its total
             assets  in any one  industry.  That  limit
             does not  apply to  securities  issued  or
             guaranteed  by the U.S.  government or its
             agencies    and    instrumentalities    or
             securities issued by investment companies.

o        Growth   Fund   cannot   invest  in  real   estate.
             However,    Growth   Fund   can   purchase
             readily-marketable      securities      of
             companies    holding    real   estate   or
             interests in real estate.

o        Growth  Fund  cannot  invest  in   commodities   or
             commodity   contracts   other   than   the
             hedging  instruments  permitted  by any of
             its other  fundamental  policies,  whether
             or  not   such   hedging   instrument   is
             considered  to be a commodity or commodity
             contract.

o        Growth Fund cannot  underwrite  securities of other
             companies.  A  permitted  exception  is in
             case  it is  deemed  to be an  underwriter
             under  the  Securities  Act of  1933  when
             reselling any  securities  held in its own
             portfolio.

                      High Yield Fund

o        High Yield Fund  cannot  buy  securities  issued or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction  applies  to 75% of High Yield
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             government  or  any  of  its  agencies  or
             instrumentalities  or  securities of other
             investment companies.

o        High  Yield Fund  cannot  invest 25% or more of its
             total  assets  in any one  industry.  That
             limit does not apply to securities  issued
             or  guaranteed  by the U.S.  government or
             its agencies and instrumentalities.  Under
             this  policy,  utilities  are divided into
             "industries"  according  to  the  services
             they  provide  (for   example,   gas,  gas
             transmission,   electric   and   telephone
             utilities  will  be  considered  to  be in
             separate industries).

o        High Yield Fund  cannot  borrow  money in excess of
             33-1/3% of the value of its total  assets.
             High  Yield  Fund  may  only  borrow  from
             banks   and/or    affiliated    investment
             companies.  High  Yield Fund  cannot  make
             any  investment at a time during which its
             borrowings  exceed  5% of the value of its
             assets.  With respect to this  fundamental
             policy,  High Yield  Fund can borrow  only
             if it  maintains a 300% ratio of assets to
             borrowings  at all times in the manner set
             forth in the Investment Company Act.

o        High  Yield  Fund  cannot  make  loans  except  (a)
             through   lending   of   securities,   (b)
             through the  purchase of debt  instruments
             or similar evidences of indebtedness,  (c)
             through  an  inter-fund   lending  program
             with  other  affiliated   funds,  and  (d)
             through repurchase agreements.

o        High  Yield  Fund  cannot  invest  in real  estate.
             However,  High  Yield  Fund  can  purchase
             debt securities  secured by real estate or
             interests  in real  estate,  or  issued by
             companies,     including    real    estate
             investment  trusts,  that  invest  in real
             estate or interests in real estate.

o        High Yield Fund  cannot  invest in  commodities  or
             commodity contracts.  However,  High Yield
             Fund may buy and  sell any of the  hedging
             instruments   permitted   by   its   other
             investment  policies,  whether  or not the
             hedging   instrument   is   considered   a
             commodity or commodity contract.

o        High  Yield  Fund  cannot   underwrite   securities
             issued  by  other  persons.   A  permitted
             exception  is in case it is  deemed  to be
             an  underwriter  under the  Securities Act
             of  1933  when  reselling  any  securities
             held in its own portfolio.

o        High Yield Fund cannot issue  "senior  securities",
             but  this   does  not   prohibit   certain
             investment  activities for which assets of
             High   Yield   Fund  are   designated   as
             segregated,   or  margin,   collateral  or
             escrow  arrangements are  established,  to
             cover the  related  obligations.  Examples
             of  those  activities   include  borrowing
             money,  delayed-delivery  and  when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

                  International Bond Fund

o        International  Bond Fund cannot  make loans  except
             (a)  through  lending of  securities,  (b)
             through the  purchase of debt  instruments
             or similar evidences of indebtedness,  (c)
             through  an  inter-fund   lending  program
             with  other  affiliated   funds,  and  (d)
             through repurchase agreements.

o        International  Bond  Fund  cannot  buy or sell real
             estate.  However,  International Bond Fund
             can purchase  debt  securities  secured by
             real  estate or  interests  in real estate
             or issued  by  companies,  including  real
             estate investment trusts,  which invest in
             real estate or interests in real estate.

o        International    Bond   Fund   cannot    underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        International   Bond  Fund  cannot  issue   "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of  International  Bond  Fund  are
             designated  as   segregated,   or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.     Examples     of     those
             activities    include   borrowing   money,
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

o        International  Bond  Fund  cannot  borrow  money in
             excess  of 33  1/3%  of the  value  of its
             total  assets.   International  Bond  Fund
             may   borrow   only  from   banks   and/or
             affiliated      investment      companies.
             International  Bond Fund  cannot  make any
             investment  at a  time  during  which  its
             borrowings  exceed  5% of the value of its
             assets.  With respect to this  fundamental
             policy,   International   Bond   Fund  can
             borrow  only if it  maintains a 300% ratio
             of  assets to  borrowings  at all times in
             the  manner  set  forth in the  Investment
             Company Act.

o        International    Bond   Fund   cannot   concentrate
             investments.  That means it cannot  invest
             25% or more  of its  total  assets  in any
             one  industry.   International  Bond  Fund
             will not  invest  25% or more of its total
             assets  in  government  securities  of any
             one foreign  company or in debt and equity
             securities  issued by companies  organized
             under   the   laws  of  any  one   foreign
             country.    Obligations    of   the   U.S.
             government,      its      agencies     and
             instrumentalities  are not  considered  to
             be part of an "industry"  for the purposes
             of this policy.

Non-Diversification    of    International    Bond    Fund's
Investments.  International Bond Fund is  "non-diversified,"
as defined in the  Investment  Company  Act.  Funds that are diversified have restrictions  against investing too much of their assets in the  securities  of any one  "issuer."  That means  that this fund can  invest  more of its assets in the
securities   of  a  single   issuer  than  a  fund  that  is
diversified.

         Being  non-diversified  poses additional investment
risks,  because if  International  Bond Fund invests more of its  assets in fewer  issuers,  the  value of its  shares is subject  to greater  fluctuations  from  adverse  conditions affecting any one of those issuers.  However,  International
Bond Fund does limit its  investments  in the  securities of any one issuer to qualify for tax  purposes as a  "regulated investment  company"  under the Internal  Revenue  Code.  By qualifying,  it does not have to pay federal income taxes on amounts  distributed  if more than 90% of its  earnings  are
distributed  to  shareholders.  To  qualify,   International
Bond  Fund  must meet a number  of  conditions.  First,  not more  than 25% of the  market  value of  International  Bond
Fund's total assets may be invested in the  securities  of a single  issuer.  Second,  with  respect to 50% of the market value  of its  total  assets,  (1) no  more  than  5% of the market  value of its total  assets  may be  invested  in the securities of a single issuer,  and (2)  International  Bond
Fund  must not own more than 10% of the  outstanding  voting securities  of a single  issuer.  This is not a  fundamental policy.

                 International Growth Fund

o        International  Growth  Fund  cannot buy  securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction     applies    to    75%    of
             International  Growth Fund's total assets.
             The  limit  does not  apply to  securities
             issued  by the U.S.  government  or any of
             its agencies or instrumentalities.

o        International   Growth   Fund  cannot  lend  money.
             However,   it  can  invest  in  all  or  a
             portion of an issue of bonds,  debentures,
             commercial    paper   or   other   similar
             corporate  obligations,   whether  or  not
             they are  publicly  distributed  (however,
             the purchase of  obligations  that are not
             publicly   distributed   is   limited   by
             International   Growth  Fund's  policy  on
             holding     restricted     and    illiquid
             securities).   International  Growth  Fund
             may  also  lend its  portfolio  securities
             subject  to any  restrictions  adopted  by
             the Board of Trustees,  and may enter into
             repurchase agreements.

o        International   Growth  Fund   cannot   concentrate
             investments.  That means it cannot  invest
             25%  or  more  of  its  total   assets  in
             companies    in    any    one    industry.
             Obligations  of the U.S.  government,  its
             agencies  and  instrumentalities  are  not
             considered  to be  part  of an  "industry"
             for the purposes of this restriction.

o        International  Growth  Fund  cannot  invest in real
             estate  or   interests   in  real  estate.
             However,  International  Growth  Fund  can
             purchase readily-marketable  securities of
             companies    holding    real   estate   or
             interests in real estate.

o        International   Growth  Fund  cannot  issue  senior
             securities.   This  restriction  does  not
             prevent  International  Growth  Fund  from
             borrowing    money   for   investment   or
             emergency purposes,  or from entering into
             margin,  collateral or escrow arrangements
             permitted   by   its   other    investment
             policies.

o        International   Growth   Fund   cannot   underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        International   Growth   Fund   cannot   invest  in
             commodities or commodity contracts,  other
             than the hedging instruments  permitted by
             any of its other investment  policies.  It
             does  not  matter   whether   the  hedging
             instrument   is   considered   to   be   a
             commodity or commodity contract.

o        International   Growth   Fund   cannot   invest  in
             companies  for the  purpose  of  acquiring
             control or management of them.

o        International    Growth   Fund   cannot    purchase
             securities     on     margin.     However,
             International  Growth Fund may make margin
             deposits  in  connection  with  any of the
             hedging  instruments  permitted  by any of
             its other investment policies.

o        International  Growth Fund cannot invest in or hold
             securities  of any issuer if officers  and
             Trustees  or  Directors  of  International
             Growth  Fund or the  Manager  individually
             beneficially  own  more  than 1/2 of 1% of
             the   securities   of  that   issuer   and
             together   own   more   than   5%  of  the
             securities of that issuer.

o        International   Growth  Fund  cannot   mortgage  or
             pledge any of its  assets.  However,  this
             does not prohibit the escrow  arrangements
             contemplated  by the  writing  of  covered
             call  options  or  other   collateral   or
             margin  arrangements  in  connection  with
             any of the hedging  instruments  permitted
             by any of its other investment policies.

o        International  Growth Fund  cannot  invest in other
             open-end investment  companies.  It cannot
             invest  more than 5% of its net  assets in
             closed-end      investment      companies,
             including   small   business   development
             companies.  Any brokerage  commissions  it
             pays   in    investing    in    closed-end
             investment   companies   must  not  exceed
             normal commission rates.

              International Small Company Fund

o        International   Small   Company   Fund  cannot  buy
             securities  issued  or  guaranteed  by any
             one  issuer  if more  than 5% of its total
             assets would be invested in  securities of
             that  issuer or if it would  then own more
             than   10%   of   that   issuer's   voting
             securities.  That  restriction  applies to
             75% of International  Small Company Fund's
             total assets.  The limit does not apply to
             securities  issued by the U.S.  government
             or    any    of    its     agencies     or
             instrumentalities.

o        International   Small   Company  Fund  cannot  lend
             money.  However, it can invest in all or a
             portion of an issue of bonds,  debentures,
             commercial    paper   or   other   similar
             corporate  obligations,   whether  or  not
             they     are     publicly     distributed.
             International  Small Company Fund may also
             lend its portfolio  securities  subject to
             any  restrictions  adopted by the Board of
             Trustees,  and may enter  into  repurchase
             agreements.

o        International    Small    Company    Fund    cannot
             concentrate  investments.  That  means  it
             cannot  invest  25% or more  of its  total
             assets in companies  in any one  industry.
             Obligations  of the U.S.  government,  its
             agencies  and  instrumentalities  are  not
             considered  to be  part  of an  "industry"
             for the purposes of this restriction.

o        International  Small  Company Fund cannot invest in
             real estate. However,  International Small
             Company       Fund      can       purchase
             readily-marketable      securities      of
             companies    holding    real   estate   or
             interests in real estate.

o        International   Small  Company  Fund  cannot  issue
             "senior  securities,"  but  this  does not
             prohibit  certain  investment   activities
             for which  assets of  International  Small
             Company    Fund    are    designated    as
             segregated,   or  margin,   collateral  or
             escrow  arrangements are  established,  to
             cover the  related  obligations.  Examples
             of  those  activities   include  borrowing
             money,   reverse  repurchase   agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

o        International  Small Company Fund cannot underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        International  Small  Company Fund cannot invest in
             commodities or commodity contracts,  other
             than the hedging instruments  permitted by
             any of its other investment  policies.  It
             does  not  matter   whether   the  hedging
             instrument   is   considered   to   be   a
             commodity or commodity contract.

                Limited-Term Government Fund

o        Limited-Term  Government Fund cannot buy securities
             or other instruments  issued or guaranteed
             by any one  issuer  if more than 5% of its
             total   assets   would  be   invested   in
             securities  or other  instruments  of that
             issuer  or if it would  then own more than
             10% of that  issuer's  voting  securities.
             This   limitation   applies   to   75%  of
             Limited-Term   Government   Fund's   total
             assets.   The  limit  does  not  apply  to
             securities  issued by the U.S.  government
             or    any    of    its     agencies     or
             instrumentalities,  or securities of other
             investment companies.

o        Limited-Term  Government  Fund cannot invest 25% or
             more  of  its  total  assets  in  any  one
             industry.  That  limit  does not  apply to
             securities  issued  or  guaranteed  by the
             U.S.   government   or  its  agencies  and
             instrumentalities.

o        Limited-Term  Government  Fund cannot  deviate from
             any of its other investment  policies that
             are described as  fundamental  policies in
             its  Prospectus or Statement of Additional
             Information.

o        Limited-Term  Government  Fund  cannot  make  loans
             except (a) through  lending of securities,
             (b)   through   the   purchase   of   debt
             instruments   or  similar   evidences   of
             indebtedness,  (c)  through an  inter-fund
             lending  program  with  other   affiliated
             funds,   and   (d)   through    repurchase
             agreements.

o        Limited-Term  Government  Fund cannot  borrow money
             in  excess  of 33 1/3% of the value of its
             total  assets.   Limited-Term   Government
             Fund may  borrow  only from  banks  and/or
             affiliated  investment   companies.   With
             respect   to  this   fundamental   policy,
             Limited-Term  Government  Fund can  borrow
             only  if it  maintains  a  300%  ratio  of
             assets to  borrowings  at all times in the
             manner   set   forth  in  the   Investment
             Company Act.

o        Limited-Term  Government  Fund  cannot  purchase or
             sell   real   estate,    commodities    or
             commodity       contracts.        However,
             Limited-Term   Government   Fund  may  use
             hedging instruments  approved by its Board
             of Trustees  whether or not those  hedging
             instruments are considered  commodities or
             commodity contracts.

o        Limited-Term   Government  Fund  cannot  underwrite
             securities.  A permitted  exception  is in
             case  it is  deemed  to be an  underwriter
             under  the  Securities  Act of  1933  when
             reselling any  securities  held in its own
             portfolio.

o        Limited-Term  Government  Fund cannot issue "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of  Limited-Term  Government  Fund
             are designated as  segregated,  or margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio     securities     transactions,
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options, or futures.

                      Main Street Fund

o        Main Street Fund  cannot  concentrate  investments.
             That  means it cannot  invest  25% or more
             of  its  total  assets  in  any  industry.
             However,   there  is  no   limitation   on
             investments in U.S. government securities.

o        Main  Street  Fund  cannot  invest in  commodities.
             However,  Main  Street  Fund  can  buy and
             sell  any  of  the   hedging   instruments
             permitted  by any of its  other  policies.
             It  does  not   matter   if  the   hedging
             instrument   is   considered   to   be   a
             commodity or commodity contract.

o        Main Street  Fund  cannot  invest in real estate or
             in  interests  in  real  estate.  However,
             Main Street Fund can  purchase  securities
             of   issuers   holding   real   estate  or
             interests   in  real   estate   (including
             securities   of  real  estate   investment
             trusts).

o        Main Street Fund cannot  underwrite  securities  of
             other  companies.  A  permitted  exception
             is  in  case  it  is   deemed   to  be  an
             underwriter  under the  Securities  Act of
             1933 when  reselling any  securities  held
             in its own portfolio.

o        Main Street Fund cannot issue "senior  securities,"
             but  this   does  not   prohibit   certain
             investment  activities for which assets of
             Main   Street  Fund  are   designated   as
             segregated,   or  margin,   collateral  or
             escrow  arrangements are  established,  to
             cover the  related  obligations.  Examples
             of  those  activities   include  borrowing
             money,   reverse  repurchase   agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

o        Main Street Fund cannot  borrow  money in excess of
             33 1/3% of the value of its  total  assets
             (including  the  amount  borrowed).   Main
             Street  Fund may  borrow  only from  banks
             and/or  affiliated  investment  companies.
             With respect to this  fundamental  policy,
             Main  Street  Fund can  borrow  only if it
             maintains   a  300%  ratio  of  assets  to
             borrowings  at all times in the manner set
             forth in the Investment Company Act.

o        Main  Street  Fund  cannot  make  loans  except (a)
             through   lending   of   securities,   (b)
             through the  purchase of debt  instruments
             or similar evidences of indebtedness,  (c)
             through an interfund  lending  program (if
             applicable) with other  affiliated  funds,
             and (d) through repurchase agreements.

o        Main Street Fund  cannot buy  securities  issued or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of that issuer or it would
             then  own more  than 10% of that  issuer's
             voting  securities.  This limit applies to
             75% of Main Street  Fund's  total  assets.
             The  limit  does not  apply to  securities
             issued  by the U.S.  Government  or any of
             its  agencies  or  instrumentalities,   or
             securities of other investment companies.

                Main Street Opportunity Fund

o        Main Street  Opportunity Fund cannot buy securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   This
             limitation  applies to 75% of Main  Street
             Opportunity   Fund's  total  assets.   The
             limit does not apply to securities  issued
             by  the  U.S.  government  or  any  of its
             agencies    or     instrumentalities    or
             securities of other investment companies.

o        Main  Street  Opportunity  Fund  cannot  make loans
             except (a) through  lending of securities,
             (b)   through   the   purchase   of   debt
             instruments   or  similar   evidences   of
             indebtedness,  (c)  through  an  interfund
             lending  program  (if   applicable)   with
             other affiliated  funds,  provided that no
             such  loan  may be made if,  as a  result,
             the  aggregate  of such loans would exceed
             33 1/3% of the value of its  total  assets
             (taken  at  market  value  at the  time of
             such  loans),  and (d) through  repurchase
             agreements.

o        Main Street  Opportunity  Fund cannot  borrow money
             in  excess  of 33 1/3% of the value of its
             total  assets.   Main  Street  Opportunity
             Fund may  borrow  only from  banks  and/or
             affiliated  investment   companies.   With
             respect to this fundamental  policy,  Main
             Street  Opportunity  Fund can borrow  only
             if it  maintains a 300% ratio of assets to
             borrowings  at all times in the manner set
             forth in the Investment Company Act.

o        Main Street  Opportunity  Fund  cannot  concentrate
             investments.  That means it cannot  invest
             25% or more  of its  total  assets  in any
             industry.    However,    there    is    no
             limitation   on    investments   in   U.S.
             government securities.

o        Main  Street  Opportunity  Fund  cannot  invest  in
             physical     commodities    or    physical
             commodity  contracts or buy securities for
             speculative short-term purposes.  However,
             Main Street  Opportunity  Fund can buy and
             sell  any  of  the   hedging   instruments
             permitted  by any of its  other  policies.
             It  can  also   buy  and   sell   options,
             futures,  securities or other  instruments
             backed by  physical  commodities  or whose
             investment  return is linked to changes in
             the price of physical commodities.

o        Main Street  Opportunity Fund cannot invest in real
             estate  or in  interests  in real  estate.
             However,  Main Street Opportunity Fund can
             purchase  securities  of  issuers  holding
             real  estate or  interests  in real estate
             (including   securities   of  real  estate
             investment trusts).

o        Main  Street  Opportunity  Fund  cannot  underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Main Street  Opportunity  Fund cannot issue "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of Main  Street  Opportunity  Fund
             are designated as  segregated,  or margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.     Examples     of     those
             activities    include   borrowing   money,
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

              Main Street Small Cap Fund

o        Main Street  Small Cap Fund  cannot buy  securities
             issued or  guaranteed by any one issuer if
             more than 5% of its total  assets would be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction  applies to 75% of Main Street
             Small Cap Fund's total  assets.  The limit
             does not  apply to  securities  issued  by
             the   U.S.   government   or  any  of  its
             agencies    or     instrumentalities    or
             securities of other investment companies.

o        Main  Street  Small  Cap  Fund  cannot  make  loans
             except (a) through  lending of securities,
             (b)   through   the   purchase   of   debt
             securities   or   similar   evidences   of
             indebtedness,      (c)      through     an
             interfund-lending   program   with   other
             affiliated    funds,   and   (d)   through
             repurchase agreements.

o        Main Street  Small Cap Fund cannot  borrow money in
             excess  of 33  1/3%  of the  value  of its
             total  assets.  Main Street Small Cap Fund
             may   borrow   only  from   banks   and/or
             affiliated  investment   companies.   With
             respect to this fundamental  policy,  Main
             Street  Small Cap Fund can borrow  only if
             it  maintains  a 300%  ratio of  assets to
             borrowing  at all times in the  manner set
             forth in the Investment Company Act.

o        Main  Street  Small  Cap  Fund  cannot  concentrate
             investments.  That means it cannot  invest
             25%  or  more  of  its  total   assets  in
             companies    in    any    one    industry.
             Obligations  of the U.S.  government,  its
             agencies  and  instrumentalities  are  not
             considered  to be  part  of an  "industry"
             for the purposes of this restriction.

o        Main Street  Small Cap Fund  cannot  invest in real
             estate  or in  interests  in real  estate.
             However,  Main  Street  Small Cap Fund can
             purchase  securities of companies  holding
             real estate or interests in real estate.

o        Main  Street  Small  Cap  Fund  cannot   invest  in
             physical     commodities    or    physical
             commodity  contracts or buy securities for
             speculative short-term purposes.  However,
             Main  Street  Small  Cap  Fund can buy and
             sell  any  of  the   hedging   instruments
             permitted  by any of its  other  policies.
             It  can  also   buy  and   sell   options,
             futures,  securities or other  instruments
             backed by  physical  commodities  or whose
             investment  return is linked to changes in
             the price of physical commodities.

o        Main  Street  Small  Cap  Fund  cannot   underwrite
             securities   of   other    companies.    A
             permitted  exception  is  in  case  it  is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Main  Street  Small Cap Fund cannot  issue  "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets of Main  Street  Small Cap Fund are
             designated  as   segregated,   or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.  Examples of those activities
             include    borrowing    money,     reverse
             repurchase  agreements,   delayed-delivery
             and    when-issued     arrangements    for
             portfolio  securities  transactions,   and
             contracts  to  buy  or  sell  derivatives,
             hedging instruments, options or futures.

                      MidCap Fund

o        MidCap  Fund  cannot  buy   securities   issued  or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction   applies  to  75%  of  MidCap
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             government  or  any  of  its  agencies  or
             instrumentalities.

o        MidCap Fund cannot  invest in physical  commodities
             or    physical    commodity     contracts.
             However,  MidCap  Fund  can buy  and  sell
             hedging    instruments   to   the   extent
             specified in its  Prospectus and Statement
             of  Additional  Information  from  time to
             time.  MidCap  Fund  can also buy and sell
             options,  futures,   securities  or  other
             instruments  backed by, or the  investment
             return  from  which,  is linked to changes
             in the price of, physical commodities.

o        MidCap  Fund cannot  lend  money.  However,  it can
             invest in all or a portion  of an issue of
             bonds,  debentures,  commercial  paper  or
             other   similar   corporate   obligations.
             MidCap  Fund may also  lend its  portfolio
             securities  subject  to  the  restrictions
             stated in the  Prospectus and Statement of
             Additional  Information and can enter into
             repurchase transactions.

o        MidCap Fund cannot  concentrate  investments.  That
             means it cannot  invest 25% or more of its
             total  assets  in  companies  in  any  one
             industry.

o        MidCap Fund cannot  underwrite  securities of other
             companies.  A  permitted  exception  is in
             case  it is  deemed  to be an  underwriter
             under  the  Securities  Act of  1933  when
             reselling any  securities  held in its own
             portfolio.

o        MidCap  Fund  cannot  invest  in real  estate or in
             interests in real estate.  However, MidCap
             Fund   can   purchase   readily-marketable
             securities   of  companies   holding  real
             estate or interests in real estate.

o        MidCap  Fund  cannot  issue  "senior   securities."
             However,   that   restriction   does   not
             prohibit  MidCap Fund from borrowing money
             subject  to the  provisions  set  forth in
             its Statement of  Additional  Information,
             or from entering  into margin,  collateral
             or escrow  arrangements  permitted  by its
             other investment policies.

                     Money Market Fund

o        Money  Market  Fund  cannot  invest more than 5% of
             its  total  assets  in  securities  of any
             issuer (except the U.S.  government or its
             agencies or instrumentalities).

o        Money  Market Fund cannot  concentrate  investments
             in  any  particular  industry;   therefore
             Money  Market Fund will not  purchase  the
             securities   of   companies   in  any  one
             industry  if more than 25% of the value of
             Money  Market  Fund's  total  assets would
             consist  of  securities  of  companies  in
             that industry.  Except for  obligations of
             foreign  branches  of domestic  banks,  or
             obligations   issued  or   guaranteed   by
             foreign   banks,   Money   Market   Fund's
             investments in U.S. government  securities
             and  bank  obligations  described  in  the
             prospectus   are  not   included  in  this
             limitation.

o        Money Market Fund cannot make loans,  except to the
             extent   permitted  under  the  Investment
             Company  Act,  the  rules  or  regulations
             thereunder  or  any  exemption   therefrom
             that is  applicable  to Money Market Fund,
             as such statute,  rules or regulations may
             be  amended  or  interpreted  from time to
             time.   (See   "Interfund   Borrowing  and
             Lending Arrangements" above).

o        Money Market Fund may not borrow  money,  except to
             the extent  permitted under the Investment
             Company  Act,  the  rules  or  regulations
             thereunder  or  any  exemption   therefrom
             that is  applicable  to Money Market Fund,
             as such statute,  rules or regulations may
             be  amended  or  interpreted  from time to
             time.

o        Money Market Fund cannot invest in  commodities  or
             commodity    contracts    or   invest   in
             interests  in oil,  gas, or other  mineral
             exploration    or   mineral    development
             programs.

o        Money  Market  Fund cannot  invest in real  estate.
             However,  Money  Market Fund may  purchase
             commercial   paper   issued  by  companies
             which  invest in real estate or  interests
             in real estate.

o        Money  Market Fund cannot  purchase  securities  on
             margin or make short sales of securities.

o        Money   Market  Fund  cannot   invest  in  or  hold
             securities   of  any   issuer   if   those
             officers  and  directors  of Money  Market
             Fund or its advisor who  beneficially  own
             individually  more  than  1/2 of 1% of the
             securities  of such  issuer  together  own
             more  than  5% of the  securities  of such
             issuer;

o        Money Market Fund cannot  underwrite  securities of
             other companies.

o        Money Market Fund cannot  invest in  securities  of
             other investment companies.

               Quest International Value Fund

o        Quest  International  Value Fund cannot invest more
             than 5% of the value of its  total  assets
             in  securities  of any  one  issuer.  This
             limitation   applies   to  75%  of   Quest
             International Value Fund's total assets.

o        Quest  International  Value  Fund  cannot  purchase
             more than 10% of the voting  securities of
             any one issuer.  This  limitation  applies
             to  75%  of  Quest   International   Value
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             Government  or  any  of  its  agencies  or
             instrumentalities.

o        Quest  International  Value Fund cannot lend money.
             However  the Fund can  invest  in all or a
             portion of an issue of bonds,  debentures,
             commercial    paper   or   other   similar
             corporate        obligations.        Quest
             International  Value Fund may also  engage
             in  repurchase  agreements  and  may  make
             loans of portfolio securities,  subject to
             the  restrictions  stated  under "Loans of
             Portfolio Securities."

o        Quest  International  Value Fund cannot concentrate
             its  investments.  That  means  it  cannot
             invest 25% or more of its total  assets in
             any  industry.  For the  purposes  of this
             restriction   a  foreign   government   is
             considered to be an  "industry."  However,
             there is no limitation on  investments  in
             U.S. Government  securities.  Moreover, if
             deemed   appropriate   for   seeking   its
             investment objective,  Quest International
             Value  Fund  may  invest  up to 25% of its
             total   assets   in   any   one   industry
             classification   used  by  the   Fund  for
             investment purposes.

o        Quest  International  Value Fund  cannot  invest in
             real estate.  However, Quest International
             Value  Fund  can  purchase  securities  of
             issuers   that   engage  in  real   estate
             operations   and   securities   that   are
             secured  by real  estate or  interests  in
             real estate.

o        Quest  International  Value Fund  cannot  invest in
             companies  for the  purpose  of  acquiring
             control or management of those companies.

o        Quest  International  Value Fund cannot  underwrite
             securities   of   other    companies.    A
             permitted  exception  is in the case it is
             deemed  to be  an  underwriter  under  the
             Securities  Act of 1933 when reselling any
             securities held in its own portfolio.

o        Quest  International  Value Fund  cannot  invest or
             hold  securities of any issuer if officers
             and   directors  of  Quest   International
             Value Fund or its  Manager or  Sub-Advisor
             individually  beneficially  own more  than
             1/2  of  1%  of  the  securities  of  that
             issuer  and  together  own more than 5% of
             the securities of that issuer.

o        Quest  International  Value Fund  cannot  invest in
             physical     commodities    or    physical
             commodity   contracts.    However,   Quest
             International  Value Fund may buy and sell
             hedging    instruments   to   the   extent
             specified in its  Prospectus and Statement
             of  Additional  Information  from  time to
             time. Quest  International  Value Fund can
             also  buy  and  sell   options,   futures,
             securities or other instruments  backed by
             physical  commodities or whose  investment
             return is linked to  changes  in the price
             of physical commodities.

o        Quest  International Value Fund cannot borrow money
             in  excess  of one  third of the  value of
             Quest  International  Value  Fund's  total
             assets.  Quest  International  Value  Fund
             can  borrow  only from banks and only as a
             temporary  measure  for  extraordinary  or
             emergency   purposes.   It  will  make  no
             additional  investments  while  borrowings
             exceed  5%  of  its  total  assets.  Quest
             International  Value Fund can borrow  only
             if it  maintains a 300% ratio of assets to
             borrowings  at all times in the manner set
             forth in the Investment Company Act.

o        Quest  International  Value Fund cannot  pledge its
             assets  or assign  or  otherwise  encumber
             its assets in excess of  one-third  of its
             net  assets.  It can do so only to  secure
             borrowings  made  within  the  limitations
             set  forth  in  the   Prospectus   or  its
             Statement of Additional Information.

o        Quest  International Value Fund cannot issue senior
             securities  (as defined in the  Investment
             Company Act).  However,  Oppenheimer Quest
             International  Value  Fund can enter  into
             repurchase  agreements,  borrow  money  in
             accordance  with  the   restrictions   set
             forth in its  Prospectus  or  Statement of
             Additional  Information and lend portfolio
             securities,  even if those  activities are
             deemed  to  involve  the   issuance  of  a
             senior security.

                    Real Asset Fund

o        Real Asset Fund will not purchase  the  securities,
             hybrid  instruments and other  instruments
             of any  issuer  if,  as a  result,  25% or
             more of Real  Asset  Fund's  total  assets
             would be  invested  in the  securities  of
             companies   whose    principal    business
             activities are in the same industry.  This
             restriction  does not apply to  securities
             issued   or   guaranteed   by   the   U.S.
             government  or  any  of  its  agencies  or
             instrumentalities,      or      repurchase
             agreements secured by them. However,  Real
             Asset Fund will  invest 25% or more of its
             total   assets   in   securities,   hybrid
             instruments    and   other    instruments,
             including  futures and forward  contracts,
             related  options and swaps,  linked to the
             energy     and     natural      resources,
             agriculture,     livestock,     industrial
             metals,  and precious  metals  industries.
             The  individual  components  of  an  index
             will be considered as separate  industries
             for this purpose.

o        Real   Asset   Fund  will  not  issue  any   senior
             security.  However,  Real  Asset  Fund may
             enter   into   commitments   to   purchase
             securities in  accordance  with Real Asset
             Fund's   investment   program,   including
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             securities,  which may be  considered  the
             issuance     of     senior     securities.
             Additionally,  Real  Asset Fund may engage
             in  transactions  that may  result  in the
             issuance  of  a  senior  security  to  the
             extent   permitted  under  the  Investment
             Company  Act and  applicable  regulations,
             interpretations  of the Investment Company
             Act  or an  exemptive  order.  Real  Asset
             Fund may  also  engage  in short  sales of
             securities to the extent  permitted in its
             investment      program      and     other
             restrictions.  The  purchase  or  sale  of
             hybrid instruments,  futures contracts and
             related  options  shall not be  considered
             to   involve   the   issuance   of  senior
             securities.  Moreover, Real Asset Fund may
             borrow   money   as   authorized   by  the
             Investment Company Act.

o        Real Asset Fund will not purchase or sell  physical
             commodities  unless  acquired  as a result
             of  ownership  of   securities   or  other
             instruments.  This  restriction  shall not
             prevent  Real Asset  Fund from  purchasing
             or  selling  hybrid  instruments,  options
             and  futures  contracts  with  respect  to
             individual   commodities  or  indices,  or
             from  investing  in  securities  or  other
             instruments     backed     by     physical
             commodities or indices.

o        Real  Asset  Fund  will not  purchase  or sell real
             estate  unless  acquired  as a  result  of
             direct  ownership of  securities  or other
             instruments.  This  restriction  shall not
             prevent Real Asset Fund from  investing in
             securities or other instruments  backed by
             real  estate or  securities  of  companies
             engaged  in  the  real  estate   business,
             including real estate  investment  trusts.
             This  restriction  does not preclude  Real
             Asset Fund from buying  securities  backed
             by mortgages on real estate or  securities
             of companies  engaged in such  activities.
             Real  Asset  Fund can also  invest in real
             estate  operating  companies and shares of
             companies  engaged  in other  real  estate
             related businesses.

o        Real  Asset  Fund  cannot   underwrite   securities
             issued  by  other  persons.   A  permitted
             exception  is in case it is  deemed  to be
             an  underwriter  under the  Securities Act
             of 1933 when reselling  securities held in
             its own portfolio.

o        Real  Asset  Fund  cannot  make  loans  except  (a)
             through   lending   of   securities,   (b)
             through the  purchase of debt  instruments
             or similar evidences of indebtedness,  (c)
             through an interfund  lending  program (if
             applicable) with other  affiliated  funds,
             provided  that  no such  loan  may be made
             if, as a  result,  the  aggregate  of such
             loans  would  exceed  33 1/3% of the value
             of  its  total  assets  (taken  at  market
             value at the time of such loans),  and (d)
             through repurchase agreements.1

o        Real Asset Fund  cannot  borrow  money in excess of
             33 1/3% of the value of its total  assets.
             Real  Asset  Fund  may  borrow  only  from
             banks   and/or    affiliated    investment
             companies.    With    respect    to   this
             fundamental  policy,  Real  Asset Fund can
             borrow  only if it  maintains a 300% ratio
             of  assets to  borrowings  at all times in
             the  manner  set  forth in the  Investment
             Company Act.2

Non-Diversification  of Real Asset Fund's Investments.  Real
Asset   Fund  is   "non-diversified,"   as  defined  in  the
Investment  Company  Act.  Funds that are  diversified  have restrictions  against  investing too much of their assets in the  securities  of any one  "issuer."  That means that Real
Asset Fund can invest  more of its assets in the  securities of a single issuer than a fund that is diversified.

         Being  non-diversified  poses additional investment
risks,  because  if  Real  Asset  Fund  invests  more of its assets in fewer issuers,  the value of its shares is subject to greater  fluctuations from adverse  conditions  affecting any one of those  issuers.  However,  Real  Asset  Fund does limit its  investments  in the  securities of any one issuer to  qualify  for tax  purposes  as a  "regulated  investment company"  under the Internal  Revenue Code.  By  qualifying, it does  not have to pay  federal  income  taxes on  amounts
distributed   if  more   than  90%  of  its   earnings   are
distributed  to  shareholders.  To qualify,  Real Asset Fund must meet a number of conditions.  First,  not more than 25%
of the market  value of Real Asset  Fund's  total assets may be invested in the  securities of a single  issuer.  Second, with  respect  to 50%  of  the  market  value  of its  total assets,  (1) no more  than  5% of the  market  value  of its total assets may be invested in the  securities  of a single issuer,  and (2) Real  Asset Fund must not own more than 10%
of the outstanding voting securities of a single issuer.

                      Real Estate Fund

o        Real Estate Fund  cannot buy  securities  issued or
             guaranteed  by any one issuer if more than
             5% of its total  assets  would be invested
             in  securities  of  that  issuer  or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     That
             restriction  applies to 50% of Real Estate
             Fund's  total  assets.  The limit does not
             apply  to  securities  issued  by the U.S.
             government  or  any  of  its  agencies  or
             instrumentalities  or  securities of other
             investment companies.

o        Real  Estate  Fund  cannot  make  loans  except  as
             permitted  by  the  Act.  Permitted  loans
             under the Act  include  (a) the lending of
             securities,   (b)  the  purchase  of  debt
             instruments   or  similar   evidences   of
             indebtedness,  (c)  an  interfund  lending
             program   (if   applicable)   with   other
             affiliated  funds,  provided  that no such
             loan  may be made  if,  as a  result,  the
             aggregate  of such loans  would  exceed 33
             1/3%  of the  value  of its  total  assets
             (taken  at  market  value  at the  time of
             such  loans),  and (d) through  repurchase
             agreements.

o        Real Estate Fund cannot  borrow except as permitted
             by the  Act.  Currently  the  Act  permits
             loans  only from banks  and/or  affiliated
             investment   companies  and  only  to  the
             extent  that the value of its assets  less
             its  liabilities  other than  borrowing is
             equal to at least  300% of all  borrowings
             (including the proposed borrowing.)

o        Real   Estate   Fund   cannot    concentrate    its
             investments  to the  extent  of 25% of its
             total  assets  in any  industry.  However,
             there is no  limitation  as to Real Estate
             Fund's  investments  in  the  real  estate
             industry in general.

o        Real Estate Fund cannot invest in other  investment
             companies  except to the extent  permitted
             by the  Act.  Real  Estate  Fund  would be
             permitted  under this policy to invest its
             assets  in the  securities  of one or more
             open-end  management   investment  company
             for   which  its   manager,   one  of  its
             affiliates   or   a   successor   is   the
             investment  advisor or  sub-advisor.  That
             fund or funds must have  substantially the
             same  fundamental   investment  objective,
             policies  and  limitations  as Real Estate
             Fund.  This policy also would  permit Real
             Estate  Fund to  adopt  a  "master-feeder"
             structure.   Under  that  structure,  Real
             Estate  Fund would be a "feeder"  fund and
             would  invest  all  of  its  assets  in  a
             single  pooled   "master  fund"  in  which
             other  feeder  funds  could  also  invest.
             This  could  enable  Real  Estate  Fund to
             take  advantage of  potential  operational
             and    cost     efficiencies     in    the
             master-feeder structure.  Real Estate Fund
             has no present  intention  of adopting the
             master-feeder  structure.  If it  did  so,
             its    prospectus    and    Statement   of
             Additional  Information  would be  revised
             accordingly.

o        Real Estate Fund cannot  underwrite  securities  of
             other  companies  except as  permitted  by
             the Act. A permitted  exception is in case
             it is  deemed to be an  underwriter  under
             the  Securities Act of 1933 when reselling
             any securities held in its own portfolio.

o        Real Estate  Fund  cannot  invest in real estate or
             in interests  in real  estate.  Securities
             issued by  companies  which invest in real
             estate   or    interests    therein,    or
             securities  directly or indirectly secured
             by real  estate or  interests  therein are
             not  considered to be  investments in real
             estate.

o        Real Estate Fund cannot issue "senior  securities,"
             except  as  permitted  by  the  Act.  That
             restriction  does not prohibit Real Estate
             Fund from  borrowing  money subject to the
             provisions  set forth in this Statement of
             Additional  Information,  or from entering
             into   margin,    collateral   or   escrow
             arrangements   permitted   by  its   other
             investment policies.

|X|      Non-Diversification    of   Real   Estate    Fund's
Investments.  Real  Estate  Fund  is  "non-diversified,"  as defined in the Investment  Company Act. As a non-diversified investment  company,  Real  Estate  Fund may be  subject  to greater  risks  than a  diversified  company  because of the possible  fluctuation  in the values of  securities of fewer issuers.  However,  at the close of each  fiscal  quarter at least 50% of the value of Real Estate  Fund's  total  assets will be  represented  by one or more of the  following:  (i)
cash  and  cash  items,  including  receivables;  (ii)  U.S.
government  securities;  (iii) securities of other regulated investment  companies;  and (iv) securities (other than U.S.
government  securities  and  securities  of other  regulated investment  companies) of any one or more issuers which meet the  following  limitations:  (a) Real  Estate Fund will not invest  more than 5% of its total  assets in the  securities of  any  such  issuer  and  (b)  the  entire  amount  of the securities  of such  issuer  owned by Real  Estate Fund will not  represent  more  than  10%  of the  outstanding  voting securities of such issuer.  Additionally,  not more than 25%
of the value of a Fund's  total  assets may be  invested  in the securities of any one issuer.

                    Small Cap Value Fund

o        Small Cap Value Fund cannot  invest more than 5% of
             the  value  of  its  total  assets  in the
             securities   of  any  one   issuer.   This
             restriction  applies  to 75% of its  total
             assets.

o        Small Cap Value Fund cannot  purchase more than 10%
             of  the  voting   securities  of  any  one
             issuer.  All  outstanding  debt securities
             and all  preferred  stock of an issuer are
             considered    as    one    class.     This
             restriction  does not apply to  securities
             issued  by the U.S.  government  or any of
             its agencies or instrumentalities.

o        Small  Cap  Value  Fund  cannot   concentrate   its
             investments.  That means it cannot  invest
             25% or more  of its  total  assets  in any
             industry.   If  deemed   appropriate   for
             attaining its investment objective,  Small
             Cap Value  Fund may  invest  less than but
             up to 25% of its  total  assets in any one
             industry  classification used by Small Cap
             Value Fund for  investment  purposes.  For
             this  purpose,  a  foreign  government  is
             considered an industry.

o        Small Cap Value Fund cannot  borrow money in excess
             of 33  1/3%  of the  value  of  Small  Cap
             Value  Fund's  total  assets.   Small  Cap
             Value Fund may borrow  only from banks and
             only   as   a   temporary    measure   for
             extraordinary   or   emergency   purposes.
             Small   Cap   Value   Fund  will  make  no
             additional  investments  while  borrowings
             exceed  5% of  the  Fund's  total  assets.
             Small Cap Value  Fund can  borrow  only if
             it  maintains  a 300%  ratio of  assets to
             borrowings  at all times in the manner set
             forth in the Investment Company Act.

o        Small  Cap Value  Fund  cannot  invest in  physical
             commodities    or    physical    commodity
             contracts.  However,  Small Cap Value Fund
             may buy and sell  hedging  instruments  to
             the extent  specified in its Prospectus or
             Statement of Additional  Information  from
             time to time.  Small  Cap  Value  Fund can
             also  buy  and  sell   options,   futures,
             securities  or  other  instruments  backed
             by, or the  investment  return  from which
             is  linked  to,  changes  in the  price of
             physical commodities.

o        Small Cap Value Fund  cannot  invest in real estate
             or  real   estate   limited   partnerships
             (direct participation programs).  However,
             Small   Cap   Value   Fund  may   purchase
             securities  of issuers that engage in real
             estate  operations  and  securities  which
             are  secured by real  estate or  interests
             in real estate.

o        Small Cap Value Fund cannot  underwrite  securities
             of other companies.  A permitted exception
             is  in  case  it  is   deemed   to  be  an
             underwriter  under the  Securities  Act of
             1933 when  reselling any  securities  held
             in its own portfolio.

o        Small Cap Value Fund  cannot  invest in  securities
             of any issuer if, to the  knowledge of the
             Trust, officers,  directors or trustees of
             the Trust,  or the  Manager  who owns more
             than   1/2  of  1%  of   the   outstanding
             securities  of such  issuer  together  own
             more   than   5%   of   the    outstanding
             securities of such issuer.

o        Small Cap Value  Fund  cannot  pledge its assets or
             assign or  otherwise  encumber  its assets
             in  excess  of 10% of its net  assets.  It
             can pledge,  assign or encumber its assets
             only to secure borrowings  effected within
             the   limitations   set   forth   in   its
             Prospectus.

o        Small Cap Value Fund cannot  invest for the purpose
             of  exercising  control or  management  of
             another company.

o        Small   Cap  Value   Fund   cannot   issue   senior
             securities  (as defined in the  Investment
             Company Act). However,  the Fund can enter
             into  any  repurchase  agreement,   borrow
             money  in  accordance  with   restrictions
             described  above  and lend  its  portfolio
             securities.

o        Small  Cap  Value  Fund  cannot  make  loans to any
             person or individual.  However,  portfolio
             securities  may be  loaned  by  Small  Cap
             Value Fund  within the limits set forth in
             the Prospectus.

                 Strategic Income Fund

o        Strategic Income Fund cannot buy securities  issued
             or  guaranteed  by any one  issuer if more
             than  5% of  its  total  assets  would  be
             invested in  securities  of that issuer or
             it would  then  own more  than 10% of that
             issuer's  voting  securities.  This  limit
             applies to 75% of Strategic  Income Fund's
             total  assets.  The  limit  does not apply
             to   securities   issued   by   the   U.S.
             government  or  any  of  its  agencies  or
             instrumentalities,  or securities of other
             investment companies.

o        Strategic  Income Fund cannot invest 25% or more of
             its  total  assets  in any  one  industry.
             That  limit  does not apply to  securities
             issued   or   guaranteed   by   the   U.S.
             government    or    its    agencies    and
             instrumentalities.       Each      foreign
             government  is  treated  as an  "industry"
             and  utilities  are divided  according  to
             the services they provide.

o        Strategic   Income  Fund  cannot  borrow  money  in
             excess  of  331/3%  of  the  value  of its
             total   assets   (including   the   amount
             borrowed).   Strategic   Income  Fund  may
             borrow only from banks  and/or  affiliated
             investment  companies.   With  respect  to
             this fundamental policy,  Strategic Income
             Fund can  borrow  only if it  maintains  a
             300% ratio of assets to  borrowings at all
             times  in  the  manner  set  forth  in the
             Investment Company Act.

o        Strategic  Income Fund cannot make loans except (a)
             through   lending   of   securities,   (b)
             through the  purchase of debt  instruments
             or similar evidences of indebtedness,  (c)
             through  an  inter-fund   lending  program
             with  other  affiliated  funds,   provided
             that no such  loan  may be made  if,  as a
             result,  the aggregate of such loans would
             exceed  33 1/3% of the  value of its total
             assets  (taken at market value at the time
             of   such   loans),    and   (d)   through
             repurchase agreements.

o        Strategic   Income  Fund  cannot   invest  in  real
             estate,  physical commodities or commodity
             contracts.   However,   Strategic   Income
             Fund may:  (1)  invest in debt  securities
             secured  by real  estate or  interests  in
             real  estate,   or  issued  by  companies,
             including real estate  investment  trusts,
             that  invest in real  estate or  interests
             in real  estate;  (2)  invest  in  hedging
             instruments  permitted by any of its other
             investment policies;  and (3) buy and sell
             options,  futures,   securities  or  other
             instruments  backed by, or the  investment
             return  from which is linked to changes in
             the  price  of,  physical  commodities  or
             currencies.

o        Strategic Income Fund cannot underwrite  securities
             of other companies.  A permitted exception
             is  in  case  it  is   deemed   to  be  an
             underwriter  under the  Securities  Act of
             1933 when  reselling any  securities  held
             in its own portfolio.

o        Strategic   Income   Fund  cannot   issue   "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of   Strategic   Income  Fund  are
             designated  as   segregated,   or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.     Examples     of     those
             activities    include   borrowing   money,
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

                 U.S. Government Trust

o        U.S.  Government Trust cannot buy securities issued
             or  guaranteed  by any one  issuer if more
             than  5% of  its  total  assets  would  be
             invested in  securities  of that issuer or
             if it  would  then  own  more  than 10% of
             that  issuer's  voting  securities.   That
             restriction  applies  to 75% of the Fund's
             total  assets.  The  limit  does not apply
             to   securities   issued   by   the   U.S.
             government  or  any  of  its  agencies  or
             instrumentalities.

o        U.S.  Government  Trust will not invest 25% or more
             of  its  assets  in   investments  in  any
             industry.  There is no limit,  however, on
             U.S.  Government  Trust's  investments  in
             obligations of the U.S.  government or its
             agencies or instrumentalities.

o        U.S.  Government Trust cannot make loans, except to
             the extent  permitted under the Investment
             Company  Act,  the  rules  or  regulations
             thereunder  or  any  exemption   therefrom
             that  is  applicable  to  U.S.  Government
             Trust,   as   such   statute,   rules   or
             regulations  may be amended or interpreted
             from time to time.3

o        U.S.  Government Trust may not borrow money, except
             to  the   extent   permitted   under   the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom   that  is  applicable  to  U.S.
             Government  Trust, as such statute,  rules
             or   regulations   may   be   amended   or
             interpreted from time to time.4

o        U.S.  Government  Trust cannot purchase  securities
             on   margin   or  make   short   sales  of
             securities.   However,   U.S.   Government
             Trust   may  make   margin   deposits   in
             connection   with   any  of  the   hedging
             instruments  permitted by any of its other
             fundamental policies.

o        U.S. Government Trust cannot invest in real estate.

o        U.S. Government Trust cannot underwrite  securities
             of other companies.

o        U.S.  Government  Trust cannot invest in securities
             of other investment  companies,  except if
             it  acquires  them as  part  of a  merger,
             consolidation or acquisition of assets.

o        U.S.  Government  Trust  cannot  invest in physical
             commodities.  This  restriction  does  not
             prevent   U.S.   Government   Trust   from
             investing   in   derivative   or   hedging
             instruments   in   accordance   with   its
             investment policies.

o        U.S.   Government   Trust  cannot   issue   "senior
             securities,"  but this  does not  prohibit
             certain  investment  activities  for which
             assets  of  U.S.   Government   Trust  are
             designated  as   segregated,   or  margin,
             collateral  or  escrow   arrangements  are
             established,    to   cover   the   related
             obligations.     Examples     of     those
             activities    include   borrowing   money,
             reverse       repurchase       agreements,
             delayed-delivery      and      when-issued
             arrangements   for  portfolio   securities
             transactions,  and  contracts  to  buy  or
             sell  derivatives,   hedging  instruments,
             options or futures.

                         Value Fund

o        Value  Fund   cannot   issue   senior   securities.
             However,  it can make payments or deposits
             of margin in  connection  with  options or
             futures  transactions,  lend its portfolio
             securities,    enter    into    repurchase
             agreements,  borrow  money and  pledge its
             assets   as   permitted   by   its   other
             fundamental  policies.   For  purposes  of
             this  restriction,  the issuance of shares
             of common  stock in  multiple  classes  or
             series,  the  purchase or sale of options,
             futures  contracts  and options on futures
             contracts,    forward   commitments,   and
             repurchase   agreements  entered  into  in
             accordance  with Value  Fund's  investment
             policies,  and  the  pledge,  mortgage  or
             hypothecation  of Value Fund's  assets are
             not deemed to be senior securities.

o        Value   Fund   cannot  buy   securities   or  other
             instruments  issued or  guaranteed  by any
             one  issuer  if more  than 5% of its total
             assets would be invested in  securities or
             other  instruments of that issuer or if it
             would  then  own  more  than  10% of  that
             issuer's    voting    securities.     This
             limitation  applies to 75% of Value Fund's
             total  assets.  The  limit  does not apply
             to securities  issued or guaranteed by the
             U.S.  government or any of its agencies or
             instrumentalities  or  securities of other
             investment companies.

o        Value Fund  cannot  invest 25% or more of its total
             assets  in any one  industry.  That  limit
             does not  apply to  securities  issued  or
             guaranteed  by the U.S.  government or its
             agencies    and    instrumentalities    or
             securities issued by investment companies.

o        Value Fund cannot  invest in  physical  commodities
             or commodities  contracts.  However, Value
             Fund can  invest  in  hedging  instruments
             permitted  by any of its other  investment
             policies,  and can  buy or  sell  options,
             futures,  securities or other  instruments
             backed by, or the  investment  return from
             which is linked  to,  changes in the price
             of   physical    commodities,    commodity
             contracts or currencies.

o        Value  Fund  cannot  invest  in real  estate  or in
             interests in real estate.  However,  Value
             Fund can  purchase  securities  of issuers
             holding  real estate or  interests in real
             estate   (including   securities  of  real
             estate investment  trusts) if permitted by
             its other investment policies.

o        Value Fund cannot  underwrite  securities  of other
             issuers. A permitted  exception is in case
             it is  deemed to be an  underwriter  under
             the  Securities  Act of 1933 in  reselling
             its portfolio securities.

o        Value Fund cannot make loans,  except to the extent
             permitted  under  the  Investment  Company
             Act, the rules or  regulations  thereunder
             or  any   exemption   therefrom   that  is
             applicable   to   Value   Fund,   as  such
             statute,   rules  or  regulations  may  be
             amended or interpreted from time to time.

o        Value  Fund may not  borrow  money,  except  to the
             extent   permitted  under  the  Investment
             Company  Act,  the  rules  or  regulations
             thereunder  or  any  exemption   therefrom
             that is  applicable to Value Fund, as such
             statute,   rules  or  regulations  may  be
             amended or interpreted  from time to time.
             5

Do the Underlying Funds Have Any  Restrictions  That Are Not
Fundamental?  Some of the Underlying  Funds have  investment restrictions that are not fundamental policies,  which means the policy can be changed by an  Underlying  Fund's Board of
Trustees or Directors without shareholder approval.

                         Bond Fund

o        Bond Fund cannot invest in the  securities of other
             registered    investment    companies   or
             registered  unit   investment   trusts  in
             reliance  on  sub-paragraph  (F) or (G) of
             section   12(d)(1)   of   the   Investment
             Company Act.

               Capital Appreciation Fund

o        Capital   Appreciation   Fund   cannot   invest  in
             securities of other investment  companies,
             except to the extent  permitted  under the
             Investment   Company  Act,  the  rules  or
             regulations  thereunder  or any  exemption
             therefrom,   as  such  statute,  rules  or
             regulations  may be amended or interpreted
             from time to time.

                  Developing Markets Fund

o        Developing  Markets Fund cannot invest in companies
              for the purpose of  acquiring  control or
              management of them.

o        Developing Markets Fund cannot purchase  securities
              on margin.  However,  Developing  Markets
              Fund  may   make   margin   deposits   in
              connection   with  any  of  the   hedging
              instruments   permitted  by  any  of  its
              other investment policies.

o        Developing  Markets  Fund cannot  invest in or hold
              securities  of any issuer if officers and
              Trustees of  Developing  Markets  Fund or
              its  manager  individually   beneficially
              own   more   than   1/2   of  1%  of  the
              securities  of that  issuer and  together
              own  more  than 5% of the  securities  of
              that issuer.

o        Developing  Markets Fund cannot  mortgage or pledge
              any of its  assets.  However,  this  does
              not  prohibit  the  escrow   arrangements
              contemplated  by the  writing  of covered
              call  options  or  other   collateral  or
              margin  arrangements  in connection  with
              any of the hedging instruments  permitted
              by any of its other investment policies.

                    Discovery Fund

o        Discovery    Fund   cannot   invest   in   physical
              commodities   or   commodity   contracts;
              however,  the Fund may:  (1) buy and sell
              hedging  instruments  permitted by any of
              its other  investment  policies,  and (2)
              buy   and    sell    options,    futures,
              securities  or other  instruments  backed
              by, or the  investment  return from which
              is  linked  to  changes  in the price of,
              physical commodities.

                        Global Fund

o        Global Fund cannot sell securities  short except in
              "short      sales      "against-the-box."
              However,  Global  Fund does not engage in
              this type of  transaction  at all because
              of changes in applicable tax laws.

                   Global Opportunities Fund

o        Global  Opportunities  Fund cannot sell  securities
              short     except    in    "short    sales
              "against-the-box."     However,    Global
              Opportunities  Fund  does not  engage  in
              this type of  transaction  at all because
              of changes in applicable tax laws.

o        Global   Opportunities   Fund   cannot   invest  in
              securities     of    other     investment
              companies,    except   to   the    extent
              permitted  under the  Investment  Company
              Act, the rules or regulations  thereunder
              or  any  exemption  thereform,   as  such
              statute,  rules  or  regulations  may  be
              amended or interpreted from time to time.

                   International Growth Fund

o        As a non-fundamental  policy,  International Growth
              Fund cannot sell securities  short except
              in collateralized transactions.  In those
              cases International  Growth Fund must own
              an  equivalent  amount of the  securities
              sold   short.   Not  more   than  15%  of
              International  Growth  Fund's  net assets
              may  be  held  as  collateral  for  short
              sales at any time.  International  Growth
              Fund  does not  expect  to engage in this
              type  of   transaction  as  part  of  its
              normal portfolio management techniques.

                  International Small Company Fund

o        International  Small  Company Fund cannot invest in
              companies  for the  purpose of  acquiring
              control or management of them.

o        International  Small  Company Fund cannot  purchase
              securities     on    margin.     However,
              International   Small  Company  Fund  may
              make margin  deposits in connection  with
              any of the hedging instruments  permitted
              by any of its other investment policies.

o        International  Small  Company Fund cannot invest in
              or  hold  securities  of  any  issuer  if
              officers  and  Trustees of  International
              Small   Company   Fund  or  the   Manager
              individually  beneficially  own more than
              1/2  of  1% of  the  securities  of  that
              issuer and  together  own more than 5% of
              the securities of that issuer.

o        International  Small Company Fund cannot pledge any
              of its  assets.  However,  this  does not
              prohibit    the    escrow    arrangements
              contemplated  by the  writing  of covered
              call  options  or  other   collateral  or
              margin  arrangements  in connection  with
              any of the hedging instruments  permitted
              by any of its other investment policies.

                    Limited-Term Government Fund

o        Limited-Term   Government  Fund  cannot  invest  in
              securities     of    other     registered
              investment  companies or registered  unit
              investment   trusts,   in   reliance   on
              sub-paragraph   (F)  or  (G)  of  section
              12(d)(1) of the Investment Company Act.

o        As   a   non-fundamental    policy,    Limited-Term
              Government  Fund can  invest at least 80%
              of its net assets in  obligations  issued
              or guaranteed  by the U.S.  government or
              its   agencies   and   instrumentalities,
              repurchase     agreements     on    those
              securities,   and   hedging   instruments
              approved by its Board of  Trustees.  This
              non-fundamental   policy   will   not  be
              changed   by   Limited-Term    Government
              Fund's  Board of Trustees  without  first
              providing  shareholders  60 days  written
              notice.

                 Main Street Small Cap Fund

o        As  a  non-fundamental   investment  policy,   Main
              Street  Small Cap Fund can  invest all of
              its assets in the  securities of a single
              open-end  management  investment  company
              for  which  its   manager,   one  of  its
              subsidiaries   or  a  successor   is  the
              investment  advisor or sub-advisor.  That
              fund  must  have  substantially  the same
              fundamental     investment     objective,
              policies and  limitations  as Main Street
              Small  Cap  Fund.  This   non-fundamental
              policy that  permits  Main  Street  Small
              Cap  Fund  to  invest  its  assets  in an
              open-end  management  investment  company
              would   permit   the   fund  to  adopt  a
              "fund-of-funds"     or    "master-feeder"
              structure.  This could enable Main Street
              Small  Cap  Fund  to  take  advantage  of
              potential     operational     and    cost
              efficiencies  in  either a  fund-of-funds
              or master-feeder  structure.  Main Street
              Small Cap Fund has no  present  intention
              of    adopting   a    fund-of-funds    or
              master-feeder  structure.  If it did  so,
              its    prospectus    and   Statement   of
              Additional  Information  would be revised
              accordingly.

                             MidCap Fund

o        MidCap  Fund  cannot  invest in  companies  for the
              purpose   of    acquiring    control   or
              management of them.

o        MidCap Fund cannot invest in or hold  securities of
              any issuer if  officers  and  Trustees or
              directors  of MidCap  Fund or the Manager
              individually  or  beneficially  own  more
              than1/2of 1% of the  securities  of  that
              issuer and  together  own more than 5% of
              the securities of that issuer.

o        MidCap Fund cannot  purchase  securities on margin.
              However,  MidCap  Fund  can  make  margin
              deposits  in  connection  with any of the
              hedging  instruments  permitted by any of
              its other investment policies.

o        MidCap Fund cannot pledge,  mortgage or hypothecate
              any of its  assets.  However,  this  does
              not  prohibit  the  escrow   arrangements
              contemplated   by  writing  covered  call
              options  or other  collateral  or  margin
              arrangements  in  connection  with any of
              the hedging instruments  permitted by any
              of its other investment policies.

                   Quest International Value Fund

o        Quest  International  Value Fund  cannot  invest in
              oil, gas or other mineral  exploration or
              development programs.

o        Quest  International  Value  Fund  cannot  purchase
              securities   on   margin    (except   for
              short-term  loans that are  necessary for
              the  clearance  of purchases of portfolio
              securities)    or   make   short   sales.
              Collateral   arrangements  in  connection
              with  transactions in futures and options
              are not deemed to be margin transactions.

o        Quest  International  Value Fund  cannot  invest in
              real estate limited partnership programs.

o        Quest  International  Value Fund cannot invest more
              than  5%  of  its  assets  in  unseasoned
              issuers.

o        Quest  International  Value  Fund  cannot  purchase
              warrants  if more  than  5% of its  total
              assets would be invested in warrants.

                        Small Cap Value Fund

o        Small Cap Value Fund  cannot  make  short  sales or
              purchase  securities on margin.  However,
              Small Cap Value Fund can make  short-term
              borrowings   when   necessary   for   the
              clearance   of   purchases  of  portfolio
              securities.  Collateral  arrangements  in
              connection   with   futures  and  options
              transactions  are not deemed to be margin
              transactions under this restriction.

o        Small Cap Value Fund cannot  invest in interests in
              oil, gas or other mineral  exploration or
              development programs or leases.

                     Strategic Income Fund

o        Strategic Income Fund cannot invest in securities
              of other investment companies, except if
              it acquires them as part of a merger,
              consolidation or acquisition of assets.

                     U.S. Government Trust

o        U.S.  Government  Trust cannot  invest in interests
              in   oil,    gas,   or   other    mineral
              exploration or development programs.

o        With   respect   to   U.S.    Government    Trust's
              non-fundamental  policy to invest,  under
              normal  circumstances,  at  least  80% of
              its    assets    in    U.S.    government
              securities,  U.S.  Government  Trust will
              provide  at least 60 days'  prior  notice
              of any change in such  policy as required
              by the Investment Company Act.

                             Value Fund

o        Value Fund  cannot  invest in  securities  of other
              investment   companies,   except  to  the
              extent  permitted  under  the  Investment
              Company  Act,  the  rules or  regulations
              thereunder  or any  exemption  therefrom,
              as such  statute,  rules  or  regulations
              may be amended or  interpreted  from time
              to time.

The  Underlying  Fund's cannot invest in the securities
of other registered  investment companies or registered
unit  investment  trusts in reliance  on  sub-paragraph
(F) or  (G)  of  section  12(d)(1)  of  the  Investment
Company Act.

Disclosure  of  Portfolio  Holdings.   The  Portfolios  have
adopted    policies   and    procedures    concerning    the
dissemination  by employees,  officers  and/or  directors of the Investment Advisor,  Distributor,  and Transfer Agent of
information about the portfolio  securities  holdings of the
Portfolios.  These  policies  are  designed  to assure  that dissemination  of  non-public  information  about  portfolio
securities  is   distributed   for  a  legitimate   business
purpose,  and is done  in a  manner  that  (a)  conforms  to applicable  laws  and  regulations  and (b) is  designed  to prevent  that  information  from  being  used in a way  that could negatively affect the Portfolio's  investment  program or enable third parties to use that  information in a manner that is harmful to a Portfolio.

Until publicly disclosed,  a Portfolio's  portfolio holdings are proprietary,  confidential business  information.  While
recognizing   the   importance   of   providing    Portfolio
shareholders   with  information   about  their  Portfolio's
investments  and  providing   portfolio   information  to  a
variety  of third  parties  to assist  with the  management, distribution  and  administrative  process,  such  need  for transparency  must be  balanced  against the risk that third parties who gain access to a Portfolio's  portfolio holdings information  could attempt to use that  information to trade ahead of or  against a  Portfolio,  which  could  negatively affect  the  prices  the  Portfolio  is  able to  obtain  in portfolio  transactions or the availability of the portfolio securities  that  portfolio  managers  are  trading  in on a
Portfolio's behalf.

The Investment  Advisor and its subsidiaries and affiliates, employees,  officers,  and directors,  shall neither solicit
nor  accept   any   compensation   or  other   consideration
(including   any   agreement  to  maintain   assets  in  the
Portfolio  or in  other  investment  companies  or  accounts managed by the Investment  Advisor or any affiliated  person
of  the   Investment   Advisor)  in   connection   with  the
disclosure of a Portfolio's  non-public  portfolio holdings.
The receipt of  investment  advisory  fees or other fees and compensation  paid  to  the  investment  Advisor  and  their subsidiaries  pursuant to agreements  approved by the Fund's
Board   shall  not  be  deemed  to  be   "compensation"   or
"consideration"  for these  purposes.  It is a violation  of the  Code  of  Ethics  for any  covered  person  to  release holdings in contravention of portfolio  holdings  disclosure policies and procedures adopted by the Portfolio.

A list of some or all of the portfolio  securities  holdings
(based  on  invested  assets),  listed  by  security  or  by issuer,  as of the end of each  month  may be  disclosed  to third parties  (subject to the  procedures  below) no sooner than 15 days after  month-end.  Some or all of the  holdings also  shall be posted on the  OppenheimerFunds'  website  at
www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.
Other  general  information  about a  Portfolio's  portfolio investments,  such as portfolio  composition by asset class, industry,  country, currency, credit rating or maturity, may also be posted with a 15-day lag.

Except under special limited circumstances  discussed below,
month-end   lists  of  a  Portfolio's   complete   portfolio
holdings may be  disclosed no sooner than 30-days  after the relevant  month-end,  subject to the  procedures  below.  If
they  have  not  been  disclosed   publicly,   they  may  be
disclosed   pursuant  to  special  requests  for  legitimate
business reasons, provided that:

o        The  third-party  recipient  must  first  submit  a
              request  for  release  of  a  Portfolio's
              holdings,  explaining the business reason
              for the request;
o        Senior  officers (a Senior Vice President or above)
              in  the  Investment  Advisor's  Portfolio
              and Legal  departments  must  approve the
              completed   request   for  release  of  a
              Portfolio's holdings; and

o        The third-party  recipient must sign the Investment
              Advisor's        portfolio       holdings
              non-disclosure      agreement      before
              receiving  the  data,  agreeing  to  keep

              confidential   information  that  is  not                                                                     Nomura Securities
              publicly     available     regarding    a
              Portfolio's  holdings and agreeing not to
              trade  directly  or  indirectly  based on
              the information.

Complete  Portfolio  holdings  positions  may be released to the following  categories of entities or  individuals  on an ongoing  basis,  provided  that such  entity  or  individual either (1) has signed an agreement to keep such  information confidential  and not trade on the basis of such information or (2) is subject to fiduciary  obligations,  as a member of
the  Fund's  Board,  or  as  an  employee,   officer  and/or
director  of  the  Investment   Advisor,   Distributor,   or
Transfer Agent, or their  respective  legal counsel,  not to disclose such  information  except in conformity  with these policies  and  procedures  and  not  to  trade  for  his/her personal account on the basis of such information:

o        Employees of the  Portfolio's  Investment  Advisor,
              Distributor  and  Transfer  Agent  who need to
              have   access   to   such    information   (as
              determined by senior officers of such entity),
o        The Portfolio's  certified  public  accountants and

              auditors,

o        Members of the  Portfolio's  Board and the  Board's
              legal counsel,
o        The Portfolio's custodian bank,
o        A proxy voting service  designated by the Portfolio

              and its Board,
o        Rating/ranking  organizations  (such as Lipper  and
              Morningstar),
o        Portfolio   pricing   services   retained   by  the
              Investment  Advisor  to  provide  portfolio
              security prices, and

o        Dealers, to obtain bids (price quotations,  because
              securities    are   not   priced   by   the
              Portfolio's regular pricing services).

Portfolio  holdings   information  of  a  Portfolio  may  be
provided,  under  limited  circumstances,   to  brokers  and
dealers with whom the Portfolio  trades and/or entities that provide  investment  coverage and/or analytical  information regarding the Portfolio's portfolio,  provided that there is
a   legitimate   investment   reason   for   providing   the
information  to  the  broker  or  dealer  or  other  entity.
Month-end  portfolio  holdings  information  may, under this
procedure,   be  provided  to  vendors  providing   research
information  and/or  analytics  to the  Portfolio,  with  at least a 15-day  delay  after the month  end,  but in certain cases may be provided to a broker or analytical  vendor with a 1- 2 day lag to  facilitate  the  provision  of  requested investment  information  to  the  manager  to  facilitate  a particular  trade  or  the  portfolio  manager's  investment process for the  Portfolio.  Any third party  receiving such
information   must  first  sign  the  Investment   Advisor's
portfolio   holdings    non-disclosure    agreement   as   a
pre-condition to receiving this information.

Portfolio   holdings    information   (which   may   include
information on individual  securities  positions or multiple securities)  may be provided to the  entities  listed  below
(1) by portfolio traders employed by the Investment  Advisor in  connection  with  portfolio  trading,  and  (2)  by  the members  of  the  Investment  Advisor's  Security  Valuation
Group  and  Accounting   Departments   in  connection   with
portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in  connection  with  portfolio
              transactions (purchases and sales)

o        Brokers  and  dealers  to  obtain  bids  or bid and
              asked  prices  (if  securities  held  by  a
              Portfolio    are   not    priced   by   the
              Portfolio's regular pricing services)
o        Dealers  to  obtain  price   quotations  where  the
              Portfolio is not identified as the owner

Portfolio   holdings    information   (which   may   include
information on a Portfolio's  entire portfolio or individual securities  therein)  may be provided by senior  officers of the  Investment  Advisor or  attorneys on the legal staff of the Investment Advisor,  Distributor,  or Transfer Agent, in
the following circumstances:

o        Response to legal  process in  litigation  matters,
              such as  responses to subpoenas or in class
              action  matters  where the Portfolio may be
              part  of the  plaintiff  class  (and  seeks
              recovery  for  losses on a  security)  or a
              defendant,

o        Response to  regulatory  requests  for  information
              (the   SEC,    NASD,    state    securities
              regulators,   and/or   foreign   securities
              authorities,  including without  limitation
              requests for  information in inspections or
              for position reporting purposes),
o        To potential  sub-advisors  of portfolios (but only
              pursuant to confidentiality agreements),

o        To  consultants  for  retirement   plans  for  plan
              sponsors/discussions   at   due   diligence
              meetings     (but    only    pursuant    to
              confidentiality agreements),

o        Investment   bankers  in  connection   with  merger
              discussions    (but   only    pursuant   to
              confidentiality agreements)

Portfolio   managers  and  analysts  may,   subject  to  the
Investment  Advisor's  policies on  communications  with the press and other  media,  discuss  portfolio  information  in interviews  with members of the media,  or in due  diligence or similar  meetings with clients or prospective  purchasers
of  Portfolio   shares  or  their   financial   intermediary
representatives.

A Portfolio's  shareholders may, under unusual circumstances
(such  as a lack  of  liquidity  in the  portfolio  to  meet
redemptions),   receive   redemption   proceeds   of   their
Portfolio  shares paid as pro rata shares of securities held
in  the  Portfolio's   portfolio.   In  such  circumstances,
disclosure  of the  Portfolio's  portfolio  holdings  may be made to such shareholders.

The  Chief  Compliance  Officer  of the  Portfolio  and  the
Investment  Advisor,  Distributor,  and Transfer  Agent (the
"CCO")  shall  oversee  the  compliance  by  the  Investment
Advisor,  Distributor,  Transfer Agent,  and their personnel with these policies and procedures.  At least annually,  the
CCO  shall  report  to the  Fund  Board  on such  compliance oversight and on the categories of entities and  individuals to which disclosure of portfolio  holdings of the Portfolios has been made during the  preceding  year  pursuant to these policies.  The  CCO  shall  report  to the  Fund  Board  any material  violation of these policies and procedures  during
the    previous    calendar    quarter    and   shall   make
recommendations  to the  Companies  and to the  Boards as to any  amendments  that the CCO  believes  are  necessary  and desirable  to  carry  out  or  improve  these  policies  and procedures.

The  Investment  Advisor  and/or the Portfolio  have entered into  ongoing  arrangements  to make  available  information
about  the  Portfolio's   holdings.   One  or  more  of  the
Oppenheimer funds may currently  disclose portfolio holdings information  based on ongoing  arrangements to the following parties:

A.G. Edwards & Sons                                           Fortis Securities
ABG Securities                                                Fox-Pitt, Kelton                                              Pacific Crest
ABN AMRO                                      Friedman, Billing, Ramsey             Pacific Crest Securities
Advest                                        Fulcrum Global Partners               Pacific Growth Equities
AG Edwards                                    Garp Research                         Petrie Parkman
American Technology Research                  George K Baum & Co.                   Pictet
Auerbach Grayson                              Goldman                               Piper Jaffray Inc.
Banc of America Securities                    Goldman Sachs                         Plexus
Barclays                                      HSBC                                  Prager Sealy & Co.
Baseline                                      HSBC Securities Inc                   Prudential Securities
Bear Stearns                                  ING Barings                           Ramirez & Co.
Belle Haven                                   ISI Group                             Raymond James
Bloomberg                                     Janney Montgomery                     RBC Capital Markets
BNP Paribas                                   Jefferies                             RBC Dain Rauscher
BS Financial Services                         Jeffries & Co.                        Research Direct
Buckingham Research Group                     JP Morgan                             Robert W. Baird
Caris & Co.                                   JP Morgan Securities                  Roosevelt & Cross
CIBC World Markets                            JPP Eurosecurities                    Russell Mellon
Citigroup                                     Keefe, Bruyette & Woods               Ryan Beck & Co.
Citigroup Global Markets                      Keijser Securities                    Sanford C. Bernstein
Collins Stewart                               Kempen & Co. USA Inc.                 Scotia Capital Markets
Craig-Hallum Capital Group LLC                Kepler Equities/Julius Baer Sec       SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.           KeyBanc Capital Markets               SG Cowen Securities
Credit Suisse First Boston                    Leerink Swan                          Soleil Securities Group
Daiwa Securities                              Legg Mason                            Standard & Poors
Davy                                          Lehman                                Stone & Youngberg
Deutsche Bank                                 Lehman Brothers                       SWS Group
Deutsche Bank Securities                      Lipper                                Taylor Rafferty
Dresdner Kleinwort Wasserstein                Loop Capital Markets                  Think Equity Partners
Emmet & Co                                    MainFirst Bank AG                     Thomas Weisel Partners
Empirical Research                            Makinson Cowell US Ltd                UBS
Enskilda Securities                           Maxcor Financial                      Wachovia
Essex Capital Markets                         Merrill                               Wachovia Corp
Exane BNP Paribas                             Merrill Lynch                         Wachovia Securities
Factset                                       Midwest Research                      Wescott Financial
Fidelity Capital Markets                      Mizuho Securities                     William Blair
Fimat USA Inc.                                Morgan Stanley                        Yieldbook
First Albany                                  Morningstar
First Albany Corporation                      Natexis Bleichroeder
Fixed Income Securities                       Ned Davis Research Group

How the Portfolios are Managed

Organization  and History.  The  Portfolios  are open-end,  diversified  management  investment  companies  with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized as a Massachusetts  business trust on November 30, 2004.

|X|      Classes of Shares. The Trustees are authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder.  Shares do not have cumulative  voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Portfolios  each  currently have five classes of shares:  Class A, Class B, Class C, Class N and Class
Y. All classes invest in the same investment  portfolio.  Only retirement  plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional  shares  voting  proportionally  on matters  submitted  to the vote of  shareholders.  Each share of the
Portfolios  represents  an interest in the Portfolio  proportionately  equal to the interest of each other share of the same class.

|X|      Meetings  of  Shareholders.  As a  Massachusetts  business  trust,  the Fund and  each  Portfolio  are not required to hold, and do not plan to hold,  regular annual  meetings of  shareholders.  The Fund and each Portfolio will hold meetings when required to do so by the Investment  Company Act or other  applicable  law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.
The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust  contains an express  disclaimer of
shareholder  or  Trustee  liability  for  the  Fund's  obligations.   It  also  provides  for  indemnification  and
reimbursement  of  expenses  out  of a  Fund's  property  for  any  shareholder  held  personally  liable  for  its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable as a "partner" under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively  remote  circumstances in which a
Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

         Board of  Trustees  and  Oversight  Committees.  The Fund and each  Portfolio  is  governed  by a Board of
Trustees,  which is responsible for protecting the interests of shareholders  under federal and Massachusetts  law.
The  Trustees  meet  periodically  throughout  the  year  to  oversee  each  Portfolio's  activities,   review  its
performance, and review the actions of the Manager.

                  The  Board of  Trustees  has an Audit  Committee.  The Audit  Committee  is  comprised  solely of
Independent Trustees.  The members of the Audit Committee are Joseph M. Wikler (Chairman),  Ronald Abdow, and Peter
I. Wold.  The Audit  Committee  furnishes  the Board with  recommendations  regarding  the  selection of the Fund's independent  registered  public accounting firm. Other main functions of the Audit Committee  include,  but are not limited to: (i) reviewing  the scope and results of financial  statement  audits and the audit fees  charged;  (ii)
reviewing  reports from the Portfolios'  independent  registered  public  accounting firm regarding the Portfolios'
internal  accounting  procedures  and  controls;   (iii)  reviewing  reports  from  the  Manager's  Internal  Audit
Department;  (iv)  maintaining a separate line of  communication  between the  Portfolios'  independent  registered public accounting firm and the Independent  Trustees;  and (v) exercising all other functions outlined in the Audit
Committee  Charter,  including  but not  limited to  reviewing  the  independence  of the  Portfolios'  independent registered  public  accounting  firm  and  the  pre-approval  of the  performance  by the  Portfolios'  independent registered  public  accounting  firm of any non-audit  service,  including tax service,  for the Portfolios and the
Manager and certain affiliates of the Manager that are not prohibited by the Sarbanes-Oxley Act.

                  The Audit Committee's  functions include  selecting and nominating,  to the full Board,  nominees for election as Trustees,  and selecting and  nominating  Independent  Trustees for election.  The Audit  Committee may,  but need not,  consider  the advice  and  recommendation  of the  Manager  and its  affiliates  in  selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date,  the  Committee  has been able to identify  from its own  resources  an ample number of qualified candidates.  Nonetheless,  shareholders  may submit  names of  individuals,  accompanied  by complete  and properly supported  resumes,  for the Audit  Committee's  consideration by mailing such information to the Committee in care of the Fund.  The  Committee  may  consider  such persons at such time as it meets to consider  possible  nominees.
The  Committee,  however,  reserves  sole  discretion  to determine  the  candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

         Based on the Audit  Committee's  recommendation,  the  Board of  Trustees,  including  a  majority  of the independent  Trustees,  at a meeting  held  December  8,  2004,  selected  Ernst & Young LLP  ("Ernst & Young")  as auditors of each  Portfolio.  Ernst & Young also serves as auditors  for certain  other funds for which the Manager acts as investment advisor.

         It is anticipated  that Ernst & Young will perform audit  services for each Portfolio  including the audit of each  Portfolio's  financial  statements,  review of each Portfolio's  annual report and registration  statement amendment, consultation on financial accounting and reporting matters, and meetings with the Board of Trustees.

Trustees and Officers of the Fund.  Except for Messrs.  Murphy and Walcott,  each of the Trustees are  "Independent
Trustees" under the Investment  Company Act. Mr. Murphy is an "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the Manager,  and as a  shareholder  of its parent  company.  Mr. Walcott is an "Interested  Trustee" due to current  consulting  agreements with an affiliated organization.

         The  Trustees  and  officers  and  their  positions  held  with the Fund and  length  of  service  in such position(s) and their  principal  occupations  and business  affiliations  during the past five years are listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares of the Portfolio as well as the aggregate  dollar range of shares  beneficially  owned in any of the Oppenheimer  funds overseen by the
Trustees.  All of the Trustees are also trustees or managers of the  following  Oppenheimer  funds  (referred to as
"Board IV Funds"):

 OFI Tremont Core Strategies Hedge Fund                             OFI Tremont Market Neutral Hedge Fund
 Oppenheimer Limited Term California Municipal Fund                 Oppenheimer International Large-Cap Core Fund
    Oppenheimer Select Value Fund                                   Oppenheimer Real Estate Fund
    Oppenheimer Total Return Bond Fund                              Oppenheimer Tremont Market Neutral Fund LLC
    Oppenheimer Tremont Opportunity Fund LLC                        Oppenheimer International Value Fund
     Oppenheimer   Portfolio   Series:   Conservative   Investor
     Fund,  Moderate  Investor Fund,  Aggressive  Investor Fund,
     Active Allocation Fund

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees  are permitted to purchase Class A shares of the Portfolios and the other  Oppenheimer  funds at net asset value without sales  charge.  The sales  charges  on Class A shares is waived for that group  because of the  economies  of sales efforts realized by the Distributor.

         Messrs.  Wolfgruber,  Wilby, Schadt,  Webman, Wong, Murphy,  Petersen,  Vandehey,  Vottiero,  Wixted, Zack,
Gillespie,  Miao and Mses.  Bloomberg  and Ives who are  officers of the Fund hold the same offices with one or more of the other Board IV Funds as with the Funds.  As of March 24, 2005,  the  Trustees and officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of each  class of  shares of each  Portfolio.  The  foregoing statement  does not reflect  ownership  of shares held of record by an employee  benefit  plan for  employees of the
Manager,  other than the shares  beneficially  owned under that plan by the  officers of the Fund listed  above.  In addition,  each  Independent  Trustee,  and his family  members,  do not own  securities  of either  the  Manager or
Distributor of the Board IV Funds or any person  directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

The address of each  Trustee in the charts  below is 6803 S. Tucson Way,  Centennial,  CO  80112-3924.  Each Trustee
serves fro an indefinite term until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in Any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer

Length of Service,             Number of Portfolios in Fund Complex Currently Overseen by   Owned in each   Funds Overseen
Age                            Trustee                                                      Portfolio       by Trustee

------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------

                                                                                                As of December 31, 2004

------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

Peter I. Wold,                 President  of  Wold  Properties,   Inc.  (an  oil  and  gas  None            Over $100,000
Chairman of the Board since    exploration  and  production   company);   Vice  President,
2004; Trustee since 2004       Secretary and Treasurer of Wold Trona  Company,  Inc. (soda
Age:  57                       ash  processing  and  production);  Vice  President of Wold
                               Talc  Company,   Inc.  (talc  mining);   Managing   Member,
                               Hole-in-the-Wall   Ranch   (cattle   ranching);    formerly
                               Director  and Chairman of the Board,  Denver  Branch of the
                               Federal  Reserve  Bank of  Kansas  City  (1993 - 1999)  and
                               Director  of  PacifiCorp.   (1995  -  1999),   an  electric
                               utility.  Oversees 14  portfolios  in the  OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

Ronald J. Abdow,               Chairman  (since  1959) of Abdow  Corporation  (operator of  None            Over $100,000
Trustee since 2004             restaurants);   Trustee  of  the   following   real  estate
Age:  73                       businesses  (owners  and  operators  of  restaurants):  G&R
                               Realty Co. (since 1978), G&R Trust Co. (since 1973),  Abdow
                               Partnership  (since 1975),  Auburn  Associates (since 1983)
                               and Hazard Associates  (since 1985);  Trustee of MassMutual
                               Premiun  (since  November 1, 2004),  MML Series  Investment
                               Fund (since  1993) and of  MassMutual  Institutional  Funds
                               (MMIF)  (since  1994)  (open-end   investment   companies);
                               Trustee  (since  1987) of Bay State Health  System  (health
                               services);   Chairman   (since   1996)  of   Western   Mass
                               Development Corp.  (non-profit land development);  Chairman
                               (since 1991) of American  International College (non-profit college).  Oversees 14 portfolios  in the  OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

Joseph M. Wikler,              Self-employed  as  an  investment  consultant;  a  director  None            $50,001-$100,000
Trustee since 2004             (since  1996)  of  Lakes  Environmental  Association,   and
Age:  63                       Medintec  (since  1992) and Cathco  (since  1995)  (medical device companies);  a member of the investment committee of the Associated  Jewish Charities of Baltimore (since 1994);
                               formerly a director of  Fortis/Hartford  mutual funds (1994
                               -  December   2001).   Oversees   14   portfolios   in  the
                               OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------

----------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in Any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer

Length of Service,             Number of Portfolios in Fund Complex Currently Overseen by   Owned in each   Funds Overseen
Age                            Trustee                                                      Portfolio       by Trustee

------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------

                                                                                                As of December 31, 2004

------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

Eustis Walcott,                Principal with Ardsley  Associates (since 2000) (consulting  None            $10,001-$50,000
Trustee since 2004             firm);  Director  (since October 2000) of Cornerstone  Real
Age:  67                       Estate   Advisors  LLC  (real  estate   equity   investment
                               management    services)   and   MML   Investors    Services
                               (individual  retirement,  insurance,  investment,  and life
                               event  planning   products  and  services   company)  (both
                               affiliates  of the  Manager;  Trustee of OFI Trust  Company
                               (since 2001) (also an affiliate of the  Manager).  Formerly
                               Trustee  of the  American  International  College  (1995  -
                               December   2003);   Senior   Vice   President,   MassMutual
                               Financial  Group  (May  1990  -  July  2000).  Oversees  14
                               portfolios in the OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                            Dollar Range
                                                                                                            Of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                            of Shares       of the
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer

Length of Service;             Number of Portfolios in Fund Complex Currently Overseen by   Owned in each   Funds Overseen
Age                            Trustee                                                      Portfolio       by Trustee

------------------------------ ------------------------------------------------------------ --------------- ----------------
------------------------------ ------------------------------------------------------------ --------------------------------

                                                                                                As of December 31, 2004

------------------------------ ------------------------------------------------------------ --------------------------------
------------------------------ ------------------------------------------------------------ --------------- ----------------

John V. Murphy,                Chairman,  Chief Executive Officer and director (since June  None            Over $100,000
President, and Trustee since   2001) and President  (since September 2000) of the Manager;
2004                           President  and a director  or trustee of other  Oppenheimer
Age: 55                        funds;  President  and a  director  (since  July  2001)  of
                               Oppenheimer   Acquisition   Corp.  (the  Manager's   parent
                               holding company) and of Oppenheimer  Partnership  Holdings,
                               Inc.  (a holding  company  subsidiary  of the  Manager);  a
                               director   (since   November   2001)  of   OppenheimerFunds
                               Distributor,  Inc. (a subsidiary of the Manager);  Chairman and a director  (since July 2001) of Shareholder  Services,
                               Inc. and of Shareholder Financial Services,  Inc. (transfer
                               agent  subsidiaries  of  the  Manager);   President  and  a
                               director  (since  July  2001)  of  OppenheimerFunds  Legacy
                               Program (a  charitable  trust  program  established  by the
                               Manager);  a director of the following  investment advisory
                               subsidiaries  of  the  Manager:   OFI  Institutional  Asset
                               Management,  Inc., Centennial Asset Management Corporation,
                               Trinity  Investment  Management   Corporation  and  Tremont
                               Capital    Management,    Inc.   (since   November   2001),
                               HarbourView  Asset  Management  Corporation and OFI Private
                               Investments,  Inc.  (since  July  2001);  President  (since
                               November  1,  2001) and a  director  (since  July  2001) of
                               Oppenheimer  Real Asset  Management,  Inc.;  Executive Vice
                               President  (since  February 1997) of  Massachusetts  Mutual
                               Life Insurance  Company (the Manager's parent  company);  a director (since June 1995) of DLB  Acquisition  Corporation
                               (a holding  company that owns the shares of Babson  Capital
                               Management  LLC);  a  member  of  the  Investment   Company
                               Institute's  Board of  Governors  (elected  to  serve  from
                               October 3, 2003  through  September  30,  2006).  Formerly,
                               Chief Operating Officer  (September  2000-June 2001) of the
                               Manager;  President  and  trustee  (November  1999-November
                               2001)  of  MML  Series   Investment   Fund  and  MassMutual
                               Institutional  Funds  (open-end  investment  companies);  a
                               director   (September   1999-August   2000)  of  C.M.  Life
                               Insurance Company;  President,  Chief Executive Officer and
                               director  (September  1999-August  2000)  of MML Bay  State
                               Life Insurance  Company;  a director (June  1989-June 1998)
                               of  Emerald  Isle  Bancorp  and  Hibernia  Savings  Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp).  Oversees
                               66  portfolios  as   Trustee/Director   and  20  additional
                               portfolios as Officer in the OppenheimerFunds complex.

------------------------------ ------------------------------------------------------------ --------------- ----------------

         The  address of the  Officers  in the chart below is as follows:  for  Messrs.  Gillespie,  Miao,  Schadt,
Webman, Wilby,  Wolfgruber,  Wong and Zack, and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, NY 10281-1008,  for Messrs. Petersen,  Vandehey,  Vottiero and Wixted and Ms. Ives, 6803 S. Tucson
Way,  Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier  resignation, death or removal.

-------------------------------------------------------------------------------------------------------------------

                                            Officers of the Portfolio

-------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Name,                                      Principal occupation(s) during past 5 years
Position(s) Held with Fund,
Length of Service,
Age

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Kurt Wolfgruber                            Executive  Vice  President  of the  Manager  since March 2003 and Chief
Vice  President  and  Portfolio   Manager  Investment  Officer and Director of the Manager  since July 2003 of the
since 2004                                 Manager.   He  has  been  Director  of  HarbourView   Asset  Management
Age: 54                                    Corporation and of OFI Institutional Asset Management,  Inc. since June
                                           2003 and of Tremont  Capital  Management,  Inc.  since October 2001. He is  also  an  officer  of 8 other  portfolios  in the  OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

William L. Wilby,                          Portfolio  manager  of the  Oppenheimer  Portfolio  Series  Fund  since
Vice President and Portfolio Manager       inception.  Senior Vice  President of  Oppenheimer  since July 1994 and
since 2004                                 Senior  Investment  Officer,  Director of Equities of the Manager since
Age: 60                                    July   2004.   He  was   Senior   Investment   Officer,   Director   of
                                           International  Equities of the Manager  from May 2000 through July 2004 and Senior Vice President of HarbourView  Asset Management  Corporation
                                           from May 1999 through  November  2001.  He is also a portfolio  manager and officer of 21 other portfolios in the Oppenheimer fund complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Rudi W. Schadt,                            Vice  President,  Director  of  Research  in  Product  Design  and Risk
Vice President and Portfolio Manager       Management  of  the  Manager  and an  officer  of 7  portfolios  in the
since 2004                                 OppenheimerFunds  complex.  Prior to joining  the  Manager in  February
Age: 47                                    2002,  he was a Director  and  Senior  Quantitative  Analyst  from 2000 through  2001  at  UBS  Asset  Management  prior  to  which  he  was an
                                           Associate  Director and Senior  Researcher  and Portfolio  Manager from
                                           June 1997 at State Street Global Advisors.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Jerry Webman                               Senior Vice  President of the Manager since  February 1996 and a Senior
Vice  President  and  Portfolio   Manager  Investment   Officer  and  Director  of  the  Manager's   Fixed  Income
since 2004                                 Investments  since 1997 and Senior Vice President of HarbourView  Asset
Age: 55                                    Management  Corporation  since May  1999.  He is also an  officer  of 8 other portfolios in the OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Caleb Wong,                                Vice  President  of the  Manager  since  June  1999 and has  worked  in
Vice  President  and  Portfolio   Manager  fixed-income  quantitative research and risk management for the Manager
since 2004                                 since  July  1996.  He  is an  officer  of 5  other  portfolio  in  the
Age: 39                                    OppenheimerFunds  complex.  He  was  Assistant  Vice  President  of the
                                           Manager from January 1997 through June 1999.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Mark S. Vandehey,                          Senior Vice President and Chief  Compliance  Officer (since March 2004)
Vice President and Chief Compliance        of the Manager;  Vice President  (since June 1983) of  OppenheimerFunds
Officer since 2004                         Distributor,   Inc.,   Centennial  Asset  Management   Corporation  and
Age: 54                                    Shareholder   Services,   Inc.  Formerly  (until  February  2004)  Vice
                                           President and Director of Internal Audit of the Manager.  An officer of
                                           86 portfolios in the Oppenheimer funds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Brian W. Wixted,                           Senior Vice President and Treasurer  (since March 1999) of the Manager;
Treasurer since 2004                       Treasurer of  HarbourView  Asset  Management  Corporation,  Shareholder
Age: 45                                    Financial Services,  Inc., Shareholder Services, Inc., Oppenheimer Real
                                           Asset Management  Corporation,  and Oppenheimer  Partnership  Holdings,
                                           Inc. (since March 1999), of OFI Private Investments,  Inc. (since March
                                           2000), of OppenheimerFunds  International Ltd. and OppenheimerFunds plc
                                           (since May 2000), of OFI Institutional  Asset  Management,  Inc. (since
                                           November  2000),  and of  OppenheimerFunds  Legacy  Program (a Colorado
                                           non-profit   corporation)  (since  June  2003);   Treasurer  and  Chief
                                           Financial  Officer  (since  May  2000) of OFI  Trust  Company  (a trust company  subsidiary of the Manager);  Assistant  Treasurer (since March
                                           1999) of Oppenheimer  Acquisition Corp. Formerly Assistant Treasurer of
                                           Centennial Asset Management  Corporation (March  1999-October 2003) and
                                           OppenheimerFunds  Legacy Program (April 2000-June 2003);  Principal and
                                           Chief  Operating  Officer  (March  1995-March  1999) at  Bankers  Trust
                                           Company-Mutual  Fund Services Division.  An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Brian Petersen,                            Assistant  Vice  President of the Manager  since August 2002;  formerly
Assistant Treasurer since 2004             Manager/Financial  Product Accounting  (November 1998-July 2002) of the
Age: 34                                    Manager. An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Philip Vottiero,                           Vice  President/Fund  Accounting  of  the  Manager  since  March  2002.
Assistant Treasurer since 2004             Formerly  Vice  President/Corporate  Accounting  of the  Manager  (July
Age: 41                                    1999-March  2002)  prior to which he was  Chief  Financial  Officer  at
                                           Sovlink   Corporation   (April   1996-June  1999).  An  officer  of  86
                                           portfolios in the OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Robert G. Zack                             Executive  Vice  President  (since  January  2004) and General  Counsel
Secretary since 2004                       (since  February 2002) of the Manager;  General  Counsel and a director
Age: 56                                    (since  November  2001)  of the  Distributor;  General  Counsel  (since
                                           November 2001) of Centennial Asset Management Corporation;  Senior Vice
                                           President and General  Counsel  (since  November  2001) of  HarbourView
                                           Asset  Management  Corporation;  Secretary and General  Counsel  (since
                                           November 2001) of Oppenheimer  Acquisition Corp.;  Assistant  Secretary
                                           and a director (since October 1997) of  OppenheimerFunds  International
                                           Ltd. and  OppenheimerFunds  plc; Vice  President and a director  (since
                                           November 2001) of Oppenheimer  Partnership  Holdings,  Inc.; a director
                                           (since  November  2001) of  Oppenheimer  Real Asset  Management,  Inc.;
                                           Senior Vice  President,  General Counsel and a director (since November
                                           2001) of Shareholder  Financial Services,  Inc.,  Shareholder Services,
                                           Inc.,  OFI  Private  Investments,  Inc.  and OFI  Trust  Company;  Vice
                                           President  (since  November 2001) of  OppenheimerFunds  Legacy Program;
                                           Senior Vice President and General  Counsel (since November 2001) of OFI
                                           Institutional  Asset Management,  Inc.; a director (since June 2003) of
                                           OppenheimerFunds  (Asia)  Limited.  Formerly Senior Vice President (May
                                           1985-December  2003),  Acting General Counsel  (November  2001-February
                                           2002) and  Associate  General  Counsel (May  1981-October  2001) of the
                                           Manager;   Assistant  Secretary  of  Shareholder  Services,  Inc.  (May
                                           1985-November  2001),  Shareholder  Financial Services,  Inc. (November
                                           1989-November 2001); and  OppenheimerFunds  International Ltd. (October
                                           1997-November   2001).   An   officer   of   86   portfolios   in   the
                                           OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Kathleen T. Ives                           Vice  President  (since  June 1998) and Senior  Counsel  and  Assistant
Assistant Secretary since 2004             Secretary  (since October 2003) of the Manager;  Vice President  (since
Age: 39                                    1999) and Assistant  Secretary (since October 2003) of the Distributor;
                                           Assistant   Secretary   (since   October  2003)  of  Centennial   Asset
                                           Management  Corporation;  Vice President and Assistant Secretary (since
                                           1999)  of  Shareholder  Services,   Inc.;  Assistant  Secretary  (since
                                           December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder
                                           Financial  Services,   Inc..  Formerly  an  Assistant  Counsel  (August
                                           1994-October  2003) and Assistant Vice President of the Manager (August
                                           1997-June  1998).  An officer of 86 portfolios in the  OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Lisa I. Bloomberg,                         Vice  President  and  Associate  Counsel of the Manager since May 2004;
Assistant Secretary since 2004             formerly  First Vice  President  and Associate  General  Counsel of UBS
Age: 37                                    Financial Services Inc. (formerly,  PaineWebber Incorporated) (May 1999
                                           - April  2004)  prior to which she was an  Associate  at Skaden,  Arps,
                                           Slate,  Meagher & Flom, LLP (September  1996 - April 1999).  An officer of 86 portfolios in the OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Phillip Gillespie                          Senior Vice President and Deputy  General  Counsel of the Manager since
Assistant Secretary since 2004             September 2004.  Formerly Mr. Gillespie held the following positions at
Age: 40                                    Merrill   Lynch   Investment    Management:    First   Vice   President
                                           (2001-September   2004);   Director  (from  2000)  and  Vice  President
                                           (1998-2000).  An  officer  of 86  portfolios  in  the  OppenheimerFunds complex.

------------------------------------------ ------------------------------------------------------------------------
------------------------------------------ ------------------------------------------------------------------------

Wayne Miao,                                Assistant  Vice  President and  Assistant  Counsel of the Manager since
Assistant Secretary since 2004             June 2004.  Formerly an Associate  with Sidley  Austin Brown & Wood LLP
Age: 31                                    (September  1999  - May  2004).  An  officer  of 86  portfolios  in the

                                           OppenheimerFunds complex.
------------------------------------------ ------------------------------------------------------------------------

         |X| Compensation of the Officers and Trustees. The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are affiliated with the Manager and receive no salary or fee from the
Portfolios. The remaining Trustees of the Fund will receive the estimated compensation shown below from each
Portfolio with respect to the Portfolio's first full fiscal year ending January 31, 2006. The Total Compensation from all of the Board IV Funds (including the Portfolios) represents compensation received for serving as a trustee or manager and, if applicable, a member of a committee of the boards of those funds during the calendar year ended December 31, 2004.

----------------------------------------------------------------------------------------------------------------------

                                                                                          Total
                                                                                      Compensation
     Trustee's Name and Other Portfolio         Aggregate Compensation from      from Portfolio and Fund
                 Position(s)                            Portfolios1            Complex Paid to Directors*

----------------------------------------------------------------------------------------------------------------------
-------------------------------- --------------- -------------- -------------- --------------- -----------------------

                                  Conservative     Moderate                        Active
                                                                 Aggressive      Allocation
                                 Investor Fund   Investor Fund  Investor Fund       Fund

-------------------------------- --------------- -------------- -------------- --------------- -----------------------
-------------------------------- --------------- -------------- -------------- --------------- -----------------------

Ronald J. Abdow                      $1,429         $1,429         $1,429          $1,429             $81,333
Audit Committee Member

-------------------------------- --------------- -------------- -------------- --------------- -----------------------
-------------------------------- --------------- -------------- -------------- --------------- -----------------------

Eustis Walcott                       $1,286         $1,286         $1,286          $1,286             $18,000

-------------------------------- --------------- -------------- -------------- --------------- -----------------------
-------------------------------- --------------- -------------- -------------- --------------- -----------------------

Joseph M. Wikler                     $2,143         $2,143         $2,143          $2,143             $30,000
Audit Committee Chairman

-------------------------------- --------------- -------------- -------------- --------------- -----------------------
-------------------------------- --------------- -------------- -------------- --------------- -----------------------

Peter I. Wold
Chairman of the Board and            $2,143         $2,143         $2,143          $2,143             $30,000
Audit Committee Member

-------------------------------- --------------- -------------- -------------- --------------- -----------------------

1.       #        Estimated  aggregate  compensation  from the  Portfolio  Series Fund  includes  fees and deferred compensation, if any.  For this estimated aggregate compensation from the Fund is based on the 2005 compensation schedule.  The Portfolio Series Fund is composed of four funds: Conservative Investor Fund, Moderate Investor
     Fund, Growth Investor Fund and Aggressive Investor Fund.
  *  In accordance with the instructions for Form N-1A, for purposes of this section only, the "Fund Complex"
     consists of 18 funds, including the Oppenheimer funds, MassMutual Institutional Funds and MML Series
     Investment Fund. The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund
     to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.
  ** Includes $61,333 of compensation paid to Mr. Abdow during 2004 for serving as a trustee for two open-end investment companies (MassMutual Institutional Funds and MML Series Investment Fund) the investment adviser of which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
     MassMutual International Equity Fund, a series of MassMutual Institutional Funds.

         Major Shareholders.  As of the date of this Statement of Additional  Information,  OppenheimerFunds,  Inc.
is the only shareholder of record of each of the Portfolios.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Portfolios' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Portfolios and other funds advised by the Manager.
The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Portfolios, subject to a number of restrictions and controls. Compliance with the
Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

|X|      Portfolio Proxy Voting.  Each Portfolio is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.  Accordingly, each Portfolio, in its capacity as a shareholder in the
Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds.  With respect to such shareholder proposals, each Portfolio will vote its shares in each of its Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

         Each of the Underlying Funds will adopt Proxy Voting Policies and Procedures under which the Underlying
Fund votes proxies relating to securities ("portfolio proxies") held by the Underlying Fund.  Each Underlying
Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. The Underlying Fund will retain an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Underlying Fund and the Manager where one of the Manager's directly-controlled affiliates manages or administers the assts of a pension plan of a company soliciting the proxy. The Underlying Fund's Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

              Each  Underlying  Fund votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of  directors  nominated by  management  and  ratification  of auditors, unless circumstances indicate otherwise.
o        In  general,   each  Underlying  Fund  opposes   anti-takeover   proposals  and  supports  elimination  of
                  anti-takeover proposals, absent unusual circumstances.
              Each  Underlying  Fund  supports   shareholder   proposals  to  reduce  a  super-majority   vote
                  requirement, and opposes management proposals to add a super-majority vote requirement.
              Each Underlying Fund opposes proposals to classify the board of directors.
              Each Underlying Fund supports proposals to eliminate cumulative voting.
              Each Underlying Fund opposes re-pricing of stock options.
              Each Underlying Fund generally considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business  activity.  The Underlying Fund analyzes stock option plans,  paying particular  attention to their dilutive effect.  While each Underlying
                  Fund generally supports management proposals, it opposes plans it considers to be excessive.

         Each Portfolio, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's  Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048 and
(ii) on the SEC's website at www.sec.gov.

|X|      The Investment Advisory Agreement.  The Board of Trustees, including a majority of the Independent
Trustees, concluded that it was in the best interest of shareholders to approve the adoption of the Investment
Advisory Agreement between Manager and the Fund on behalf of each Portfolio, based on the factors discussed below.  The Manager provides investment advisory and management services to the Portfolios under the investment advisory agreement. The Manager selects securities for the Portfolios and handles their day-to-day business. The portfolio managers and associate portfolio managers, if any, of the Portfolios are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Portfolios. Other members of the Manager's Equity, Fixed Income and Global Portfolio Team provide the portfolio managers with counsel and support in managing the Portfolios.

         The investment advisory agreement requires the Manager, at its expense, to provide the Portfolios with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Portfolios. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Portfolios.

         Each of the Portfolios pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Portfolios. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees, if any, and asset allocation fees paid by the Portfolios to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Portfolios as a whole. The fees are allocated to each class of shares based upon the relative proportion of a Portfolio's net assets represented by that class.  The Portfolios are new funds that have not yet completed their first fiscal year, therefore the total amount that the Portfolios paid to the Manager under the investment advisory agreement during the Portfolios' last three fiscal years is not yet available.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Portfolios may sustain for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

       |X|  Annual Approval of Investment Advisory Agreement. The Board of Trustees, including a majority of the
Independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company
Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board will receive information throughout the year regarding
Portfolio services, fees, expenses and performance.

In considering the initial approval of the Portfolios' advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The Manager will provide the Portfolios with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Portfolios' investments.

The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Portfolios. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the
United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Mr. Schadt, Mr. Webman, Mr.
Wilby, Mr. Wolfgruber and Mr. Wong, the members of the Asset Allocation Team. The Board also considered the historical performance of other funds advised by the Manager.

The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Portfolios' and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Portfolios and the comparability of the fees and services of the Portfolios to the fees and services of other types of entities advised by the Manger. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Portfolios, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manger in connection with permissible brokerage arrangements (soft dollar arrangements). The
Board reviewed the extent to which economies of scale may be realized by the Portfolios and the Manager's voluntary expense limitations. These factors were also considered by the Independent Trustees meeting separately from the full Board. Based on its review of the information it received and its evaluations described above, the
Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Portfolios by the Manager were a benefit to the Portfolios and would be in the best interest of the Portfolios' shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided.
Accordingly, the Board approved the Portfolios' investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

Portfolio Managers. The Portfolios are managed by an Asset Allocation Committee which includes Rudi W. Schadt,
Jerry Webman, William L. Wilby, Kurt Wolfgruber and Caleb Wong (for Active Allocation Portfolio only) (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Portfolios' investments.

         Other Accounts Managed.  In addition to managing the Portfolios' investments, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January
31, 2005:

---------------------------------------------------------------------------------------------------------------

Portfolio Manager        Registered    Total Assets      Other     Total Assets in     Other     Total Assets
                                       in Registered     Pooled      Other Pooled
                         Investment     Investment     Investment     Investment                   in Other
                          Companies      Companies      Vehicles       Vehicles      Accounts      Accounts
                           Managed       Managed*       Managed        Managed*       Managed      Managed*

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

 Rudi Schadt                  4            $204.1         None             $0          None           $0

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

 Jerry Webman                 4            $0.416         None             $0          None           $0

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

 William Wilby               15         $19,335.9          1            $19.5          None           $0

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

 Kurt Wolfgruber              4            $0.416         None             $0          None           $0

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

 Caleb Wong                   5            $282.1         None             $0          None           $0

---------------------------------------------------------------------------------------------------------------

   *   In millions.

         The following table provides information as of January 31, 2005, regarding the portfolio managed by a
Portfolio Manager that has an advisory fee based on performance:

-----------------------------------------------------------------------------------------------------------------

Portfolio Manager        Registered    Total Assets    Other Pooled    Total Assets     Other      Total Assets
                                                                         in Other
                                       in Registered                      Pooled
                         Investment     Investment      Investment      Investment                   in Other
                          Companies      Companies       Vehicles        Vehicles      Accounts      Accounts
                           Managed       Managed*         Managed        Managed*      Managed       Managed*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 William Wilby                1            $189.2          None             $0           None           $0

-----------------------------------------------------------------------------------------------------------------

   *   In millions.

         As indicated above, each of the Portfolio Managers also manage other funds.  Potentially, at times, those responsibilities could conflict with the interests of the Portfolios. That may occur whether the investment strategies of the other funds are the same as, or different from, the Portfolios' investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between a Portfolio and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Portfolio. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of a Portfolio, the Manager could have an incentive to favor the other fund.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of a Portfolio.

     Compensation of the Portfolio Managers.  The Portfolio Managers are employed and compensated by the
Manager, not the Portfolio. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of January 31, 2005, each
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the
Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Portfolio Managers do not receive additional compensation with respect to the performance of Portfolios. They are compensated based on the performance of Underlying Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers.  The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above. The Portfolio
Manager's compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

        Ownership of Portfolio Shares.  As of January 31, 2005, the Portfolios had not commenced operations.
Accordingly, none of the Portfolio Managers beneficially owned any shares of the Portfolios.

Brokerage Policies of the Portfolio

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement is to arrange the portfolio  transactions for the Portfolios.  The advisory  agreement contains provisions  relating to the employment of  broker-dealers  to effect the Portfolio's  portfolio  transactions.  The
Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best  judgment  based on all  relevant  factors,  will  implement  the policy of the  Portfolio  to obtain,  at reasonable expense, the "best execution" of the Portfolio's portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price  obtainable.  The Manager need not seek competitive  commission bidding.  However,  it is  expected  to be aware of the current  rates of  eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent  with the interests and policies of the Portfolio as established by its
Board of Trustees.

         Under the investment  advisory  agreement,  in choosing brokers to execute portfolio  transactions for the
Portfolio,  the Manager may select brokers (other than affiliates) that provide  brokerage and/or research services to the Portfolio  and/or the other accounts over which the Manager or its affiliates  have  investment  discretion.
The  concesions  paid to those brokers may be higher than another  qualified  broker would  charge,  if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

         Rule 12b-1 under the Investment Company Act prohibits any Portfolio from compensating a broker or dealer for promoting or selling the Portfolio's shares by (1) directing to that broker or dealer any of the Portfolio's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the Portfolio's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a Portfolio and its investment adviser cannot use the Portfolio's brokerage for the purpose of rewarding broker-dealers for selling the Portfolio's shares.

         However, the Rule permits Portfolios to effect brokerage transactions through firms that also sell
Portfolio shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's
Board of Trustees has approved those procedures) that permit the Portfolio to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Portfolio, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Portfolio's transactions from taking into account a broker's or dealer's promotion or sales of the
Portfolio shares when allocating the Portfolio's transactions, and (2) the Portfolio, the Manager and the
Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Portfolio's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Portfolio's shares or the shares of any of the other Oppenheimer funds.

Brokerage  Practices  Followed by the Manager.  The Manager  allocates  brokerage for each Portfolio subject to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with principals or market makers.  In transactions  on foreign  exchanges,  a Portfolio may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions in the secondary market.  Otherwise,  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be  obtained  by doing so. In an option  transaction,  the
Portfolio  ordinarily  uses the same  broker for the  purchase  or sale of the option  and any  transaction  in the securities to which the option relates.

         Other funds advised by the Manager have investment  policies similar to those of a Portfolio.  Those other funds may purchase or sell the same  securities as a Portfolio at the same time as a Portfolio,  which could affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under those  combined  orders are  averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction,  each Portfolio  ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the  securities to which the option  relates.  When  possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same  security by more than one of the accounts  managed by the
Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the  Portfolio  and one or more of the  Manager's  other  accounts.  Investment  research  may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use commissions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain market  information for the valuation of securities  that are either held in a Portfolio's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with each of the Portfolios,  the Distributor acts as each of the Portfolio's  principal  underwriter in the continuous  public offering of each  Portfolio's  classes of shares. The Distributor bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.

Distribution  and Service Plans.  Each Portfolio has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans a  Portfolio  pays the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with the distribution and/or servicing of the shares of the particular class.

         Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the  Independent
Trustees6, cast in person at a meeting  called for the purpose of voting on that plan.  The  shareholder  votes for the plans were cast by the  Manager as the sole  initial  shareholder  of the shares of each class of shares of the
Portfolios.

         Under the  Plans,  the  Manager  and the  Distributor  may make  payments  to  affiliates.  In their  sole discretion,  they may also from time to time make substantial payments from their own resources,  which include the profits the Manager  derives  from the  advisory  fees it  receives  from the  Portfolio,  to  compensate  brokers,
dealers,   financial   institutions  and  other  intermediaries  for  providing   distribution   assistance  and/or
administrative  services or that otherwise promote sales of the Portfolio's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the  Portfolio's  inclusion on a financial  intermediary's preferred list of funds offered to its clients.

         Financial  intermediaries,  brokers and dealers may receive  other  payments from the  Distributor  or the
Manager from their own resources in connection with the promotion  and/or sale of shares of a Portfolio,  including payments to defray  expenses  incurred  in  connection  with  educational  seminars  and  meetings.  The Manager or
Distributor  may share  expenses  incurred by financial  intermediaries  in  conducting  training  and  educational meetings  about  aspects of a Portfolio  for  employees of the  intermediaries  or for hosting  client  seminars or meetings at which the Portfolio is discussed.  In their sole  discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Board of Trustees  and its  Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be  terminated  at any time by the vote of a majority  of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a Plan must be approved by  shareholders of the class affected by the amendment.  Because Class B shares of each Portfolio  automatically convert into Class
A  shares  72  months  after  purchase,  the  Portfolio  must  obtain  the  approval  of both  Class A and  Class B shareholders for a proposed  material  amendment to the Class A Plan that would materially  increase payments under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each
Class, voting separately by class.

         While the Plans are in effect,  the Treasurer of each Portfolio shall provide  separate written reports on the plans to the Board of Trustees at least  quarterly  for its review.  The reports shall detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the Plans,  no payment  will be made to any  recipient  in any  quarter in which the  aggregate  net asset value of all Portfolio  shares held by the  recipient for itself and its customers  does not exceed a minimum amount,  if any,  that may be set  from  time to time by a  majority  of the  Independent  Trustees.  The  Board of
Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|      Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently  uses the fees it receives  from the  Portfolio to pay brokers,  dealers and other  financial  institutions  (they are referred to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares. The services include,  among others,  answering  customer inquiries about the Portfolio,  assisting in establishing and maintaining  accounts in the Portfolio,  making the Portfolio's  investment plans available and providing  other  services at the request of the  Portfolio  or the  Distributor.  The Class A service plan permits reimbursements  to the  Distributor  at a rate  of up to  0.25%  of  average  net  assets  of  Class A  shares  The
Distributor  does not receive or retain the service fee on Class shares in accounts for which the  Distributor  has been  listed as the  broker-dealer  of  record.  While the plan  permits  the Board to  authorize  payments  to the
Distributor  to reimburse  itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement  described below. The Distributor makes payments to plan recipients  quarterly at an annual rate not to exceed  0.25% of the average  annual net assets  consisting  of Class A shares held in the  accounts of the recipients or their customers.

         With  respect to  purchases of Class A shares  subject to a  contingent  deferred  sales charge by certain retirement  plans that  purchased such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the
Distributor  currently  intends to pay the service fee to Recipients in advance for the first year after the shares are  purchased.  During the first year the shares are sold,  the  Distributor  retains the service fee to reimburse itself for the costs of  distributing  the shares.  After the first year shares are  outstanding,  the  Distributor makes service fee payments to Recipients  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their purchase, the  Recipient of the service fees on those  shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

         Any  unreimbursed  expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal  year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         Any  unreimbursed  expenses  the  Distributor  in incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|      Class B, Class C and Class N Service  and  Distribution  Plan Fees.  Under  each  Plan,  service  fees and distribution  fees  are  computed  on the  average  of the net  asset  value of  shares  in the  respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the amounts  paid by the  Portfolios  under the plan during the period for which the fee is paid.
The types of  services  that  recipients  provide are similar to the  services  provided  under the Class A service plan, described above.

         Each Plan permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a quarterly  basis,  without  payment in advance.  However,  the  Distributor currently  intends to pay the  service fee to  recipients  in advance for the first year after Class B, Class C and
Class N shares are  purchased.  After the first year  Class B,  Class C or Class N shares  are  outstanding,  after their  purchase,  the  Distributor  makes service fee payments  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year after their  purchase,  the recipient of the service fees on those  shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

         Class B, Class C or Class N shares may not be  purchased  by an  investor  directly  from the  Distributor without  the  investor  designating  another  broker-dealer  of  record.  If the  investor  no longer  has  another broker-dealer of record for an existing account,  the Distributor is automatically  designated as the broker-dealer of record,  but solely for the purpose of acting as the  investor's  agent to purchase the shares.  In those cases, the  Distributor  retains the  asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

         The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% and the asset-based  sales  charge and service fees  increases  Class N expenses by 0.50% of the net assets per year of the respective class.

         The  Distributor  retains the  asset-based  sales  charge on Class B and Class N shares.  The  Distributor retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the  asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class N service  fee and the  asset-based  sales  charge to the  dealer  quarterly  in lieu of paying  the sales concessions and service fee in advance at the time of purchase.

         The  asset-based  sales  charges  on Class B,  Class C and Class N shares  allow  investors  to buy shares without a front-end  sales charge while  allowing the  Distributor  to  compensate  dealers that sell those shares.
Each Portfolio pays the  asset-based  sales charges to the  Distributor  for its services  rendered in distributing
Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares,
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to  adequately  compensate  dealers that sell Class B, Class C and Class N shares  without receiving  payment  under the plans and  therefore  may not be able to offer  such  Classes  for sale absent the plans,
o        receives  payments under the plans consistent with the service fees and asset-based  sales charges paid by other non-proprietary funds that charge 12b-1 fees,

o        may use the payments under the plan to include a Portfolio in various  third-party  distribution  programs that may increase sales of a Portfolios shares,

o        may  experience  increased  difficulty  selling  a  Portfolio's  shares  if  payments  under  the plan are discontinued  because most  competitor  funds have plans that pay dealers for rendering  distribution services as much or more than the amounts currently being paid by the Portfolio, and
o        may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution sales  efforts and  services,  or to obtain such  services  from  brokers  and  dealers,  if the plan payments were to be discontinued.

         The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments  it receives  from the  contingent  deferred  sales  charges  collected  on redeemed  shares and from each
Portfolio  under the plans.  If either the Class B, Class C or Class N plan were to be terminated by the Portfolio, the Board of  Trustees  may allow the  Portfolio  to  continue  payments  of the  asset-based  sales  charge to the
Distributor for distributing shares before the plan was terminated.

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Portfolios

Explanation  of Performance  Terminology.  The  Portfolios  use a variety of terms to illustrate  their  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated is set forth below. You can obtain current performance  information by calling the Portfolio's  Transfer
Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         Each Portfolio's  illustrations of its performance  data in  advertisements  must comply with rules of the
SEC.  Those  rules  describe  the types of  performance  data that may be used and how it is to be  calculated.  In general,  any  advertisement  by a Portfolio of its performance  data must include the average annual total returns for the  advertised  class of shares  of the  Portfolio.  Those  returns  must be shown for the 1-, 5- and  10-year periods (or the life of the class,  if less) ending as of the most  recently  ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations enables an investor to compare a Portfolio's performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using a Portfolio's performance information as a basis for comparison with other investments:

o        Total returns  measure the  performance of a hypothetical  account in a Portfolio over various periods and do not show the  performance of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares during the period,  or you bought  your shares at a different  time and price than the shares used in the model.

o        A  Portfolio's  performance  returns may not reflect the effect of taxes on  dividends  and capital  gains distributions.

o        An investment in a Portfolio is not insured by the FDIC or any other government agency.
o        The  principal  value of a Portfolio's  shares,  and total  returns are not  guaranteed  and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of a Portfolio  are  affected by market  conditions,  the quality of a  Portfolio's investments,  the maturity of those  investments,  the types of  investments a Portfolio  holds,  and its operating expenses that are allocated to the particular class.

         |X|      Total Return  Information.  There are different types of "total returns" to measure a Portfolio's performance.  Total return is the change in value of a hypothetical  investment in a Portfolio over a given period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  A Portfolio uses standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating  total returns for Class A shares,  the current maximum sales charge of 5.75%-equity  funds
(as a  percentage  of the  offering  price) is deducted  from the  initial  investment  ("P" in the formula  below)
(unless  the  return is shown  without  sales  charge,  as  described  below).  For Class B shares,  payment of the applicable  contingent  deferred  sales  charge is applied,  depending on the period for which the return is shown:
5.0% in the first year, 4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares,  the 1.0% contingent  deferred sales charge is deducted for returns for the one-year  period.  For Class N shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.

o        Average  Annual  Total  Return.  The  "average  annual  total  return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula)  to achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment, according to the following formula:

ERV   l/n      - 1     Average Annual Total Return
  P

o        Average  Annual  Total Return  (After Taxes on  Distributions).  The "average  annual total return  (after taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of return  for each year in a specified number of years,  adjusted to show the effect of federal taxes (calculated  using the highest  individual marginal  federal income tax rates in effect on any  reinvestment  date) on any  distributions  made by a Portfolio during  the  specified  period.  It is the rate of return  based on the change in value of a  hypothetical  initial investment  of $1,000  ("P" in the  formula  below)  held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula)  of that  investment,  after  taking  into  account  the effect of taxes on
Portfolio distributions, but not on the redemption of Portfolio shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o        Average Annual Total Return (After Taxes on  Distributions  and  Redemptions).  The "average  annual total return (after taxes on distributions  and  redemptions)" of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated using the  highest  individual  marginal  federal  income  tax rates in  effect  on any  reinvestment  date) on any distributions  made by a Portfolio  during the  specified  period and the effect of capital  gains taxes or capital loss tax benefits (each  calculated  using the highest federal  individual  capital gains tax rate in effect on the redemption  date)  resulting from the  redemption of the shares at the end of the period.  It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the  formula)  to achieve an ending  value  ("ATVDR" in the  formula)  of that  investment, after  taking into  account the effect of taxes on  Portfolio  distributions  and on the  redemption  of  Portfolio shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemption)
  P

o        Cumulative  Total Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o        Total  Returns  at Net Asset  Value.  From time to time a  Portfolio  may also  quote a  cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or contingent
deferred  sales  charges)  and  takes  into   consideration   the  reinvestment  of  dividends  and  capital  gains
distributions.

Other  Performance  Comparisons.  Each  Portfolio  compares  its  performance  annually  to that of an  appropriate broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting the Transfer  Agent at the  addresses  or  telephone  numbers  shown on the cover of this  Statement of  Additional
Information.  A Portfolio may also compare its  performance to that of other  investments,  including  other mutual funds,  or use  rankings  of its  performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

         |X|      Lipper  Rankings.  From time to time a Portfolio  may publish the ranking of the  performance  of its  classes  of shares  by  Lipper,  Inc.  ("Lipper").  Lipper  is a  widely-recognized  independent  mutual  fund monitoring service.  Lipper monitors the performance of regulated investment  companies,  including the Portfolios, and ranks their performance for various periods in categories based on investment  styles.  The Lipper  performance rankings  are based on total  returns  that  include the  reinvestment  of capital  gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all mutual  funds in a category  that it monitors and  averages of the  performance  of the funds in particular categories.

|X|      Morningstar  Ratings.  From time to time a Portfolio may publish the star rating of the performance of its classes of shares by Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Portfolios are not yet rated.

         Morningstar  proprietary star ratings reflect historical  risk-adjusted  total investment return. For each fund with at least a three-year  history,  Morningstar  calculates a  Morningstar  Rating(TM)based on a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly  performance  (including the effects of sales  charges,  loads,  and  redemption  fees),  placing more  emphasis on downward  variations  and  rewarding consistent  performance.  The top 10% of funds in each  category  receive 5 stars,  the next 22.5% receive 4 stars, the next 35%  receive 3 stars,  the next 22.5%  receive 2 stars,  and the bottom 10%  receive 1 star.  (Each  share class is  counted  as a  fraction  of one fund  within  this  scale and rated  separately,  which may cause  slight variations in the distribution  percentages.) The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance  figures  associated  with its three-,  five-and  ten-year (if  applicable)  Morningstar
Rating metrics.

         |X|      Performance  Rankings and  Comparisons  by Other Entities and  Publications.  From time to time a
Portfolio may include in its  advertisements and sales literature  performance  information about a Portfolio cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street  Journal,  Barron's,  or similar publications.  That  information  may include  performance  quotations  from other  sources,  including  Lipper and
Morningstar.  The  performance  of a  Portfolio's  classes  of  shares  may  be  compared  in  publications  to the performance  of  various  market  indices  or  other  investments,  and  averages,  performance  rankings  or other benchmarks prepared by recognized mutual fund statistical services.

         Investors  may also  wish to  compare  the  returns  on a  Portfolio's  share  classes  to the  return  on fixed-income  investments  available from banks and thrift  institutions.  Those include  certificates  of deposit, ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various  other  instruments  such as  Treasury  bills.  However,  a  Portfolio's  returns  and share  price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily,  while bank depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment of principal  and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, a Portfolio may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time a Portfolio  may include in its  advertisements  and sales  literature  the total return performance of a hypothetical  investment  account that includes shares of a Portfolio and other Oppenheimer funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance may combine total return  performance of a Portfolio and the total return performance of other
Oppenheimer  funds  included in the account.  Additionally,  from time to time, a  Portfolio's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical  data or other  information about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
              characteristics of a Portfolio.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information  is  presented  below about the methods  that can be used to buy shares of the  Portfolios.
Appendix C contains more information  about the special sales charge  arrangements  offered by the Portfolios,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase  shares of a Portfolio,  your ownership  interest in the shares in the Portfolio will be recorded as a book entry on the  records of the  Portfolio.  The  Portfolio  will not issue or  re-register  physical  share certificates.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $50 and shareholders must invest at least $500 before an Asset  Builder  Plan  (described  below) can be  established  on a new account.
Shares will be purchased on the regular  business  day the  Distributor  is  instructed  to initiate the  Automated
Clearing  House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day a Portfolio  receives  Federal Funds for the purchase through the ACH system  before the close of the Exchange  normally  closes at 4:00 P.M.,  but may close earlier on certain days. If
Federal  Funds are received on a business  day after the close of the  Exchange,  the shares will be purchased  and dividends  will begin to accrue on the next  regular  business  day.  The  proceeds of ACH  transfers  are normally received by a Portfolio  three days after the transfers are initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase order.  The Distributor and the Portfolios are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix C to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

The  Oppenheimer  Funds.  The  Oppenheimer  funds are those  mutual  funds  for which the  Distributor  acts as the distributor and currently include the following:

  Oppenheimer AMT-Free Municipals                                 Oppenheimer Limited Term Municipal Fund
  Oppenheimer AMT-Free New York Municipals                        Oppenheimer Main Street Fund
  Oppenheimer Balanced Fund                                       Oppenheimer Main Street Opportunity Fund
  Oppenheimer California Municipal Fund                           Oppenheimer Main Street Small Cap Fund
  Oppenheimer Capital Appreciation Fund                           Oppenheimer MidCap Fund
  Oppenheimer Capital Income Fund                                 Oppenheimer New Jersey Municipal Fund
  Oppenheimer Champion Income Fund                                Oppenheimer Pennsylvania Municipal Fund
  Oppenheimer Convertible Securities Fund                         Oppenheimer Principal Protected Main Street Fund
  Oppenheimer Core Bond Fund                                      Oppenheimer Principal Protected Main Street Fund II
  Oppenheimer Developing Markets Fund                             Oppenheimer Principal Protected Main Street Fund III
  Oppenheimer Disciplined Allocation Fund                         Oppenheimer Quest Balanced Fund
  Oppenheimer Discovery Fund                                      Oppenheimer Quest Capital Value Fund, Inc.
  Oppenheimer Emerging Growth Fund                                Oppenheimer Quest International Value Fund, Inc.
  Oppenheimer Emerging Technologies Fund                          Oppenheimer Quest Opportunity Value Fund
  Oppenheimer Enterprise Fund                                     Oppenheimer Quest Value Fund, Inc.
  Oppenheimer Equity Fund, Inc.                                   Oppenheimer Real Asset Fund
  Oppenheimer Global Fund                                         Oppenheimer Real Estate Fund
  Oppenheimer Global Opportunities Fund                           Oppenheimer Rochester National Municipals
  Oppenheimer Gold & Special Minerals Fund                        Oppenheimer Select Value Fund
  Oppenheimer Growth Fund                                         Oppenheimer Senior Floating Rate Fund
  Oppenheimer High Yield Fund                                     Oppenheimer Small Cap Value Fund
  Oppenheimer International Bond Fund                             Oppenheimer Strategic Income Fund
  Oppenheimer International Growth Fund                           Oppenheimer Total Return Bond Fund
  Oppenheimer International Small Company Fund                    Oppenheimer U.S. Government Trust
  Oppenheimer International Value Fund                            Oppenheimer Value Fund
  Oppenheimer Limited Term California Municipal Fund              Limited-Term New York Municipal Fund
  Oppenheimer Limited-Term Government Fund
  Rochester Fund Municipals
Oppenheimer  Portfolio  Series:   Conservative  Investor
Fund, Moderate Investor Fund,  Aggressive Investor Fund,
Active Allocation Fund

And the following money market funds:

  Oppenheimer Cash Reserves                                       Centennial Money Market Trust
  Oppenheimer Money Market Fund, Inc.                             Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. .  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of a Portfolio or other
Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of
Oppenheimer Money Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of a Portfolio and other Oppenheimer funds during a
13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge)
do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by a Portfolio, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of a  Portfolio  and other
Oppenheimer  funds by  OppenheimerFunds  prototype  401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of  concessions  paid  to the  broker-dealer  or  financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter when placing any purchase  orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Portfolio equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder
Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you must  initially  establish  your account with $500.
Subsequently,  you can establish an Asset Builder Plan to automatically  purchase additional shares directly from a bank  account  for as little as $50.  For those  accounts  established  prior to  November  1, 2002 and which  have previously  established  Asset Builder Plans,  additional  purchases will remain at $25. Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject to the  redemption  restrictions  for  recent  purchases described in the  Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder
Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified retirement accounts.  Asset
Builder  Plans also enable  shareholders  of  Oppenheimer  Cash  Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase  shares of a Portfolio,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your application.  Neither the Distributor,  the Transfer Agent nor the Portfolios shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change  the amount of your Asset  Builder  payment or you can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Portfolios  reserve the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase  shares of the  Portfolio  without sales  charges or at reduced  sales  charge  rates,  as described  in an Appendix to this  Statement of  Additional
Information.  Certain special sales charge  arrangements are maintained on a daily valuation basis by Merrill Lynch
Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an  independent  record  keeper  that has a contact or special arrangement  with Merrill Lynch.  If on the date the plan sponsor  signed the Merrill Lynch record keeping  service agreement  the plan has less than $1 million in assets  invested  in  applicable  investments  (other  than  assets invested in money market  funds),  than the  retirement  plan may purchase  only Class C shares of the  Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has $1 million or more in assets but less than $5  million  in assets  invested  in  applicable  investments  (other  than assets  invested in Class N shares of the  Oppenheimer  funds.  If on the date the plan sponsor  signed the Merrill
Lynch  record  keeping  service  agreement  the  plan has $5  million  or more in  assets  invested  in  applicable investments  (other than assets  invested in money market funds),  then the retirement plan may purchase only Class
A shares of the Oppenheimer funds.

         OppenheimerFunds  has entered into  arrangements  with certain record  keepers  whereby the Transfer Agent compensates  the record keeper for its record  keeping and account  servicing  functions that it performs on behalf of the  participant  level  accounts of a retirement  plan.  While such  compensation  may act to reduce the record keeping fees charged by the retirement  plan's record keeper,  that  compensation  arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase  Orders.  Cancellation of purchase  orders for a Portfolio's  shares (for example,  when a purchase  check is returned  to a Portfolio  unpaid)  causes a loss to be incurred  when the net asset  values of a
Portfolio's  shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset  value per share  multiplied  by the number of shares in the  purchase  order.  The investor  is  responsible  for that loss.  If the  investor  fails to  compensate  a  Portfolio  for the loss,  the
Distributor  will do so. A Portfolio  may reimburse the  Distributor  for that amount by redeeming  shares from any account registered in that investor's name, or the Portfolio or the Distributor may seek other redress.

Classes  of  Shares.  Each  class of shares of the  Portfolios  represent  an  interest  in the same  portfolio  of investments of a Portfolio.  However, each class has different shareholder  privileges and features. The net income attributable  to  Class B,  Class C or Class N shares  and the  dividends  payable  on Class B,  Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of different  classes of shares  permits an investor to choose the method of purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and financial  institutions that sell shares of a Portfolio.  A salesperson who is entitled to receive compensation from his or her firm for selling  Portfolio  shares may receive  different  levels of compensation  for selling one class of shares rather than another.

         The  Distributor  will not accept a purchase  order of  $100,000  or more for Class B shares or a purchase order of $1  million  or more to  purchase  Class C shares on behalf of a single  investor  (not  including  dealer
"street name" or omnibus accounts).

         Class A Shares  Subject to a Contingent  Deferred  Sales  Charge.  For  purchases of Class A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the  Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the  purchase  occurs  more  than 30 days  after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than 18 months.

         |X|      Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the
Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months  after  purchase is not treated as a taxable  event for the  shareholder.  If those  laws or the IRS  interpretation  of those laws  should change,  the  automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained in effect.  Although Class B shares could then be exchanged for
Class A shares on the basis of relative  net asset value of the two  classes,  without  the  imposition  of a sales charge or fee,  such  exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|      Availability of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase Class N shares contained in the Prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions  made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase
                  Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as defined in Appendix C to this Statement of Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to  Retirement  Plans  qualified  under  Sections  401(a) or  401(k) of the  Internal  Revenue  Code,  the
                  recordkeeper  or the plan  sponsor for which has  entered  into a special  agreement  with the
                  Distributor,
o        to  Retirement  Plans of a plan  sponsor  where the  aggregate  assets of all such plans  invested  in the
                  Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the  purchase  with  the  redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o        to certain customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales  concession  and the advance of the service  fee, as described  in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o        purchases  of Class N shares  in  amounts  of  $500,000  or more by a  retirement  plan  that pays for the purchase  with the  redemption  proceeds  of Class A shares of one or more  Oppenheimer  funds
                  (other than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares  in  amounts  of  $500,000  or more by a  retirement  plan  that pays for the purchase  with the  redemption  proceeds  of Class C shares of one or more  Oppenheimer  funds
                  held   by  the   plan   for   more   than   one   year   (other   than   rollovers   from   an
                  OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan  to any IRA  invested  in the
                  Oppenheimer funds), and
o        on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales  concessions  will be paid to the  broker-dealer  of record,  as described in the Prospectus,  on sales of Class N shares  purchased  with the  redemption  proceeds of shares of another  mutual fund  offered as an investment option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

|X|      Allocation of Expenses.  A Portfolio  pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of a
Portfolio's assets and are not paid directly by shareholders.  However,  those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value,  dividends and  distributions of a Portfolio's  share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The allocation is based on the percentage of a Portfolio's  total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Portfolio Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each
Portfolio account with a share balance valued under $500. The Low Balance Fee is automatically deducted from each such Portfolio account on or about the second to last business day of September.

         Listed below are certain cases in which the Portfolios have elected, in their discretion, not to assess the Portfolio Account Fees.  These exceptions are subject to change:
o        A Portfolio account whose shares were acquired after September 30th of the prior year;
o        A Portfolio account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

o        Accounts of shareholders who elect to access their account documents electronically via eDocs Direct;
o        A Portfolio account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account
                  Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and
                  Pension Alliance Retirement Plan programs; and

o        A Portfolio account that falls below the $500 minimum solely due to market fluctuations within the
                  12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the Service Center on our website at
www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

         The Portfolio reserves the authority to modify Portfolio Account Fees in its discretion.

Determination  of Net Asset  Values  Per  Share.  The net  asset  values  per share of each  class of shares of the
Portfolios  are  determined as of the close of business of the Exchange on each day that the Exchange is open.  The calculation  is done by dividing the value of a  Portfolio's  net assets  attributable  to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier  on some  other  days  (for  example,  in case of  weather  emergencies  or on days  falling  before a U.S.
holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time." The Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Martin
Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends and  holidays)  or after 4:00 P.M. on a regular  business  day.  Because a
Portfolio's  net asset values will not be calculated  on those days, a  Portfolio's  net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of the
Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur  after the prices of those  securities  are  determined,  but before the close of the  Exchange,  will not be reflected in the  Portfolio's  calculation of its net asset values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the security.  The Manager,  or an internal  valuation committee  established by the Manager, as applicable,  may establish a valuation,  under procedures  established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

|X|      Securities  Valuation.  The Fund's Board of Trustees has  established  procedures  for the valuation of an
Underlying Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding  the  valuation  date if it is within the spread of the closing "bid" and
                      "asked"  prices  on the  valuation  date or, if not,  at the  closing  "bid"  price on the valuation date.
o        Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the security is traded at its last  trading  session on or  immediately  before the  valuation date, or
(3)      at the mean  between  the "bid" and  "asked"  prices  obtained  from the  principal  exchange on which the security is traded or, on the basis of reasonable  inquiry,  from two market makers in the security.
o        Long-term debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined by a portfolio  pricing  service  approved by the Fund's Board of
Trustees or  obtained  by the Manager  from two active  market  makers in the  security on the basis of  reasonable inquiry.

o        The  following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when  issued and have a  remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and  accretion of discounts:
(1)      money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including  restricted  securities) not having  readily-available  market quotations are valued at fair value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market  makers willing to give quotes,  a security may be priced at the mean  between the "bid" and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The  closing  prices  in the New York  foreign  exchange  market  on a  particular  business  day that are provided to the Manager by a bank,  dealer or pricing  service that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S. dollars  securities that are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         If a Portfolio  writes an option,  an amount  equal to the premium  received is included in a  Portfolio's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market  value of the  option.  In  determining  a
Portfolio's gain on investments,  if a call or put written by a Portfolio is exercised,  the proceeds are increased by the premium received.  If a call or put written by a Portfolio  expires, a Portfolio has a gain in the amount of the premium. If a Portfolio enters into a closing purchase  transaction,  it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing  transaction.  If a Portfolio  exercises a put it holds,  the amount the  Portfolio  receives  on its sale of the  underlying  investment  is reduced by the amount of premium paid by the Portfolio.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the  Portfolio's  custodian bank is not open for business on a day when the Portfolio  would normally  authorize the wire to be made,  which is usually the  Portfolio's  next regular  business day  following the  redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank business day on which the Portfolio is open for  business.  No dividends  will be paid on the  proceeds of redeemed  shares  awaiting  transfer by Federal
Funds wire.

Payments "In Kind." The Prospectus  states that payment for shares  tendered for  redemption is ordinarily  made in cash.  However,  under  certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be detrimental  to the best  interests of the  remaining  shareholders  of a Portfolio to make payment of a redemption order wholly or partly in cash.  In that case, a Portfolio may pay the  redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of a Portfolio, in lieu of cash.

         Each  Portfolio  has elected to be governed by Rule 18f-1 under the  Investment  Company  Act.  Under that rule,  each  Portfolio is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the  Portfolio  during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage or other costs in selling the  securities  for cash.  Each Portfolio will value  securities  used to pay  redemptions  in kind using the same  method  the  Portfolio  uses to value its portfolio  securities  described above under  "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $500 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under "How to Buy  Shares"  for the  imposition  of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,
SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and a Portfolio's other redemption requirements.

         Participants   (other  than  self-employed  plan  sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans with shares of the  Portfolio  held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution  request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal Revenue
Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The  Portfolios,  the Manager,  the  Distributor,  and the Transfer  Agent  assume no  responsibility  to determine whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Portfolios'  agent to repurchase  its shares from  authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the  Exchange  on a regular business  day,  it will be  processed  at that  day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so  earlier  on some  days.  Additionally,  the order  must have been  transmitted  to and  received  by the
Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of a Portfolio  valued at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the  account  and the address  must not have been changed within the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account application.  If a contingent deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

         The Portfolios  cannot guarantee  receipt of a payment on the date requested.  The Portfolios  reserve the right to amend,  suspend or  discontinue  offering  these plans at any time without  prior  notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make regular  additional Class A share purchases while  participating in an Automatic  Withdrawal  Plan. Class B, Class C and Class N shareholders  should not establish  automatic  withdrawal plans,  because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where the Class B, Class C or Class N  contingent  deferred  sales  charge is waived as described in Appendix C to this Statement of Additional Information).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Portfolios and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

|X|      Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer  Agent to exchange a  pre-determined amount of shares of a  Portfolio  for shares (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be provided on the  OppenheimerFunds  Application or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

|X|      Automatic  Withdrawal Plans.  Portfolio shares will be redeemed as necessary to meet withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.
         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the  Portfolios  nor the Transfer  Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer  Agent in good faith to  administer  the Plan.  Share  certificates  will not be issued for shares of a Portfolio  purchased  for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the  account of the  Planholder  on the records of a  Portfolio.  Any share  certificates  held by a
Planholder  may be  surrendered  unendorsed  to the  Transfer  Agent with the Plan  application  so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of a Portfolio,  which will be done at net asset value without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements of the  then-current  Prospectus of the Portfolios.  In that case, the Transfer Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the  proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer  Agent.  The Portfolio may also give  directions to the Transfer  Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan  by the  Transfer  Agent  or the  Portfolio,  shares  that  have  not  been  redeemed  will  be  held  in uncertificated  form  in the  name  of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment, uncertificated  account unless and until proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the  Portfolios,  the Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.
o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial America Fund, L.P.                             Centennial Money Market Trust
     Centennial California Tax Exempt Trust                    Centennial New York Tax Exempt Trust
     Centennial Government Trust                               Centennial Tax Exempt Trust
                                                                Oppenheimer New Jersey Municipal Fund
          The following funds do not offer Class N shares:
     Limited Term New York Municipal Fund
     Oppenheimer AMT-Free Municipals                            Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                  Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer International Value Fund                      Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term California Municipal Fund        Rochester Fund Municipals
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer Money Market Fund, Inc.

     The following funds do not offer Class Y shares:
     Limited Term New York Municipal Fund                      Oppenheimer International Small Company Fund
     Oppenheimer AMT-Free Municipals                          Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                 Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                    Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                          Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Champion Income Fund                         Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                  Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund                  Oppenheimer Rochester National Municipals
     Oppenheimer Developing Markets Fund                      Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Small Cap Value Fund
     Oppenheimer International Growth Fund                    Oppenheimer Total Return Bond Fund

     o        Oppenheimer  Money Market Fund,  Inc. only offers
          Class A and Class Y shares.
     o        Class Y shares of  Oppenheimer  Real  Asset  Fund
              may not be  exchanged  for  shares  of any  other
              fund.
     o        Class  B,   Class  C  and   Class  N  shares   of
              Oppenheimer    Cash    Reserves   are   generally
              available  only by  exchange  from the same class
              of shares of other  Oppenheimer  funds or through
              OppenheimerFunds-sponsored 401(k) plans.
     o        Class  M  shares   of   Oppenheimer   Convertible
              Securities  Fund may be exchanged  only for Class
              A shares  of other  Oppenheimer  funds.  They may
              not be  acquired  by  exchange  of  shares of any
              class  of  any  other  Oppenheimer  funds  except
              Class A shares of  Oppenheimer  Money Market Fund
              or   Oppenheimer   Cash   Reserves   acquired  by
              exchange of Class M shares.
          o   Class  A  shares  of  Oppenheimer  funds  may  be
              exchanged  at net asset  value for  shares of any
              money  market  fund  offered by the  Distributor.
              Shares  of  any  money   market  fund   purchased
              without  a  sales  charge  may be  exchanged  for
              shares of Oppenheimer  funds offered with a sales
              charge  upon  payment of the sales  charge.  They
              may   also  be  used  to   purchase   shares   of
              Oppenheimer  funds subject to an early withdrawal
              charge or contingent deferred sales charge.

     o        Shares of a Portfolio  acquired  by  reinvestment
              of  dividends  or  distributions  from any of the
              other   Oppenheimer   funds   or  from  any  unit
              investment    trust   for   which    reinvestment
              arrangements  have been made with the Distributor
              may be  exchanged  at net asset  value for shares
              of any of the Oppenheimer funds.

     o        Shares of  Oppenheimer  Principal  Protected Main
              Street Fund may be  exchanged  at net asset value
              for  shares  of  any of  the  Oppenheimer  funds.
              However,   shareholders   are  not  permitted  to
              exchange  shares of other  Oppenheimer  funds for
              shares of  Oppenheimer  Principal  Protected Main
              Street  Fund until  after the  expiration  of the
              warranty period (8/5/2010).
     o        Shares of  Oppenheimer  Principal  Protected Main
              Street  Fund  II may be  exchanged  at net  asset
              value  for  shares  of  any  of  the  Oppenheimer
              funds.  However,  shareholders  are not permitted
              to  exchange  shares of other  Oppenheimer  funds
              for  shares of  Oppenheimer  Principal  Protected
              Main Street  Fund II until  after the  expiration
              of the warranty period (2/4/2011).
     o        Shares of  Oppenheimer  Principal  Protected Main
              Street  Fund III may be  exchanged  at net  asset
              value  for  shares  of  any  of  the  Oppenheimer
              funds.  However,  shareholders  are not permitted
              to  exchange  shares of other  Oppenheimer  funds
              for  shares of  Oppenheimer  Principal  Protected
              Main Street  Fund III until after the  expiration
              of the warranty period (12/6/2011).

              A Portfolio  may amend,  suspend or terminate the
     exchange  privilege at any time.  Although a Portfolio may impose  these  changes at any time,  it will  provide  you with  notice of those  changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating
     the  exchange  privilege.   That  60  day  notice  is  not
     required in extraordinary circumstances.

              |X|      How    Exchanges    Affect    Contingent
     Deferred  Sales  Charges.  No  contingent  deferred  sales charge  is  imposed  on  exchanges  of shares of any class purchased  subject to a contingent  deferred sales charge, with the following exceptions:

     o        When  Class  A  shares  of any  Oppenheimer  fund
     (other than  Rochester  National  Municipals and Rochester
     Fund  Municipals)  acquired  by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 18 months  measured from the beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares, the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

     o        When  Class  A  shares  of   Rochester   National
     Municipals  and  Rochester  Fund  Municipals  acquired  by exchange  of  Class  A  shares  of  any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 24 months of the  beginning of
     the  calendar  month  of  the  initial   purchase  of  the
     exchanged Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o        If any  Class A  shares  of  another  Oppenheimer
     fund that are exchanged for Class A shares of  Oppenheimer
     Senior  Floating  Rate  Fund are  subject  to the  Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that
     Class A contingent  deferred  sales charge will carry over to the Class A shares of Oppenheimer  Senior Floating Rate
     Fund  acquired  in the  exchange.  The  Class A shares  of
     Oppenheimer  Senior  Floating  Rate Fund  acquired in that exchange  will be subject to the Class A Early  Withdrawal
     Charge of  Oppenheimer  Senior  Floating Rate Fund if they are  repurchased  before  the  expiration  of the  holding period.

     o        When Class A shares of Oppenheimer  Cash Reserves
     and  Oppenheimer  Money  Market  Fund,  Inc.  acquired  by exchange  of  Class  A  shares  of  any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within the Class A holding  period of the fund from which the shares were  exchanged,  the Class
     A contingent  deferred sales charge of the fund from which the shares  were  exchanged  is  imposed  on the  redeemed shares.

                   Except with respect to the Class B shares
     described in the next two paragraphs, the contingent
     deferred sales charge is imposed on Class B shares
     acquired by exchange if they are redeemed within six
     years of the initial purchase of the exchanged Class B
     shares.

     o        With respect to Class B shares of Limited-Term
     Government Fund, Limited Term Municipal Fund, Limited
     Term New York Municipal Fund and Oppenheimer Senior
     Floating Rate Fund, the Class B contingent deferred sales
     charge is imposed on the acquired shares if they are
     redeemed within five years of the initial purchase of the
     exchanged Class B shares.

     o        With respect to Class B shares of Cash Reserves
     that were acquired through the exchange of Class B shares
     initially purchased in the Oppenheimer Capital
     Preservation Fund, the Class B contingent deferred sales
     charge is imposed on the acquired shares if they are
     redeemed within five years of that initial purchase.

     o        With  respect  to  Class C  shares,  the  Class C
     contingent  deferred  sales  charge is  imposed on Class C shares  acquired by exchange if they are  redeemed  within
     12 months of the initial  purchase of the exchanged  Class
     C shares.

     o        With respect to Class N shares,  a 1%  contingent
     deferred  sales  charge will be imposed if the  retirement plan (not  including  IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer  funds are terminated as an  investment  option  of the plan and  Class N shares are  redeemed  within 18 months  after  the  plan's  first purchase  of Class N  shares  of any  Oppenheimer  fund or with respect to an  individual  retirement  plan or 403(b)
     plan,  Class N shares are redeemed within 18 months of the
     plan's   first   purchase   of  Class  N  shares   of  any
     Oppenheimer fund.

     o        When  Class  B,  Class C or  Class N  shares  are
     redeemed to effect an exchange,  the priorities  described
     in  "How  To  Buy  Shares"  in  the   Prospectus  for  the
     imposition  of the Class B, Class C or Class N  contingent deferred sales charge will be followed in determining  the
     order  in  which  the   shares   are   exchanged.   Before
     exchanging shares,  shareholders  should take into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent  redemption of remaining shares.

              Shareholders  owning  shares  of  more  than  one
     class  must  specify  which  class of shares  they wish to exchange.

              |X|      Limits on Multiple Exchange Orders.  The
     Portfolios  reserve  the  right  to  reject  telephone  or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

              |X|      Telephone   Exchange   Requests.    When
     exchanging  shares by telephone,  a shareholder  must have an existing  account in the fund to which the  exchange is to  be  made.  Otherwise,  the  investors  must  obtain  a prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines  are busy  (which might occur,  for example,  during  periods of substantial market  fluctuations),  shareholders  might not be able to request  exchanges by  telephone  and would have to submit written exchange requests.

              Processing   Exchange  Requests.   Shares  to  be
     exchanged  are  redeemed on the regular  business  day the
     Transfer  Agent  receives  an  exchange  request in proper form  (the  "Redemption  Date").  Normally,  shares  of  a
     Portfolio to be acquired are  purchased on the  Redemption
     Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The  Portfolios  reserve  the  right,  in their discretion,  to  refuse  any  exchange  request  that  may disadvantage  it. For example,  if the receipt of multiple
     exchange   requests   from  a  dealer  might  require  the
     disposition  of  portfolio  securities  at a time  or at a price that might be  disadvantageous  to a Portfolio,  the
     Portfolio may refuse the request.

              When  you  exchange  some or all of  your  shares
     from one fund to  another,  any  special  account  feature such as an  Asset  Builder  Plan or  Automatic  Withdrawal
     Plan,  will be switched to the new fund account unless you tell the  Transfer  Agent not to do so.  However,  special
     redemption   and  exchange   features  such  as  Automatic
     Exchange  Plans and Automatic  Withdrawal  Plans cannot be switched  to an account  in  Oppenheimer  Senior  Floating
     Rate Fund.

              In  connection  with any  exchange  request,  the
     number of  shares  exchanged  may be less than the  number requested  if the exchange or the number  requested  would include  shares  subject  to a  restriction  cited  in the
     Prospectus or this  Statement of  Additional  Information, or would  include  shares  covered by a share  certificate that is not  tendered  with the  request.  In those cases,
     only   the   shares   available   for   exchange   without
     restriction will be exchanged.

              The  different  Oppenheimer  funds  available for
     exchange have different  investment  objectives,  policies and  risks.  A  shareholder  should  assure  that the fund selected  is  appropriate  for his or her  investment  and should be aware of the tax  consequences  of an  exchange.
     For federal income tax purposes,  an exchange  transaction is  treated  as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege,"
     above,   discusses  some  of  the  tax   consequences   of
     reinvestment  of  redemption  proceeds in such cases.  The
     Fund, the  Distributor,  and the Transfer Agent are unable
     to  provide   investment,   tax  or  legal   advice  to  a
     shareholder in connection with an exchange  request or any other investment transaction.

     Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  For some of the  Underlying
     Funds,  dividends will be payable on shares held of record at the time of the  previous  determination  of net  asset value,  or as otherwise  described in "How to Buy Shares."
     Normally,  purchase  checks  received  from  investors are converted  to  Federal  Funds  on the next  business  day.
     Shares  purchased  through dealers or brokers normally are
     paid  for  by  the  third   business  day   following  the
     placement of the purchase order.

              Shares  redeemed  through the regular  redemption
     procedure  will be paid  dividends  through and  including the day on which the  redemption  request is  received  by the  Transfer  Agent in  proper  form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three  business days following the trade date (this is, up to and  including  the  day  prior  to  settlement  of the repurchase).  If all  shares in an account  are  redeemed, all  dividends  accrued on shares of the same class in the
     account  will  be  paid  together   with  the   redemption
     proceeds.

              The  Portfolio's  practice of  attempting  to pay
     dividends on Class A shares at a constant  level  requires the Manager to monitor the  Portfolio's  portfolio and, if necessary,  to select  higher-yielding  securities when it is deemed  appropriate  to seek income at the level needed to meet the target.  Those  securities  must be within the
     Portfolio  investment  parameters,  however. The Portfolio expects  income without any impact on the net asset values per share.

              The  Portfolio  has no  fixed  dividend  rate for
     Class B,  Class C,  Class N and  Class Y  shares,  and the rate  can  change  for  Class A  shares.  There  can be no assurance  as to  the  payment  of  any  dividends  or the realization  of  any  capital  gains.  The  dividends  and distributions  paid by a class of  shares  will  vary from
     time  to  time   depending  on  market   conditions,   the
     composition  of the  Portfolio's  portfolio,  and expenses borne by the  Portfolio  or borne  separately  by a class.
     Dividends are  calculated in the same manner,  at the same time,  and on the  same  day for  each  class  of  shares.
     However,  dividends on Class B, Class C and Class N shares are  expected  to be lower than  dividends  on Class A and
     Class Y  shares.  That is  because  of the  effect  of the asset-based  sales  charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence  of any  difference in the net asset values of the different classes of shares.

              Dividends,  distributions  and  proceeds  of  the
     redemption  of  Portfolio  shares  represented  by  checks returned to the  Transfer  Agent by the Postal  Service as undeliverable  will be invested  in shares of  Oppenheimer
     Money  Market  Fund,  Inc.  Reinvestment  will  be made as promptly  as  possible  after the return of such checks to the  Transfer  Agent,  to enable  the  investor  to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state  escheatment  laws, and the Portfolio and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance  with those laws in good faith.

              Some  of  the  Underlying  Funds  have  no  fixed
     dividend  rate and  there  can be no  assurance  as to the payment  of  any  dividends  or  the  realization  of  any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time  depending  on
     market  conditions,   the  composition  of  a  Portfolio's
     portfolio,  and  expenses  borne by a  Portfolio  or borne separately  by a class.  Dividends  are  calculated in the same  manner,  at the same  time,  and on the same day for each  class  of  shares.  However,  dividends  on Class B,
     Class C and Class N shares are  expected  to be lower than dividends  on  Class  A  shares.  That is  because  of the effect of the  asset-based  sales charge on Class B, Class
     C and Class N shares.  Those dividends will also differ in amount  as a  consequence  of any  difference  in the  net asset values of the different classes of shares.

     Tax  Status of the  Portfolios'  Dividends,  Distributions
     and  Redemptions  of  Shares.  The tax  discussion  in the
     Prospectus  and this  Statement of Additional  Information is  based  on  tax  law  in  effect  on  the  date  of the
     Prospectus and this  Statement of Additional  Information.
     Those laws and  regulations may be changed by legislative,
     judicial,   or  administrative   action,   sometimes  with
     retroactive  effect.  State  and local  tax  treatment  of ordinary income  dividends and capital gain dividends from
     regulated   investment   companies  may  differ  from  the
     treatment  under  the  Internal   Revenue  Code  described
     below.  Potential  purchasers of shares of a Portfolio are
     urged  to  consult   their  tax  advisers   with  specific
     reference  to their own tax  circumstances  as well as the
     consequences  of  federal,   state  and  local  tax  rules
     affecting an investment in a Portfolio.

     The federal tax treatment of a  Portfolio's  dividends and capital gains  distributions is briefly highlighted in the
     Prospectus.  The  following  is only a summary  of certain additional  tax  considerations  generally  affecting  the
     Portfolios   and  their   shareholders.   Generally,   the
     character  of  the  income  or  capital   gains  that  the
     Portfolios  receive  from the  Underlying  Funds will pass through to the Portfolios as long as the Underlying  Funds continue to qualify as  registered  investment  companies.
     However,   short-term  capital  gains  will  be  taxed  as
     ordinary  income and therefore  may not be offset  against long-term  capital  losses  and  foreign  tax  credits  or deductions  may  not  "pass  through"  to the  Portfolios'
     shareholders.

              Qualification as a Regulated  Investment Company.
     Each  Portfolio  has  elected  to be taxed as a  regulated investment  company  under  Subchapter  M of the  Internal
     Revenue  Code  of  1986,   as  amended.   As  a  regulated
     investment  company,  each  Portfolio  is not  subject  to federal  income tax on the  portion of its net  investment income (that is, taxable  interest,  dividends,  and other taxable  ordinary  income,  net of  expenses)  and capital gain net  income  (that is,  the  excess of net  long-term capital gains over net short-term  capital losses) that it distributes to shareholders.  That  qualification  enables each  Portfolio to "pass  through" its income and realized capital gains to  shareholders  without  having to pay tax on them.  This  avoids a "double  tax" on that  income and capital gains, since  shareholders  normally will be taxed on the  dividends  and capital  gains they  receive from a
     Portfolio  (unless  their  Portfolio  shares are held in a retirement  account or the shareholder is otherwise exempt from tax).

              The Internal  Revenue  Code  contains a number of
     complex  tests   relating  to   qualification   that  each
     Portfolio  might not meet in a particular  year. If it did not  qualify  as  a  regulated  investment  company,  each
     Portfolio   would  be  treated  for  tax  purposes  as  an
     ordinary  corporation  and would  receive no tax deduction for payments made to shareholders.

              To qualify  as a  regulated  investment  company,
     each  Portfolio  must  distribute  at  least  90%  of  its
     investment   company   taxable   income  (in  brief,   net
     investment   income  and  the  excess  of  net  short-term
     capital  gain  over net  long-term  capital  loss) for the taxable year.  Each  Portfolio  must also satisfy  certain other  requirements of the Internal  Revenue Code, some of
     which  are   described   below.   Distributions   by  each
     Portfolio   made  during  the  taxable   year  or,   under
     specified circumstances,  within 12 months after the close of the taxable year, will be considered  distributions  of income and gains for the taxable  year and will  therefore
     count   toward   satisfaction   of   the   above-mentioned
     requirement.

              To qualify  as a  regulated  investment  company,
     each  Portfolio  must  derive  at least  90% of its  gross income from  dividends,  interest,  certain  payments with respect to securities loans,  gains from the sale or other disposition  of stock or securities or foreign  currencies
     (to the extent such  currency  gains are directly  related to the regulated  investment  company's principal business of investing  in stock or  securities)  and certain  other income.

              In  addition  to  satisfying   the   requirements
     described  above,  each  Portfolio  must  satisfy an asset diversification  test in order to qualify  as a  regulated investment company.  Under that test, at the close of each quarter of a  Portfolio's  taxable  year,  at least 50% of the value of the  Portfolio's  assets must consist of cash and cash items (including  receivables),  U.S.  government
     securities,   securities  of  other  regulated  investment
     companies,  and securities of other issuers. As to each of those issuers,  each Portfolio must not have invested more than 5% of the value of the  Portfolio's  total  assets in securities of each such issuer and the Portfolio  must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total assets may be invested in the  securities of any one
     issuer  (other  than  U.S.   government   securities   and
     securities of other regulated  investment  companies),  or in two or more issuers which each  Portfolio  controls and which  are  engaged  in the  same  or  similar  trades  or businesses.  For purposes of this test, obligations issued or guaranteed by certain agencies or  instrumentalities of
     the  U.S.   government  are  treated  as  U.S.  government
     securities.

              Excise  Tax on  Regulated  Investment  Companies.
     Under the  Internal  Revenue  Code,  by  December  31 each year,  the Portfolio  must  distribute  98% of its taxable investment  income earned from January 1 through  December
     31 of that year and 98% of its capital  gains  realized in the  period  from  November  1 of the prior  year  through
     October  31 of the  current  year.  If it  does  not,  the
     Portfolios  must  pay an  excise  tax on the  amounts  not
     distributed.   It  is  presently   anticipated   that  the
     Portfolios  will  meet  those  requirements.  To meet this requirement,  in certain circumstances the Portfolio might be required to  liquidate  portfolio  investments  to make sufficient  distributions  to avoid excise tax  liability.
     However,  the  Board of  Trustees  and the  Manager  might determine  in a  particular  year  that it would be in the best  interests  of  shareholders  for a Portfolio  not to make such  distributions at the required levels and to pay the excise tax on the  undistributed  amounts.  That would reduce  the amount of income or  capital  gains  available for distribution to shareholders.

              Taxation of Portfolio  Distributions.  Generally,
     the  character  of the  income or  capital  gains that the
     Portfolios  receive  from the  Underlying  Funds will pass through to the Portfolios,  subject to certain exceptions, as long as the  Underlying  Funds  continue  to qualify as
     registered    investment    companies.    The   Portfolios
     anticipate   distributing   substantially   all  of  their
     investment  company  taxable income for each taxable year.
     Those  distributions  will be taxable to  shareholders  as ordinary  income and  treated  as  dividends  for  federal income tax purposes.

              Special  provisions of the Internal  Revenue Code
     govern the eligibility of each  Portfolio's  dividends for
     the    dividends-received    deduction    for    corporate
     shareholders.  Long-term  capital gains  distributions are not  eligible for the  deduction.  The amount of dividends paid by each  Portfolio that may qualify for the deduction
     is  limited  to  the   aggregate   amount  of   qualifying
     dividends   that  a  Portfolio   derives  from   portfolio
     investments  that the  Portfolio  has  held for a  minimum period,  usually 46 days. A corporate shareholder will not be  eligible  for  the  deduction  on  dividends  paid  on
     Portfolio  shares held for 45 days or less.  To the extent each  Portfolio's  dividends are derived from gross income from option premiums,  interest income or short-term gains from the sale of  securities  or  dividends  from  foreign corporations,  those  dividends  will not  qualify for the deduction.

              Each  Portfolio  may either  retain or distribute
     to  shareholders  its net  capital  gain for each  taxable year.  The Portfolios  currently  intend to distribute any
     such   amounts.   If  net  long  term  capital  gains  are
     distributed    and    designated   as   a   capital   gain
     distribution,  it will be  taxable  to  shareholders  as a long-term capital gain and will be properly  identified in reports  sent to  shareholders  in  January  of each year.
     Such   treatment   will  apply  no  matter  how  long  the
     shareholder  has held his or her  shares or  whether  that gain was recognized by a Portfolio  before the shareholder acquired his or her shares.

              If a  Portfolio  elects to retain its net capital
     gain,  the  Portfolio  will be subject to tax on it at the
     35% corporate  tax rate.  If a Portfolio  elects to retain its net  capital  gain,  the  Portfolio  will  provide  to shareholders  of  record  on the last  day of its  taxable year  information  regarding  their pro rata  share of the gain and tax paid. As a result,  each  shareholder will be required  to report his or her pro rata share of such gain on their  tax  return  as  long-term  capital  gain,  will receive a  refundable  tax  credit  for  his/her  pro rata share of tax paid by a  Portfolio  on the  gain,  and will increase  the tax  basis for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

              Investment   income   that  may  be  received  by
     certain  Underlying  Funds  from  sources  within  foreign countries may be subject to foreign taxes  withheld at the source.  The United  States has entered  into tax treaties with many foreign  countries  which  entitle an Underlying
     Fund to a reduced  rate of, or  exemption  from,  taxes on such  income.  The  Portfolios  may  not be  able  to pass through  certain  foreign tax credits or  deductions  that would  otherwise  be  available  to a  shareholder  in  an
     Underlying Fund.

              Distributions  by  the  Portfolios  that  do  not
     constitute  ordinary  income  dividends  or  capital  gain distributions  will be  treated  as a return of capital to the  extent  of  the  shareholder's  tax  basis  in  their shares.  Any excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as  to  the  U.S.  federal  income  tax
     consequences  of  distributions   made  (or  deemed  made)
     during  the  year.  If  prior  distributions  made  by the
     Portfolios  must  be  re-characterized  as  a  non-taxable return  of  capital  at the  end of the  fiscal  year as a
     result  of  the   effect  of  a   Portfolio's   investment
     policies,  they will be identified as such in notices sent to shareholders.

              Distributions  by each  Portfolio will be treated
     in the manner  described  above  regardless of whether the
     distributions   are   paid  in  cash  or   reinvested   in
     additional  shares of a  Portfolio  (or of another  fund).
     Shareholders  receiving  a  distribution  in the  form  of
     additional   shares   will  be  treated  as   receiving  a
     distribution  in an amount  equal to the fair market value of the shares received,  determined as of the reinvestment date.

             Each  Portfolio  will be required in certain cases
     to withhold  28% of  ordinary  income  dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any  shareholder  (1) who has  failed  to provide a  correct  taxpayer  identification  number or to properly  certify  that number when  required,  (2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3)
     who  has  failed  to  certify  to  a  Portfolio  that  the shareholder is not subject to backup  withholding or is an
     "exempt  recipient"  (such  as  a  corporation).  Any  tax withheld by a Portfolio  is remitted by a Portfolio to the
     U.S.  Treasury  and all  income  and any tax  withheld  is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

              Tax  Effects  of  Redemptions  of  Shares.  If  a
     shareholder  redeems  all or a portion of his/her  shares, the  shareholder  will  recognize  a gain  or  loss on the redeemed  shares  in an  amount  equal  to the  difference between  the  proceeds  of the  redeemed  shares  and  the shareholder's  adjusted tax basis in the shares.  All or a portion  of any  loss  recognized  in that  manner  may be disallowed if the shareholder  purchases other shares of a
     Portfolio within 30 days before or after the redemption.

              In  general,  any gain or loss  arising  from the
     redemption of shares of the  Portfolio  will be considered capital  gain  or  loss,  if the  shares  were  held  as a capital asset.  It will be long-term  capital gain or loss if the shares  were held for more than one year.  However, any capital  loss arising  from the  redemption  of shares held  for  six  months  or  less  will  be  treated  as  a long-term  capital  loss to the  extent  of the  amount of capital gain dividends  received on those shares.  Special holding  period  rules  under the  Internal  Revenue  Code apply in this  case to  determine  the  holding  period of shares  and  there  are  limits  on the  deductibility  of capital losses in any year.

              Foreign   Shareholders.   Under  U.S.   tax  law,
     taxation  of a  shareholder  who is a foreign  person  (to
     include,   but  not  limited  to,  a   nonresident   alien
     individual,  a foreign trust, a foreign estate,  a foreign corporation,  or a foreign partnership)  primarily depends on whether  the foreign  person's  income from a Portfolio is effectively  connected with the conduct of a U.S. trade or business.  Typically,  ordinary  income  dividends paid
     from  a  mutual  fund  are  not  considered   "effectively
     connected" income.

              Ordinary  income  dividends  that  are  paid by a
     Portfolio  (and  are  deemed  not  "effectively  connected income") to foreign  persons will be subject to a U.S. tax withheld by a  Portfolio  at a rate of 30%,  provided  the
     Portfolio   obtains  a  properly   completed   and  signed
     Certificate  of  Foreign  Status.  The  tax  rate  may  be reduced if the foreign  person's  country of residence has a tax  treaty  with the U.S.  allowing  for a reduced  tax rate on ordinary  income  dividends  paid by a  Portfolio.
     All  income  and any tax  withheld  by each  Portfolio  is remitted  by the  Portfolio  to the U.S.  Treasury  and is identified in reports mailed to  shareholders  in March of each year with a copy sent to the IRS.

              If  the  ordinary  income   dividends  from  each
     Portfolio are effectively  connected with the conduct of a
     U.S. trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above  provided the  Portfolio  obtains a  properly  completed  and signed
     Certificate  of  Foreign  Status.  If the  foreign  person fails  to  provide  a  certification  of  his/her  foreign status,  a Portfolio will be required to withhold U.S. tax at a rate of 28% on  ordinary  income  dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign person.  Any tax withheld (in
     this   situation)  by  a  Portfolio  is  remitted  by  the
     Portfolio to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders in January of each year with a copy sent to the IRS.

              The tax  consequences to foreign persons entitled
     to claim the benefits of an  applicable  tax treaty may be
     different   from   those   described    herein.    Foreign
     shareholders  are urged to consult  their own tax advisors or the U.S.  Internal  Revenue Service with respect to the particular  tax  consequences  to them of an investment in each Portfolio,  including the  applicability  of the U.S.
     withholding taxes described above.

     Dividend  Reinvestment  in Another Fund.  Shareholders  of
     each Portfolio may elect to reinvest all dividends  and/or capital  gains  distributions  in shares of the same class of  any of  the  other  Oppenheimer  funds  listed  above.
     Reinvestment  will be made without sales charge at the net asset  value per share in effect at the close of  business on the payable  date of the dividend or  distribution.  To
     elect  this  option,   the  shareholder  must  notify  the
     Transfer  Agent  in  writing  and  must  have an  existing account in the fund selected for  reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an application  from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer
     Cash   Reserves)   may  be  invested  in  shares  of  each
     Portfolio on the same basis.

     Additional Information About the Portfolios

     The Distributor.  Each Portfolio's shares are sold through dealers,  brokers and other  financial  institutions  that have a sales agreement with OppenheimerFunds  Distributor,
     Inc.,  a  subsidiary  of the  Manager  that  acts  as each
     Portfolio's Distributor.  The Distributor also distributes
     shares   of   the   other   Oppenheimer   funds   and   is
     sub-distributor  for funds  managed by a subsidiary of the
     Manager.

     The  Transfer  Agent.   OppenheimerFunds   Services,   the
     Portfolios'  Transfer Agent, is a division of the Manager.
     It  is  responsible  for  maintaining   each   Portfolio's
     shareholder  registry and shareholder  accounting records,
     and   for   paying   dividends   and    distributions   to
     shareholders.  It also handles  shareholder  servicing and administrative  functions. It serves as the Transfer Agent
     for  an  annual  per   account   fee.   It  also  acts  as
     shareholder  servicing  agent  for the  other  Oppenheimer funds.  Shareholders  should direct  inquiries about their
     accounts  to  the  Transfer   Agent  at  the  address  and
     toll-free numbers shown on the back cover.

     The  Custodian.  Citibank,  N.A. is the  custodian of each
     Portfolio's   assets.  The  custodian's   responsibilities
     include  safeguarding  and  controlling  each  Portfolio's portfolio  securities  and  handling  the delivery of such securities to and from a Portfolio.  It is the practice of each  Portfolio  to deal  with the  custodian  in a manner uninfluenced  by any banking  relationship  the  custodian may  have  with  the  Manager  and  its  affiliates.  Each
     Portfolio's  cash balances with the custodian in excess of
     $100,000 are not protected by federal  deposit  insurance.
     Those uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm. Ernst &
     Young  is the  independent  registered  public  accounting firm  of  each  Portfolio.  They  audit  each  Portfolio's financial  statements  and  perform  other  related  audit services.  They  also  act  as an  independent  registered public  accounting firm for certain other funds advised by the  Manager  and  its  affiliates.  Audit  and  non-audit services  provided to each Portfolio must be  pre-approved the Audit Committee.  Non-audit services provided by Ernst
     & Young to the Manager and certain related  companies must also be pre-approved by the Audit Committee.

      Report of Independent Registered Public Accounting Firm

     To the Shareholder and
     Board of Trustees of
     Oppenheimer Portfolio Series

     We have audited the accompanying  statements of assets and liabilities of Oppenheimer  Portfolio  Series  (comprising the Active  Allocation  Fund,  Aggressive  Investor  Fund,
     Conservative  Investor  Fund and Moderate  Investor  Fund)
     (the  "Funds") as of March 15, 2005.  These  statements of assets  and  liabilities  are  the  responsibility  of the
     Funds'  management.  Our  responsibility  is to express an opinion  on these  statements  of assets  and  liabilities based on our audits.

     We conducted our audits in  accordance  with the standards of the Public Company  Accounting  Oversight Board (United
     States).  Those standards require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  statements  of  assets  and  liabilities  are free of material  misstatement.  We were not engaged to perform an audit  of  the  Fund's  internal  control  over  financial reporting.  Our audits included  consideration of internal control over financial  reporting as a basis for designing
     audit    procedures    that   are   appropriate   in   the
     circumstances,  but not for the purpose of  expressing  an opinion  on  the  effectiveness  of  the  Funds'  internal
     control  over   financial   reporting.   Accordingly,   we
     express  no  such   opinion.   An  audit   also   includes
     examining,  on  a  test  basis,  evidence  supporting  the amounts and  disclosures  in the  statements  of asset and liabilities,  assessing the accounting principles used and significant  estimates  made  by  management,  as  well as
     evaluating   the   overall   statements   of  assets   and
     liabilities  presentation.  We  believe  that  our  audits provide a reasonable basis for our opinion.

     In our opinion,  the statements of assets and  liabilities
     referred  to  above  present   fairly,   in  all  material
     respects,  the  financial  position  of each of the  Funds constituting  the  Oppenheimer  Portfolio  Series at March
     15,  2005,  in  conformity  with U.S.  generally  accepted accounting principles.

     ERNST & YOUNG LLP

     New York, New York
     March 21, 2005

                          Oppenheimer Portfolio Series
                      Statements of Assets and Liabilities
                                 March 15, 2005

     Assets:                             Conservative
     Investor Fund                       Moderate Investor
     Fund

     Cash                                     $104,000 $104,000

     LIABILITIES                                    --            --

     Net Assets                               $104,000 $104,000

     NET ASSETS:  Applicable to 10,000 Class A          Class A
        Class B  Class C Class N Class Y                 Class A
     Class B  Class C  Class N Class Y
     shares, 100 Class B shares, 100 Class C shares,
     100 Class N shares and 100 Class Y shares of
     beneficial interest outstanding, $.001 par value,
     unlimited share authorized.              $104,000 $100,000 $1,000$1,000$1,000$1,000$104,000 $100,000 $1,000$1,000$1,000 $1,000

     NET ASSET VALUE PER SHARE (net assets
     divided by 10,000, 100, 100, 100 and 100 shares
     of beneficial interest of Class A, B, C,
     N and Y, respectively)                              $10.00$10.00 $10.00$10.00 $10.00$10.00$10.00$10.00$10.00 $10.000.00

     MAXIMUM OFFERING PRICE PER SHARE (net
     asset value plus shares charge of 5.75% of offering
     price for Class A shares)                           $10.61$10.00$10.00 $10.00 $10.00$10.61$10.00$10.00$10.00
     $10.00

     Assets:                             Active Allocation
     Fund                                Aggressive Investor
     Fund

     Cash                                     $104,000 $104,000

     LIABILITIES                                    --            --

     Net Assets                               $104,000 $104,000

     NET ASSETS:  Applicable to 10,000 Class A        Class A
     Class B  Class C  Class N     Class Y              Class     A
     Class B  Class C  Class N Class Y
     shares, 100 Class B shares, 100 Class C shares,
     100 Class N shares and 100 Class Y shares of
     beneficial interest outstanding, $.001 par value,
     unlimited share authorized.             $104,000  $100,000$1,000 $1,000$1,000 $1,000$104,000$100,000    $1,000$1,000$1,000$1,000

     NET ASSET VALUE PER SHARE (net assets
     divided by 10,000, 100, 100, 100 and 100 shares
     of beneficial interest of Class A, B, C,
     N and Y, respectively)                              $10.00$10.00$10.00$10.00$10.00$10.00     $10.00$10.00$10.00$10.00

     MAXIMUM OFFERING PRICE PER SHARE (net
     Asset value plus shares charge of 5.75% of offering
     for Class A shares)                                 $10.61$10.00$10.00 $10.00$10.00$10.61     $10.00$10.00$10.00$10.00

     Notes to Statements of Assets and Liabilities:

     Note 1.  Organization

     Oppenheimer Portfolio Series (the "Trust") was organized
     as a business trust in the Commonwealth of Massachusetts
     on November 30, 2004 as a diversified, open-end
     management investment company registered under the
     Investment Company Act of 1940, as amended.  The Trust
     consists of four asset allocation portfolios, each with
     unique characteristics and risk profile. The Portfolios
     include:  the Conservative Investor Fund, Moderate
     Investor Fund, Aggressive Investor Fund and Active
     Allocation Fund (each, a "Portfolio", and collectively,
     the "Portfolios"), each of which is designed to achieve
     an allocation of assets among different asset classes.
     Each Portfolio is a special type of mutual fund known as
     a "fund of funds" as each Portfolio invests in other
     mutual funds.  Each Portfolio will normally invest in a
     portfolio consisting of a target-weighted allocation in
     Class Y or Class A shares of other Oppenheimer funds,
     referred to as "Underlying Funds".

     The Portfolios have had no operations through March 15,
     2005 other than those relating to organizational matters
     and the sale and issuance of 10,000 Class A shares, 100
     Class B shares, 100 Class C shares, 100 Class N shares
     and 100 Class Y Shares of beneficial interest in each
     Portfolio to OppenheimerFunds, Inc. ("OFI" or the
     "Adviser").

     On December 8, 2004, the Trust's Board of Trustees
     approved an Investment Advisory Agreement with OFI and a
     Distributor's Agreement with OppenheimerFunds
     Distributor, Inc. ("OFDI" or the "Distributor), a
     wholly-owned subsidiary of OFI.

     The investment objective of each Portfolio is as follows:
     Conservative Investor Fund seeks current income with a
     secondary objective of long-term growth of capital,
     Moderate Investor Fund and Active Allocation Fund each
     seek long-term growth of capital with a secondary
     objective of current income and Aggressive Investor Fund
     seeks long-term growth of capital.

     Each Portfolio offers Class A, Class B, Class C, Class N and
     Class Y shares of beneficial interest.  Class A shares are sold at their offering price, which is normally net asset
     value plus a front-end sales charge.  Class B, Class C and
     Class N shares are sold at net asset value, without a
     front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC).  Class Y shares are sold at
     net asset value without a front-end sales charge and are not subject to a CDSC.

     Note 2.  Significant Accounting Policies

     OFI has assumed all organization and initial offering
     costs of the Trust which are estimated at $350,000.

     The Portfolios' financial statements are prepared in
     conformity with U.S. generally accepted accounting
     principles which may require the use of management
     estimates and assumptions.  Actual results could differ
     from those estimates.

     The Portfolios intend to comply in their initial fiscal
     year and thereafter with provisions of the Internal
     Revenue Code applicable to regulated investment companies
     and as such, will not be subject to federal income taxes
     on otherwise taxable income (including net realized
     capital gains) distributed to shareholders.
     Note 3.  Fees and Other Transactions with Affiliated
     Parties

     The Portfolios will not be charged a direct advisory fee,
     however they will pay indirect advisory fees and other
     expenses as a result of their investments in the
     Underlying Funds.  Active Allocation Fund will pay the
     Adviser an asset allocation fee equal to an annual rate
     of 0.10% of the average daily net assets of the Portfolio.

     OppenheimerFunds Services ("OFS"), a division of the
     Adviser, acts as the transfer and shareholder servicing
     agent for the Portfolios.  Each Portfolio will pay OFS a
     per account fee.  OFS has voluntarily agreed to limit
     transfer and shareholder servicing agent fees paid
     directly by each Portfolio to an annual rate of 0.35% of
     the daily net assets of each class.

     OFDI acts as the principal underwriter in the continuous
     public offering of shares of the Portfolios.  Each
     Portfolio has adopted a Service Plan for Class A shares
     that reimburses the Distributor for a portion of its
     costs incurred for services provided to accounts that
     hold Class A shares.  Reimbursement is made quarterly at
     an annual rate up to 0.25% of average daily net assets of
     Class A shares of each Portfolio.  Each Portfolio has
     adopted Distribution and Service Plans for Class B, Class
     C and Class N shares.  Under the plans, each Portfolio
     pays the Distributor an annual asset-based service fee of
     0.75% per year on Class B and Class C shares and 0.25% on
     Class N shares.  The Distributor also receives a service
     fee of up to 0.25% per year under each plan on Class B,
     Class C and Class N shares.

     Note 4.  Pending Litigation

     A consolidated amended complaint has been filed as putative derivative and class actions against the Adviser, OFS and
     the Distributor (collectively, the "Oppenheimer
     defendants"), as well as 51 of the Oppenheimer funds
     (collectively, the "funds" as "Nominal Defendants") not
     including the Trust, 30 present and former Directors or
     Trustees and eight present and former officers of the
     funds.  This complaint, initially filed in the U.S. District
     Court for the Southern District of New York on January 10,
     2005 and amended on March 4, 2005, consolidates into a
     single action and amends six individual previously-filed
     putative derivative and class action complaints.  Like those prior complaints, the complaint alleges that the Adviser
     charged excessive fees for distribution and other costs,
     improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to
     promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in
     violation of the Investment Company Act of 1940 and the
     Investment Advisers Act of 1940.  Also, like those prior
     complaints, the complaint further alleges that by permitting and/or participating in those actions, the
     Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment
     Company Act of 1940 and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and
     litigation expenses.

     The Oppenheimer defendants believe that the allegations
     contained in the Complaints are without merit and that
     they, the funds named as Nominal Defendants, and the
     directors/trustees of those funds have meritorious
     defenses against the claims asserted.  The Oppenheimer
     defendants intend to defend these lawsuits vigorously and
     to contest any claimed liability.  The Oppenheimer
     defendants believe that it is premature to render any
     opinion as to the likelihood of an outcome unfavorable to
     them and that no estimate can yet be made with any degree
     of certainty as to the amount or range of any potential
     loss.

                             Appendix A

                        RATINGS DEFINITIONS

     Below are summaries of the rating definitions used by the
     nationally-recognized rating agencies listed below. Those
     ratings represent the opinion of the agency as to the
     credit quality of issues that they rate. The summaries
     below are based upon publicly available information
     provided by the rating organizations.

     Moody's Investors Service, Inc. ("Moody's")

     LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER
     RATINGS

     Aaa: Bonds and preferred stock rated "Aaa" are judged to
     be the best quality. They carry the smallest degree of
     investment risk.  Interest payments are protected by a
     large or by an exceptionally stable margin and principal
     is secure.  While the various protective elements are
     likely to change, the changes that can be expected are
     most unlikely to impair the fundamentally strong position
     of such issues.

     Aa: Bonds and preferred stock rated "Aa" are judged to be
     of high quality by all standards. Together with the "Aaa"
     group, they comprise what are generally known as
     high-grade bonds.  They are rated lower than the best
     bonds because margins of protection may not be as large
     as with "Aaa" securities or fluctuation of protective
     elements may be of greater amplitude or there may be
     other elements present which make the long-term risk
     appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred stock rated "A" possess many
     favorable investment attributes and are to be considered
     as upper-medium grade obligations.  Factors giving
     security to principal and interest are considered
     adequate but elements may be present which suggest a
     susceptibility to impairment some time in the future.

     Baa: Bonds and preferred stock rated "Baa" are considered
     medium-grade obligations; that is, they are neither
     highly protected nor poorly secured.  Interest payments
     and principal security appear adequate for the present
     but certain protective elements may be lacking or may be
     characteristically unreliable over any great length of
     time. Such bonds lack outstanding investment
     characteristics and have speculative characteristics as
     well.

     Ba: Bonds and preferred stock rated "Ba" are judged to
     have speculative elements. Their future cannot be
     considered well-assured.  Often the protection of
     interest and principal payments may be very moderate and
     thereby not well safeguarded during both good and bad
     times over the future.  Uncertainty of position
     characterizes bonds in this class.

     B: Bonds and preferred stock rated "B" generally lack
     characteristics of the desirable investment. Assurance of
     interest and principal payments or of maintenance of
     other terms of the contract over any long period of time
     may be small.

     Caa: Bonds and preferred stock rated "Caa" are of poor
     standing. Such issues may be in default or there may be
     present elements of danger with respect to principal or
     interest.
     Ca: Bonds and preferred stock rated "Ca" represent
     obligations which are speculative in a high degree. Such
     issues are often in default or have other marked
     shortcomings.

     C:  Bonds and preferred stock rated "C" are the lowest
     class of rated bonds and can be regarded as having
     extremely poor prospects of ever attaining any real
     investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa."
     The modifier "1" indicates that the obligation ranks in
     the higher end of its generic rating category; the
     modifier "2" indicates a mid-range ranking; and the
     modifier "3" indicates a ranking in the lower end of that
     generic rating category. Advanced refunded issues that
     are secured by certain assets are identified with a #
     symbol.

     PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
     These ratings are opinions of the ability of issuers to
     honor senior financial obligations and contracts. Such
     obligations generally have an original maturity not
     exceeding one year, unless explicitly noted.

     Prime-1: Issuer has a superior ability for repayment of
     senior short-term debt obligations.

     Prime-2: Issuer has a strong ability for repayment of
     senior short-term debt obligations. Earnings trends and
     coverage ratios, while sound, may be more subject to
     variation. Capitalization characteristics, while
     appropriate, may be more affected by external conditions.
     Ample alternate liquidity is maintained.

     Prime-3: Issuer has an acceptable ability for repayment
     of senior short-term obligations. The effect of industry
     characteristics and market compositions may be more
     pronounced. Variability in earnings and profitability may
     result in changes in the level of debt protection
     measurements and may require relatively high financial
     leverage. Adequate alternate liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating
     category.

     Standard & Poor's Ratings Services ("Standard & Poor's"),
     a division of The McGraw-Hill Companies, Inc.

     LONG-TERM ISSUE CREDIT RATINGS

     Issue credit ratings are based in varying degrees, on the
     following considerations:
     o        Likelihood of payment-capacity and willingness
              of the obligor to meet its financial commitment
              on an obligation in accordance with the terms of
              the obligation;
     o        Nature of and provisions of the obligation; and
     o        Protection afforded by, and relative position
              of, the obligation in the event of bankruptcy,
              reorganization, or other arrangement under the
              laws of bankruptcy and other laws affecting
              creditors' rights.
          The issue ratings definitions are expressed in terms
     of default risk. As such, they pertain to senior
     obligations of an entity. Junior obligations are
     typically rated lower than senior obligations, to reflect
     the lower priority in bankruptcy, as noted above.

     AAA: An  obligation  rated  "AAA" have the highest  rating assigned by Standard & Poor's.  The obligor's  capacity to
     meet  its  financial   commitment  on  the  obligation  is
     extremely strong.

     AA: An  obligation  rated  "AA"  differ  from the  highest rated  obligations  only in small  degree.  The  obligor's
     capacity  to  meet  its   financial   commitment   on  the
     obligation is very strong.

     A: An obligation  rated "A" are somewhat more  susceptible to the  adverse  effects of changes in  circumstances  and
     economic   conditions  than  obligations  in  higher-rated
     categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

     BBB:   An   obligation   rated  "BBB"   exhibit   adequate
     protection   parameters.    However,    adverse   economic
     conditions  or changing  circumstances  are more likely to lead to a  weakened  capacity  of the  obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC', `CC', and `C' are
     regarded as having significant speculative
     characteristics. `BB' indicates the least degree of
     speculation and `C' the highest. While such obligations
     will likely have some quality and protective
     characteristics, these may be outweighed by large
     uncertainties or major exposures to adverse conditions.

     BB:  An  obligation  rated  "BB"  are less  vulnerable  to nonpayment than other speculative  issues.  However,  they face major  ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the  obligor's  inadequate  capacity  to meet  its financial commitment on the obligation.

     B:  An  obligation   rated  "B"  are  more  vulnerable  to
     nonpayment  than  obligations  rated "BB", but the obligor
     currently   has  the   capacity  to  meet  its   financial
     commitment   on   the   obligation.    Adverse   business,
     financial,  or economic  conditions will likely impair the obligor's  capacity or  willingness  to meet its financial commitment on the obligation.

     CCC: An obligation  rated "CCC" are  currently  vulnerable to nonpayment,  and are dependent upon favorable business, financial,  and  economic  conditions  for the  obligor to meet its financial  commitment on the  obligation.  In the
     event  of  adverse   business,   financial,   or  economic
     conditions,   the  obligor  is  not  likely  to  have  the
     capacity  to  meet  its   financial   commitment   on  the
     obligation.

     CC:  An  obligation   rated  "CC"  are  currently   highly
     vulnerable to nonpayment.

     C:  Subordinated debt or preferred stock obligations rated
     "C" are currently  highly  vulnerable to  nonpayment.  The
     "C"  rating  may be used  to  cover  a  situation  where a bankruptcy  petition  has  been  filed or  similar  action
     taken,   but  payments  on  this   obligation   are  being
     continued.  A "C" also  will be  assigned  to a  preferred stock  issue in  arrears  on  dividends  or  sinking  fund payments, but that is currently paying.

     D: An  obligation  rated "D" are in payment  default.  The
     "D"  rating   category   is  used  when   payments  on  an
     obligation  are  not  made  on the  date  due  even if the applicable  grace period has not expired,  unless Standard
     & Poor's  believes  that such payments will be made during such grace  period.  The "D" rating also will be used upon the  filing of a  bankruptcy  petition  or the taking of a
     similar   action  if   payments  on  an   obligation   are
     jeopardized.

     The ratings from "AA" to "CCC" may be modified by the
     addition of a plus (+) or minus (-) sign to show relative
     standing within the major rating categories.

     c: The `c' subscript is used to provide additional
     information to investors that the bank may terminate its
     obligation to purchase tendered bonds if the long-term
     credit rating of the issuer is below an investment-grade
     level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is
     provisional. A provisional rating assumes the successful
     completion of the project financed by the debt being
     rated and indicates that payment of debt service
     requirements is largely or entirely dependent upon the
     successful, timely completion of the project. This
     rating, however, while addressing credit quality
     subsequent to completion of the project, makes no comment
     on the likelihood of or the risk of default upon failure
     of such completion. The investor should exercise his own
     judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow
     agreement or closing documentation confirming investments
     and cash flows.

     r: The `r' highlights derivative, hybrid, and certain
     other obligations that Standard & Poor's believes may
     experience high volatility or high variability in
     expected returns as a result of noncredit risks. Examples
     of such obligations are securities with principal or
     interest return indexed to equities, commodities, or
     currencies; certain swaps and options; and interest-only
     and principal-only mortgage securities. The absence of an
     `r' symbol should not be taken as an indication that an
     obligation will exhibit no volatility or variability in
     total return.

     N.R. Not rated.

     Debt obligations of issuers outside the United States and
     its territories are rated on the same basis as domestic
     corporate and municipal issues. The ratings measure the
     creditworthiness of the obligor but do not take into
     account currency exchange and related uncertainties.

     Bond Investment Quality Standards

     Under present commercial bank regulations issued by the
     Comptroller of the Currency, bonds rated in the top four
     categories (`AAA', `AA', `A', `BBB', commonly known as
     investment-grade ratings) generally are regarded as
     eligible for bank investment. Also, the laws of various
     states governing legal investments impose certain rating
     or other standards for obligations eligible for
     investment by savings banks, trust companies, insurance
     companies, and fiduciaries in general

     SHORT-TERM ISSUE CREDIT RATINGS
     Short-term ratings are generally assigned to those
     obligations considered short-term in the relevant market.
     In the U.S., for example, that means obligations with an
     original maturity of no more than 365 days-including
     commercial paper.

     A-1: A short-term obligation rated "A-1" is rated in the
     highest category by Standard & Poor's. The obligor's
     capacity to meet its financial commitment on the
     obligation is strong. Within this category, certain
     obligations are designated with a plus sign (+). This
     indicates that the obligor's capacity to meet its
     financial commitment on these obligations is extremely
     strong.

     A-2: A short-term obligation rated "A-2" is somewhat more
     susceptible to the adverse effects of changes in
     circumstances and economic conditions than obligations in
     higher rating categories. However, the obligor's capacity
     to meet its financial commitment on the obligation is
     satisfactory.
     A-3: A short-term obligation rated "A-3" exhibits
     adequate protection parameters. However, adverse economic
     conditions or changing circumstances are more likely to
     lead to a weakened capacity of the obligor to meet its
     financial commitment on the obligation.

     B: A short-term obligation rated "B" is regarded as
     having significant speculative characteristics. The
     obligor currently has the capacity to meet its financial
     commitment on the obligation; however, it faces major
     ongoing uncertainties which could lead to the obligor's
     inadequate capacity to meet its financial commitment on
     the obligation.

     C: A short-term obligation rated "C" is currently
     vulnerable to nonpayment and is dependent upon favorable
     business, financial, and economic conditions for the
     obligor to meet its financial commitment on the
     obligation.

     D: A short-term obligation rated "D" is in payment
     default. The "D" rating category is used when payments on
     an obligation are not made on the date due even if the
     applicable grace period has not expired, unless Standard
     & Poor's believes that such payments will be made during
     such grace period. The "D" rating also will be used upon
     the filing of a bankruptcy petition or the taking of a
     similar action if payments on an obligation are
     jeopardized.

     NOTES:
     A Standard & Poor's note rating reflects the liquidity
     factors and market access risks unique to notes. Notes
     due in three years or less will likely receive a note
     rating. Notes maturing beyond three years will most
     likely receive a long-term debt rating. The following
     criteria will be used in making that assessment:
     o        Amortization schedule-the larger the final
              maturity relative to other maturities, the more
              likely it will
              be treated as a note; and
     o        Source of payment-the more dependent the issue
              is on the market for its refinancing, the more
              likely
              it will be treated as a note.

     SP-1: Strong capacity to pay principal and interest. An
     issue with a very strong capacity to pay debt service is
     given a (+) designation.

     SP-2: Satisfactory capacity to pay principal and
     interest, with some vulnerability to adverse financial
     and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch, Inc.

     International credit ratings assess the capacity to meet
     foreign currency or local currency commitments. Both
     "foreign currency" and "local currency" ratings are
     internationally comparable assessments. The local
     currency rating measures the probability of payment
     within the relevant sovereign state's currency and
     jurisdiction and therefore, unlike the foreign currency
     rating, does not take account of the possibility of
     foreign exchange controls limiting transfer into foreign
     currency.

     INTERNATIONAL LONG-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency
     and local currency ratings.

     Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the
     lowest expectation of credit risk. They are assigned only
     in the case of exceptionally strong capacity for timely
     payment of financial commitments. This capacity is highly
     unlikely to be adversely affected by foreseeable events.
     AA: Very High Credit Quality. "AA" ratings denote a very
     low expectation of credit risk. They indicate a very
     strong capacity for timely payment of financial
     commitments. This capacity is not significantly
     vulnerable to foreseeable events.

     A: High Credit Quality. "A" ratings denote a low
     expectation of credit risk. The capacity for timely
     payment of financial commitments is considered strong.
     This capacity may, nevertheless, be more vulnerable to
     changes in circumstances or in economic conditions than
     is the case for higher ratings.

     BBB: Good Credit Quality. "BBB" ratings indicate that
     there is currently a low expectation of credit risk. The
     capacity for timely payment of financial commitments is
     considered adequate, but adverse changes in circumstances
     and in economic conditions are more likely to impair this
     capacity. This is the lowest investment-grade category.

     Speculative Grade:

     BB: Speculative. "BB" ratings indicate that there is a
     possibility of credit risk developing, particularly as
     the result of adverse economic change over time. However,
     business or financial alternatives may be available to
     allow financial commitments to be met. Securities rated
     in this category are not investment grade.

     B: Highly Speculative. "B" ratings indicate that
     significant credit risk is present, but a limited margin
     of safety remains. Financial commitments are currently
     being met. However, capacity for continued payment is
     contingent upon a sustained, favorable business and
     economic environment.

     CCC, CC C: High Default Risk.  Default is a real
     possibility. Capacity for meeting financial commitments
     is solely reliant upon sustained, favorable business or
     economic developments. A "CC" rating indicates that
     default of some kind appears probable. "C" ratings signal
     imminent default.

     DDD, DD, and D: Default. The ratings of obligations in
     this category are based on their prospects for achieving
     partial or full recovery in a reorganization or
     liquidation of the obligor. While expected recovery
     values are highly speculative and cannot be estimated
     with any precision, the following serve as general
     guidelines. "DDD" obligations have the highest potential
     for recovery, around 90%-100% of outstanding amounts and
     accrued interest. "DD" indicates potential recoveries in
     the range of 50%-90%, and "D" the lowest recovery
     potential, i.e., below 50%.

     Entities  rated in this category have defaulted on some or all of their  obligations.  Entities  rated "DDD" have the
     highest   prospect  for   resumption  of   performance  or
     continued    operation    with   or   without   a   formal
     reorganization  process.  Entities  rated "DD" and "D" are generally undergoing a formal reorganization or
     liquidation process; those rated "DD" are likely to
     satisfy a higher portion of their outstanding
     obligations, while entities rated "D" have a poor
     prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended to a rating
     symbol to denote relative status within the major rating
     categories.  Plus and minus signs are not added to the
     "AAA" category or to categories below "CCC," nor to
     short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS
     The following ratings scale applies to foreign currency
     and local currency ratings. A short-term rating has a
     time horizon of less than 12 months for most obligations,
     or up to three years for U.S. public finance securities,
     and thus places greater emphasis on the liquidity
     necessary to meet financial commitments in a timely
     manner.

     F1: Highest credit quality. Strongest capacity for timely
     payment of financial commitments. May have an added "+"
     to denote any exceptionally strong credit feature.

     F2: Good credit quality. A satisfactory capacity for
     timely payment of financial commitments, but the margin
     of safety is not as great as in the case of higher
     ratings.

     F3: Fair credit quality. Capacity for timely payment of
     financial commitments is adequate. However, near-term
     adverse changes could result in a reduction to
     non-investment grade.

     B: Speculative. Minimal capacity for timely payment of
     financial commitments, plus vulnerability to near-term
     adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility.
     Capacity for meeting financial commitments is solely
     reliant upon a sustained, favorable business and economic
     environment.

     D: Default. Denotes actual or imminent payment default.

                             Appendix B

                      Industry Classifications                   Household Products

     Aerospace & Defense
     Air Freight & Couriers                                      Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                    Appendix C

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares7 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.8
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans9
              4)  Group Retirement Plans10
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

                    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."11 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
         |_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|      Shares purchased in amounts of less than $5.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              Hardship withdrawals, as defined in the plan.12
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.13
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.                     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|      Distributions14 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.15
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.16
              9)  On account of the participant's separation from service.17
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former
                                                  Quest for Value Funds
--------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.                 Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.           Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                            Appendix D

                                           QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for qualifying hybrid instruments")

     (1) In general

         Nothing in this chapter (other than section 16(e)(2)(B) of this title) governs or is applicable to a hybrid instrument that is predominantly a security.

     (2) Predominance.

         A hybrid instrument shall be considered to be predominantly a security if -

              (A)
                      the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

              (B)
                      the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

              (C)
                      the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

              (D)
                      the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

     (3) Mark-to-market margining requirements.

              For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

Section 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act (except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

     (1)   The instrument is:

           (i)  An equity or debt security within the meaning of Section 2(l) of the Securities Act of 1933; or

           (ii)  A demand deposit, time deposit or transaction account within the meaning of 12 CFR 204.2(b)(1),
           (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit Insurance Act; an insured credit union as defined in Section 101 of the Federal
           Credit Union Act; or a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

     (2)   The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

     (3)   Provided that:

           (i)  An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

           (ii)  The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

           (iii)  The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

     (4)   The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                          Appendix E

                                           QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Act ("Excluded swap transactions")

         No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

         (1)
              entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

         (2)
              subject to individual negotiation by the parties; and

         (3)
              not executed or traded on a trading facility.

Section 35.2 Exemption

         A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of this chapter as adopted under Section 4c(b) of the Act, and the provisions of
Sections 6(c) and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

         (a)  the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

         (b)  the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

         (c)  the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

         (d)  the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

Provided, however, That paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; Provided further,
That any person may apply to the Commission for exemption from any of the provisions of the Act (except
2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP(225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm
         Ernst & Young LLP
         5 Times Square
         New York, New York 10036

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0405

1 Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with Real Asset
Fund's exemptive order.
2 Currently, the Investment Company Act permits a mutual fund to borrow from banks and/ or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with Real Asset
Fund's exemptive order.
3 Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d) interfund lending consistent with U.S.
Government Trust's exemptive order.
4 Currently, the Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with U.S. Government
Trust's exemptive order.
5 Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed). In addition, the Fund may borrow from affiliated funds as described above. A fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
6 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
7 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
8 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
9 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
10 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
11 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
12 This provision does not apply to IRAs.

13 This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
14 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

15 This provision does not apply to IRAs.
16 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
17 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

PART C

                                                       FORM N-1A

                                                         PART C

                                                   OTHER INFORMATION

Item 23. - Exhibits

(a)    Declaration  of  Trust  dated  November  30,  2004:  Previously  filed  with  Registrant's  Initial  Registration
Statement, 12/20/04, and incorporated herein by reference.

(b)      By-Laws:  Previously filed with Registrant's Initial Registration Statement,  12/20/04, and incorporated herein by reference.

(c)    (i)     Conservative Investor Fund Portfolio Specimen Class A Share Certificate: Filed herewith.
       (ii)    Conservative Investor Fund Portfolio Specimen Class B Share Certificate: Filed herewith.
       (iii)   Conservative Investor Fund Portfolio Specimen Class C Share Certificate: Filed herewith.
       (iv)    Conservative Investor Fund Portfolio Specimen Class N Share Certificate: Filed herewith.
       (v)     Conservative Investor Fund Portfolio Specimen Class Y Share Certificate: Filed herewith.

       (vi)    Moderate Investor Fund Portfolio Specimen Class A Share Certificate: Filed herewith.
       (vii)   Moderate Investor Fund Portfolio Specimen Class B Share Certificate: Filed herewith.
       (viii)  Moderate Investor Fund Portfolio Specimen Class C Share Certificate: Filed herewith.
       (ix)    Moderate Investor Fund Portfolio Specimen Class N Share Certificate: Filed herewith.
       (x)     Moderate Investor Fund Portfolio Specimen Class Y Share Certificate: Filed herewith.

       (xi)    Aggressive Investor Fund Portfolio Specimen Class A Share Certificate: Filed herewith.
       (xii)   Aggressive Investor Fund Portfolio Specimen Class B Share Certificate: Filed herewith.
       (xiii)  Aggressive Investor Fund Portfolio Specimen Class C Share Certificate: Filed herewith.
       (xiv)   Aggressive Investor Fund Portfolio Specimen Class N Share Certificate: Filed herewith.
       (xv)    Aggressive Investor Fund Portfolio Specimen Class Y Share Certificate: Filed herewith.

       (xvi)   Active Allocation Fund Portfolio Specimen Class A Share Certificate: Filed herewith.
       (xvii)  Active Allocation Fund Portfolio Specimen Class B Share Certificate: Filed herewith.
       (xviii) Active Allocation Fund Portfolio Specimen Class C Share Certificate: Filed herewith.
       (xix)   Active Allocation Fund Portfolio Specimen Class N Share Certificate: Filed herewith.
       (xx)    Active Allocation Fund Portfolio Specimen Class Y Share Certificate: Filed herewith.

(d)    Investment  Advisory Agreement dated December 8, 2004:  Previously filed with Registrant's  Initial  Registration
Statement, 12/20/04, and incorporated herein by reference.

(e)    (i)     Conservative Investor Fund Portfolio General  Distributor's  Agreement dated December 8, 2004: Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (ii)    Moderate  Investor Fund Portfolio  General  Distributor's  Agreement  dated December 8, 2004:  Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (iii)   Aggressive  Investor Fund Portfolio General  Distributor's  Agreement dated December 8, 2004:  Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (iv)    Active  Allocation Fund Portfolio  General  Distributor's  Agreement  dated December 8, 2004:  Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (v)     Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously filed with  Post-Effective
Amendment  No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

       (vi)    Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously filed with  Post-Effective
Amendment  No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

       (vii)   Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously filed with  Post-Effective
Amendment  No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

       (viii)  Form of Trust Company Fund/SERV  Purchase Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.
2-62076), 10/26/01, and incorporated herein by reference.

       (ix)    Form of Trust Company Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with
Post-Effective  Amendment  No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)    Not applicable.

(g)      (i)  Global  Custodial  Services  Agreement  dated  July 15,  2003,  between  Registrant  and  Citibank,  N.A.:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the  Registration  Statement of Oppenheimer  International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

         (ii) Amended and Restated  Foreign  Custody  Manager  Agreement  dated May 31, 2001,  as amended July 15, 2003, between  Registrant and Citibank,  N.A:  Previously  filed with the  Pre-Effective  Amendment No. 1 to the  Registration
Statement of Oppenheimer  International  Large-Cap Core Trust (Reg. No. 333-106014),  8/5/03, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel: To be filed by amendment.

(j)      Consent of Independent Registered Public Accounting Firm: To be filed by amendment.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant:  Filed herewith.

(m)    (i)     Service Plan and  Agreement  for  Conservative  Investor  Fund  Portfolio  Class A shares dated  12/8/04:
Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (ii)    Distribution  and Service Plan and Agreement for  Conservative  Investor  Fund  Portfolio  Class B shares dated 12/8/04:  Previously filed with Registrant's Initial  Registration  Statement,  12/20/04,  and incorporated herein by reference.

       (iii)   Distribution  and Service Plan and Agreement for  Conservative  Investor  Fund  Portfolio  Class C shares dated 12/8/04:  Previously filed with Registrant's Initial  Registration  Statement,  12/20/04,  and incorporated herein by reference.

       (iv)    Distribution  and Service Plan and Agreement for  Conservative  Investor  Fund  Portfolio  Class N shares dated 12/8/04:  Previously filed with Registrant's Initial Registration Statement,  12/20/04, and incorporated herein by reference.

       (v)     Service  Plan  and  Agreement  for  Moderate  Investor  Fund  Portfolio  Class A  shares  dated  12/8/04:
Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (vi)    Distribution  and Service Plan and Agreement for Moderate  Investor Fund  Portfolio  Class B shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (vii)   Distribution  and Service Plan and Agreement for Moderate  Investor Fund  Portfolio  Class C shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (viii)  Distribution  and Service Plan and Agreement for Moderate  Investor Fund  Portfolio  Class N shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (ix)    Service  Plan and  Agreement  for  Aggressive  Investor  Fund  Portfolio  Class A shares  dated  12/8/04:
Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       Distribution  and Service  Plan and  Agreement  for  Aggressive  Investor  Fund  Portfolio  Class B shares  dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (xi)    Distribution  and Service Plan and Agreement for Aggressive  Investor Fund Portfolio Class C shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.
         (xii)    Distribution  and Service Plan and Agreement for  Aggressive  Investor Fund  Portfolio  Class N shares dated 12/8/04:  Previously filed with Registrant's Initial Registration  Statement,  12/20/04, and incorporated herein by reference.

       (xiii)  Service  Plan  and  Agreement  for  Active  Allocation  Fund  Portfolio  Class A  shares  dated  12/8/04:
Previously filed with Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

       (xiv)   Distribution  and Service Plan and Agreement for Active  Allocation  Fund Portfolio  Class B shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (xv)    Distribution  and Service Plan and Agreement for Active  Allocation  Fund Portfolio  Class C shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

       (xvi)   Distribution  and Service Plan and Agreement for Active  Allocation  Fund Portfolio  Class N shares dated
12/8/04:  Previously filed with  Registrant's  Initial  Registration  Statement,  12/20/04,  and incorporated  herein by reference.

(n)    Oppenheimer  Funds  Multiple  Class  Plan  under  Rule  18f-3  updated  through  9/15/04:  Previously  filed with
Pre-Effective  Amendment  No. 24 to the  Registration  Statement of  Oppenheimer  Cash  Reserves  (Reg.  No.  33-23223),
9/27/04, and incorporated herein by reference.

(o)    Reserved.

(p)    Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated May 15,  2002  under  Rule  17j-1 of the
Investment Company Act of 1940: Previously filed with Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference is made to the  provisions of Article  Seven of  Registrant's  Declaration  of Trust filed as Exhibit 23(a) to the Registrant's Initial Registration Statement, 12/20/04, and incorporated herein by reference.

Insofar as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 may be permitted to trustees, officers and controlling  persons of Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed  in  the  Securities  Act  of  1933  and  is,  therefore,  unenforceable.  In  the  event  that  a  claim  for indemnification  against  such  liabilities  (other than the  payment by  Registrant  of expenses  incurred or paid by a trustee,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such trustee,  officer or  controlling  person,  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in
Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,                     Formerly  Vice   President   (April  2000)  and  First  Vice  President
Vice President                                (February 2003-July 2004) of Citigroup Global Markets Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Emeline S. Adwers,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carl Algermissen,                             Formerly  Associate  Counsel  and  Legal  Compliance  Officer  at Great
Assistant Vice President & Associate Counsel  West-Life  &  Annuity  Insurance  Co.  (February   2004-October  2004);
                                              previously with INVESCO Funds Group,  Inc. (June  1993-December  2003), most recently as Senior Staff Attorney.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Amato,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Beck Apostolopoulos,                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership

                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program;  (since  January  2005)  of  Trinity
                                              Investment  Management  Corporation.  Secretary  (since  June 2003) of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Baker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Bertucci                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig Billings,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michelle Borre Massick,                       None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lori E. Bostrom,                              Formerly Vice President and Corporate  Counsel at Prudential  Financial
Vice President & Senior Counsel               Inc. (October 2002 - November 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Bourgeois,                               Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Boydell,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Bromberg,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeoffrey Caan,                                Formerly Vice President of ABN AMRO NA, Inc. (June 2002-August 2003).
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine Carroll,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Maria Castro,                                 None
Assistant Vie President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Chaffee,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Chibnik,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald James Concepcion,                      Formerly   (until   November  2004)  an  RIA  Marketing   Associate  of
Assistant Vice President                      OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Corbett,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George Curry,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Damian,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Dvorak,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Senior Vice President and Director of
International Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Farrell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Emmanuel Ferreira,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bradley G. Finkle,                            Formerly  Head  of  Business  Management/Proprietary   Distribution  at
Vice President                                Citigroup Asset Management (August 1986-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan Gagliardo,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Corry E. Hyer,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
Senior Vice President                         President of OFI Private Investments, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Kadehjian,                               Formerly Vice President,  Compensation  Manager at The Bank of New York
Assistant Vice President                      (November 1996-November 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Kunz,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Lamentino,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John W. Land,                                 Formerly Human  Resources  Manager at Goldman Sachs (October  2000-July
Assistant Vice President                      2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeffrey P. Lagarce,                           President  and  Chief  Marketing  Officer  of OFI  Institutional  Asset
Senior Vice President                         Management,   Inc.  as  of  January  2005.   Formerly   Executive  Vice
                                              President-Head  of Fidelity  Tax-Exempt  Services  Business at Fidelity
                                              Investments (August 1996-January 2005).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Latino,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gayle Leavitt,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Assistant Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Magee,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry Mandzij,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of OFI Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds  Legacy Program,  OFI Private  Investments,  Inc., OFI

                                              Institutional  Asset  Management,  Inc.,  Centennial  Asset  Management
                                              Corporation,  Oppenheimer  Real  Asset  Management,  Inc.  and  Trinity
                                              Investment  Management  Corporation.  Formerly an  Associate  at Sidley
                                              Austin Brown and Wood LLP (1995 - October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chairman  of the Board and  Director  of OFI Trust  Company;  Chairman,
Senior Vice President                         Chief Executive  Officer,  Senior Managing Director and Director of OFI
                                              Institutional   Asset  Management,   Inc.;  Chief  Executive   Officer,
                                              President,  Senior Managing  Director and Director of HarbourView Asset
                                              Management  Corporation;  Chairman,  President  and Director of Trinity
                                              Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucienne Mercogliano,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Wayne Miao,                                   Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and                  1999 - May 2004).
Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Murphy,                                  President and  Management  Director of Oppenheimer  Acquisition  Corp.;
Chairman, President, Chief                    President and Director of Oppenheimer  Partnership  Holdings,  Inc. and
Executive Officer & Director                  Oppenheimer  Real Asset  Management,  Inc.;  Chairman  and  Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Centennial Asset Management  Corporation,  OppenheimerFunds
                                              Distributor,   Inc.,  Institutional  Asset  Management,  Inc.,  Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView Asset Management  Corporation and OFI Private  Investments,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Meaghan Murphy,                               Formerly Marketing Professional,  RFP Writer at JP Morgan Fleming Asset
Assistant Vice President                      Management (May 2002 - October 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Suzanne Murphy,                               Formerly  (until  December  2003) a Vice  President,  Senior  Marketing
Vice President                                Manager with Citigroup.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kenneth Nadler,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

James B. O'Connell,                           Formerly a Senior  Designer  Manager of  OppenheimerFunds,  Inc. (April
Assistant Vice President                      2002 - December 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Matthew O'Donnell,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) at Geneva Capital Management, Ltd.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John J. Okray,                                Formerly Vice  President,  Head of Trust  Operations at Lehman Brothers
Vice President                                (June  2004-October  2004)  prior  to which  he was an  Assistant  Vice
                                              President,  Director  of Trust  Services  at  Cambridge  Trust  Company
                                              (October 2002-June 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lerae A. Palumbo,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert H. Pemble,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Assistant Vice President                      2001-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gary Pilc,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jason Pizzorusso,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey Portnoy,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raghaw Prasad,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Preuss,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian N. Reid,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marc Reinganum,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacey Roode,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacy Roth,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Adrienne Ruffle,                              Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and Assistant        2002-February 2005).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment Management  Corporation and of OFI Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kim Russomanno,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi W. Schadt,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ellen P. Schoenfeld,                          None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Navin Sharma,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian C. Szilagyi,                            Director  of  Financial   Reporting   and   Compliance  at  First  Data
Assistant Vice President                      Corporation (April 2003-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeaneen Terrio,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angela Uttaro,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management Corporation and Shareholder Services,  Inc.; Chief Financial
Officer                                       Officer  of  HarbourView  Asset  Management  Corporation,   Oppenheimer
                                              Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.,
                                              Shareholder Financial Services, Inc.,  OppenheimerFunds Legacy Program,
                                              OFI Private Investments,  Inc., OFI Trust Company and OFI Institutional
                                              Asset  Management,  Inc.  Formerly (until March 2004) Vice President of
                                              OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nancy Vann,                                   Formerly Assistant General Counsel at Reserve Management Company,  Inc.
Vice President and Assistant Counsel          (April to December  2004);  attorney at Sidley  Austin Brown & Wood LLP
                                              (October 1997 - April 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rene Vecka,                                   Formerly  Vice  President  of  Shareholder  Services,  Inc.  (September
Assistant Vice President,                     2000-July 2003).
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Walsh,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Adam Weiner,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           None
Vice President & Associate Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc  and  OppenheimerFunds   (Asia)  Limited;   Senior  Vice  President
                                              (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc..

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Annabel Whiting,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.

Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
                                              OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Senior Vice President and                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
Treasurer                                     Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc
                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the
                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management

                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds   plc   and   OppenheimerFunds   International   Ltd.;
                                              Secretary  and  General  Counsel  of  Oppenheimer   Acquisition  Corp.;
                                              Director   of   Oppenheimer   Real   Asset    Management,    Inc.   and
                                              OppenheimerFunds  (Asia) Limited);  Vice President of  OppenheimerFunds
                                              Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund

Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset
Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b) above (except
Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
2901B N. Lakewood Avenue
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan Drier(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Hillary Eigen                                   Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Eiler(2)                                   Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Fishel                                     Vice President                       None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin J. Healy(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
10206 Emerald Woods Avenue
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Suzanne Heske                                   Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Humble                                   Vice President                       None
419 Phillips Avenue
len Ellyn, IL 60137
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen Ilnitzki(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthurLoop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
126 Bernard Street
San Francisco, CA 94109
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja(2)                                    Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President, Trustee & Chairman
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford Norford                                Vice President                       None
4607 Timberglen Rd.
Dallas, TX 75287
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Elaine M. Puleo-Carter(2)                       Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Charles F. Scully                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Spensley(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace

Overland Park, KS 66223
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Vandehey(1)                                Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Rachel Walkey                                   Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Cynthia Walloga                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris Werner(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books and other  documents  required to be  maintained  by  Registrant  pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated  thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                       SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933 and/or the Investment  Company Act of 1940, the Registrant
has duly caused this  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York and State of New York on the 29th day of March, 2005.

                                                     OPPENHEIMER PORTFOLIO SERIES

                                                     By: /s/ John V. Murphy
                                                     --------------------------------------------------
                                                     John V. Murphy, President, Principal
                                                     Executive Officer & Trustee

Pursuant to the  requirements  of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Peter I. Wold                           Chairman of the Board                       March 29, 2005
-------------------                         of Trustees
Peter I. Wold

/s/ John V. Murphy                          President, Principal                        March 29, 2005
-----------------------                     Executive Officer
John V. Murphy                              & Trustee

/s/ Brian W. Wixted                         Treasurer and Principal                     March 29, 2005
-----------------------                     Financial & Accounting
Brian W. Wixted                             Officer

/s/ Ronald J. Abdow                         Trustee                                     March 29, 2005
------------------------
Ronald J. Abdow

/s/ Eustis Walcott                          Trustee                                     March 29, 2005
---------------------
Eustis Walcott

/s/ Joseph M. Wikler                        Trustee                                     March 29, 2005
------------------------
Joseph M. Wikler

                                              OPPENHEIMER PORTFOLIO SERIES

                                           Registration Statement No. 333-121449

                                                     EXHIBIT INDEX

Exhibit No.              Description

23(c) (i)                Conservative Investor Fund Portfolio Specimen Class A Share Certificate
23(c) (ii)               Conservative Investor Fund Portfolio Specimen Class B Share Certificate
23(c) (iii)              Conservative Investor Fund Portfolio Specimen Class C Share Certificate
23(c) (iv)               Conservative Investor Fund Portfolio Specimen Class N Share Certificate
23(c) (v)                Conservative Investor Fund Portfolio Specimen Class Y Share Certificate

23(c) (vi)               Moderate Investor Fund Portfolio Specimen Class A Share Certificate
23(c) (vii)              Moderate Investor Fund Portfolio Specimen Class B Share Certificate
23(c) (viii)             Moderate Investor Fund Portfolio Specimen Class C Share Certificate
23(c) (ix)               Moderate Investor Fund Portfolio Specimen Class N Share Certificate
23(c) (x)                Moderate Investor Fund Portfolio Specimen Class Y Share Certificate

23(c) (xi)               Aggressive Investor Fund Portfolio Specimen Class A Share Certificate
23(c) (xii)              Aggressive Investor Fund Portfolio Specimen Class B Share Certificate
23(c) (xiii)             Aggressive Investor Fund Portfolio Specimen Class C Share Certificate
23(c) (xiv)              Aggressive Investor Fund Portfolio Specimen Class N Share Certificate
23(c) (xv)               Aggressive Investor Fund Portfolio Specimen Class Y Share Certificate

23(c) (xvi)              Active Allocation Fund Portfolio Specimen Class A Share Certificate
23(c) (xvii)             Active Allocation Fund Portfolio Specimen Class B Share Certificate
23(c) (xviii)            Active Allocation Fund Portfolio Specimen Class C Share Certificate
23(c) (xix)              Active Allocation Fund Portfolio Specimen Class N Share Certificate
23(c) (xx)               Active Allocation Fund Portfolio Specimen Class Y Share Certificate